UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Series International Index Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.2
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.2
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.0
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.0
Toyota Motor Corp. (Japan, Automobiles)	1.0
Total SA (France, Oil, Gas & Consumable Fuels)	0.9
SAP SE (Germany, Software)	0.9
AIA Group Ltd. (Hong Kong, Insurance)	0.9
11.5

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	18.9
Industrials	14.4
Consumer Staples	11.7
Consumer Discretionary	11.3
Health Care	10.5
Materials	7.2
Information Technology	6.5
Energy	5.7
Communication Services	4.9
Real Estate	3.6

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Japan	23.3%
United Kingdom	15.9%
France	10.3%
Switzerland	8.7%
Germany	8.7%
Australia	6.7%
Netherlands	4.8%
Spain	3.0%
Hong Kong	2.9%
Other*	15.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks and Equity Futures	100.1
Short-Term Investments and Net Other Assets (Liabilities)	(0.1)

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 6.7%
AGL Energy Ltd.	3,278	$51,370
Alumina Ltd.	12,193	19,254
Amcor Ltd.	5,813	65,689
AMP Ltd.	14,684	23,498
APA Group unit	5,924	40,174
Aristocrat Leisure Ltd.	2,865	52,673
ASX Ltd.	962	50,523
Aurizon Holdings Ltd.	10,015	33,606
Australia & New Zealand Banking Group Ltd.	14,408	276,268
Bank of Queensland Ltd.	1,998	13,057
Bendigo & Adelaide Bank Ltd.	2,428	17,630
BHP Billiton Ltd.	14,812	391,960
BlueScope Steel Ltd.	2,689	25,496
Boral Ltd.	5,804	19,844
Brambles Ltd.	7,950	67,532
Caltex Australia Ltd.	1,294	24,821
Challenger Ltd.	2,734	15,843
Cimic Group Ltd.	483	17,225
Coca-Cola Amatil Ltd.	2,517	15,614
Cochlear Ltd.	288	38,033
Coles Group Ltd. (a)	5,675	50,447
Commonwealth Bank of Australia	8,895	467,280
Computershare Ltd.	2,277	28,620
Crown Ltd.	1,845	17,285
CSL Ltd.	2,275	318,459
DEXUS Property Group unit	5,099	44,932
Dominos Pizza Enterprises Ltd.	373	11,307
Flight Centre Travel Group Ltd.	378	10,232
Fortescue Metals Group Ltd.	7,796	39,295
Goodman Group unit	8,187	75,952
Harvey Norman Holdings Ltd.	4,011	11,791
Incitec Pivot Ltd.	8,125	19,302
Insurance Australia Group Ltd.	11,581	64,333
Lendlease Group unit	2,828	26,515
Macquarie Group Ltd.	1,622	154,020
Medibank Private Ltd.	13,734	27,690
Mirvac Group unit	18,295	36,499
National Australia Bank Ltd.	13,748	245,471
Newcrest Mining Ltd.	3,854	67,949
Orica Ltd.	1,897	24,874
Origin Energy Ltd.	8,803	45,736
QBE Insurance Group Ltd.	6,650	60,615
Ramsay Health Care Ltd.	706	32,509
realestate.com.au Ltd.	257	14,476
Rio Tinto Ltd.	1,867	125,520
Santos Ltd.	8,846	44,837
Scentre Group unit	26,723	71,963
SEEK Ltd.	1,657	21,271
Sonic Healthcare Ltd.	2,171	39,256
South32 Ltd.	25,513	60,071
SP AusNet	10,190	12,751
Stockland Corp. Ltd. unit	12,047	32,017
Suncorp Group Ltd.	6,510	60,899
Sydney Airport unit	5,516	29,630
Tabcorp Holdings Ltd.	9,445	31,893
Telstra Corp. Ltd.	20,823	49,616
The GPT Group unit	9,039	36,512
TPG Telecom Ltd.	2,253	10,705
Transurban Group unit	13,401	126,968
Treasury Wine Estates Ltd.	3,580	43,408
Vicinity Centres unit	16,326	29,233
Washington H. Soul Pattinson & Co. Ltd.	620	10,048
Wesfarmers Ltd.	5,676	144,087
Westpac Banking Corp.	17,259	335,280
Woodside Petroleum Ltd.	4,694	117,107
Woolworths Group Ltd.	6,601	148,210
WorleyParsons Ltd.	1,613	16,283

TOTAL AUSTRALIA		4,753,264

Austria - 0.2%
Andritz AG	363	17,303
Erste Group Bank AG	1,510	60,462
OMV AG	740	39,632
Raiffeisen International Bank-Holding AG	741	19,755
Verbund AG	340	16,863
Voestalpine AG	580	18,625

TOTAL AUSTRIA		172,640

Bailiwick of Jersey - 0.7%
Experian PLC	4,567	132,940
Ferguson PLC	1,165	82,642
Glencore Xstrata PLC	56,557	224,393
WPP PLC	6,324	78,910

TOTAL BAILIWICK OF JERSEY		518,885

Belgium - 1.0%
Ageas	918	48,393
Anheuser-Busch InBev SA NV	3,826	340,159
Colruyt NV	299	21,550
Groupe Bruxelles Lambert SA	410	39,189
KBC Groep NV	1,252	92,708
Proximus	749	20,960
Solvay SA Class A	370	44,466
Telenet Group Holding NV	262	13,905
UCB SA	634	50,289
Umicore SA	1,051	40,669

TOTAL BELGIUM		712,288

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	3,500	28,420
Dairy Farm International Holdings Ltd.	1,600	12,528
Hongkong Land Holdings Ltd.	5,900	41,123
Jardine Matheson Holdings Ltd.	1,097	72,183
Jardine Strategic Holdings Ltd.	1,093	41,337
Kerry Properties Ltd.	3,500	14,946
NWS Holdings Ltd.	8,000	16,622
Shangri-La Asia Ltd.	6,000	8,505
Yue Yuen Industrial (Holdings) Ltd.	3,500	11,310

TOTAL BERMUDA		246,974

Cayman Islands - 0.7%
ASM Pacific Technology Ltd.	1,500	17,371
BeiGene Ltd. ADR (a)	163	20,249
Cheung Kong Property Holdings Ltd.	13,000	104,400
CK Hutchison Holdings Ltd.	13,500	141,801
Melco Crown Entertainment Ltd. sponsored ADR	1,232	30,923
MGM China Holdings Ltd.	5,600	11,536
Minth Group Ltd.	4,000	12,620
Sands China Ltd.	12,000	65,929
WH Group Ltd. (b)	44,000	52,162
Wharf Real Estate Investment Co. Ltd.	6,000	45,967
Wynn Macau Ltd.	7,600	21,798

TOTAL CAYMAN ISLANDS		524,756

Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A	21	25,586
Series B	31	39,962
Carlsberg A/S Series B	537	69,365
Christian Hansen Holding A/S	498	50,800
Coloplast A/S Series B	597	64,415
Danske Bank A/S	3,605	63,935
DONG Energy A/S (b)	952	72,884
DSV de Sammensluttede Vognmaend A/S	945	87,312
Genmab A/S (a)	309	51,297
H Lundbeck A/S	349	14,681
ISS Holdings A/S	833	25,905
Novo Nordisk A/S Series B	9,130	447,320
Novozymes A/S Series B	1,102	51,356
Pandora A/S	550	23,070
Tryg A/S	610	18,640
Vestas Wind Systems A/S	981	88,722
William Demant Holding A/S (a)	505	15,932

TOTAL DENMARK		1,211,182

Finland - 1.1%
Elisa Corp. (A Shares)	711	30,168
Fortum Corp.	2,236	47,249
Kone Oyj (B Shares)	1,710	93,710
Metso Corp.	530	19,742
Neste Oyj	1,933	63,827
Nokia Corp.	28,297	148,690
Nokian Tyres PLC	594	19,867
Nordea Bank ABP (Stockholm Stock Exchange)	15,287	120,268
Orion Oyj (B Shares)	523	17,381
Sampo Oyj (A Shares)	2,241	102,611
Stora Enso Oyj (R Shares)	2,767	34,340
UPM-Kymmene Corp.	2,688	75,703
Wartsila Corp.	2,230	35,567

TOTAL FINLAND		809,123

France - 10.3%
Accor SA	936	39,431
Aeroports de Paris	148	30,145
Air Liquide SA	2,155	286,684
Alstom SA	783	34,426
Amundi SA (b)	301	21,623
Arkema SA	343	35,185
Atos Origin SA	479	49,308
AXA SA	9,761	260,292
BIC SA	136	11,723
bioMerieux SA	206	16,347
BNP Paribas SA	5,647	300,607
Bollore SA	4,388	20,848
Bouygues SA	1,104	41,531
Bureau Veritas SA	1,325	33,557
Capgemini SA	802	97,238
Carrefour SA	2,966	57,784
Casino Guichard Perrachon SA	285	11,667
CNP Assurances	864	20,389
Compagnie de St. Gobain	2,492	102,172
Covivio	230	24,894
Credit Agricole SA	5,751	78,887
Danone SA	3,099	250,639
Dassault Aviation SA	13	19,670
Dassault Systemes SA	654	103,464
Edenred SA	1,196	56,354
EDF SA	3,019	43,478
Eiffage SA	394	41,142
ENGIE	9,186	136,051
Essilor International SA	1,444	175,935
Eurazeo SA	233	18,280
Eutelsat Communications	870	15,700
Faurecia SA	379	19,248
Gecina SA	230	34,336
Groupe Eurotunnel SA	2,345	37,743
Hermes International SCA	159	111,851
ICADE	168	14,358
Iliad SA	133	13,530
Imerys SA	243	12,941
Ingenico SA	299	25,206
Ipsen SA	188	21,951
JCDecaux SA	404	13,231
Kering SA	380	224,612
Klepierre SA	1,024	36,374
L'Oreal SA	1,267	348,304
Legrand SA	1,337	98,252
LVMH Moet Hennessy - Louis Vuitton SA	1,395	547,701
Michelin CGDE Series B	858	110,948
Natixis SA	4,704	27,688
Orange SA	10,003	156,332
Pernod Ricard SA	1,066	185,740
Peugeot Citroen SA	2,949	77,266
Publicis Groupe SA	1,060	63,002
Remy Cointreau SA	112	14,924
Renault SA	967	65,965
Rexel SA	1,518	20,397
Safran SA	1,677	244,441
Sanofi SA	5,662	494,006
Sartorius Stedim Biotech	138	18,728
Schneider Electric SA	2,760	233,595
SCOR SE	819	33,400
SEB SA	113	20,684
Societe Generale Series A	3,852	122,153
Sodexo SA	441	50,575
SR Teleperformance SA	289	55,526
Suez Environnement SA	1,861	26,143
Thales SA	534	63,757
Total SA	12,137	674,705
Ubisoft Entertainment SA (a)	416	39,744
Valeo SA	1,204	43,713
Veolia Environnement SA	2,686	63,446
VINCI SA	2,554	257,944
Vivendi SA	5,234	151,921
Wendel SA	137	18,962

TOTAL FRANCE		7,330,794

Germany - 8.2%
adidas AG	905	232,548
Allianz SE	2,136	516,301
Axel Springer Verlag AG	239	13,537
BASF AG	4,616	376,855
Bayer AG	4,683	311,681
Bayerische Motoren Werke AG (BMW)	1,641	139,697
Beiersdorf AG	506	55,300
Brenntag AG	779	41,991
Commerzbank AG	5,015	45,066
Continental AG	553	91,399
Covestro AG (b)	963	52,655
Daimler AG (Germany)	4,570	299,034
Delivery Hero AG (a)(b)	463	21,338
Deutsche Bank AG	9,844	81,361
Deutsche Borse AG	953	127,342
Deutsche Lufthansa AG	1,178	28,433
Deutsche Post AG	4,970	172,759
Deutsche Telekom AG	16,740	280,477
Deutsche Wohnen AG (Bearer)	1,793	80,582
Drillisch AG	322	12,005
E.ON AG	11,059	118,903
Evonik Industries AG	820	24,428
Fraport AG Frankfurt Airport Services Worldwide	210	17,392
Fresenius Medical Care AG & Co. KGaA	1,086	91,532
Fresenius SE & Co. KGaA	2,095	118,850
GEA Group AG	814	22,752
Hannover Reuck SE	306	46,127
HeidelbergCement Finance AG	743	60,001
Henkel AG & Co. KGaA	539	51,356
Hochtief AG	124	18,497
Hugo Boss AG	315	21,961
Infineon Technologies AG	5,684	134,743
innogy SE (b)	714	33,146
KION Group AG	354	24,236
Lanxess AG	433	25,011
Merck KGaA	649	69,065
Metro Wholesale & Food Specialist AG	905	15,327
MTU Aero Engines Holdings AG	261	61,387
Muenchener Rueckversicherungs AG	753	188,338
OSRAM Licht AG	484	16,552
ProSiebenSat.1 Media AG	1,158	18,306
Puma AG	41	25,361
RWE AG	2,600	66,401
SAP SE	4,934	636,033
Siemens AG	3,845	461,024
Siemens Healthineers AG (b)	755	32,196
Symrise AG	621	59,691
Telefonica Deutschland Holding AG	4,458	14,480
Thyssenkrupp AG	2,182	30,677
TUI AG (GB)	2,201	24,505
Uniper SE	1,017	30,809
United Internet AG	611	24,486
Volkswagen AG	160	28,605
Vonovia SE	2,473	123,347
Wirecard AG	589	88,325
Zalando SE (a)(b)	563	26,483

TOTAL GERMANY		5,830,694

Hong Kong - 2.9%
AIA Group Ltd.	60,600	620,510
Bank of East Asia Ltd.	6,441	20,321
BOC Hong Kong (Holdings) Ltd.	18,500	82,775
CLP Holdings Ltd.	8,500	96,379
Galaxy Entertainment Group Ltd.	12,000	89,715
Hang Lung Group Ltd.	4,000	11,906
Hang Lung Properties Ltd.	10,000	23,506
Hang Seng Bank Ltd.	3,800	99,786
Henderson Land Development Co. Ltd.	7,000	43,099
Hong Kong & China Gas Co. Ltd.	46,000	109,814
Hong Kong Exchanges and Clearing Ltd.	5,911	204,950
Hysan Development Co. Ltd.	3,000	16,788
Link (REIT)	10,500	122,470
MTR Corp. Ltd.	8,006	47,660
New World Development Co. Ltd.	31,000	51,293
PCCW Ltd.	21,000	12,662
Power Assets Holdings Ltd.	7,000	48,809
Sino Land Ltd.	16,083	28,292
SJM Holdings Ltd.	11,000	13,279
Sun Hung Kai Properties Ltd.	8,000	138,079
Swire Pacific Ltd. (A Shares)	2,500	31,645
Swire Properties Ltd.	5,800	23,548
Techtronic Industries Co. Ltd.	7,000	50,594
Wharf Holdings Ltd.	6,000	17,247
Wheelock and Co. Ltd.	4,000	28,477

TOTAL HONG KONG		2,033,604

Ireland - 0.7%
AIB Group PLC	4,025	18,681
Bank Ireland Group PLC	4,837	30,869
CRH PLC	4,090	137,590
DCC PLC (United Kingdom)	492	43,935
James Hardie Industries PLC CDI	2,205	29,969
Kerry Group PLC Class A	793	88,765
Kingspan Group PLC (Ireland)	762	40,066
Paddy Power Betfair PLC (Ireland)	396	33,169
Ryanair Holdings PLC sponsored ADR (a)	135	10,481
Smurfit Kappa Group PLC	1,123	32,912

TOTAL IRELAND		466,437

Isle of Man - 0.1%
Gaming VC Holdings SA	2,756	23,460
Genting Singapore Ltd.	30,000	21,726

TOTAL ISLE OF MAN		45,186

Israel - 0.5%
Azrieli Group	213	12,124
Bank Hapoalim BM (Reg.)	5,393	39,646
Bank Leumi le-Israel BM	7,545	51,608
Bezeq The Israel Telecommunication Corp. Ltd.	10,225	6,991
Check Point Software Technologies Ltd. (a)	623	75,233
Elbit Systems Ltd. (Israel)	119	16,564
Israel Chemicals Ltd.	3,559	18,844
Mizrahi Tefahot Bank Ltd.	706	15,264
NICE Systems Ltd. (a)	305	42,080
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	4,861	73,984
Wix.com Ltd. (a)	217	29,113

TOTAL ISRAEL		381,451

Italy - 1.9%
Assicurazioni Generali SpA	5,936	115,180
Atlantia SpA	2,491	67,948
Davide Campari-Milano SpA	2,903	29,255
Enel SpA	40,919	259,106
Eni SpA	12,800	218,127
Intesa Sanpaolo SpA	74,719	195,765
Leonardo SpA	2,028	23,417
Mediobanca SpA	3,109	32,953
Moncler SpA	893	36,628
Pirelli & C. SpA (b)	2,014	14,701
Poste Italiane SpA (b)	2,624	27,989
Prysmian SpA	1,201	23,156
Recordati SpA	522	21,071
Snam Rete Gas SpA	11,371	57,864
Telecom Italia SpA (a)	58,797	32,913
Terna SpA	7,070	42,329
UniCredit SpA	10,070	139,261

TOTAL ITALY		1,337,663

Japan - 23.3%
ABC-MART, Inc.	200	12,424
ACOM Co. Ltd.	1,800	6,302
AEON Co. Ltd.	3,000	55,330
AEON Financial Service Co. Ltd.	600	12,383
AEON MALL Co. Ltd.	500	7,648
Agc, Inc.	900	30,580
Air Water, Inc.	900	13,670
Aisin Seiki Co. Ltd.	800	30,917
Ajinomoto Co., Inc.	2,200	35,401
Alfresa Holdings Corp.	900	25,006
All Nippon Airways Ltd.	600	20,942
Alps Electric Co. Ltd.	1,000	21,069
Amada Holdings Co. Ltd.	1,700	18,863
Aozora Bank Ltd.	600	14,591
Asahi Group Holdings	1,800	78,030
ASAHI INTECC Co. Ltd.	500	25,181
Asahi Kasei Corp. (c)	6,300	64,643
Asics Corp.	900	11,028
Astellas Pharma, Inc. (c)	9,400	127,312
Bandai Namco Holdings, Inc.	1,000	47,578
Bank of Kyoto Ltd.	300	12,927
Benesse Holdings, Inc.	300	8,254
Bridgestone Corp. (c)	3,100	122,614
Brother Industries Ltd.	1,100	21,557
Calbee, Inc.	500	13,735
Canon, Inc. (c)	5,000	138,740
Casio Computer Co. Ltd.	1,000	12,577
Central Japan Railway Co.	700	150,155
Chiba Bank Ltd.	2,900	15,125
Chubu Electric Power Co., Inc.	3,000	43,521
Chugai Pharmaceutical Co. Ltd.	1,100	69,518
Chugoku Electric Power Co., Inc.	1,400	16,678
Coca-Cola West Co. Ltd.	700	17,199
Concordia Financial Group Ltd. (c)	5,300	20,554
Credit Saison Co. Ltd.	900	11,440
CyberAgent, Inc.	500	19,884
Dai Nippon Printing Co. Ltd.	1,200	28,364
Dai-ichi Mutual Life Insurance Co. (c)	5,400	77,319
Daicel Chemical Industries Ltd.	1,300	14,494
Daifuku Co. Ltd.	500	30,432
Daiichi Sankyo Kabushiki Kaisha	2,800	137,769
Daikin Industries Ltd. (c)	1,300	165,515
Dainippon Sumitomo Pharma Co. Ltd.	800	17,595
Daito Trust Construction Co. Ltd.	400	53,378
Daiwa House Industry Co. Ltd.	2,800	78,197
Daiwa House REIT Investment Corp.	9	20,643
Daiwa Securities Group, Inc. (c)	8,000	37,239
DeNA Co. Ltd.	500	7,788
DENSO Corp. (c)	2,200	95,845
Dentsu, Inc.	1,100	44,782
Disco Corp.	100	17,128
East Japan Railway Co.	1,500	140,917
Eisai Co. Ltd. (c)	1,300	75,319
Electric Power Development Co. Ltd.	700	16,213
FamilyMart Co. Ltd. (c)	1,300	34,637
Fanuc Corp.	1,000	187,876
Fast Retailing Co. Ltd.	300	173,060
Fuji Electric Co. Ltd.	600	21,141
Fujifilm Holdings Corp.	1,900	88,420
Fujitsu Ltd.	1,000	73,028
Fukuoka Financial Group, Inc.	800	18,500
Hakuhodo DY Holdings, Inc.	1,100	18,495
Hamamatsu Photonics K.K.	700	28,309
Hankyu Hanshin Holdings, Inc.	1,100	40,980
Hikari Tsushin, Inc.	100	18,439
Hino Motors Ltd.	1,400	13,171
Hirose Electric Co. Ltd.	100	11,545
Hisamitsu Pharmaceutical Co., Inc.	300	12,685
Hitachi Chemical Co. Ltd.	500	13,241
Hitachi Construction Machinery Co. Ltd.	500	13,241
Hitachi High-Technologies Corp.	300	13,331
Hitachi Ltd.	4,800	158,959
Hitachi Metals Ltd.	1,100	12,650
Honda Motor Co. Ltd. (c)	8,200	228,804
Hoshizaki Corp.	300	19,390
Hoya Corp.	1,900	133,296
Hulic Co. Ltd.	1,500	12,900
Idemitsu Kosan Co. Ltd.	982	31,780
IHI Corp.	700	16,571
Iida Group Holdings Co. Ltd.	700	11,808
INPEX Corp. (c)	5,100	49,491
Isetan Mitsukoshi Holdings Ltd.	1,600	15,211
Isuzu Motors Ltd.	2,700	38,672
Itochu Corp. (c)	6,800	122,088
J. Front Retailing Co. Ltd.	1,100	13,380
Japan Airlines Co. Ltd.	600	20,085
Japan Airport Terminal Co. Ltd.	200	8,412
Japan Exchange Group, Inc.	2,500	40,576
Japan Post Bank Co. Ltd.	2,000	21,958
Japan Post Holdings Co. Ltd. (c)	7,900	88,152
Japan Prime Realty Investment Corp.	4	15,979
Japan Real Estate Investment Corp. (c)	7	38,772
Japan Retail Fund Investment Corp.	13	24,857
Japan Tobacco, Inc. (c)	5,500	127,092
JFE Holdings, Inc. (c)	2,500	42,753
JGC Corp.	1,000	14,256
JSR Corp.	900	13,638
JTEKT Corp.	1,000	12,828
JX Holdings, Inc. (c)	16,100	78,148
Kajima Corp.	2,200	32,488
Kakaku.com, Inc.	700	14,327
Kamigumi Co. Ltd.	500	11,904
Kaneka Corp.	200	7,684
Kansai Electric Power Co., Inc.	3,500	42,275
Kansai Paint Co. Ltd.	900	17,088
Kao Corp. (c)	2,500	192,042
Kawasaki Heavy Industries Ltd.	700	16,250
KDDI Corp. (c)	8,900	205,123
Keihan Electric Railway Co., Ltd.	500	21,208
Keihin Electric Express Railway Co. Ltd.	1,100	18,723
Keio Corp.	500	30,073
Keisei Electric Railway Co.	600	20,952
Keyence Corp.	500	310,247
Kikkoman Corp.	700	32,425
Kintetsu Group Holdings Co. Ltd. (c)	900	39,872
Kirin Holdings Co. Ltd. (c)	4,100	92,733
Kobayashi Pharmaceutical Co. Ltd.	200	15,907
Kobe Steel Ltd.	1,500	11,432
Koito Manufacturing Co. Ltd.	500	29,714
Komatsu Ltd. (c)	4,600	118,820
Konami Holdings Corp.	500	22,712
Konica Minolta, Inc.	2,200	22,001
Kose Corp. (c)	200	37,434
Kubota Corp.	4,900	74,031
Kuraray Co. Ltd.	1,600	21,358
Kurita Water Industries Ltd.	500	12,954
Kyocera Corp.	1,600	103,272
Kyowa Hakko Kirin Co., Ltd.	1,300	25,161
Kyushu Electric Power Co., Inc. (c)	1,900	18,370
Kyushu Railway Co.	800	25,998
Lawson, Inc.	200	9,318
LINE Corp. (a)	400	13,402
Lion Corp.	1,100	22,593
LIXIL Group Corp.	1,300	16,887
M3, Inc.	2,100	37,119
Makita Corp.	1,100	39,993
Marubeni Corp. (c)	7,800	55,674
Marui Group Co. Ltd.	900	18,235
Maruichi Steel Tube Ltd.	300	8,268
Mazda Motor Corp.	2,800	33,066
McDonald's Holdings Co. (Japan) Ltd.	300	13,870
Mebuki Financial Group, Inc.	4,400	11,178
Medipal Holdings Corp.	800	17,918
Meiji Holdings Co. Ltd.	600	47,130
Minebea Mitsumi, Inc.	1,900	33,601
Misumi Group, Inc.	1,400	36,170
Mitsubishi Chemical Holdings Corp. (c)	6,400	45,336
Mitsubishi Corp. (c)	6,800	186,551
Mitsubishi Electric Corp. (c)	9,100	129,236
Mitsubishi Estate Co. Ltd. (c)	5,900	99,335
Mitsubishi Gas Chemical Co., Inc.	800	11,922
Mitsubishi Heavy Industries Ltd.	1,500	62,225
Mitsubishi Materials Corp.	500	12,945
Mitsubishi Motors Corp. of Japan	3,300	18,456
Mitsubishi Tanabe Pharma Corp.	1,200	15,060
Mitsubishi UFJ Financial Group, Inc. (c)	58,900	292,234
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,300	11,645
Mitsui & Co. Ltd. (c)	8,300	133,670
Mitsui Chemicals, Inc.	900	21,960
Mitsui Fudosan Co. Ltd. (c)	4,500	103,699
Mitsui OSK Lines Ltd.	600	15,189
Mizuho Financial Group, Inc. (c)	120,900	188,813
MonotaRO Co. Ltd.	600	13,800
MS&AD Insurance Group Holdings, Inc. (c)	2,400	74,072
Murata Manufacturing Co. Ltd.	2,700	135,577
Nabtesco Corp.	600	18,259
Nagoya Railroad Co. Ltd.	900	24,319
NEC Corp.	1,300	43,705
New Hampshire Foods Ltd. (c)	500	20,064
Nexon Co. Ltd. (a)	2,200	31,520
NGK Insulators Ltd.	1,300	19,186
NGK Spark Plug Co. Ltd.	800	15,491
Nidec Corp.	1,100	155,873
Nikon Corp.	1,600	22,263
Nintendo Co. Ltd.	600	206,649
Nippon Building Fund, Inc.	7	45,056
Nippon Electric Glass Co. Ltd.	500	13,690
Nippon Express Co. Ltd.	400	21,904
Nippon Paint Holdings Co. Ltd.	700	26,487
Nippon Prologis REIT, Inc.	9	19,310
Nippon Steel & Sumitomo Metal Corp.	4,000	71,116
Nippon Telegraph & Telephone Corp.	3,200	133,147
Nippon Yusen KK	800	13,616
Nissan Chemical Corp.	600	26,554
Nissan Motor Co. Ltd. (c)	11,600	93,125
Nisshin Seifun Group, Inc.	1,000	23,197
Nissin Food Holdings Co. Ltd.	300	19,741
Nitori Holdings Co. Ltd.	400	47,578
Nitto Denko Corp.	800	43,018
NKSJ Holdings, Inc.	1,600	59,766
Nomura Holdings, Inc. (c)	17,200	65,123
Nomura Real Estate Holdings, Inc.	600	12,685
Nomura Real Estate Master Fund, Inc.	19	27,819
Nomura Research Institute Ltd.	600	29,247
NSK Ltd.	1,700	17,550
NTT Data Corp.	3,100	36,011
NTT DOCOMO, Inc. (c)	6,700	145,494
Obayashi Corp.	3,200	31,283
OBIC Co. Ltd.	300	34,634
Odakyu Electric Railway Co. Ltd. (c)	1,500	35,199
Oji Holdings Corp. (c)	4,300	25,709
Olympus Corp. (c)	5,800	64,771
OMRON Corp. (c)	1,000	53,414
Ono Pharmaceutical Co. Ltd. (c)	1,900	35,469
Oracle Corp. Japan	200	13,663
Oriental Land Co. Ltd.	1,000	110,149
ORIX Corp. (c)	6,600	93,109
Osaka Gas Co. Ltd. (c)	1,900	35,051
Otsuka Corp.	500	19,615
Otsuka Holdings Co. Ltd.	1,900	67,697
Pan Pacific International Hold	600	38,619
Panasonic Corp. (c)	11,000	101,290
Park24 Co. Ltd.	600	12,566
Persol Holdings Co., Ltd.	900	16,837
Pigeon Corp.	600	25,396
Pola Orbis Holdings, Inc. (c)	500	15,710
Rakuten, Inc. (c)	4,300	47,673
Recruit Holdings Co. Ltd. (c)	5,500	164,366
Renesas Electronics Corp. (a)	4,100	21,826
Resona Holdings, Inc. (c)	10,400	43,852
Ricoh Co. Ltd.	3,300	33,268
Rinnai Corp.	200	13,430
ROHM Co. Ltd.	500	36,582
Ryohin Keikaku Co. Ltd.	100	18,978
Sankyo Co. Ltd. (Gunma)	300	11,809
Santen Pharmaceutical Co. Ltd.	1,800	27,373
SBI Holdings, Inc. Japan	1,200	25,563
Secom Co. Ltd.	1,000	83,828
Sega Sammy Holdings, Inc.	1,000	12,604
Seibu Holdings, Inc.	1,100	17,844
Seiko Epson Corp.	1,400	22,358
Sekisui Chemical Co. Ltd.	1,800	28,779
Sekisui House Ltd.	3,100	49,869
Seven & i Holdings Co. Ltd. (c)	3,800	131,508
Seven Bank Ltd.	3,800	10,302
SG Holdings Co. Ltd.	500	13,353
Sharp Corp.	1,100	12,205
Shimadzu Corp.	1,100	29,368
Shimamura Co. Ltd.	100	7,442
SHIMANO, Inc.	400	58,495
SHIMIZU Corp.	2,700	23,002
Shin-Etsu Chemical Co. Ltd.	1,800	170,504
Shinsei Bank Ltd.	800	11,074
Shionogi & Co. Ltd.	1,400	81,390
Shiseido Co. Ltd.	1,900	148,698
Shizuoka Bank Ltd.	2,100	16,024
Showa Denko K.K.	700	23,659
SMC Corp.	300	124,045
SoftBank Corp. (c)	4,200	445,332
SoftBank Corp. (c)	8,400	98,934
Sohgo Security Services Co., Ltd.	300	13,344
Sony Corp. (c)	6,400	322,356
Sony Financial Holdings, Inc.	800	16,281
Stanley Electric Co. Ltd.	600	16,213
Subaru Corp. (c)	3,100	75,709
Sumco Corp.	1,200	15,728
Sumitomo Chemical Co. Ltd.	7,300	36,174
Sumitomo Corp. (c)	5,600	79,907
Sumitomo Electric Industries Ltd.	3,700	48,976
Sumitomo Heavy Industries Ltd.	500	17,617
Sumitomo Metal Mining Co. Ltd. (c)	1,200	37,477
Sumitomo Mitsui Financial Group, Inc. (c)	6,700	243,520
Sumitomo Mitsui Trust Holdings, Inc.	1,600	55,826
Sumitomo Realty & Development Co. Ltd.	1,800	66,299
Sumitomo Rubber Industries Ltd.	1,000	12,272
Sundrug Co. Ltd.	300	8,015
Suntory Beverage & Food Ltd.	700	30,791
Suzuken Co. Ltd.	400	22,981
Suzuki Motor Corp.	1,700	77,297
Sysmex Corp.	800	45,618
T&D Holdings, Inc.	2,700	29,001
Taiheiyo Cement Corp.	600	19,229
Taisei Corp. (c)	1,100	48,140
Taisho Pharmaceutical Holdings Co. Ltd.	200	18,457
Taiyo Nippon Sanso Corp.	800	13,279
Takashimaya Co. Ltd.	900	10,091
Takeda Pharmaceutical Co. Ltd. (c)	7,441	274,586
TDK Corp.	600	52,193
Teijin Ltd.	900	15,407
Terumo Corp.	3,000	90,139
THK Co. Ltd.	600	15,652
Tobu Railway Co. Ltd.	900	25,369
Toho Co. Ltd.	600	25,073
Toho Gas Co. Ltd.	400	16,446
Tohoku Electric Power Co., Inc.	2,100	23,980
Tokio Marine Holdings, Inc.	3,200	160,926
Tokyo Century Corp.	200	9,193
Tokyo Electric Power Co., Inc. (a)(c)	7,200	40,591
Tokyo Electron Ltd.	800	126,720
Tokyo Gas Co. Ltd.	1,900	48,219
Tokyu Corp.	2,500	40,666
Tokyu Fudosan Holdings Corp.	3,000	16,859
Toppan Printing Co. Ltd.	1,200	19,401
Toray Industries, Inc. (c)	6,900	47,217
Toshiba Corp. (c)	3,300	109,610
Tosoh Corp.	1,300	20,831
Toto Ltd.	700	29,472
Toyo Seikan Group Holdings Ltd. (c)	800	15,936
Toyo Suisan Kaisha Ltd.	400	15,207
Toyoda Gosei Co. Ltd.	300	6,221
Toyota Industries Corp.	700	39,589
Toyota Motor Corp. (c)	11,500	711,970
Toyota Tsusho Corp. (c)	1,100	36,339
Trend Micro, Inc.	600	29,947
Tsuruha Holdings, Inc.	200	17,003
Unicharm Corp.	2,000	65,515
United Urban Investment Corp.	14	22,346
USS Co. Ltd.	1,000	19,085
Welcia Holdings Co. Ltd.	300	11,782
West Japan Railway Co.	800	59,335
Yahoo! Japan Corp. (c)	14,000	37,201
Yakult Honsha Co. Ltd.	600	40,666
Yamada Denki Co. Ltd.	3,000	14,193
Yamaguchi Financial Group, Inc.	900	6,625
Yamaha Corp.	700	36,133
Yamaha Motor Co. Ltd.	1,400	28,755
Yamato Holdings Co. Ltd.	1,500	32,486
Yamazaki Baking Co. Ltd.	700	10,381
Yaskawa Electric Corp.	1,200	44,113
Yokogawa Electric Corp.	1,100	22,890
Yokohama Rubber Co. Ltd.	600	11,273
Zozo, Inc.	1,000	17,640

TOTAL JAPAN		16,621,503

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	3,341	72,427
Aroundtown SA	3,946	31,981
Eurofins Scientific SA	57	26,084
Millicom International Cellular SA (depository receipt)	330	19,302
RTL Group SA	225	12,643
SES SA (France) (depositary receipt)	1,813	30,848
Tenaris SA	2,376	32,936

TOTAL LUXEMBOURG		226,221

Mauritius - 0.0%
Golden Agri-Resources Ltd.	31,900	6,802
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	13,000	12,727
HKT Trust/HKT Ltd. unit	19,000	29,451

TOTAL MULTI-NATIONAL		42,178

Netherlands - 4.8%
ABN AMRO Group NV GDR (b)	2,123	49,933
Adyen BV (b)	52	42,319
AEGON NV	8,964	46,793
AerCap Holdings NV (a)	627	31,124
Airbus Group NV	2,925	400,519
Akzo Nobel NV	1,129	95,858
ASML Holding NV (Netherlands)	2,055	427,649
CNH Industrial NV	5,105	55,357
EXOR NV	542	36,085
Ferrari NV	616	83,427
Fiat Chrysler Automobiles NV	5,445	83,875
Heineken Holding NV	581	59,007
Heineken NV (Bearer)	1,304	140,757
ING Groep NV (Certificaten Van Aandelen)	19,546	249,408
Koninklijke Ahold Delhaize NV	5,943	143,236
Koninklijke DSM NV	912	104,307
Koninklijke KPN NV	16,832	51,731
Koninklijke Philips Electronics NV	4,656	199,946
NN Group NV	1,555	67,706
NXP Semiconductors NV	1,725	182,195
QIAGEN NV (Germany) (a)	1,161	44,834
Randstad NV	594	33,924
STMicroelectronics NV (France)	3,406	62,550
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	695	119,460
Unilever NV (Certificaten Van Aandelen) (Bearer)	7,758	469,395
Vopak NV	354	15,783
Wolters Kluwer NV	1,406	98,056

TOTAL NETHERLANDS		3,395,234

New Zealand - 0.2%
Auckland International Airport Ltd.	4,886	26,009
Fisher & Paykel Healthcare Corp.	2,868	30,285
Fletcher Building Ltd.	4,275	14,733
Meridian Energy Ltd.	6,387	17,319
Ryman Healthcare Group Ltd.	1,992	16,165
Spark New Zealand Ltd.	9,133	22,387
The a2 Milk Co. Ltd. (a)	3,664	41,039

TOTAL NEW ZEALAND		167,937

Norway - 0.7%
Aker Bp ASA	538	17,741
DNB ASA	4,853	93,179
Equinor ASA	5,892	131,431
Gjensidige Forsikring ASA	1,018	19,770
Marine Harvest ASA	2,199	47,638
Norsk Hydro ASA	6,751	29,077
Orkla ASA	4,085	32,027
Schibsted ASA (B Shares)	483	11,555
Telenor ASA	3,685	73,978
Yara International ASA	893	40,275

TOTAL NORWAY		496,671

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	6,845	37,541
Portugal - 0.2%
Energias de Portugal SA	12,930	49,003
Galp Energia SGPS SA Class B	2,512	42,177
Jeronimo Martins SGPS SA	1,258	20,487

TOTAL PORTUGAL		111,667

Singapore - 1.3%
Ascendas Real Estate Investment Trust	13,200	29,116
CapitaCommercial Trust (REIT)	13,000	18,543
CapitaLand Ltd.	12,800	33,221
CapitaMall Trust	12,900	22,953
City Developments Ltd.	2,100	13,803
ComfortDelgro Corp. Ltd.	10,900	21,558
DBS Group Holdings Ltd.	9,000	186,935
Jardine Cycle & Carriage Ltd.	500	13,058
Keppel Corp. Ltd.	7,300	36,336
Oversea-Chinese Banking Corp. Ltd.	16,100	143,232
Sembcorp Industries Ltd.	6,300	12,321
Singapore Airlines Ltd.	2,600	18,505
Singapore Airport Terminal Service Ltd.	3,300	12,690
Singapore Exchange Ltd.	4,000	21,704
Singapore Press Holdings Ltd.	7,900	14,579
Singapore Technologies Engineering Ltd.	7,900	23,001
Singapore Telecommunications Ltd.	40,900	95,326
Suntec (REIT)	10,700	14,554
United Overseas Bank Ltd.	6,800	139,140
UOL Group Ltd.	2,500	13,933
Venture Corp. Ltd.	1,400	17,468
Wilmar International Ltd.	9,600	25,692
Yangzijiang Shipbuilding Holdings Ltd.	11,800	13,621

TOTAL SINGAPORE		941,289

Spain - 3.0%
ACS Actividades de Construccion y Servicios SA	1,286	59,138
Aena Sme SA (b)	339	62,870
Amadeus IT Holding SA Class A	2,200	174,997
Banco Bilbao Vizcaya Argentaria SA	33,464	203,490
Banco de Sabadell SA	28,144	32,703
Banco Santander SA (Spain)	81,564	412,722
Bankia SA	6,197	17,133
Bankinter SA	3,384	27,016
CaixaBank SA	18,009	57,404
Enagas SA	1,145	32,619
Endesa SA	1,612	40,156
Ferrovial SA	2,485	61,206
Gas Natural SDG SA	1,789	50,806
Grifols SA	1,500	41,623
Iberdrola SA	31,264	284,108
Inditex SA	5,468	165,405
MAPFRE SA (Reg.)	5,533	16,601
Red Electrica Corporacion SA	2,183	45,306
Repsol SA	7,039	119,443
Siemens Gamesa Renewable Energy SA	1,193	21,396
Telefonica SA	23,458	195,578

TOTAL SPAIN		2,121,720

Sweden - 2.5%
Alfa Laval AB	1,473	34,191
ASSA ABLOY AB (B Shares)	5,038	107,700
Atlas Copco AB:
(A Shares)	3,386	105,692
(B Shares)	1,947	55,455
Boliden AB	1,373	40,860
Electrolux AB (B Shares)	1,208	29,606
Epiroc AB:
Class A	3,345	34,579
Class B	1,919	18,990
Essity AB Class B	3,045	90,287
H&M Hennes & Mauritz AB (B Shares)	4,390	76,601
Hexagon AB (B Shares)	1,303	71,186
Husqvarna AB (B Shares)	2,079	18,982
ICA Gruppen AB	405	14,655
Industrivarden AB (C Shares)	837	18,836
Investor AB (B Shares)	2,315	110,406
Kinnevik AB (B Shares)	1,216	35,436
Lundbergfoeretagen AB	412	14,091
Lundin Petroleum AB	937	30,515
Sandvik AB	5,667	104,944
Securitas AB (B Shares)	1,557	27,227
Skandinaviska Enskilda Banken AB (A Shares)	8,184	78,138
Skanska AB (B Shares)	1,713	29,831
SKF AB (B Shares)	1,895	35,175
Svenska Handelsbanken AB (A Shares)	7,699	84,097
Swedbank AB (A Shares)	4,548	74,311
Swedish Match Co. AB	887	43,250
Tele2 AB (B Shares)	2,505	33,466
Telefonaktiebolaget LM Ericsson (B Shares)	15,407	152,409
TeliaSonera AB	14,153	60,299
Volvo AB (B Shares)	7,867	126,080

TOTAL SWEDEN		1,757,295

Switzerland - 8.7%
ABB Ltd. (Reg.)	9,252	190,302
Adecco SA (Reg.)	786	45,141
Alcon, Inc. (a)	2,171	125,025
Baloise Holdings AG	247	42,324
Barry Callebaut AG	11	20,144
Clariant AG (Reg.)	1,000	20,551
Coca-Cola HBC AG	1,020	36,457
Compagnie Financiere Richemont SA Series A	2,621	191,601
Credit Suisse Group AG	12,817	170,452
Dufry AG	159	15,533
Ems-Chemie Holding AG	41	24,827
Galenica AG	228	29,805
Geberit AG (Reg.)	186	78,000
Givaudan SA	47	121,726
Julius Baer Group Ltd.	1,116	53,908
Kuehne & Nagel International AG	270	39,230
Lafargeholcim Ltd. (Reg.)	2,440	125,430
Lindt & Spruengli AG	1	75,862
Lindt & Spruengli AG (participation certificate)	6	39,894
Lonza Group AG	374	115,502
Nestle SA (Reg. S)	15,398	1,482,481
Novartis AG	10,898	892,983
Pargesa Holding SA	202	15,899
Partners Group Holding AG	87	65,539
Roche Holding AG (participation certificate)	3,532	931,965
Schindler Holding AG:
(participation certificate)	207	44,652
(Reg.)	98	20,813
SGS SA (Reg.)	27	71,241
Sika AG	641	98,136
Sonova Holding AG Class B	279	56,268
Straumann Holding AG	52	41,980
Swatch Group AG (Bearer)	166	50,698
Swatch Group AG (Bearer) (Reg.)	217	12,735
Swiss Life Holding AG	173	81,343
Swiss Prime Site AG	387	31,068
Swiss Re Ltd.	1,541	148,300
Swisscom AG	129	60,097
Temenos Group AG	299	49,709
UBS Group AG	19,365	259,701
Zurich Insurance Group Ltd.	764	243,607

TOTAL SWITZERLAND		6,220,929

United Kingdom - 15.9%
3i Group PLC	4,880	68,121
Admiral Group PLC	1,017	29,229
Anglo American PLC (United Kingdom)	5,294	136,784
Antofagasta PLC	1,979	23,432
Ashtead Group PLC	2,404	66,521
Associated British Foods PLC	1,788	59,664
AstraZeneca PLC (United Kingdom)	6,364	474,117
Auto Trader Group PLC (b)	4,665	34,485
Aviva PLC	19,596	110,054
Babcock International Group PLC	1,737	11,892
BAE Systems PLC	16,049	103,151
Barclays PLC	86,100	184,771
Barratt Developments PLC	5,088	39,928
Berkeley Group Holdings PLC	617	30,220
BHP Billiton PLC	10,627	250,846
BP PLC	100,788	732,900
British American Tobacco PLC (United Kingdom)	11,527	451,270
British Land Co. PLC	4,620	35,785
BT Group PLC	42,324	126,295
Bunzl PLC	1,691	50,915
Burberry Group PLC	2,054	54,024
Carnival PLC	849	45,009
Centrica PLC	28,548	39,687
Coca-Cola European Partners PLC	1,087	58,252
Compass Group PLC	7,956	181,030
ConvaTec Group PLC (b)	6,861	12,396
Croda International PLC	644	43,509
Diageo PLC	12,192	513,987
Direct Line Insurance Group PLC	6,910	29,681
easyJet PLC	829	12,578
Fresnillo PLC	1,108	10,819
G4S PLC (United Kingdom)	7,747	21,841
GlaxoSmithKline PLC	24,931	512,163
Hammerson PLC	3,887	16,316
Hargreaves Lansdown PLC	1,421	41,822
HSBC Holdings PLC (United Kingdom)	100,704	877,430
Imperial Tobacco Group PLC	4,802	152,538
Informa PLC	6,253	63,519
InterContinental Hotel Group PLC	856	55,454
Intertek Group PLC	807	56,300
Investec PLC	3,393	21,459
ITV PLC	18,022	32,114
J Sainsbury PLC	8,816	25,579
John Wood Group PLC	3,417	20,964
Johnson Matthey PLC	971	42,253
Kingfisher PLC	10,601	36,554
Land Securities Group PLC	3,758	45,231
Legal & General Group PLC	29,941	108,618
Lloyds Banking Group PLC	357,553	292,420
London Stock Exchange Group PLC	1,570	102,934
Marks & Spencer Group PLC	8,078	30,133
Meggitt PLC	3,909	27,750
Melrose Industries PLC	24,367	64,248
Merlin Entertainments PLC (b)	3,523	16,823
Micro Focus International PLC	1,752	44,271
Mondi PLC	1,842	40,365
National Grid PLC	17,106	186,502
Next PLC	698	52,482
NMC Health PLC	518	19,062
Pearson PLC	3,900	42,248
Persimmon PLC	1,585	46,215
Prudential PLC	13,011	295,628
Reckitt Benckiser Group PLC	3,375	273,059
RELX PLC (London Stock Exchange)	9,885	226,736
Rio Tinto PLC	5,809	338,892
Rolls-Royce Holdings PLC	8,526	102,103
Royal Bank of Scotland Group PLC	24,237	75,894
Royal Dutch Shell PLC:
Class A (United Kingdom)	22,548	718,411
Class B (United Kingdom)	18,922	610,677
Royal Mail PLC	4,500	14,834
RSA Insurance Group PLC	5,117	36,165
Sage Group PLC	5,347	50,578
Schroders PLC	617	25,481
Scottish & Southern Energy PLC	5,164	77,267
Segro PLC	5,462	48,319
Severn Trent PLC	1,198	31,806
Smith & Nephew PLC	4,391	84,889
Smiths Group PLC	1,981	39,330
St. James's Place Capital PLC	2,623	38,360
Standard Chartered PLC (United Kingdom)	14,119	128,878
Standard Life PLC	12,508	45,490
Taylor Wimpey PLC	16,421	38,843
Tesco PLC	49,125	160,277
The Weir Group PLC	1,231	26,639
Unilever PLC	5,578	338,111
United Utilities Group PLC	3,457	37,362
Vodafone Group PLC	134,237	248,993
Whitbread PLC	916	53,273
WM Morrison Supermarkets PLC	11,202	31,537

TOTAL UNITED KINGDOM		11,314,792

TOTAL COMMON STOCKS
(Cost $68,982,036)		69,836,720

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	313	23,100
Fuchs Petrolub AG	347	15,093
Henkel AG & Co. KGaA	878	88,865
Porsche Automobil Holding SE (Germany)	773	53,737
Sartorius AG (non-vtg.)	178	32,582
Volkswagen AG	937	162,938

TOTAL GERMANY		376,315

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	28,424	14,842
United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)	594,057	775
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $378,771)		391,932
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.41% 9/12/19(d)
(Cost $99,114)	100,000	99,115
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 2.49% (e)
(Cost $1,012,737)	1,012,534	1,012,737
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $70,472,658)		71,340,504
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(86,955)
NET ASSETS - 100%		$71,253,549

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	11	June 2019	$1,054,350	$15,784	$15,784

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $574,003 or 0.8% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,115.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,618
Total	$11,618

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$3,831,656	$1,033,665	$2,797,991	$--
Consumer Discretionary	7,933,119	4,977,737	2,955,382	--
Consumer Staples	8,199,433	3,370,027	4,829,406	--
Energy	4,015,544	877,830	3,137,714	--
Financials	13,675,667	6,710,411	6,965,256	--
Health Care	7,514,326	2,868,005	4,646,321	--
Industrials	10,270,617	6,780,846	3,489,771	--
Information Technology	4,572,910	3,092,982	1,479,928	--
Materials	5,198,928	2,799,743	2,399,185	--
Real Estate	2,562,489	2,562,489	--	--
Utilities	2,453,963	1,519,772	934,191	--
Government Obligations	99,115	--	99,115	--
Money Market Funds	1,012,737	1,012,737	--	--
Total Investments in Securities:	$71,340,504	$37,606,244	$33,734,260	$--
Derivative Instruments:
Assets
Futures Contracts	$15,784	$15,784	$--	$--
Total Assets	$15,784	$15,784	$--	$--
Total Derivative Instruments:	$15,784	$15,784	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$15,784	$0
Total Equity Risk	15,784	0
Total Value of Derivatives	$15,784	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $69,459,921)	$70,327,767
Fidelity Central Funds (cost $1,012,737)	1,012,737
Total Investment in Securities (cost $70,472,658)		$71,340,504
Foreign currency held at value (cost $33,386)		33,385
Receivable for fund shares sold		126,688
Dividends receivable		181,955
Distributions receivable from Fidelity Central Funds		8,241
Receivable for daily variation margin on futures contracts		165
Receivable from investment adviser for expense reductions		8,374
Total assets		71,699,312
Liabilities
Payable to custodian bank	$721
Payable for investments purchased
Regular delivery	11,109
Delayed delivery	221,317
Payable for fund shares redeemed	192,251
Other payables and accrued expenses	20,365
Total liabilities		445,763
Net Assets		$71,253,549
Net Assets consist of:
Paid in capital		$69,937,674
Total distributable earnings (loss)		1,315,875
Net Assets, for 7,049,942 shares outstanding		$71,253,549
Net Asset Value, offering price and redemption price per share ($71,253,549 ÷ 7,049,942 shares)		$10.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$465,335
Interest		321
Income from Fidelity Central Funds		11,618
Income before foreign taxes withheld		477,274
Less foreign taxes withheld		(50,452)
Total income		426,822
Expenses
Custodian fees and expenses	$35,931
Independent trustees' fees and expenses	29
Commitment fees	3
Total expenses before reductions	35,963
Expense reductions	(34,514)
Total expenses after reductions		1,449
Net investment income (loss)		425,373
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,019
Fidelity Central Funds	(17)
Foreign currency transactions	(61,506)
Futures contracts	88,595
Total net realized gain (loss)		29,091
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,470,343
Fidelity Central Funds	17
Assets and liabilities in foreign currencies	188
Futures contracts	32,013
Total change in net unrealized appreciation (depreciation)		1,502,561
Net gain (loss)		1,531,652
Net increase (decrease) in net assets resulting from operations		$1,957,025

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	For the period August 17, 2018 (commencement of operations) to October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$425,373	$47,778
Net realized gain (loss)	29,091	(13,404)
Change in net unrealized appreciation (depreciation)	1,502,561	(619,226)
Net increase (decrease) in net assets resulting from operations	1,957,025	(584,852)
Distributions to shareholders	(56,298)	–
Share transactions
Proceeds from sales of shares	60,224,249	10,215,760
Reinvestment of distributions	56,298	–
Cost of shares redeemed	(557,623)	(1,010)
Net increase (decrease) in net assets resulting from share transactions	59,722,924	10,214,750
Total increase (decrease) in net assets	61,623,651	9,629,898
Net Assets
Beginning of period	9,629,898	–
End of period	$71,253,549	$9,629,898
Other Information
Shares
Sold	6,078,765	1,021,388
Issued in reinvestment of distributions	6,180	–
Redeemed	(56,286)	(105)
Net increase (decrease)	6,028,659	1,021,283

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.43	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.05
Net realized and unrealized gain (loss)	.54	(.62)
Total from investment operations	.74	(.57)
Distributions from net investment income	(.06)	–
Net asset value, end of period	$10.11	$9.43
Total ReturnC,D	7.86%	(5.70)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	1.18%G
Expenses net of fee waivers, if any	.01%G	.01%G
Expenses net of all reductions	.01%G	.01%G
Net investment income (loss)	4.12%G	2.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$71,254	$9,630
Portfolio turnover rateH	2%G	1%I

 A For the period August 17, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Series International Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,377,827
Gross unrealized depreciation	(1,533,988)
Net unrealized appreciation (depreciation)	$843,839
Tax cost	$70,512,449

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(3,989)
Total no expiration	(3,989)
Total capital loss carryforward	$(3,989)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $59,637,718 and $185,108, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .014% of average net assets. This reimbursement will remain in place through February 28, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $34,514.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Actual	.01%	$1,000.00	$1,078.60	$.05
Hypothetical-C		$1,000.00	$1,024.74	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

IIF-SANN-0619
1.9891250.100

Fidelity ZERO℠ Extended Market Index Fund Fidelity ZERO℠ International Index Fund Fidelity ZERO℠ Large Cap Index Fund Fidelity ZERO℠ Total Market Index Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity ZERO℠ Extended Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO℠ International Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO℠ Large Cap Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO℠ Total Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity ZERO℠ Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
FactSet Research Systems, Inc.	0.3
MarketAxess Holdings, Inc.	0.3
Garmin Ltd.	0.2
Ionis Pharmaceuticals, Inc.	0.2
Dell Technologies, Inc.	0.2
Wayfair LLC Class A	0.2
Lennox International, Inc.	0.2
Paycom Software, Inc.	0.2
PVH Corp.	0.2
ON Semiconductor Corp.	0.2
2.2

Top Market Sectors as of April 30, 2019

% of fund's net assets
Industrials	16.0
Financials	16.0
Information Technology	15.8
Consumer Discretionary	13.4
Health Care	11.4
Real Estate	9.4
Materials	5.2
Communication Services	3.9
Energy	3.2
Consumer Staples	3.1

Asset Allocation (% of fund's net assets)

As of April 30, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.7%

Fidelity ZERO℠ Extended Market Index Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.4%
Atn International, Inc.	892	$54,457
Bandwidth, Inc. (a)	479	36,126
Cincinnati Bell, Inc. (a)	4,225	37,603
Cogent Communications Group, Inc.	3,476	191,979
Consolidated Communications Holdings, Inc.	5,855	30,212
Frontier Communications Corp. (a)(b)	8,723	24,861
Globalstar, Inc. (a)(b)	54,834	29,309
Intelsat SA (a)	5,600	113,344
Iridium Communications, Inc. (a)	8,065	221,465
ORBCOMM, Inc. (a)	6,531	47,284
Pareteum Corp. (a)	4,593	20,944
PDVWireless, Inc. (a)	778	30,964
Vonage Holdings Corp. (a)	18,194	176,846
WideOpenWest, Inc. (a)	2,265	18,097
Zayo Group Holdings, Inc. (a)	16,883	528,269
		1,561,760
Entertainment - 0.8%
AMC Entertainment Holdings, Inc. Class A (b)	4,292	65,067
Cinemark Holdings, Inc.	8,827	371,175
Glu Mobile, Inc. (a)	9,169	100,309
Lions Gate Entertainment Corp.:
Class A	4,454	64,984
Class B	8,829	120,074
Live Nation Entertainment, Inc. (a)	11,475	749,777
Marcus Corp.	1,659	62,412
Rosetta Stone, Inc. (a)	1,755	44,261
The Madison Square Garden Co. (a)	1,435	448,351
World Wrestling Entertainment, Inc. Class A (b)	3,608	302,531
Zynga, Inc. (a)	69,209	391,723
		2,720,664
Interactive Media & Services - 0.7%
ANGI Homeservices, Inc. Class A (a)	4,631	80,487
Care.com, Inc. (a)	2,121	35,527
CarGurus, Inc. Class A (a)	2,762	112,524
Liberty TripAdvisor Holdings, Inc. (a)	5,930	87,408
Match Group, Inc.	4,357	263,163
MeetMe, Inc. (a)	6,294	34,995
QuinStreet, Inc. (a)	3,218	45,921
Snap, Inc. Class A (a)(b)	57,712	642,912
TripAdvisor, Inc. (a)	8,497	452,295
TrueCar, Inc. (a)	7,089	45,653
Yelp, Inc. (a)	6,341	254,020
Zillow Group, Inc.:
Class A (a)	4,069	135,131
Class C (a)(b)	9,595	320,473
		2,510,509
Media - 1.8%
Altice U.S.A., Inc. Class A	10,011	235,859
AMC Networks, Inc. Class A (a)	3,741	218,512
Cable One, Inc.	412	436,938
comScore, Inc. (a)	3,898	48,920
DISH Network Corp. Class A (a)	19,017	667,877
E.W. Scripps Co. Class A	4,673	106,498
Emerald Expositions Events, Inc.	2,075	29,154
Entercom Communications Corp. Class A	10,122	69,639
Entravision Communication Corp. Class A	5,250	15,068
Fluent, Inc. (a)	2,828	19,881
Gannett Co., Inc.	9,305	86,816
GCI Liberty, Inc. (a)	8,156	486,261
Gray Television, Inc. (a)	6,355	148,898
John Wiley & Sons, Inc. Class A	3,760	173,637
Liberty Latin America Ltd.:
Class A (a)	3,524	73,757
Class C (a)	10,018	208,775
Loral Space & Communications Ltd. (a)	1,049	38,624
Meredith Corp.	3,318	195,762
MSG Network, Inc. Class A (a)	5,048	116,255
National CineMedia, Inc.	5,213	36,387
New Media Investment Group, Inc.	4,428	47,335
News Corp.:
Class A	31,817	395,167
Class B	10,380	129,646
Nexstar Broadcasting Group, Inc. Class A	3,787	443,268
Scholastic Corp.	2,279	90,887
Sinclair Broadcast Group, Inc. Class A	5,967	273,229
Sirius XM Holdings, Inc. (b)	106,729	620,095
TechTarget, Inc. (a)	1,817	30,326
Tegna, Inc.	17,886	284,745
The New York Times Co. Class A	11,719	388,485
Tribune Media Co. Class A	6,671	308,200
tronc, Inc. (a)	1,638	17,625
		6,442,526
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	3,560	80,954
Gogo, Inc. (a)(b)	4,484	23,586
NII Holdings, Inc. (a)	8,255	16,180
Shenandoah Telecommunications Co.	3,811	157,509
Spok Holdings, Inc.	1,479	20,484
Telephone & Data Systems, Inc.	7,725	246,273
U.S. Cellular Corp. (a)	1,176	56,566
Vobile Group Ltd. (a)	28,000	9,673
		611,225

TOTAL COMMUNICATION SERVICES		13,846,684

CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.1%
Adient PLC	7,210	166,551
American Axle & Manufacturing Holdings, Inc. (a)	9,278	136,851
Autoliv, Inc.(b)	7,223	566,933
Cooper Tire & Rubber Co.	4,163	124,307
Cooper-Standard Holding, Inc. (a)	1,364	69,114
Dana Holding Corp.	12,001	234,020
Delphi Technologies PLC	7,344	162,523
Dorman Products, Inc. (a)	2,414	211,635
Fox Factory Holding Corp. (a)	3,154	244,750
Garrett Motion, Inc. (a)	6,113	114,924
Gentex Corp.	21,720	500,212
Gentherm, Inc. (a)	2,899	122,802
LCI Industries	2,092	183,782
Modine Manufacturing Co. (a)	4,211	62,281
Motorcar Parts of America, Inc. (a)(b)	1,532	31,651
Standard Motor Products, Inc.	1,661	83,000
Stoneridge, Inc. (a)	2,248	70,655
Superior Industries International, Inc.	1,930	9,554
Tenneco, Inc.	4,186	91,757
The Goodyear Tire & Rubber Co.	19,318	371,099
Tower International, Inc.	1,712	39,958
Veoneer, Inc. (a)(b)	7,238	159,743
Visteon Corp. (a)	2,405	158,778
		3,916,880
Automobiles - 0.3%
Harley-Davidson, Inc.	13,513	503,089
REV Group, Inc.	2,515	31,915
Thor Industries, Inc.	4,166	274,414
Winnebago Industries, Inc.	2,405	85,065
		894,483
Distributors - 0.4%
Core-Mark Holding Co., Inc.	3,787	137,657
LKQ Corp. (a)	26,390	794,339
Pool Corp.	3,340	613,692
		1,545,688
Diversified Consumer Services - 1.3%
Adtalem Global Education, Inc. (a)	4,873	240,336
American Public Education, Inc. (a)	1,381	44,192
Bright Horizons Family Solutions, Inc. (a)	4,849	621,399
Career Education Corp. (a)	5,785	104,998
Carriage Services, Inc.	1,202	21,095
Chegg, Inc. (a)	8,590	306,234
Frontdoor, Inc. (a)	5,629	198,366
Graham Holdings Co.	359	266,891
Grand Canyon Education, Inc. (a)	3,992	462,633
H&R Block, Inc.	17,041	463,686
Houghton Mifflin Harcourt Co. (a)	8,555	60,997
K12, Inc. (a)	3,127	94,185
Laureate Education, Inc. Class A (a)	5,551	87,373
Regis Corp. (a)	2,748	51,443
Service Corp. International	15,004	624,316
ServiceMaster Global Holdings, Inc. (a)	11,251	551,637
Sotheby's Class A (Ltd. vtg.) (a)	2,712	114,392
Strategic Education, Inc.	1,802	258,317
Weight Watchers International, Inc. (a)	3,238	66,120
Zovio, Inc. (a)	2,286	13,762
		4,652,372
Hotels, Restaurants & Leisure - 2.9%
ARAMARK Holdings Corp.	20,465	636,052
BFC Financial Corp. Class A	5,410	29,971
BJ's Restaurants, Inc.	1,776	88,640
Bloomin' Brands, Inc.	7,596	151,844
Boyd Gaming Corp.	6,716	193,286
Brinker International, Inc.	3,205	137,078
Caesars Entertainment Corp. (a)(b)	48,349	452,547
Carrols Restaurant Group, Inc. (a)	2,800	27,468
Choice Hotels International, Inc.	2,823	234,422
Churchill Downs, Inc.	2,975	300,029
Chuy's Holdings, Inc. (a)	1,400	27,846
Cracker Barrel Old Country Store, Inc. (b)	1,995	336,636
Dave & Buster's Entertainment, Inc.	3,214	182,684
Del Frisco's Restaurant Group, Inc. (a)	2,551	17,092
Del Taco Restaurants, Inc. (a)	2,836	28,502
Denny's Corp. (a)	5,175	96,359
Dine Brands Global, Inc.	1,473	130,596
Drive Shack, Inc. (a)	4,859	24,975
Dunkin' Brands Group, Inc.	6,848	511,066
El Pollo Loco Holdings, Inc. (a)	1,842	23,541
Eldorado Resorts, Inc. (a)(b)	5,397	266,450
Extended Stay America, Inc. unit	15,621	279,772
Fiesta Restaurant Group, Inc. (a)	1,932	24,459
Golden Entertainment, Inc. (a)	1,569	24,680
Habit Restaurants, Inc. Class A (a)	1,700	18,122
Hilton Grand Vacations, Inc. (a)	8,037	257,505
Hyatt Hotels Corp. Class A	3,535	271,241
International Speedway Corp. Class A	2,028	89,475
Jack in the Box, Inc.	2,137	164,763
Lindblad Expeditions Holdings (a)	2,277	36,910
Marriott Vacations Worldwide Corp.	3,395	358,614
Monarch Casino & Resort, Inc. (a)	973	41,537
Noodles & Co. (a)	3,443	24,617
Papa John's International, Inc. (b)	1,847	94,493
Penn National Gaming, Inc. (a)	8,996	194,943
Planet Fitness, Inc. (a)	7,317	553,897
Playa Hotels & Resorts NV (a)	4,468	35,744
PlayAGS, Inc. (a)	1,876	45,249
Potbelly Corp. (a)	2,050	18,245
Red Robin Gourmet Burgers, Inc. (a)	1,054	33,760
Red Rock Resorts, Inc.	5,747	155,054
Ruth's Hospitality Group, Inc.	2,362	61,365
Scientific Games Corp. Class A (a)(b)	4,574	105,797
SeaWorld Entertainment, Inc. (a)	5,627	149,791
Shake Shack, Inc. Class A (a)	2,148	131,672
Six Flags Entertainment Corp.	5,955	316,151
Texas Roadhouse, Inc. Class A	5,522	298,243
The Cheesecake Factory, Inc.	3,471	172,231
U.S. Foods Holding Corp. (a)	18,012	658,339
Vail Resorts, Inc.	3,355	767,792
Wendy's Co.	15,521	288,846
Wingstop, Inc.	2,423	182,379
Wyndham Destinations, Inc.	8,084	352,139
Wyndham Hotels & Resorts, Inc.	8,222	458,130
		10,563,039
Household Durables - 1.7%
Beazer Homes U.S.A., Inc. (a)	2,733	36,322
Cavco Industries, Inc. (a)	715	89,211
Century Communities, Inc. (a)	2,291	58,260
Ethan Allen Interiors, Inc.	2,045	45,195
Garmin Ltd.	10,025	859,544
GoPro, Inc. Class A (a)(b)	9,357	55,300
Helen of Troy Ltd. (a)	2,192	315,648
Hooker Furniture Corp.	973	29,005
Hovnanian Enterprises, Inc. Class A (a)	431	6,560
Installed Building Products, Inc. (a)	1,796	86,262
iRobot Corp. (a)(b)	2,302	238,349
KB Home	7,167	185,697
La-Z-Boy, Inc.	3,868	126,870
Leggett & Platt, Inc.	10,827	426,151
LGI Homes, Inc. (a)(b)	1,545	107,084
Libbey, Inc. (a)	1,620	4,050
Lovesac (a)	464	18,279
M.D.C. Holdings, Inc.	4,034	123,279
M/I Homes, Inc. (a)	2,333	65,721
Meritage Homes Corp. (a)	3,107	158,923
Mohawk Industries, Inc. (a)	5,231	712,724
PulteGroup, Inc.	21,441	674,534
Roku, Inc. Class A (a)(b)	4,168	265,043
Skyline Champion Corp.	3,212	67,805
Taylor Morrison Home Corp. (a)	9,866	191,006
Tempur Sealy International, Inc. (a)(b)	3,806	233,688
Toll Brothers, Inc.	11,252	428,701
TopBuild Corp. (a)	2,939	209,345
TRI Pointe Homes, Inc. (a)	11,756	153,416
Tupperware Brands Corp.	4,049	96,366
Turtle Beach Corp. (a)	522	5,345
Universal Electronics, Inc. (a)	1,160	44,138
Vuzix Corp. (a)(b)	1,577	3,737
William Lyon Homes, Inc. (a)	2,713	45,741
Zagg, Inc. (a)	2,233	18,400
		6,185,699
Internet & Direct Marketing Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	1,996	42,495
Blue Apron Holdings, Inc. Class A (a)	4,461	4,595
Duluth Holdings, Inc. (a)	819	13,038
Etsy, Inc. (a)	9,996	675,130
Gaia, Inc. Class A (a)	966	10,220
Groupon, Inc. (a)	33,832	119,089
GrubHub, Inc. (a)(b)	7,529	502,862
Lands' End, Inc. (a)	1,335	23,376
Liberty Expedia Holdings, Inc. (a)	4,526	210,097
Overstock.com, Inc. (a)(b)	1,842	24,278
PetMed Express, Inc.	1,741	38,041
Quotient Technology, Inc. (a)	6,525	60,617
Shutterfly, Inc. (a)	2,765	121,190
Shutterstock, Inc.	1,523	61,605
Stamps.com, Inc. (a)	1,419	121,750
Stitch Fix, Inc. (a)(b)	1,862	49,622
Wayfair LLC Class A (a)(b)	5,128	831,505
		2,909,510
Leisure Products - 0.5%
Acushnet Holdings Corp.	2,774	69,933
American Outdoor Brands Corp. (a)	4,540	44,719
Brunswick Corp.	7,209	369,173
Callaway Golf Co.	7,334	128,785
Clarus Corp.	1,829	24,545
Johnson Outdoors, Inc. Class A	479	36,725
Malibu Boats, Inc. Class A (a)	1,711	71,212
Mattel, Inc. (a)(b)	28,652	349,268
MCBC Holdings, Inc. (a)	1,566	38,743
Nautilus, Inc. (a)	2,469	13,209
Polaris Industries, Inc.	4,823	464,937
Sturm, Ruger & Co., Inc.	1,440	80,626
Vista Outdoor, Inc. (a)	4,829	41,674
		1,733,549
Multiline Retail - 0.5%
Big Lots, Inc.	3,353	124,597
Dillard's, Inc. Class A	1,543	105,618
JC Penney Corp., Inc. (a)(b)	25,618	35,097
Macy's, Inc.	25,508	600,458
Nordstrom, Inc.	9,441	387,270
Ollie's Bargain Outlet Holdings, Inc. (a)	4,280	409,339
		1,662,379
Specialty Retail - 2.2%
Aaron's, Inc. Class A	5,695	317,155
Abercrombie & Fitch Co. Class A	5,484	163,917
America's Car Mart, Inc. (a)	530	52,497
American Eagle Outfitters, Inc.	13,995	332,801
Armstrong Flooring, Inc. (a)	2,127	30,820
Asbury Automotive Group, Inc. (a)	1,616	129,571
Ascena Retail Group, Inc. (a)	14,510	17,267
At Home Group, Inc. (a)	2,268	53,275
AutoNation, Inc. (a)	4,776	200,258
Barnes & Noble Education, Inc. (a)	3,043	13,085
Barnes & Noble, Inc.	4,672	23,500
Bed Bath & Beyond, Inc. (b)	11,405	190,578
Boot Barn Holdings, Inc. (a)	2,377	68,434
Caleres, Inc.	3,560	93,379
Camping World Holdings, Inc. (b)	2,659	39,672
Cars.com, Inc. (a)	5,261	109,481
Carvana Co. Class A (a)(b)	2,701	193,284
Chico's FAS, Inc.	10,505	36,768
Citi Trends, Inc.	1,006	18,621
Conn's, Inc. (a)	2,040	52,775
Dick's Sporting Goods, Inc.	6,130	226,810
DSW, Inc. Class A	5,675	126,269
Express, Inc. (a)	5,477	20,155
Five Below, Inc. (a)	4,628	677,493
Floor & Decor Holdings, Inc. Class A (a)	4,767	228,911
Foot Locker, Inc.	9,538	545,669
GameStop Corp. Class A	8,418	72,816
Gap, Inc.	17,724	462,242
Genesco, Inc. (a)	1,674	75,012
GNC Holdings, Inc. Class A (a)(b)	7,082	15,722
Group 1 Automotive, Inc.	1,515	118,640
Guess?, Inc.	4,738	96,513
Haverty Furniture Companies, Inc.	1,572	37,445
Hibbett Sports, Inc. (a)	1,517	31,402
Kirkland's, Inc. (a)	1,345	7,909
L Brands, Inc.	18,949	485,852
Lithia Motors, Inc. Class A (sub. vtg.)	1,871	212,396
Lumber Liquidators Holdings, Inc. (a)(b)	2,342	30,961
MarineMax, Inc. (a)	1,853	32,038
Michaels Companies, Inc. (a)	7,417	83,367
Monro, Inc.	2,745	230,113
Murphy U.S.A., Inc. (a)	2,492	212,991
Office Depot, Inc.	45,103	108,247
Party City Holdco, Inc. (a)	4,808	32,214
Penske Automotive Group, Inc.	3,012	138,311
Rent-A-Center, Inc. (a)	3,678	91,693
RH (a)(b)	1,542	164,547
Sally Beauty Holdings, Inc. (a)	9,979	176,628
Shoe Carnival, Inc.	822	29,313
Signet Jewelers Ltd.	4,295	99,558
Sleep Number Corp. (a)	2,745	95,526
Sonic Automotive, Inc. Class A (sub. vtg.)	1,950	39,449
Sportsman's Warehouse Holdings, Inc. (a)	3,143	14,018
Tailored Brands, Inc.	4,053	33,032
The Buckle, Inc. (b)	2,398	44,315
The Cato Corp. Class A (sub. vtg.)	1,870	28,349
The Children's Place Retail Stores, Inc. (b)	1,339	151,066
The Container Store Group, Inc. (a)	1,302	11,249
Tile Shop Holdings, Inc.	3,166	15,387
Tilly's, Inc.	1,773	20,850
Urban Outfitters, Inc. (a)	6,261	186,140
Williams-Sonoma, Inc. (b)	6,655	380,466
Zumiez, Inc. (a)	1,584	42,182
		8,070,404
Textiles, Apparel & Luxury Goods - 1.7%
Capri Holdings Ltd. (a)	12,467	549,545
Carter's, Inc.	3,806	403,093
Columbia Sportswear Co.	2,463	246,226
Crocs, Inc. (a)	5,561	154,874
Deckers Outdoor Corp. (a)	2,417	382,394
Fossil Group, Inc. (a)(b)	3,767	49,235
G-III Apparel Group Ltd. (a)	3,463	149,428
Hanesbrands, Inc.	29,923	540,709
J.Jill, Inc.	1,281	7,186
Movado Group, Inc.	1,366	48,698
Oxford Industries, Inc.	1,413	117,364
PVH Corp.	6,282	810,315
Ralph Lauren Corp.	4,528	595,794
Rocky Brands, Inc.	572	14,592
Samsonite International SA (c)	117,900	338,154
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	11,116	351,933
Steven Madden Ltd.	6,608	240,201
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	15,694	362,374
Class C (non-vtg.) (a)	15,815	327,687
Unifi, Inc. (a)	1,165	23,533
Vera Bradley, Inc. (a)	1,793	22,018
Wolverine World Wide, Inc.	7,872	289,768
		6,025,121

TOTAL CONSUMER DISCRETIONARY		48,159,124

CONSUMER STAPLES - 3.1%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	715	221,657
Brown-Forman Corp. Class B (non-vtg.)	13,769	733,750
Coca-Cola Bottling Co. Consolidated	386	125,462
Craft Brew Alliance, Inc. (a)	769	10,851
MGP Ingredients, Inc.	1,047	92,000
National Beverage Corp. (b)	989	55,384
Primo Water Corp. (a)	2,784	43,848
		1,282,952
Food & Staples Retailing - 0.5%
Andersons, Inc.	2,178	71,221
BJ's Wholesale Club Holdings, Inc.	5,630	159,611
Casey's General Stores, Inc.	3,038	402,079
Chefs' Warehouse Holdings (a)	1,934	63,203
Ingles Markets, Inc. Class A	1,159	31,815
Natural Grocers by Vitamin Cottage, Inc. (a)	652	8,072
Performance Food Group Co. (a)	8,721	357,125
PriceSmart, Inc.	1,885	112,742
Rite Aid Corp. (a)(b)	4,436	40,634
Smart & Final Stores, Inc. (a)	2,231	14,568
SpartanNash Co.	3,012	48,704
Sprouts Farmers Market LLC (a)	10,603	227,116
United Natural Foods, Inc. (a)	4,161	53,760
Weis Markets, Inc.	1,355	56,978
		1,647,628
Food Products - 1.5%
B&G Foods, Inc. Class A (b)	5,471	142,246
Bunge Ltd.	11,702	613,302
Cal-Maine Foods, Inc.	2,515	103,392
Calavo Growers, Inc.	1,300	124,553
Campbell Soup Co.	15,979	618,228
Darling International, Inc. (a)	13,664	298,012
Dean Foods Co.	7,493	12,738
Farmer Brothers Co. (a)	869	17,519
Flowers Foods, Inc.	15,184	330,100
Fresh Del Monte Produce, Inc.	2,461	72,624
Freshpet, Inc. (a)	2,137	95,438
Hostess Brands, Inc. Class A (a)	8,256	110,630
Ingredion, Inc.	5,856	554,856
J&J Snack Foods Corp.	1,240	194,903
John B. Sanfilippo & Son, Inc.	721	51,991
Lancaster Colony Corp.	1,620	240,910
Limoneira Co.	1,204	27,499
nLIGHT, Inc. (a)	508	13,274
Pilgrim's Pride Corp. (a)	4,346	116,951
Post Holdings, Inc. (a)	5,528	623,448
Sanderson Farms, Inc.	1,670	253,222
Seaboard Corp.	22	98,903
The Hain Celestial Group, Inc. (a)	7,389	161,228
The Simply Good Foods Co. (a)	4,148	93,164
Tootsie Roll Industries, Inc.	1,599	62,089
TreeHouse Foods, Inc. (a)	4,647	311,256
		5,342,476
Household Products - 0.2%
Central Garden & Pet Co. (a)	1,364	36,801
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,834	69,376
Energizer Holdings, Inc.	5,286	253,147
Funko, Inc. (a)	892	17,688
Spectrum Brands Holdings, Inc.	3,768	231,996
WD-40 Co.	1,145	192,646
		801,654
Personal Products - 0.5%
Avon Products, Inc. (a)	36,672	116,617
Coty, Inc. Class A (b)	37,383	404,484
Edgewell Personal Care Co. (a)	4,484	184,875
elf Beauty, Inc. (a)	1,906	24,378
Herbalife Nutrition Ltd. (a)	8,668	458,104
Inter Parfums, Inc.	1,435	104,023
MediFast, Inc.	989	145,076
Natural Health Trends Corp.	652	7,537
Nu Skin Enterprises, Inc. Class A	4,610	234,511
USANA Health Sciences, Inc. (a)	1,136	94,811
		1,774,416
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	9,417	20,623
Pyxus International, Inc. (a)	693	15,821
Turning Point Brands, Inc.	717	30,666
Universal Corp.	2,080	112,029
Vector Group Ltd.	8,922	85,027
		264,166

TOTAL CONSUMER STAPLES		11,113,292

ENERGY - 3.2%
Energy Equipment & Services - 0.9%
Archrock, Inc.	10,750	108,683
Basic Energy Services, Inc. (a)	1,945	4,901
Bristow Group, Inc. (a)(b)	2,567	1,296
C&J Energy Services, Inc. (a)	5,174	72,695
Carbo Ceramics, Inc. (a)	1,585	4,311
Core Laboratories NV	3,673	232,831
Diamond Offshore Drilling, Inc. (a)(b)	5,347	51,919
Dmc Global, Inc.	1,173	81,289
Dril-Quip, Inc. (a)	2,960	128,938
Ensco PLC Class A	9,103	127,169
Exterran Corp. (a)	2,586	36,773
Forum Energy Technologies, Inc. (a)	6,678	39,934
Frank's International NV (a)	6,210	36,266
FTS International, Inc. (a)	2,725	28,204
Helix Energy Solutions Group, Inc. (a)	11,626	90,915
Helmerich & Payne, Inc.	9,045	529,313
ION Geophysical Corp. (a)	811	10,373
KLX Energy Services Holdings, Inc. (a)	1,858	52,117
Liberty Oilfield Services, Inc. Class A(b)	3,200	47,712
Mammoth Energy Services, Inc.	1,029	16,042
Matrix Service Co. (a)	2,220	43,534
McDermott International, Inc. (a)	14,936	120,832
Nabors Industries Ltd.	27,065	94,728
NCS Multistage Holdings, Inc. (a)	1,238	4,915
Newpark Resources, Inc. (a)	7,553	55,137
Noble Corp. (a)	20,470	53,836
Oceaneering International, Inc. (a)	8,130	156,096
Oil States International, Inc. (a)	4,988	96,368
Patterson-UTI Energy, Inc.	18,062	245,463
Pioneer Energy Services Corp. (a)	6,392	11,122
RPC, Inc. (b)	4,801	49,402
SEACOR Holdings, Inc. (a)	1,427	63,559
Solaris Oilfield Infrastructure, Inc. Class A	2,307	39,196
Superior Energy Services, Inc. (a)	12,682	45,528
TETRA Technologies, Inc. (a)	10,611	25,254
Tidewater, Inc. (a)	2,537	57,083
Transocean Ltd. (United States) (a)	41,991	330,049
U.S. Silica Holdings, Inc.	6,419	101,549
Unit Corp. (a)	4,488	60,857
Weatherford International PLC (a)(b)	83,379	46,134
		3,402,323
Oil, Gas & Consumable Fuels - 2.3%
Abraxas Petroleum Corp. (a)	13,586	18,749
Alta Mesa Resources, Inc. Class A (a)	6,537	1,438
Antero Resources Corp. (a)	18,434	133,647
Arch Coal, Inc.	1,554	150,707
Bonanza Creek Energy, Inc. (a)	1,576	37,934
California Resources Corp. (a)	4,016	84,657
Callon Petroleum Co. (a)	18,913	142,037
Carrizo Oil & Gas, Inc. (a)	7,117	91,240
Centennial Resource Development, Inc. Class A (a)(b)	15,833	166,721
Chesapeake Energy Corp. (a)(b)	75,871	220,785
Cimarex Energy Co.	7,932	544,611
Clean Energy Fuels Corp. (a)	11,520	36,173
CNX Resources Corp. (a)	16,931	151,702
CONSOL Energy, Inc. (a)	2,287	77,529
Contango Oil & Gas Co. (a)	2,390	7,218
Continental Resources, Inc. (a)	7,172	329,840
CVR Energy, Inc.	2,423	110,513
Delek U.S. Holdings, Inc.	6,258	231,921
Denbury Resources, Inc. (a)	38,481	85,813
Earthstone Energy, Inc. (a)	1,604	10,747
EQT Corp.	21,105	431,597
Equitrans Midstream Corp.	16,871	351,423
Evolution Petroleum Corp.	2,586	18,180
Extraction Oil & Gas, Inc. (a)(b)	9,640	45,308
Green Plains, Inc.	3,201	55,601
Gulfport Energy Corp. (a)	12,964	84,914
Halcon Resources Corp. (a)	12,642	16,435
Highpoint Resources, Inc. (a)	8,981	24,608
International Seaways, Inc. (a)	2,430	43,303
Jagged Peak Energy, Inc. (a)	5,158	54,520
Kosmos Energy Ltd.	19,554	130,816
Laredo Petroleum, Inc. (a)	12,785	38,611
Lilis Energy, Inc. (a)	4,468	5,719
Lonestar Resources U.S., Inc. (a)	1,873	7,455
Magnolia Oil & Gas Corp. Class A (a)	7,169	94,487
Matador Resources Co. (a)	8,621	169,747
Midstates Petroleum Co., Inc. (a)	2,019	25,783
Montage Resources Corp. (a)	527	5,860
Murphy Oil Corp.	13,503	367,822
Nine Energy Service, Inc. (a)	850	17,111
Northern Oil & Gas, Inc. (a)	18,420	48,813
Oasis Petroleum, Inc. (a)	22,233	135,621
Overseas Shipholding Group, Inc. (a)	5,322	9,686
Par Pacific Holdings, Inc. (a)	2,450	47,873
Parsley Energy, Inc. Class A (a)	21,858	436,286
PBF Energy, Inc. Class A	9,950	334,121
PDC Energy, Inc. (a)	5,488	238,673
Peabody Energy Corp.	6,468	186,084
Penn Virginia Corp. (a)	1,115	50,064
QEP Resources, Inc. (a)	19,660	147,843
Range Resources Corp.	17,210	155,578
Renewable Energy Group, Inc. (a)	3,117	75,182
Rex American Resources Corp. (a)	471	39,804
Ring Energy, Inc. (a)	4,678	24,232
SandRidge Energy, Inc. (a)	2,409	20,139
SemGroup Corp. Class A	5,370	70,132
SM Energy Co.	8,580	136,679
Southwestern Energy Co. (a)	48,285	190,726
SRC Energy, Inc. (a)	20,151	123,929
Talos Energy, Inc. (a)	1,803	53,549
Teekay Corp. (b)	5,814	24,186
Teekay Tankers Ltd. (a)	15,556	16,956
Tellurian, Inc. (a)(b)	7,840	74,480
Ultra Petroleum Corp. (a)	17,637	7,415
Uranium Energy Corp. (a)	12,981	18,303
W&T Offshore, Inc. (a)	7,685	49,030
Whiting Petroleum Corp. (a)	7,566	207,233
World Fuel Services Corp.	5,602	172,822
WPX Energy, Inc. (a)	32,789	455,439
		8,174,160

TOTAL ENERGY		11,576,483

FINANCIALS - 16.0%
Banks - 6.7%
1st Source Corp.	1,400	65,562
Allegiance Bancshares, Inc. (a)	953	32,945
Amalgamated Bank	721	12,221
Ameris Bancorp	3,301	120,354
Associated Banc-Corp.	13,759	312,192
Atlantic Capital Bancshares, Inc. (a)	2,194	38,263
Banc of California, Inc.	3,565	51,728
BancFirst Corp.	1,440	81,216
Bancorp, Inc., Delaware (a)	4,718	48,171
BancorpSouth Bank	7,541	229,850
Bank of Hawaii Corp.	3,465	285,447
Bank of Marin Bancorp	1,052	44,552
Bank OZK	10,031	327,512
BankUnited, Inc.	8,554	312,905
Banner Corp.	2,626	139,231
Berkshire Hills Bancorp, Inc.	3,360	100,766
BOK Financial Corp.	2,650	230,921
Boston Private Financial Holdings, Inc.	7,032	80,516
Brookline Bancorp, Inc., Delaware	6,677	100,489
Bryn Mawr Bank Corp.	1,696	64,601
Byline Bancorp, Inc. (a)	1,265	25,325
Cadence Bancorp Class A	10,270	233,643
Carolina Financial Corp.	1,739	62,761
Cathay General Bancorp	6,399	235,419
CBTX, Inc.	1,558	49,389
Centerstate Banks of Florida, Inc.	5,965	147,216
Central Pacific Financial Corp.	2,397	71,934
Chemical Financial Corp.	5,936	260,768
CIT Group, Inc.	8,762	466,752
City Holding Co.	1,394	110,656
Columbia Banking Systems, Inc.	6,082	228,318
Commerce Bancshares, Inc.	8,232	497,460
Community Bank System, Inc.	4,257	282,920
Community Trust Bancorp, Inc.	1,356	57,291
ConnectOne Bancorp, Inc.	2,439	53,243
Cullen/Frost Bankers, Inc.	5,306	539,567
Customers Bancorp, Inc. (a)	2,405	54,473
CVB Financial Corp.	8,529	185,079
Eagle Bancorp, Inc. (a)	2,626	145,113
East West Bancorp, Inc.	12,025	619,047
Enterprise Financial Services Corp.	1,895	80,613
Equity Bancshares, Inc. (a)	1,181	31,013
Fidelity Southern Corp.	1,822	53,038
Financial Institutions, Inc.	1,308	35,970
First Bancorp, North Carolina	2,472	93,714
First Bancorp, Puerto Rico	18,127	204,835
First Busey Corp.	3,589	92,740
First Citizens Bancshares, Inc.	744	333,498
First Commonwealth Financial Corp.	8,194	111,520
First Financial Bancorp, Ohio	8,128	204,013
First Financial Bankshares, Inc.	5,623	345,927
First Financial Corp., Indiana	910	37,465
First Foundation, Inc.	3,108	44,165
First Hawaiian, Inc.	7,515	207,790
First Horizon National Corp.	26,885	405,695
First Internet Bancorp	779	17,052
First Interstate Bancsystem, Inc.	2,729	115,328
First Merchants Corp.	4,099	150,310
First Midwest Bancorp, Inc., Delaware	8,777	188,442
First of Long Island Corp.	1,894	44,073
Flushing Financial Corp.	2,307	52,138
FNB Corp., Pennsylvania	26,914	326,467
Franklin Financial Network, Inc.	1,005	27,788
Fulton Financial Corp.	14,625	252,281
German American Bancorp, Inc.	1,738	51,879
Glacier Bancorp, Inc.	7,033	299,535
Great Southern Bancorp, Inc.	1,022	59,225
Great Western Bancorp, Inc.	4,798	168,746
Hancock Whitney Corp.	7,075	309,461
Hanmi Financial Corp.	2,635	62,502
Heartland Financial U.S.A., Inc.	2,364	106,144
Heritage Commerce Corp.	3,190	39,939
Heritage Financial Corp., Washington	2,729	82,607
Hilltop Holdings, Inc.	6,062	127,484
Home Bancshares, Inc.	13,211	253,519
Hope Bancorp, Inc.	10,095	141,936
Horizon Bancorp, Inc. Indiana	2,958	48,127
IBERIABANK Corp.	4,611	366,575
Independent Bank Corp.	1,955	42,091
Independent Bank Corp., Massachusetts	2,443	196,002
Independent Bank Group, Inc.	2,917	166,269
International Bancshares Corp.	4,566	189,352
Investors Bancorp, Inc.	19,889	233,696
Lakeland Bancorp, Inc.	3,968	65,710
Lakeland Financial Corp.	2,096	100,084
LegacyTexas Financial Group, Inc.	3,734	149,659
Live Oak Bancshares, Inc.	2,121	37,054
Mercantile Bank Corp.	1,366	46,171
Midland States Bancorp, Inc.	1,650	44,253
National Bank Holdings Corp.	2,129	81,413
NBT Bancorp, Inc.	3,634	138,165
OFG Bancorp	3,621	73,072
Old Line Bancshares, Inc.	1,211	30,275
Old National Bancorp, Indiana	12,533	214,064
Old Second Bancorp, Inc.	2,145	28,421
Opus Bank	1,805	39,475
Origin Bancorp, Inc.	418	14,563
Pacific Premier Bancorp, Inc.	3,724	108,257
PacWest Bancorp	10,106	399,692
Park National Corp.	1,128	110,183
Peapack-Gladstone Financial Corp.	1,317	38,101
Peoples Bancorp, Inc.	1,456	47,582
Peoples United Financial, Inc.	31,313	541,402
Pinnacle Financial Partners, Inc.	6,079	353,008
Popular, Inc.	8,333	480,897
Preferred Bank, Los Angeles	1,167	57,405
Prosperity Bancshares, Inc.	5,504	405,315
QCR Holdings, Inc.	1,075	36,776
Renasant Corp.	3,920	142,139
S&T Bancorp, Inc.	2,913	116,753
Sandy Spring Bancorp, Inc.	2,938	102,507
Seacoast Banking Corp., Florida (a)	4,233	120,048
ServisFirst Bancshares, Inc.	3,783	128,395
Signature Bank	4,430	585,070
Simmons First National Corp. Class A	7,692	195,300
South State Corp.	3,034	229,552
Southside Bancshares, Inc.	2,758	96,889
Sterling Bancorp	18,622	398,883
Stock Yards Bancorp, Inc.	1,770	60,800
Synovus Financial Corp.	13,757	507,083
TCF Financial Corp.	13,860	306,722
Texas Capital Bancshares, Inc. (a)	4,166	269,665
Tompkins Financial Corp.	1,021	82,364
TowneBank	5,389	140,545
Trico Bancshares	2,216	88,441
TriState Capital Holdings, Inc. (a)	1,883	43,799
Triumph Bancorp, Inc. (a)	2,002	62,082
Trustmark Corp.	5,588	200,944
UMB Financial Corp.	3,728	260,438
Umpqua Holdings Corp.	18,289	317,497
Union Bankshares Corp.	4,991	182,172
United Bankshares, Inc., West Virginia	8,568	336,208
United Community Bank, Inc.	6,581	184,794
Univest Corp. of Pennsylvania	2,391	60,301
Valley National Bancorp	27,536	288,577
Veritex Holdings, Inc.	3,731	98,909
Washington Trust Bancorp, Inc.	1,242	64,348
Webster Financial Corp.	7,656	406,763
WesBanco, Inc.	4,502	181,521
Westamerica Bancorp.	2,232	143,339
Western Alliance Bancorp. (a)	8,083	386,206
Wintrust Financial Corp.	4,681	356,692
		24,193,523
Capital Markets - 2.4%
Affiliated Managers Group, Inc.	4,371	484,831
Artisan Partners Asset Management, Inc.	4,223	119,680
BGC Partners, Inc. Class A	22,374	120,820
Blucora, Inc. (a)	3,971	138,985
Cohen & Steers, Inc.	1,801	90,320
Cowen Group, Inc. Class A (a)	2,253	37,738
Diamond Hill Investment Group, Inc.	266	38,432
Donnelley Financial Solutions, Inc. (a)	2,812	43,052
Eaton Vance Corp. (non-vtg.)	9,661	401,608
Evercore, Inc. Class A	3,358	327,170
FactSet Research Systems, Inc.	3,154	870,068
Federated Investors, Inc. Class B (non-vtg.)	7,934	243,812
Gain Capital Holdings, Inc.	1,630	8,590
Greenhill & Co., Inc.	1,473	30,506
Hamilton Lane, Inc. Class A	1,462	71,433
Houlihan Lokey	2,888	142,436
Interactive Brokers Group, Inc.	6,228	337,807
INTL FCStone, Inc. (a)	1,327	53,823
Invesco Ltd.	34,107	749,331
Janus Henderson Group PLC	13,825	346,593
Lazard Ltd. Class A	10,764	418,504
Legg Mason, Inc.	7,096	237,361
LPL Financial	7,192	532,855
MarketAxess Holdings, Inc.	3,119	868,111
Moelis & Co. Class A	3,804	155,774
Morningstar, Inc.	1,526	218,905
Oppenheimer Holdings, Inc. Class A (non-vtg.)	786	20,633
Piper Jaffray Companies	1,236	99,622
PJT Partners, Inc.	1,596	68,820
SEI Investments Co.	10,833	589,857
Stifel Financial Corp.	5,974	356,469
Virtu Financial, Inc. Class A (b)	5,283	129,856
Virtus Investment Partners, Inc.	591	72,463
Waddell & Reed Financial, Inc. Class A	6,472	121,221
Westwood Holdings Group, Inc.	669	20,933
WisdomTree Investments, Inc.	9,593	69,070
		8,637,489
Consumer Finance - 0.8%
Credit Acceptance Corp. (a)	1,025	508,626
CURO Group Holdings Corp. (a)	1,147	15,278
Elevate Credit, Inc. (a)	1,307	5,855
Encore Capital Group, Inc. (a)	2,114	59,742
Enova International, Inc. (a)	2,845	78,038
EZCORP, Inc. (non-vtg.) Class A (a)(b)	4,337	47,143
First Cash Financial Services, Inc.	3,637	355,262
Green Dot Corp. Class A (a)	3,939	251,190
LendingClub Corp. (a)	35,208	111,961
Navient Corp.	19,063	257,541
Nelnet, Inc. Class A	1,789	103,851
OneMain Holdings, Inc.	6,202	210,682
PRA Group, Inc. (a)	3,764	105,844
Regional Management Corp. (a)	789	19,544
Santander Consumer U.S.A. Holdings, Inc.	9,537	203,615
SLM Corp.	36,145	367,233
World Acceptance Corp. (a)	555	72,144
		2,773,549
Diversified Financial Services - 0.6%
AXA Equitable Holdings, Inc.	11,130	252,540
Cannae Holdings, Inc. (a)	5,623	144,342
Columbia Financial, Inc.	4,128	65,470
FB Financial Corp.	1,401	51,473
FGL Holdings Class A	14,579	124,359
Focus Financial Partners, Inc. Class A	1,610	60,375
Jefferies Financial Group, Inc.	23,317	479,631
On Deck Capital, Inc. (a)	4,167	22,752
Pennymac Financial Services, Inc.	5,028	112,124
Victory Capital Holdings, Inc. (a)	1,174	19,359
Voya Financial, Inc.	12,907	708,465
		2,040,890
Insurance - 3.3%
AMBAC Financial Group, Inc. (a)	3,781	70,705
American Equity Investment Life Holding Co.	7,502	220,634
American Financial Group, Inc.	5,828	603,373
American National Insurance Co.	706	79,983
Amerisafe, Inc.	1,604	94,989
Argo Group International Holdings, Ltd.	2,817	219,923
Assurant, Inc.	4,326	410,970
Assured Guaranty Ltd.	8,767	418,186
Athene Holding Ltd. (a)	10,519	475,038
Axis Capital Holdings Ltd.	6,926	393,743
Brighthouse Financial, Inc. (a)	9,845	411,423
Brown & Brown, Inc.	19,410	616,268
CNO Financial Group, Inc.	13,663	226,123
eHealth, Inc. (a)	1,532	93,054
Employers Holdings, Inc.	2,731	117,215
Enstar Group Ltd. (a)	1,251	221,752
Erie Indemnity Co. Class A	1,651	312,567
FBL Financial Group, Inc. Class A	807	50,413
First American Financial Corp.	9,266	528,718
Genworth Financial, Inc. Class A	41,340	156,679
Goosehead Insurance	796	24,254
Greenlight Capital Re, Ltd. (a)	2,139	25,625
Hanover Insurance Group, Inc.	3,506	422,859
HCI Group, Inc.	613	26,126
Health Insurance Innovations, Inc. (a)(b)	1,010	23,553
Heritage Insurance Holdings, Inc.	1,877	25,602
Horace Mann Educators Corp.	3,377	130,285
James River Group Holdings Ltd.	2,493	105,254
Kemper Corp.	5,050	453,894
Kinsale Capital Group, Inc.	1,611	116,959
Maiden Holdings Ltd.	4,767	3,115
MBIA, Inc. (a)	7,525	72,767
Mercury General Corp.	2,261	121,597
National General Holdings Corp.	5,299	130,620
National Western Life Group, Inc.	186	49,610
Navigators Group, Inc.	1,909	133,515
Old Republic International Corp.	23,573	527,092
Primerica, Inc.	3,568	464,875
ProAssurance Corp.	4,461	167,421
RenaissanceRe Holdings Ltd.	3,339	518,747
RLI Corp.	3,244	263,835
Safety Insurance Group, Inc.	1,201	111,597
Selective Insurance Group, Inc.	4,884	348,278
Stewart Information Services Corp.	1,950	82,895
Third Point Reinsurance Ltd. (a)	6,160	71,518
Trupanion, Inc. (a)(b)	2,131	69,897
United Fire Group, Inc.	1,748	76,230
United Insurance Holdings Corp.	1,764	27,024
Universal Insurance Holdings, Inc.	2,646	78,824
Unum Group	18,155	670,283
W.R. Berkley Corp.	11,979	734,313
White Mountains Insurance Group Ltd.	264	247,907
		12,048,127
Mortgage Real Estate Investment Trusts - 1.0%
AG Mortgage Investment Trust, Inc.	2,374	40,619
Anworth Mortgage Asset Corp.	7,979	33,432
Apollo Commercial Real Estate Finance, Inc.	9,342	175,069
Arbor Realty Trust, Inc. (b)	6,023	82,274
Ares Commercial Real Estate Corp.	2,186	33,227
Arlington Asset Investment Corp.	2,553	20,041
Armour Residential REIT, Inc.	4,046	77,198
Blackstone Mortgage Trust, Inc.	9,997	355,793
Capstead Mortgage Corp.	7,576	65,078
Cherry Hill Mortgage Investment Corp.	1,217	21,005
Chimera Investment Corp.	15,470	296,560
Dynex Capital, Inc.	4,912	29,963
Exantas Capital Corp.	2,691	29,466
Granite Point Mortgage Trust, Inc.	3,591	69,055
Invesco Mortgage Capital, Inc.	9,263	151,172
KKR Real Estate Finance Trust, Inc.	2,254	45,463
Ladder Capital Corp. Class A	7,282	126,707
MFA Financial, Inc.	37,218	279,507
New Residential Investment Corp.	30,259	508,654
New York Mortgage Trust, Inc.	13,968	87,998
Orchid Island Capital, Inc.	4,204	27,620
PennyMac Mortgage Investment Trust	5,063	106,323
Redwood Trust, Inc.	7,681	125,661
Starwood Property Trust, Inc.	22,792	525,356
TPG RE Finance Trust, Inc.	3,427	67,546
Two Harbors Investment Corp.	20,536	284,629
Western Asset Mortgage Capital Corp.	4,060	42,711
		3,708,127
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	566	32,737
Thrifts & Mortgage Finance - 1.2%
Axos Financial, Inc. (a)	4,562	149,269
Capitol Federal Financial, Inc.	11,760	162,288
Dime Community Bancshares, Inc.	2,574	51,866
Essent Group Ltd. (a)	8,150	386,718
Farmer Mac Class C (non-vtg.)	755	57,742
First Defiance Financial Corp.	1,687	49,783
Flagstar Bancorp, Inc.	2,424	86,658
HomeStreet, Inc. (a)	2,240	63,034
Kearny Financial Corp.	8,114	113,596
LendingTree, Inc. (a)(b)	618	237,819
Meridian Bancorp, Inc. Maryland	4,505	77,576
Meta Financial Group, Inc.	2,278	58,681
MGIC Investment Corp. (a)	30,042	439,815
New York Community Bancorp, Inc.	40,698	473,318
NMI Holdings, Inc. (a)	5,538	155,507
Northfield Bancorp, Inc.	3,850	57,750
Northwest Bancshares, Inc.	8,542	148,887
OceanFirst Financial Corp.	3,698	93,116
Ocwen Financial Corp. (a)	9,118	15,409
Oritani Financial Corp.	3,227	55,988
Provident Financial Services, Inc.	5,075	134,589
Radian Group, Inc.	17,719	414,979
TFS Financial Corp.	4,360	72,550
Trustco Bank Corp., New York	7,988	63,904
United Financial Bancorp, Inc. New	4,251	56,071
Walker & Dunlop, Inc.	2,376	130,561
Washington Federal, Inc.	6,769	224,325
WMI Holdings Corp. (a)	2,243	19,290
WSFS Financial Corp.	2,606	112,527
		4,163,616

TOTAL FINANCIALS		57,598,058

HEALTH CARE - 11.4%
Biotechnology - 4.4%
Abeona Therapeutics, Inc. (a)	2,506	19,296
ACADIA Pharmaceuticals, Inc. (a)	9,314	224,002
Acceleron Pharma, Inc. (a)	3,570	145,406
Achillion Pharmaceuticals, Inc. (a)	11,261	33,333
Acorda Therapeutics, Inc. (a)	3,321	34,704
Adamas Pharmaceuticals, Inc. (a)	1,653	10,447
Aduro Biotech, Inc. (a)	4,180	17,096
Adverum Biotechnologies, Inc. (a)	4,406	28,419
Aeglea BioTherapeutics, Inc. (a)	1,270	8,700
Agenus, Inc. (a)	7,895	20,290
Agios Pharmaceuticals, Inc. (a)	4,209	235,367
Aimmune Therapeutics, Inc. (a)	3,103	62,494
Akebia Therapeutics, Inc. (a)	8,606	51,980
Alder Biopharmaceuticals, Inc. (a)	4,902	66,618
Aldeyra Therapeutics, Inc. (a)	1,768	14,621
Alkermes PLC (a)	12,909	391,401
Allakos, Inc. (a)	631	24,742
Alnylam Pharmaceuticals, Inc. (a)	7,464	666,834
AMAG Pharmaceuticals, Inc. (a)	2,826	31,538
Amicus Therapeutics, Inc. (a)	15,749	210,092
AnaptysBio, Inc. (a)	1,916	139,332
Anika Therapeutics, Inc. (a)	1,158	36,882
Apellis Pharmaceuticals, Inc. (a)	2,801	55,488
Arcus Biosciences, Inc. (a)	792	7,698
Arena Pharmaceuticals, Inc. (a)	4,109	187,987
ArQule, Inc. (a)	8,188	48,882
Array BioPharma, Inc. (a)	17,706	400,333
Arrowhead Pharmaceuticals, Inc. (a)	7,326	131,721
Assembly Biosciences, Inc. (a)	1,664	26,258
Atara Biotherapeutics, Inc. (a)	3,763	126,437
Audentes Therapeutics, Inc. (a)	2,853	107,815
Avid Bioservices, Inc. (a)	4,273	20,468
Bellicum Pharmaceuticals, Inc. (a)	3,643	11,111
BioCryst Pharmaceuticals, Inc. (a)	9,034	67,123
Biohaven Pharmaceutical Holding Co. Ltd. (a)	2,886	172,727
Biospecifics Technologies Corp. (a)	443	29,681
bluebird bio, Inc. (a)(b)	4,540	643,908
Blueprint Medicines Corp. (a)	3,653	276,203
Calithera Biosciences, Inc. (a)	2,746	16,915
Cara Therapeutics, Inc. (a)(b)	2,747	52,413
CareDx, Inc. (a)	3,063	83,344
CASI Pharmaceuticals, Inc. (a)	4,258	13,881
Catalyst Biosciences, Inc. (a)	960	8,371
Catalyst Pharmaceutical Partners, Inc. (a)	7,899	45,340
Cellular Biomedicine Group, Inc. (a)	881	15,224
ChemoCentryx, Inc. (a)	1,897	25,173
Clovis Oncology, Inc. (a)	4,332	79,146
Coherus BioSciences, Inc. (a)	4,770	75,938
Concert Pharmaceuticals, Inc. (a)	1,469	15,101
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	3,828	27,332
Crinetics Pharmaceuticals, Inc. (a)	497	12,897
Cytokinetics, Inc. (a)	4,606	40,625
CytomX Therapeutics, Inc. (a)	3,771	35,862
Deciphera Pharmaceuticals, Inc. (a)	1,214	27,922
Denali Therapeutics, Inc. (a)(b)	5,529	135,295
Dicerna Pharmaceuticals, Inc. (a)	3,966	51,399
Dynavax Technologies Corp. (a)(b)	4,659	30,982
Eagle Pharmaceuticals, Inc. (a)	908	46,680
Editas Medicine, Inc. (a)	3,564	88,209
Eiger Biopharmaceuticals, Inc. (a)	1,315	14,373
Emergent BioSolutions, Inc. (a)	3,727	192,611
Enanta Pharmaceuticals, Inc. (a)	1,297	113,085
Epizyme, Inc. (a)	5,196	64,482
Esperion Therapeutics, Inc. (a)	2,039	87,881
Exelixis, Inc. (a)	24,827	488,099
Fate Therapeutics, Inc. (a)	4,961	83,345
FibroGen, Inc. (a)	6,290	293,932
Five Prime Therapeutics, Inc. (a)	2,900	32,132
Flexion Therapeutics, Inc. (a)	2,725	28,885
Galectin Therapeutics, Inc. (a)(b)	2,482	10,623
Galectin Therapeutics, Inc. rights 5/23/19 (a)(d)	2,482	0
Genomic Health, Inc. (a)	1,730	111,291
Geron Corp. (a)(b)	15,208	27,679
Global Blood Therapeutics, Inc. (a)	4,615	255,671
GlycoMimetics, Inc. (a)	2,693	32,774
Halozyme Therapeutics, Inc. (a)	10,491	169,220
Heron Therapeutics, Inc. (a)	5,654	122,579
Homology Medicines, Inc. (a)	777	16,721
ImmunoGen, Inc. (a)	12,186	29,125
Immunomedics, Inc. (a)(b)	14,211	227,660
Inovio Pharmaceuticals, Inc. (a)(b)	7,429	27,933
Insmed, Inc. (a)	6,407	195,029
Insys Therapeutics, Inc. (a)(b)	2,244	9,649
Intellia Therapeutics, Inc. (a)	2,566	39,465
Intercept Pharmaceuticals, Inc. (a)	1,814	156,331
Intrexon Corp. (a)(b)	5,833	25,257
Invitae Corp. (a)	5,468	129,154
Ionis Pharmaceuticals, Inc. (a)	11,422	848,997
Iovance Biotherapeutics, Inc. (a)	10,246	116,804
Ironwood Pharmaceuticals, Inc. Class A (a)	11,651	138,530
Kadmon Holdings, Inc. (a)	9,418	22,132
Karyopharm Therapeutics, Inc. (a)	4,138	19,324
Kindred Biosciences, Inc. (a)	2,449	21,772
Kiniksa Pharmaceuticals Ltd.	708	10,570
Kura Oncology, Inc. (a)	2,501	37,865
La Jolla Pharmaceutical Co. (a)	1,719	13,838
Lexicon Pharmaceuticals, Inc. (a)	4,043	23,449
Ligand Pharmaceuticals, Inc. Class B (a)	1,766	222,251
Macrogenics, Inc. (a)	3,147	52,775
Madrigal Pharmaceuticals, Inc. (a)	687	72,877
MannKind Corp. (a)	14,672	22,595
Minerva Neurosciences, Inc. (a)	2,640	19,457
Mirati Therapeutics, Inc. (a)	2,711	161,277
Momenta Pharmaceuticals, Inc. (a)	7,911	110,675
Myriad Genetics, Inc. (a)	6,211	195,522
Natera, Inc. (a)	3,116	59,547
Neurocrine Biosciences, Inc. (a)	7,527	543,750
Novavax, Inc. (a)(b)	32,494	17,264
Opko Health, Inc. (a)(b)	29,862	71,370
PDL BioPharma, Inc. (a)	12,119	39,629
Polarityte, Inc. (a)	1,396	12,620
Portola Pharmaceuticals, Inc. (a)(b)	5,520	194,856
Progenics Pharmaceuticals, Inc. (a)	6,946	35,702
Prothena Corp. PLC (a)	3,288	34,195
PTC Therapeutics, Inc. (a)(b)	3,910	146,312
Puma Biotechnology, Inc. (a)	2,529	81,231
Ra Pharmaceuticals, Inc. (a)	2,229	49,484
Radius Health, Inc. (a)	3,428	75,485
REGENXBIO, Inc. (a)	2,506	126,302
Repligen Corp. (a)	3,244	218,581
Retrophin, Inc. (a)	3,392	64,719
Rigel Pharmaceuticals, Inc. (a)	13,038	29,075
Rocket Pharmaceuticals, Inc. (a)	2,205	40,925
Sage Therapeutics, Inc.(a)	3,891	654,583
Sangamo Therapeutics, Inc. (a)	8,494	99,295
Savara, Inc. (a)	2,243	23,955
Scholar Rock Holding Corp.	474	10,087
Seattle Genetics, Inc. (a)	8,910	603,920
Solid Biosciences, Inc. (a)(b)	1,212	11,005
Sorrento Therapeutics, Inc. (a)	7,736	28,236
Spark Therapeutics, Inc. (a)	2,687	286,676
Spectrum Pharmaceuticals, Inc. (a)	8,373	78,455
Stemline Therapeutics, Inc. (a)	3,045	45,675
Syndax Pharmaceuticals, Inc. (a)	1,627	11,633
T2 Biosystems, Inc. (a)	3,179	8,170
TG Therapeutics, Inc. (a)	5,547	44,099
Tocagen, Inc. (a)	1,766	17,448
Trevena, Inc. (a)	6,229	9,157
Ultragenyx Pharmaceutical, Inc. (a)	3,958	261,228
United Therapeutics Corp. (a)	3,624	371,714
Vanda Pharmaceuticals, Inc. (a)	4,306	70,145
Veracyte, Inc. (a)	2,466	56,397
Verastem, Inc. (a)(b)	6,183	13,170
Vericel Corp. (a)	3,620	61,504
Viking Therapeutics, Inc. (a)(b)	4,297	33,646
Voyager Therapeutics, Inc. (a)	1,813	38,254
Xencor, Inc. (a)	3,943	121,090
XOMA Corp. (a)(b)	548	6,499
Zafgen, Inc. (a)	2,869	7,345
ZIOPHARM Oncology, Inc. (a)(b)	10,979	48,527
		15,674,139
Health Care Equipment & Supplies - 2.4%
Accuray, Inc. (a)	7,181	29,729
Angiodynamics, Inc. (a)	3,069	63,037
Antares Pharma, Inc. (a)	11,777	31,680
Atricure, Inc. (a)	2,927	87,869
Atrion Corp.	119	104,720
Avanos Medical, Inc. (a)	3,943	165,409
AxoGen, Inc. (a)	2,797	65,674
BioLife Solutions, Inc. (a)	981	16,422
Cantel Medical Corp.	3,008	207,372
Cardiovascular Systems, Inc. (a)	2,885	102,533
Cerus Corp. (a)	11,300	69,269
CONMED Corp.	2,150	172,065
Cryolife, Inc. (a)	2,844	87,197
CryoPort, Inc. (a)(b)	2,437	34,289
Cutera, Inc. (a)	1,140	20,224
CytoSorbents Corp. (a)	2,213	15,934
Endologix, Inc. (a)	751	4,821
Genmark Diagnostics, Inc. (a)	4,734	34,274
Glaukos Corp. (a)	2,789	201,171
Globus Medical, Inc. (a)	6,305	284,292
Haemonetics Corp. (a)	4,289	374,344
Heska Corp. (a)	565	43,878
Hill-Rom Holdings, Inc.	5,577	565,619
ICU Medical, Inc. (a)	1,376	313,040
Inogen, Inc. (a)	1,467	128,069
Inspire Medical Systems, Inc.	1,004	51,897
Insulet Corp. (a)	4,901	422,711
Integer Holdings Corp. (a)	2,459	169,892
Integra LifeSciences Holdings Corp. (a)	5,858	305,729
IntriCon Corp. (a)	621	14,513
Invacare Corp.	2,782	20,587
iRhythm Technologies, Inc. (a)	1,829	139,571
Lantheus Holdings, Inc. (a)	3,163	76,418
LeMaitre Vascular, Inc.	1,333	38,497
LivaNova PLC (a)	4,039	278,247
Masimo Corp. (a)	4,046	526,587
Meridian Bioscience, Inc.	3,564	41,022
Merit Medical Systems, Inc. (a)	4,553	255,788
Natus Medical, Inc. (a)	2,804	75,035
Neogen Corp. (a)	4,311	261,505
Nevro Corp. (a)	2,507	154,707
NuVasive, Inc. (a)	4,266	258,520
Nuvectra Corp. (a)	1,471	13,886
OraSure Technologies, Inc. (a)	5,071	47,972
Orthofix International NV (a)	1,560	85,472
OrthoPediatrics Corp. (a)	658	26,807
Penumbra, Inc. (a)(b)	2,577	346,607
Quanterix Corp. (a)	758	17,222
Quidel Corp. (a)	2,907	185,874
Seaspine Holdings Corp. (a)	1,109	16,336
Senseonics Holdings, Inc. (a)(b)	7,893	18,391
Sientra, Inc. (a)	2,010	16,924
Staar Surgical Co. (a)	2,337	75,906
SurModics, Inc. (a)	1,096	47,610
Tactile Systems Technology, Inc. (a)	1,383	68,818
Tandem Diabetes Care, Inc. (a)	4,764	292,557
TransEnterix, Inc. (a)	15,597	31,194
Varex Imaging Corp. (a)	3,169	104,070
ViewRay, Inc. (a)	4,856	33,798
West Pharmaceutical Services, Inc.	6,141	760,194
Wright Medical Group NV (a)	9,649	285,321
		8,789,116
Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc. (a)	7,320	234,386
Addus HomeCare Corp. (a)	836	56,764
Amedisys, Inc. (a)	2,412	308,302
American Renal Associates Holdings, Inc. (a)	1,500	10,320
AMN Healthcare Services, Inc. (a)	3,899	202,982
Apollo Medical Holdings, Inc. (a)	1,925	37,249
BioScrip, Inc. (a)	10,681	20,508
BioTelemetry, Inc. (a)	2,755	149,872
Brookdale Senior Living, Inc. (a)	15,524	95,938
Capital Senior Living Corp. (a)	2,470	10,374
Chemed Corp.	1,326	433,310
Community Health Systems, Inc. (a)	9,454	32,522
Corvel Corp. (a)	769	55,214
Cross Country Healthcare, Inc. (a)	2,964	20,896
DaVita HealthCare Partners, Inc. (a)	10,461	577,866
Diplomat Pharmacy, Inc. (a)	4,610	25,724
Encompass Health Corp.	8,204	528,748
G1 Therapeutics, Inc. (a)	2,154	46,096
HealthEquity, Inc. (a)	4,506	305,282
LHC Group, Inc. (a)	2,426	269,553
Magellan Health Services, Inc. (a)	2,015	141,050
MEDNAX, Inc. (a)	7,421	207,565
Molina Healthcare, Inc. (a)	5,178	671,224
National Healthcare Corp.	796	60,042
National Vision Holdings, Inc. (a)	5,266	142,182
Neuronetics, Inc.	520	8,668
OptiNose, Inc. (a)(b)	1,139	11,344
Owens & Minor, Inc.	5,031	17,156
Patterson Companies, Inc.	6,861	149,844
PetIQ, Inc. Class A (a)(b)	1,369	37,606
Premier, Inc. (a)	4,453	147,973
Providence Service Corp.	922	61,156
R1 RCM, Inc. (a)	8,074	84,535
RadNet, Inc. (a)	3,436	41,610
Select Medical Holdings Corp. (a)	8,974	128,956
Surgery Partners, Inc. (a)	1,505	16,299
Tenet Healthcare Corp. (a)	6,913	151,395
The Ensign Group, Inc.	4,091	210,768
Tivity Health, Inc. (a)	3,390	73,292
Triple-S Management Corp. (a)	1,835	41,691
U.S. Physical Therapy, Inc.	1,047	121,965
		5,948,227
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	14,505	143,164
Castlight Health, Inc. Class B (a)	6,177	23,040
Computer Programs & Systems, Inc.	990	30,086
Evolent Health, Inc. (a)	5,904	79,999
HealthStream, Inc.	2,145	56,156
HMS Holdings Corp. (a)	6,979	212,371
Inovalon Holdings, Inc. Class A (a)(b)	5,970	80,774
Medidata Solutions, Inc. (a)	5,081	459,018
Nextgen Healthcare, Inc. (a)	3,952	74,258
Omnicell, Inc. (a)	3,292	264,545
Tabula Rasa HealthCare, Inc. (a)(b)	1,400	74,564
Teladoc Health, Inc. (a)(b)	5,823	331,212
Vocera Communications, Inc. (a)	2,518	80,198
		1,909,385
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc.(a)	2,143	41,789
Bio-Rad Laboratories, Inc. Class A (a)	1,670	502,553
Bio-Techne Corp.	3,133	640,980
Bruker Corp.	8,312	320,843
Cambrex Corp. (a)	2,779	119,553
Charles River Laboratories International, Inc. (a)	3,990	560,475
Codexis, Inc. (a)	3,967	78,150
Fluidigm Corp. (a)	3,979	54,671
Luminex Corp.	3,406	77,691
Medpace Holdings, Inc. (a)	2,163	121,496
Nanostring Technologies, Inc. (a)	2,159	56,069
NeoGenomics, Inc. (a)	7,761	161,662
Pacific Biosciences of California, Inc. (a)	11,371	84,032
PRA Health Sciences, Inc. (a)	4,853	469,867
Syneos Health, Inc. (a)	5,056	237,278
		3,527,109
Pharmaceuticals - 1.5%
AcelRx Pharmaceuticals, Inc. (a)	5,548	21,471
Aclaris Therapeutics, Inc. (a)	2,916	18,371
Adamis Pharmaceuticals Corp. (a)	3,645	7,472
Aerie Pharmaceuticals, Inc. (a)	3,225	123,034
Akcea Therapeutics, Inc. (a)(b)	1,347	33,796
Akorn, Inc. (a)	7,798	21,055
Amneal Pharmaceuticals, Inc. (a)	6,529	84,028
Amphastar Pharmaceuticals, Inc. (a)	2,898	62,568
ANI Pharmaceuticals, Inc. (a)	679	48,195
Aratana Therapeutics, Inc. (a)	4,053	19,049
Assertio Therapeutics, Inc. (a)	5,281	22,022
Athenex, Inc. (a)	3,437	33,958
Biodelivery Sciences International, Inc. (a)	4,708	22,740
Catalent, Inc. (a)	12,063	540,664
Collegium Pharmaceutical, Inc. (a)	2,321	32,332
Corcept Therapeutics, Inc. (a)(b)	8,704	107,756
Cyclerion Therapeutics, Inc. (a)	1,198	18,246
CymaBay Therapeutics, Inc. (a)	4,909	62,884
Dermira, Inc. (a)	2,811	31,174
Dova Pharmaceuticals, Inc. (a)	1,068	9,826
Endo International PLC (a)	16,606	124,545
Evolus, Inc. (a)	754	18,383
Horizon Pharma PLC (a)	13,921	355,403
Innoviva, Inc. (a)	5,554	77,923
Intersect ENT, Inc. (a)	2,526	82,070
Intra-Cellular Therapies, Inc. (a)	3,974	52,338
Jazz Pharmaceuticals PLC (a)	5,006	649,629
Kala Pharmaceuticals, Inc. (a)	1,611	12,501
Lannett Co., Inc. (a)	2,769	21,294
Mallinckrodt PLC (a)	6,939	107,277
Marinus Pharmaceuticals, Inc. (a)	4,008	19,800
MyoKardia, Inc. (a)	2,782	133,480
Nektar Therapeutics (a)	14,362	459,871
Neos Therapeutics, Inc. (a)	3,492	8,416
Ocular Therapeutix, Inc. (a)	3,080	11,550
Omeros Corp. (a)(b)	3,803	71,649
Pacira Biosciences, Inc. (a)	3,428	136,503
Paratek Pharmaceuticals, Inc. (a)(b)	2,455	13,527
Perrigo Co. PLC	10,372	497,026
Phibro Animal Health Corp. Class A	1,676	58,174
Prestige Brands Holdings, Inc. (a)	4,261	125,359
Reata Pharmaceuticals, Inc. (a)	1,291	101,292
Revance Therapeutics, Inc. (a)	2,615	34,623
Rhythm Pharmaceuticals, Inc. (a)	1,754	44,341
SIGA Technologies, Inc. (a)	3,573	18,723
Supernus Pharmaceuticals, Inc. (a)	4,316	158,527
The Medicines Company (a)	5,471	174,798
TherapeuticsMD, Inc. (a)(b)	16,466	70,804
Theravance Biopharma, Inc. (a)	3,507	83,642
Tricida, Inc.	1,334	45,703
WAVE Life Sciences (a)	1,323	35,099
Xeris Pharmaceuticals, Inc.	486	4,957
Zogenix, Inc. (a)	3,466	135,139
Zynerba Pharmaceuticals, Inc. (a)(b)	1,295	16,213
		5,281,220

TOTAL HEALTH CARE		41,129,196

INDUSTRIALS - 16.0%
Aerospace & Defense - 1.6%
AAR Corp.	2,686	90,706
Aerojet Rocketdyne Holdings, Inc. (a)	5,990	202,821
AeroVironment, Inc. (a)	1,763	120,871
Arconic, Inc.	35,680	766,406
Astronics Corp. (a)	2,052	68,414
Axon Enterprise, Inc. (a)	4,854	308,229
BWX Technologies, Inc.	8,187	418,356
Cubic Corp.	2,356	133,774
Curtiss-Wright Corp.	3,632	413,830
Ducommun, Inc. (a)	852	34,574
HEICO Corp.	3,475	366,717
HEICO Corp. Class A	5,862	524,239
Hexcel Corp.	7,131	504,233
KEYW Holding Corp. (a)	4,175	47,345
Kratos Defense & Security Solutions, Inc. (a)	7,254	115,194
Mercury Systems, Inc. (a)	4,022	293,686
Moog, Inc. Class A	2,699	252,734
National Presto Industries, Inc.	417	44,411
Teledyne Technologies, Inc. (a)	2,992	743,542
Triumph Group, Inc.	4,141	98,266
Vectrus, Inc. (a)	952	38,604
Wesco Aircraft Holdings, Inc. (a)	5,360	45,238
		5,632,190
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	4,918	115,721
Atlas Air Worldwide Holdings, Inc. (a)	2,126	102,665
Echo Global Logistics, Inc. (a)	2,369	54,345
Forward Air Corp.	2,433	154,058
Hub Group, Inc. Class A (a)	2,795	116,188
XPO Logistics, Inc. (a)(b)	10,530	716,882
		1,259,859
Airlines - 0.5%
Alaska Air Group, Inc.	10,227	633,051
Allegiant Travel Co.	1,055	154,958
Hawaiian Holdings, Inc.	4,112	116,000
JetBlue Airways Corp. (a)	25,282	468,981
Mesa Air Group, Inc.	918	8,391
SkyWest, Inc.	4,304	265,083
Spirit Airlines, Inc. (a)	5,670	308,335
		1,954,799
Building Products - 1.7%
A.O. Smith Corp.	11,924	626,845
AAON, Inc.	3,384	169,911
Advanced Drain Systems, Inc. Del	3,395	95,230
Allegion PLC	7,882	782,131
American Woodmark Corp. (a)	1,281	115,200
Apogee Enterprises, Inc.	2,348	94,624
Armstrong World Industries, Inc.	4,119	356,994
Builders FirstSource, Inc. (a)	9,530	131,323
Continental Building Products, Inc. (a)	3,044	78,079
COVIA Corp. (a)	2,562	12,323
CSW Industrials, Inc.	1,261	75,597
Fortune Brands Home & Security, Inc.	11,732	619,215
GCP Applied Technologies, Inc. (a)	6,008	172,970
Gibraltar Industries, Inc. (a)	2,651	105,165
GMS, Inc. (a)	2,728	48,067
Griffon Corp.	2,784	54,622
Insteel Industries, Inc.	1,496	31,326
Jeld-Wen Holding, Inc. (a)	5,615	110,896
Lennox International, Inc.	3,007	816,250
Masonite International Corp. (a)	2,189	112,712
NCI Building Systems, Inc. (a)	3,586	20,512
Owens Corning	9,074	465,224
Patrick Industries, Inc. (a)	1,887	94,105
PGT, Inc. (a)	4,829	70,793
Quanex Building Products Corp.	2,941	49,174
Resideo Technologies, Inc. (a)	10,206	231,676
Simpson Manufacturing Co. Ltd.	3,438	218,932
Trex Co., Inc. (a)	4,882	338,176
Universal Forest Products, Inc.	5,120	189,184
		6,287,256
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	5,471	207,734
ACCO Brands Corp.	8,494	77,635
ADS Waste Holdings, Inc. (a)	5,965	192,908
Brady Corp. Class A	4,078	198,966
BrightView Holdings, Inc.	1,788	28,680
Casella Waste Systems, Inc. Class A (a)	3,258	121,589
Clean Harbors, Inc. (a)	4,232	321,632
Covanta Holding Corp.	9,697	175,225
Deluxe Corp.	3,847	172,038
Ennis, Inc.	2,185	44,093
Evoqua Water Technologies Corp. (a)	4,835	65,853
Healthcare Services Group, Inc.	6,140	207,839
Heritage-Crystal Clean, Inc. (a)	1,111	31,919
Herman Miller, Inc.	4,929	191,344
HNI Corp.	3,615	132,707
Interface, Inc.	4,908	78,724
KAR Auction Services, Inc.	11,167	630,712
Kimball International, Inc. Class B	3,011	47,152
Knoll, Inc.	4,074	88,976
LSC Communications, Inc.	2,681	18,740
Matthews International Corp. Class A	2,650	106,159
McGrath RentCorp.	2,010	124,620
Mobile Mini, Inc.	3,680	132,554
MSA Safety, Inc.	2,907	319,508
Multi-Color Corp.	1,146	57,185
Pitney Bowes, Inc.	15,486	110,105
Quad/Graphics, Inc.	2,448	29,890
R.R. Donnelley & Sons Co.	5,711	26,385
Rollins, Inc.	12,219	472,509
SP Plus Corp. (a)	1,855	64,035
Steelcase, Inc. Class A	7,176	124,073
Stericycle, Inc. (a)	7,067	412,642
Team, Inc. (a)	2,485	41,997
Tetra Tech, Inc.	4,595	297,388
The Brink's Co.	4,204	336,026
U.S. Ecology, Inc.	1,831	111,709
UniFirst Corp.	1,274	201,458
Viad Corp.	1,678	102,878
		6,105,587
Construction & Engineering - 1.2%
AECOM (a)	12,959	439,310
Aegion Corp. (a)	2,675	53,259
Ameresco, Inc. Class A (a)	1,502	22,620
Arcosa, Inc.	4,052	126,139
Argan, Inc.	1,217	58,197
Comfort Systems U.S.A., Inc.	3,087	167,007
Dycom Industries, Inc. (a)	2,609	129,380
EMCOR Group, Inc.	4,767	401,095
Fluor Corp.	11,675	463,848
Granite Construction, Inc.	3,901	175,116
Great Lakes Dredge & Dock Corp. (a)	5,173	52,920
HC2 Holdings, Inc. (a)	3,248	6,951
Jacobs Engineering Group, Inc.	9,918	773,009
KBR, Inc.	11,699	259,952
Keane Group, Inc. (a)	3,582	37,575
MasTec, Inc. (a)	5,290	267,939
MYR Group, Inc. (a)	1,384	50,032
NV5 Holdings, Inc. (a)	771	48,835
Orion Group Holdings, Inc. (a)	2,990	7,744
Primoris Services Corp.	3,454	75,712
Quanta Services, Inc.	12,108	491,585
Sterling Construction Co., Inc. (a)	2,093	28,381
Tutor Perini Corp. (a)	3,259	65,082
Valmont Industries, Inc.	1,831	246,892
Williams Scotsman Corp. (a)	3,106	41,838
		4,490,418
Electrical Equipment - 0.9%
Acuity Brands, Inc.	3,327	486,840
Allied Motion Technologies, Inc.	640	23,430
AZZ, Inc.	2,173	103,196
Encore Wire Corp.	1,728	102,453
Energous Corp. (a)	1,646	8,345
EnerSys	3,501	242,234
Enphase Energy, Inc. (a)	6,325	63,503
Generac Holdings, Inc. (a)	5,149	283,144
GrafTech International Ltd.	5,065	57,994
Hubbell, Inc. Class B	4,536	578,794
Plug Power, Inc. (a)(b)	19,471	48,483
Regal Beloit Corp.	3,576	304,246
Sensata Technologies, Inc. PLC (a)	13,610	679,683
Sunrun, Inc. (a)	6,234	94,819
Thermon Group Holdings, Inc. (a)	2,719	70,123
TPI Composites, Inc. (a)	1,511	46,765
Vicor Corp. (a)	1,339	50,226
Vivint Solar, Inc. (a)	3,456	18,697
		3,262,975
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	4,938	698,332
ITT, Inc.	7,267	440,017
Raven Industries, Inc.	2,995	116,535
		1,254,884
Machinery - 4.5%
Actuant Corp. Class A	5,074	129,793
AGCO Corp.	5,455	386,105
Alamo Group, Inc.	794	82,290
Albany International Corp. Class A	2,410	178,268
Allison Transmission Holdings, Inc.	9,889	463,399
Altra Industrial Motion Corp.	5,351	200,609
Apergy Corp. (a)	6,422	254,889
Astec Industries, Inc.	1,883	63,476
Barnes Group, Inc.	3,906	217,252
Blue Bird Corp. (a)	1,115	19,301
Briggs & Stratton Corp.	3,501	42,712
Cactus, Inc. (a)	3,106	112,748
Chart Industries, Inc. (a)	2,597	229,237
CIRCOR International, Inc. (a)	1,624	54,761
Colfax Corp. (a)	7,884	237,860
Columbus McKinnon Corp. (NY Shares)	1,714	67,463
Commercial Vehicle Group, Inc. (a)	2,219	19,793
Crane Co.	4,179	355,424
Donaldson Co., Inc.	10,604	567,738
Douglas Dynamics, Inc.	1,871	70,649
Energy Recovery, Inc. (a)	2,535	24,666
EnPro Industries, Inc.	1,713	127,310
ESCO Technologies, Inc.	2,156	161,700
Federal Signal Corp.	4,983	143,361
Flowserve Corp.	10,859	532,417
Franklin Electric Co., Inc.	3,210	156,841
Gardner Denver Holdings, Inc. (a)	10,552	356,130
Gates Industrial Corp. PLC (a)	3,874	62,294
Global Brass & Copper Holdings, Inc.	1,859	80,662
Gorman-Rupp Co.	1,587	52,847
Graco, Inc.	13,785	706,481
Greenbrier Companies, Inc.	2,697	95,824
Harsco Corp. (a)	6,637	150,262
Hillenbrand, Inc.	5,159	221,940
Hyster-Yale Materials Handling Class A	795	52,963
John Bean Technologies Corp.	2,625	288,199
Kadant, Inc.	925	90,733
Kennametal, Inc.	6,816	277,411
Lincoln Electric Holdings, Inc.	5,340	466,022
Lindsay Corp.	885	75,225
Lydall, Inc. (a)	1,417	34,872
Manitowoc Co., Inc. (a)	2,973	53,098
Meritor, Inc. (a)	7,050	171,033
Middleby Corp. (a)(b)	4,633	612,158
Milacron Holdings Corp. (a)	5,846	85,410
Mueller Industries, Inc.	4,791	139,753
Mueller Water Products, Inc. Class A	12,965	139,114
Navistar International Corp. New (a)	5,418	184,971
NN, Inc.	3,402	30,754
Nordson Corp.	4,337	632,985
Oshkosh Corp.	5,964	492,567
Pentair PLC	13,255	516,812
ProPetro Holding Corp. (a)	6,139	135,856
Proto Labs, Inc. (a)	2,249	246,918
RBC Bearings, Inc. (a)	2,057	282,940
Rexnord Corp. (a)	8,679	248,219
Spartan Motors, Inc.	2,576	23,957
SPX Corp. (a)	3,608	131,692
SPX Flow, Inc. (a)	3,507	126,042
Standex International Corp.	1,061	70,100
Sun Hydraulics Corp.	2,375	124,308
Tennant Co.	1,511	100,300
Terex Corp.	5,392	179,715
Timken Co.	5,734	274,945
Titan International, Inc.	4,150	28,760
Toro Co.	8,715	637,502
TriMas Corp. (a)	3,786	117,101
Trinity Industries, Inc.	12,152	261,997
Wabash National Corp.	4,665	70,348
WABCO Holdings, Inc. (a)	4,328	573,200
Wabtec Corp.	7,134	528,415
Watts Water Technologies, Inc. Class A	2,306	197,371
Welbilt, Inc. (a)	10,824	182,168
Woodward, Inc.	4,613	502,356
		16,014,792
Marine - 0.2%
Eagle Bulk Shipping, Inc. (a)	6,122	33,365
Genco Shipping & Trading Ltd. (a)	1,119	11,302
Kirby Corp. (a)	4,467	365,043
Matson, Inc.	3,534	139,982
		549,692
Professional Services - 1.0%
Asgn, Inc. (a)	4,354	274,476
Barrett Business Services, Inc.	618	45,027
BG Staffing, Inc.	763	17,831
CBIZ, Inc. (a)	4,619	89,193
CRA International, Inc.	659	34,321
Exponent, Inc.	4,318	244,485
Forrester Research, Inc.	850	43,231
FTI Consulting, Inc. (a)	3,188	270,916
Heidrick & Struggles International, Inc.	1,582	56,604
Huron Consulting Group, Inc. (a)	1,884	91,054
ICF International, Inc.	1,556	121,166
InnerWorkings, Inc. (a)	3,634	12,283
Insperity, Inc.	3,158	377,570
Kelly Services, Inc. Class A (non-vtg.)	2,603	57,943
Kforce, Inc.	1,924	69,302
Korn Ferry	4,698	220,900
Manpower, Inc.	5,129	492,589
Navigant Consulting, Inc.	3,507	80,065
Resources Connection, Inc.	2,481	39,845
Robert Half International, Inc.	10,077	625,681
TriNet Group, Inc. (a)	3,623	225,858
TrueBlue, Inc. (a)	3,328	80,404
WageWorks, Inc. (a)	3,294	160,714
Willdan Group, Inc. (a)	800	31,624
		3,763,082
Road & Rail - 0.7%
AMERCO	634	236,590
ArcBest Corp.	2,142	65,460
Avis Budget Group, Inc. (a)	5,403	192,077
Covenant Transport Group, Inc. Class A (a)	991	19,354
Daseke, Inc. (a)	4,639	23,937
Genesee & Wyoming, Inc. Class A (a)	4,841	429,155
Heartland Express, Inc.	3,957	77,874
Hertz Global Holdings, Inc. (a)	4,539	82,519
Knight-Swift Transportation Holdings, Inc. Class A (b)	10,425	347,674
Landstar System, Inc.	3,408	371,336
Marten Transport Ltd.	3,221	63,711
Ryder System, Inc.	4,403	277,389
Saia, Inc. (a)	2,136	137,537
Schneider National, Inc. Class B	2,350	49,115
U.S. Xpress Enterprises, Inc.	1,393	9,389
U.S.A. Truck, Inc. (a)	548	7,804
Universal Logistics Holdings, Inc.	665	16,239
Werner Enterprises, Inc.	3,666	122,811
YRC Worldwide, Inc. (a)	2,839	19,334
		2,549,305
Trading Companies & Distributors - 1.2%
Air Lease Corp. Class A	8,283	319,392
Aircastle Ltd.	4,430	88,246
Applied Industrial Technologies, Inc.	3,219	192,947
Beacon Roofing Supply, Inc. (a)	5,660	213,156
BlueLinx Corp. (a)	756	19,444
BMC Stock Holdings, Inc. (a)	5,559	114,404
CAI International, Inc. (a)	1,427	35,432
DXP Enterprises, Inc. (a)	1,320	56,615
GATX Corp.	3,123	240,877
General Finance Corp. (a)	1,305	12,137
H&E Equipment Services, Inc.	2,652	80,647
HD Supply Holdings, Inc. (a)	15,231	695,904
Herc Holdings, Inc. (a)	1,983	95,501
Kaman Corp.	2,319	143,569
MRC Global, Inc. (a)	7,522	130,356
MSC Industrial Direct Co., Inc. Class A	3,766	315,026
Now, Inc. (a)	9,019	131,858
Rush Enterprises, Inc. Class A	2,529	107,255
SiteOne Landscape Supply, Inc. (a)	3,390	228,147
Systemax, Inc.	1,183	26,866
Textainer Group Holdings Ltd. (a)	2,002	19,199
Titan Machinery, Inc. (a)	1,527	26,264
Triton International Ltd.	4,234	139,510
Univar, Inc. (a)	9,535	212,917
Veritiv Corp. (a)	1,076	30,010
Watsco, Inc.	2,665	422,323
WESCO International, Inc. (a)	3,875	221,805
		4,319,807
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	6,395	259,061

TOTAL INDUSTRIALS		57,703,707

INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 1.0%
Acacia Communications, Inc. (a)	2,345	135,729
ADTRAN, Inc.	3,995	68,474
Applied Optoelectronics, Inc. (a)(b)	1,546	19,356
CalAmp Corp. (a)	2,879	42,062
Calix Networks, Inc. (a)	3,822	26,181
Ciena Corp. (a)	11,791	452,303
CommScope Holding Co., Inc. (a)	15,946	395,142
Comtech Telecommunications Corp.	1,995	46,942
EchoStar Holding Corp. Class A (a)	3,998	159,320
Extreme Networks, Inc. (a)	9,770	78,160
Finisar Corp. (a)	9,743	234,904
Harmonic, Inc. (a)	7,279	41,199
Infinera Corp. (a)	12,588	54,632
InterDigital, Inc.	2,811	183,811
Lumentum Holdings, Inc. (a)	6,114	378,885
Maxar Technologies, Inc.	4,945	24,379
NETGEAR, Inc. (a)	2,611	81,019
NetScout Systems, Inc. (a)	5,812	170,873
Plantronics, Inc.	2,744	141,261
Quantenna Communications, Inc. (a)	2,283	55,591
Sonus Networks, Inc. (a)	4,272	22,898
Ubiquiti Networks, Inc. (b)	1,588	270,675
ViaSat, Inc. (a)(b)	4,652	422,495
Viavi Solutions, Inc. (a)	18,981	252,447
		3,758,738
Electronic Equipment & Components - 2.9%
ADT, Inc.	10,047	66,210
Anixter International, Inc. (a)	2,379	149,568
Arlo Technologies, Inc.	6,296	24,995
Arrow Electronics, Inc. (a)	7,222	610,331
Avnet, Inc.	9,225	448,427
AVX Corp.	3,875	63,201
Badger Meter, Inc.	2,423	134,428
Belden, Inc.	3,349	186,037
Benchmark Electronics, Inc.	3,651	98,687
Cardtronics PLC (a)	3,079	110,105
Casa Systems, Inc. (a)	2,348	22,517
Cognex Corp.	14,286	720,443
Coherent, Inc. (a)	2,024	299,572
Control4 Corp. (a)	2,225	38,737
CTS Corp.	2,738	82,003
Daktronics, Inc.	3,238	24,544
Dell Technologies, Inc. (a)	12,394	835,480
Dolby Laboratories, Inc. Class A	5,297	342,663
ePlus, Inc. (a)	1,140	107,491
Fabrinet (a)	3,063	185,373
FARO Technologies, Inc. (a)	1,435	80,719
Fitbit, Inc. (a)(b)	17,213	90,885
FLIR Systems, Inc.	11,473	607,381
II-VI, Inc. (a)	4,976	198,244
Insight Enterprises, Inc. (a)	2,951	166,968
IPG Photonics Corp. (a)	2,969	518,773
Itron, Inc. (a)	2,783	149,336
Jabil, Inc.	11,927	360,315
KEMET Corp.	4,723	84,400
Knowles Corp. (a)	7,472	141,071
Littelfuse, Inc.	2,086	419,390
Mesa Laboratories, Inc.	294	69,587
Methode Electronics, Inc. Class A	3,085	91,038
MTS Systems Corp.	1,468	80,711
National Instruments Corp.	9,321	439,019
Novanta, Inc. (a)	2,724	237,042
OSI Systems, Inc. (a)	1,404	126,543
Par Technology Corp. (a)	859	20,367
Park Electrochemical Corp.	1,578	25,958
PC Connection, Inc.	972	36,120
PC Mall, Inc. (a)	709	19,561
Plexus Corp. (a)	2,605	156,769
Rogers Corp. (a)	1,529	256,138
Sanmina Corp. (a)	5,678	192,598
ScanSource, Inc. (a)	2,135	80,383
SYNNEX Corp.	3,436	370,676
Tech Data Corp. (a)	3,098	330,278
TTM Technologies, Inc. (a)	7,663	101,458
Vishay Intertechnology, Inc.	10,974	217,395
Vishay Precision Group, Inc. (a)	1,015	38,438
		10,258,373
Internet Software & Services - 0.0%
Razer, Inc. (a)(c)	327,000	84,201
IT Services - 3.0%
Alliance Data Systems Corp.	3,887	622,309
Amdocs Ltd.	11,722	645,648
Booz Allen Hamilton Holding Corp. Class A	11,807	700,037
CACI International, Inc. Class A (a)	2,061	401,771
Carbonite, Inc. (a)	2,699	66,206
Cass Information Systems, Inc.	991	48,886
Conduent, Inc. (a)	15,185	194,824
CoreLogic, Inc. (a)	6,678	271,194
CSG Systems International, Inc.	2,769	123,636
Endurance International Group Holdings, Inc. (a)	6,447	35,652
EPAM Systems, Inc. (a)	4,258	763,715
Euronet Worldwide, Inc. (a)	4,281	641,679
Everi Holdings, Inc. (a)	5,797	59,651
EVERTEC, Inc.	4,988	156,174
EVO Payments, Inc. Class A	1,970	58,529
ExlService Holdings, Inc. (a)	2,845	168,993
Genpact Ltd.	11,478	416,651
GreenSky, Inc. Class A	3,495	55,850
GTT Communications, Inc. (a)(b)	2,778	116,537
Hackett Group, Inc.	2,149	32,987
i3 Verticals, Inc. Class A	621	14,991
Internap Network Services Corp. (a)	1,432	5,642
Limelight Networks, Inc. (a)	9,200	27,324
Liveramp Holdings, Inc. (a)	5,651	329,623
ManTech International Corp. Class A	2,205	136,688
Maximus, Inc.	5,316	391,523
MongoDB, Inc. Class A (a)(b)	2,294	323,270
NIC, Inc.	5,485	94,671
Okta, Inc. (a)	6,451	671,098
Perficient, Inc. (a)	2,748	80,901
Perspecta, Inc.	11,723	270,567
Presidio, Inc.	2,548	38,271
Sabre Corp.	22,832	473,992
Science Applications International Corp.	4,221	316,364
ServiceSource International, Inc. (a)	6,721	7,124
Switch, Inc. Class A	3,197	34,751
Sykes Enterprises, Inc. (a)	3,311	91,880
The Western Union Co.	36,705	713,545
Travelport Worldwide Ltd.	10,787	169,140
Ttec Holdings, Inc.	1,162	42,367
Unisys Corp. (a)(b)	4,258	47,732
Virtusa Corp.(a)	2,289	127,154
WEX, Inc. (a)	3,574	751,612
		10,741,159
Semiconductors & Semiconductor Equipment - 2.8%
Adesto Technologies Corp. (a)	2,077	13,230
Advanced Energy Industries, Inc. (a)	3,197	184,659
Amkor Technology, Inc. (a)	10,686	96,815
Aquantia Corp. (a)	2,129	20,247
Axcelis Technologies, Inc. (a)	2,670	56,844
AXT, Inc. (a)	2,937	16,741
Brooks Automation, Inc.	5,957	223,447
Cabot Microelectronics Corp.	2,379	300,349
Ceva, Inc. (a)	1,838	46,299
Cirrus Logic, Inc. (a)	4,967	236,330
Cohu, Inc.	3,386	50,214
Cree, Inc. (a)	8,512	562,558
Cypress Semiconductor Corp.	30,005	515,486
Diodes, Inc. (a)	3,303	120,295
Entegris, Inc.	11,721	478,920
First Solar, Inc. (a)	6,260	385,178
FormFactor, Inc. (a)	6,153	116,599
Ichor Holdings Ltd. (a)	1,879	47,313
Impinj, Inc. (a)	1,252	36,646
Inphi Corp. (a)	3,672	167,664
Kulicke & Soffa Industries, Inc.	5,586	129,986
Lattice Semiconductor Corp. (a)	10,730	138,954
MACOM Technology Solutions Holdings, Inc. (a)	3,723	51,712
MaxLinear, Inc. Class A (a)	5,188	139,609
MKS Instruments, Inc.	4,476	407,361
Monolithic Power Systems, Inc.	3,235	503,722
Nanometrics, Inc. (a)	2,018	60,116
NeoPhotonics Corp. (a)	2,905	19,841
NVE Corp.	402	38,516
ON Semiconductor Corp. (a)	34,910	805,025
PDF Solutions, Inc. (a)	2,263	29,374
Photronics, Inc. (a)	5,705	53,285
Pixelworks, Inc. (a)	2,555	11,779
Power Integrations, Inc.	2,438	192,651
Qorvo, Inc. (a)	10,356	783,017
Rambus, Inc. (a)	8,943	102,487
Rudolph Technologies, Inc. (a)	2,588	62,604
Semtech Corp. (a)	5,468	294,561
Silicon Laboratories, Inc. (a)	3,579	385,315
SMART Global Holdings, Inc. (a)	1,032	22,436
SolarEdge Technologies, Inc. (a)	3,579	158,550
SunPower Corp. (a)	5,091	36,757
Synaptics, Inc. (a)	2,854	107,510
Teradyne, Inc.	14,866	728,434
Ultra Clean Holdings, Inc. (a)	3,259	39,010
Universal Display Corp. (b)	3,518	561,473
Veeco Instruments, Inc. (a)	3,954	48,160
Versum Materials, Inc.	9,044	471,916
Xperi Corp.	4,021	99,922
		10,159,917
Software - 5.6%
2U, Inc. (a)(b)	4,806	290,763
8x8, Inc. (a)	7,923	189,518
A10 Networks, Inc. (a)	4,265	27,552
ACI Worldwide, Inc. (a)	9,621	341,738
Alarm.com Holdings, Inc. (a)	2,912	206,403
Altair Engineering, Inc. Class A (a)	2,262	89,213
Alteryx, Inc. Class A (a)	2,502	221,777
American Software, Inc. Class A	2,211	28,632
AppFolio, Inc. (a)	994	96,527
Appian Corp. Class A (a)	2,335	84,270
Aspen Technology, Inc. (a)	5,866	715,124
Avaya Holdings Corp. (a)	8,588	163,859
Benefitfocus, Inc. (a)	1,923	78,324
Black Knight, Inc. (a)	11,758	663,386
Blackbaud, Inc.	4,026	319,222
BlackLine, Inc. (a)	3,027	154,619
Bottomline Technologies, Inc. (a)	3,025	152,974
Box, Inc. Class A (a)	11,899	245,357
Cardlytics, Inc. (a)	720	11,232
CDK Global, Inc.	10,674	643,856
Ceridian HCM Holding, Inc.	2,984	158,600
Cision Ltd. (a)	5,542	66,837
Cloudera, Inc. (a)	18,062	201,030
CommVault Systems, Inc. (a)	3,226	169,688
Cornerstone OnDemand, Inc. (a)	4,429	242,045
Coupa Software, Inc. (a)	4,290	443,286
Digimarc Corp. (a)	975	29,045
Domo, Inc. Class B	798	30,571
Dropbox, Inc. Class A (a)	7,666	186,897
Ebix, Inc.	1,854	93,590
eGain Communications Corp. (a)	1,445	14,436
Envestnet, Inc. (a)	3,792	269,194
Everbridge, Inc. (a)	2,366	174,824
Fair Isaac Corp. (a)	2,401	671,680
FireEye, Inc. (a)	16,356	262,023
Five9, Inc. (a)	4,883	259,141
Forescout Technologies, Inc. (a)	1,935	81,347
Guidewire Software, Inc. (a)	6,715	715,148
HubSpot, Inc. (a)	3,028	558,636
Instructure, Inc. (a)	2,624	113,042
j2 Global, Inc.	3,878	339,790
LivePerson, Inc. (a)	4,864	142,661
LogMeIn, Inc.	4,242	349,541
Manhattan Associates, Inc. (a)	5,426	365,984
MicroStrategy, Inc. Class A (a)	779	116,616
Mitek Systems, Inc. (a)	2,870	34,153
MobileIron, Inc. (a)	6,250	37,063
Model N, Inc. (a)	2,170	40,232
Monotype Imaging Holdings, Inc.	3,422	58,995
New Relic, Inc. (a)	3,783	398,123
Nuance Communications, Inc. (a)	23,834	401,126
Nutanix, Inc. Class A (a)	6,202	267,864
Onespan, Inc. (a)	2,616	48,501
Paycom Software, Inc. (a)	4,024	814,981
Paylocity Holding Corp. (a)	2,631	254,023
Pegasystems, Inc.	3,067	230,056
Pivotal Software, Inc.	3,516	76,297
Pluralsight, Inc.	1,748	62,037
Progress Software Corp.	3,730	170,125
Proofpoint, Inc. (a)	4,533	568,529
PROS Holdings, Inc. (a)	2,860	146,546
Q2 Holdings, Inc. (a)	3,060	230,785
QAD, Inc. Class A	849	39,793
Qualys, Inc. (a)	2,810	253,631
Rapid7, Inc. (a)	3,424	186,060
RealPage, Inc. (a)	6,067	395,629
RingCentral, Inc. (a)	5,690	662,145
SailPoint Technologies Holding, Inc. (a)	5,400	152,604
SecureWorks Corp. (a)	798	15,497
ShotSpotter, Inc. (a)	643	33,886
Smartsheet, Inc.	1,107	46,859
SPS Commerce, Inc. (a)	1,474	152,913
Teradata Corp. (a)	9,794	445,333
The Rubicon Project, Inc. (a)	3,710	23,707
The Trade Desk, Inc. (a)	3,009	666,433
TiVo Corp.	10,237	95,921
Tyler Technologies, Inc. (a)	3,215	745,591
Upland Software, Inc. (a)	1,310	60,902
Varonis Systems, Inc. (a)	2,453	174,531
Verint Systems, Inc. (a)	5,387	325,321
VirnetX Holding Corp. (a)	4,787	30,541
Workiva, Inc. (a)	2,111	112,179
Yext, Inc. (a)	5,075	111,193
Zendesk, Inc. (a)	8,882	779,662
Zix Corp. (a)	4,556	37,131
Zuora, Inc.	1,093	24,155
		20,191,051
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)	9,495	101,027
Cray, Inc. (a)	3,411	89,573
Diebold Nixdorf, Inc. (a)	6,330	63,870
Electronics for Imaging, Inc. (a)	3,637	135,260
Immersion Corp. (a)	2,510	23,720
NCR Corp. (a)	9,814	284,115
Pure Storage, Inc. Class A (a)	14,382	328,773
U.S.A. Technologies, Inc. (a)(b)	4,857	27,539
Xerox Corp.	17,201	573,825
		1,627,702

TOTAL INFORMATION TECHNOLOGY		56,821,141

MATERIALS - 5.2%
Chemicals - 2.2%
AdvanSix, Inc. (a)	2,460	74,366
American Vanguard Corp.	2,182	34,345
Amyris, Inc. (a)	3,869	17,333
Ashland Global Holdings, Inc.	5,180	417,145
Axalta Coating Systems Ltd. (a)	17,605	474,983
Balchem Corp.	2,677	271,742
Cabot Corp.	4,986	226,265
Chase Corp.	600	56,202
Element Solutions, Inc. (a)	19,406	210,749
Ferro Corp. (a)	6,874	122,838
Flotek Industries, Inc. (a)	4,231	15,105
FutureFuel Corp.	2,157	31,686
H.B. Fuller Co.	4,209	206,115
Hawkins, Inc.	811	29,934
Huntsman Corp.	17,803	395,939
Ingevity Corp. (a)	3,484	400,695
Innophos Holdings, Inc.	1,638	52,727
Innospec, Inc.	2,033	172,439
Intrepid Potash, Inc. (a)	8,003	29,771
Koppers Holdings, Inc. (a)	1,719	45,966
Kraton Performance Polymers, Inc. (a)	2,647	86,875
Kronos Worldwide, Inc.	1,808	24,589
Minerals Technologies, Inc.	2,933	184,104
NewMarket Corp.	738	309,650
Olin Corp.	13,852	300,450
OMNOVA Solutions, Inc. (a)	3,636	26,906
PolyOne Corp.	6,583	181,954
PQ Group Holdings, Inc. (a)	3,053	48,268
Quaker Chemical Corp.	1,109	248,216
Rayonier Advanced Materials, Inc.	4,217	62,580
RPM International, Inc.	11,003	667,332
Sensient Technologies Corp.	3,495	245,069
Stepan Co.	1,679	155,375
The Chemours Co. LLC	14,192	511,054
The Scotts Miracle-Gro Co. Class A	3,257	276,910
Tredegar Corp.	2,155	38,833
Trinseo SA	3,494	157,055
Tronox Holdings PLC	7,786	110,094
Valvoline, Inc.	15,615	288,878
Venator Materials PLC (a)	4,071	24,670
W.R. Grace & Co.	5,545	419,091
Westlake Chemical Corp.	3,006	209,669
		7,863,967
Construction Materials - 0.3%
Eagle Materials, Inc.	3,892	353,822
Forterra, Inc. (a)	1,693	7,856
nVent Electric PLC	13,549	378,695
Summit Materials, Inc. (a)	9,229	161,692
U.S. Concrete, Inc. (a)	1,323	62,353
		964,418
Containers & Packaging - 1.2%
Aptargroup, Inc.	5,197	578,114
Bemis Co., Inc.	7,552	433,636
Berry Global Group, Inc. (a)	10,860	638,568
Crown Holdings, Inc. (a)	11,211	651,695
Graphic Packaging Holding Co.	25,749	357,396
Greif, Inc. Class A	2,133	84,296
Myers Industries, Inc.	2,971	53,151
Owens-Illinois, Inc.	13,176	260,358
Sealed Air Corp.	13,011	606,573
Silgan Holdings, Inc.	6,409	191,885
Sonoco Products Co.	8,272	521,632
		4,377,304
Metals & Mining - 1.2%
AK Steel Holding Corp. (a)(b)	26,061	63,068
Alcoa Corp. (a)	15,484	413,113
Allegheny Technologies, Inc. (a)	10,443	260,240
Atkore International Group, Inc. (a)	3,923	97,133
Carpenter Technology Corp.	3,938	195,600
Century Aluminum Co. (a)	4,148	34,885
Cleveland-Cliffs, Inc. (b)	24,752	247,272
Coeur d'Alene Mines Corp. (a)	16,948	61,182
Commercial Metals Co.	9,793	169,321
Compass Minerals International, Inc.	2,819	161,782
Gold Resource Corp.	4,701	17,206
Haynes International, Inc.	1,022	33,021
Hecla Mining Co.	39,494	82,937
Kaiser Aluminum Corp.	1,374	135,202
Materion Corp.	1,687	97,897
McEwen Mining, Inc. (b)	21,172	29,217
Olympic Steel, Inc.	769	12,473
Reliance Steel & Aluminum Co.	5,834	536,495
Royal Gold, Inc.	5,435	473,171
Ryerson Holding Corp. (a)	1,201	10,389
Schnitzer Steel Industries, Inc. Class A	2,196	52,089
Steel Dynamics, Inc.	19,042	603,251
SunCoke Energy, Inc.	5,282	45,478
TimkenSteel Corp. (a)	3,202	32,468
United States Steel Corp.	14,717	229,585
Universal Stainless & Alloy Products, Inc. (a)	682	9,814
Warrior Metropolitan Coal, Inc.	3,640	112,840
Worthington Industries, Inc.	3,341	134,074
		4,351,203
Paper & Forest Products - 0.3%
Boise Cascade Co.	3,246	89,882
Clearwater Paper Corp. (a)	1,368	27,593
Domtar Corp.	5,225	255,503
Louisiana-Pacific Corp.	11,726	293,736
Mercer International, Inc. (SBI)	3,621	51,273
Neenah, Inc.	1,405	95,329
P.H. Glatfelter Co.	3,634	57,345
Resolute Forest Products	7,486	59,214
Schweitzer-Mauduit International, Inc.	2,567	91,308
Verso Corp. (a)	2,849	63,590
		1,084,773

TOTAL MATERIALS		18,641,665

REAL ESTATE - 9.4%
Equity Real Estate Investment Trusts (REITs) - 8.8%
Acadia Realty Trust (SBI)	6,806	192,201
Agree Realty Corp.	2,887	189,012
Alexander & Baldwin, Inc.	5,650	133,453
Alexanders, Inc.	313	118,824
American Assets Trust, Inc.	3,183	147,023
American Campus Communities, Inc.	11,390	537,608
American Finance Trust, Inc.	4,390	43,066
American Homes 4 Rent Class A	21,367	512,381
Americold Realty Trust (b)	4,957	158,674
Apartment Investment & Management Co. Class A	12,522	618,086
Apple Hospitality (REIT), Inc.	17,839	293,452
Armada Hoffler Properties, Inc.	4,210	67,992
Ashford Hospitality Trust, Inc.	7,086	39,044
Bluerock Residential Growth (REIT), Inc.	1,968	22,061
Braemar Hotels & Resorts, Inc.	2,539	35,292
Brandywine Realty Trust (SBI)	14,864	228,757
Brixmor Property Group, Inc.	24,915	445,480
CareTrust (REIT), Inc.	7,038	170,672
CatchMark Timber Trust, Inc.	4,024	40,240
CBL & Associates Properties, Inc.	14,386	14,530
Cedar Realty Trust, Inc.	7,509	23,053
Chatham Lodging Trust	3,914	77,067
Chesapeake Lodging Trust	5,002	142,557
City Office REIT, Inc.	3,347	38,825
Colony Capital, Inc.	40,736	209,383
Columbia Property Trust, Inc.	9,822	223,058
Community Healthcare Trust, Inc.	1,460	53,261
CorEnergy Infrastructure Trust, Inc. (b)	988	37,337
CorePoint Lodging, Inc.	3,267	40,838
CoreSite Realty Corp.	3,048	333,482
Corporate Office Properties Trust (SBI)	9,056	252,481
Corrections Corp. of America	9,868	205,353
Cousins Properties, Inc.	34,988	334,835
CubeSmart	15,470	493,648
CyrusOne, Inc.	8,786	489,292
DDR Corp.	12,077	159,899
DiamondRock Hospitality Co.	17,232	187,140
Douglas Emmett, Inc.	13,393	551,658
Easterly Government Properties, Inc.	5,028	90,504
EastGroup Properties, Inc.	3,001	343,104
Empire State Realty Trust, Inc.	11,659	180,248
EPR Properties	6,181	487,434
Equity Commonwealth	10,091	320,894
Essential Properties Realty Trust, Inc.	2,918	60,344
Farmland Partners, Inc.	2,497	16,380
First Industrial Realty Trust, Inc.	10,499	370,300
Four Corners Property Trust, Inc.	5,643	160,487
Franklin Street Properties Corp.	8,900	69,954
Front Yard Residential Corp. Class B	4,112	40,750
Gaming & Leisure Properties	16,681	673,579
Getty Realty Corp.	2,814	91,258
Gladstone Commercial Corp.	2,457	53,440
Gladstone Land Corp.	1,298	16,446
Global Net Lease, Inc.	6,286	119,874
Government Properties Income Trust	3,970	107,746
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,129	136,380
Healthcare Realty Trust, Inc.	10,428	322,017
Healthcare Trust of America, Inc.	17,208	474,597
Hersha Hospitality Trust	2,989	55,506
Highwoods Properties, Inc. (SBI)	8,607	383,700
Hospitality Properties Trust (SBI)	13,649	354,874
Hudson Pacific Properties, Inc.	13,007	453,424
Independence Realty Trust, Inc.	7,379	78,144
Industrial Logistics Properties Trust	5,402	107,230
InfraReit, Inc.	3,252	68,455
Investors Real Estate Trust	993	59,858
Invitation Homes, Inc.	24,588	611,258
iStar Financial, Inc.	5,563	48,231
JBG SMITH Properties	9,046	384,907
Jernigan Capital, Inc.	1,531	32,258
Kilroy Realty Corp.	8,357	642,737
Kimco Realty Corp.	35,014	608,893
Kite Realty Group Trust	7,013	110,735
Lamar Advertising Co. Class A	7,064	583,981
Lexington Corporate Properties Trust	17,558	159,251
Liberty Property Trust (SBI)	12,267	608,934
Life Storage, Inc.	3,871	368,868
LTC Properties, Inc.	3,282	147,887
Mack-Cali Realty Corp.	7,535	175,415
MedEquities Realty Trust, Inc.	2,677	28,671
Medical Properties Trust, Inc.	30,335	529,649
Monmouth Real Estate Investment Corp. Class A	7,633	104,877
National Health Investors, Inc.	3,517	265,287
National Retail Properties, Inc.	13,226	695,952
National Storage Affiliates Trust	4,678	136,878
New Senior Investment Group, Inc.	6,736	37,654
NexPoint Residential Trust, Inc.	1,785	66,920
NorthStar Realty Europe Corp.	4,170	74,351
Omega Healthcare Investors, Inc.	16,673	590,057
Outfront Media, Inc.	11,587	276,118
Paramount Group, Inc.	16,983	246,084
Park Hotels & Resorts, Inc.	16,720	536,378
Pebblebrook Hotel Trust	10,640	346,438
Pennsylvania Real Estate Investment Trust (SBI) (b)	5,411	32,574
Physicians Realty Trust	15,195	274,422
Piedmont Office Realty Trust, Inc. Class A	10,714	223,065
Potlatch Corp.	5,627	217,540
Preferred Apartment Communities, Inc. Class A	3,413	53,379
PS Business Parks, Inc.	1,673	257,006
QTS Realty Trust, Inc. Class A	4,258	193,100
Ramco-Gershenson Properties Trust (SBI)	6,670	80,907
Rayonier, Inc.	10,757	341,965
Retail Opportunity Investments Corp.	9,438	165,637
Retail Properties America, Inc.	17,949	220,593
Rexford Industrial Realty, Inc.	7,716	292,359
RLJ Lodging Trust	14,557	267,994
Ryman Hospitality Properties, Inc.	4,267	339,653
Sabra Health Care REIT, Inc.	14,811	289,703
Saul Centers, Inc.	967	51,589
Senior Housing Properties Trust (SBI)	19,658	157,854
Seritage Growth Properties	2,317	103,315
SL Green Realty Corp.	7,078	625,271
Spirit MTA REIT	3,660	24,668
Spirit Realty Capital, Inc.	7,126	288,318
Stag Industrial, Inc.	9,066	260,919
Store Capital Corp.	15,749	524,757
Summit Hotel Properties, Inc.	8,688	100,868
Sunstone Hotel Investors, Inc.	19,005	273,672
Tanger Factory Outlet Centers, Inc.	7,850	141,771
Taubman Centers, Inc.	5,079	250,395
Terreno Realty Corp.	4,927	219,991
The GEO Group, Inc.	10,122	202,642
The Macerich Co.	8,785	352,630
TIER REIT, Inc.	4,520	128,097
UMH Properties, Inc.	2,859	40,169
Uniti Group, Inc.	14,909	163,850
Universal Health Realty Income Trust (SBI)	1,053	85,314
Urban Edge Properties	9,437	175,245
Urstadt Biddle Properties, Inc. Class A	2,464	54,036
VEREIT, Inc.	80,301	663,286
VICI Properties, Inc.	29,880	681,264
Washington Prime Group, Inc.	15,405	68,552
Washington REIT (SBI)	6,664	188,191
Weingarten Realty Investors (SBI)	9,944	287,779
Whitestone REIT Class B	3,358	43,083
Xenia Hotels & Resorts, Inc.	9,377	203,012
		31,587,046
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)	888	21,019
Colony NorthStar Credit Real Estate, Inc.	6,909	107,366
eXp World Holdings, Inc. (a)	2,960	32,264
HFF, Inc.	3,240	154,192
Howard Hughes Corp. (a)	3,248	360,528
Jones Lang LaSalle, Inc.	3,780	584,275
Kennedy-Wilson Holdings, Inc.	10,404	224,102
Marcus & Millichap, Inc. (a)	1,754	75,597
Newmark Group, Inc.	12,288	104,694
RE/MAX Holdings, Inc.	1,486	64,388
Realogy Holdings Corp. (b)	9,816	127,804
Redfin Corp. (a)(b)	5,659	117,028
Retail Value, Inc.	1,263	42,311
Tejon Ranch Co. (a)	1,733	29,894
The St. Joe Co. (a)	5,015	85,456
		2,130,918

TOTAL REAL ESTATE		33,717,964

UTILITIES - 2.5%
Electric Utilities - 0.8%
Allete, Inc.	4,263	347,221
El Paso Electric Co.	3,382	206,674
Hawaiian Electric Industries, Inc.	8,995	373,113
IDACORP, Inc.	4,172	413,111
MGE Energy, Inc.	2,885	195,574
OGE Energy Corp.	16,549	700,685
Otter Tail Corp.	3,297	169,136
PNM Resources, Inc.	6,608	306,876
Portland General Electric Co.	7,405	387,356
Spark Energy, Inc. Class A,	905	8,561
		3,108,307
Gas Utilities - 0.7%
Chesapeake Utilities Corp.	1,358	125,805
National Fuel Gas Co.	7,115	421,279
New Jersey Resources Corp.	7,333	367,237
Northwest Natural Holding Co.	2,400	160,536
ONE Gas, Inc.	4,351	385,151
South Jersey Industries, Inc.	7,656	245,911
Southwest Gas Holdings, Inc.	4,393	365,454
Spire, Inc.	4,195	353,177
		2,424,550
Independent Power and Renewable Electricity Producers - 0.2%
Bloom Energy Corp. Class A	1,672	22,773
NRG Yield, Inc.:
Class A	2,480	38,118
Class C	6,398	101,536
Ormat Technologies, Inc.	4,195	244,820
Pattern Energy Group, Inc.	7,578	175,203
Terraform Power, Inc.	6,811	92,357
		674,807
Multi-Utilities - 0.4%
Avangrid, Inc.	4,593	235,208
Avista Corp.	5,438	234,595
Black Hills Corp.	4,470	325,237
MDU Resources Group, Inc.	16,223	424,231
NorthWestern Energy Corp.	4,173	291,484
Unitil Corp.	1,241	70,625
		1,581,380
Water Utilities - 0.4%
American States Water Co.	3,054	217,353
Aqua America, Inc.	14,764	576,682
AquaVenture Holdings Ltd. (a)	1,067	20,753
California Water Service Group	4,001	201,610
Connecticut Water Service, Inc.	994	68,159
Middlesex Water Co.	1,358	78,750
Select Energy Services, Inc. Class A (a)	4,933	56,828
SJW Corp.	1,889	117,231
		1,337,366

TOTAL UTILITIES		9,126,410

TOTAL COMMON STOCKS
(Cost $342,881,283)		359,433,724

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 2.49% (e)	3,093,869	3,094,487
Fidelity Securities Lending Cash Central Fund 2.49% (e)(f)	13,393,145	13,394,484
TOTAL MONEY MARKET FUNDS
(Cost $16,488,971)		16,488,971
TOTAL INVESTMENT IN SECURITIES - 104.5%
(Cost $359,370,254)		375,922,695
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(16,135,505)
NET ASSETS - 100%		$359,787,190

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2	June 2019	$159,420	$(510)	$(510)
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	June 2019	197,340	(492)	(492)
TOTAL FUTURES CONTRACTS					$(1,002)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $422,355 or 0.1% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,511
Fidelity Securities Lending Cash Central Fund	29,552
Total	$56,063

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$13,846,684	$13,846,684	$--	$--
Consumer Discretionary	48,159,124	48,159,124	--	--
Consumer Staples	11,113,292	11,113,292	--	--
Energy	11,576,483	11,576,483	--	--
Financials	57,598,058	57,598,058	--	--
Health Care	41,129,196	41,129,196	--	0
Industrials	57,703,707	57,703,707	--	--
Information Technology	56,821,141	56,821,141	--	--
Materials	18,641,665	18,641,665	--	--
Real Estate	33,717,964	33,717,964	--	--
Utilities	9,126,410	9,126,410	--	--
Money Market Funds	16,488,971	16,488,971	--	--
Total Investments in Securities:	$375,922,695	$375,922,695	$--	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,002)	$(1,002)	$--	$--
Total Liabilities	$(1,002)	$(1,002)	$--	$--
Total Derivative Instruments:	$(1,002)	$(1,002)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,002)
Total Equity Risk	0	(1,002)
Total Value of Derivatives	$0	$(1,002)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,930,136) — See accompanying schedule: Unaffiliated issuers (cost $342,881,283)	$359,433,724
Fidelity Central Funds (cost $16,488,971)	16,488,971
Total Investment in Securities (cost $359,370,254)		$375,922,695
Segregated cash with brokers for derivative instruments		40,450
Cash		25,625
Foreign currency held at value (cost $202)		202
Receivable for fund shares sold		2,581,329
Dividends receivable		118,757
Distributions receivable from Fidelity Central Funds		11,627
Total assets		378,700,685
Liabilities
Payable for investments purchased	$5,421,027
Payable for fund shares redeemed	93,001
Payable for daily variation margin on futures contracts	4,969
Collateral on securities loaned	13,394,498
Total liabilities		18,913,495
Net Assets		$359,787,190
Net Assets consist of:
Paid in capital		$340,142,440
Total distributable earnings (loss)		19,644,750
Net Assets, for 37,082,349 shares outstanding		$359,787,190
Net Asset Value, offering price and redemption price per share ($359,787,190 ÷ 37,082,349 shares)		$9.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$1,583,947
Interest		315
Income from Fidelity Central Funds		56,063
Total income		1,640,325
Expenses
Independent trustees' fees and expenses	$381
Total expenses before reductions	381
Expense reductions	(88)
Total expenses after reductions		293
Net investment income (loss)		1,640,032
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,788,657
Fidelity Central Funds	(242)
Foreign currency transactions	15
Futures contracts	181,592
Total net realized gain (loss)		1,970,022
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	20,843,828
Futures contracts	(4,302)
Total change in net unrealized appreciation (depreciation)		20,839,526
Net gain (loss)		22,809,548
Net increase (decrease) in net assets resulting from operations		$24,449,580

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	For the period September 13, 2018 (commencement of operations) to October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,640,032	$66,354
Net realized gain (loss)	1,970,022	(11,660)
Change in net unrealized appreciation (depreciation)	20,839,526	(4,288,086)
Net increase (decrease) in net assets resulting from operations	24,449,580	(4,233,392)
Distributions to shareholders	(570,035)	–
Share transactions
Proceeds from sales of shares	291,474,879	75,495,917
Reinvestment of distributions	551,118	–
Cost of shares redeemed	(24,707,702)	(2,673,175)
Net increase (decrease) in net assets resulting from share transactions	267,318,295	72,822,742
Total increase (decrease) in net assets	291,197,840	68,589,350
Net Assets
Beginning of period	68,589,350	–
End of period	$359,787,190	$68,589,350
Other Information
Shares
Sold	32,143,363	7,909,281
Issued in reinvestment of distributions	65,230	–
Redeemed	(2,759,626)	(275,899)
Net increase (decrease)	29,448,967	7,633,382

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO Extended Market Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.02
Net realized and unrealized gain (loss)	.68	(1.03)
Total from investment operations	.75	(1.01)
Distributions from net investment income	(.04)	–
Total distributions	(.04)	–
Net asset value, end of period	$9.70	$8.99
Total ReturnC,D	8.42%	(10.10)%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	- %H
Expenses net of fee waivers, if anyG	- %H	- %H
Expenses net of all reductionsG	- %H	- %H
Net investment income (loss)	1.62%H	1.31%H
Supplemental Data
Net assets, end of period (000 omitted)	$359,787	$68,589
Portfolio turnover rateI	37%H	0%J,K

 A For the period September 13, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.3
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.2
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0
Novartis AG (Switzerland, Pharmaceuticals)	0.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.8
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8
Toyota Motor Corp. (Japan, Automobiles)	0.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.7
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.7
9.2

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	22.8
Industrials	11.9
Consumer Discretionary	11.2
Consumer Staples	10.0
Information Technology	8.4
Health Care	7.6
Materials	7.0
Energy	6.9
Communication Services	6.2
Real Estate	2.9

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Japan	17.6%
United Kingdom	10.8%
Canada	6.8%
France	6.1%
Germany	5.5%
Switzerland	5.5%
Cayman Islands	4.5%
Australia	4.4%
Korea (South)	3.5%
Other*	35.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks and Equity Futures	100.0

Fidelity ZERO℠ International Index Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Australia - 4.4%
AGL Energy Ltd.	28,219	$442,221
ALS Ltd.	21,538	120,555
Alumina Ltd.	108,597	171,484
Amcor Ltd.	49,475	559,085
AMP Ltd.	127,493	204,019
Ansell Ltd.	5,471	104,133
APA Group unit	50,902	345,198
Aristocrat Leisure Ltd.	27,612	507,649
ASX Ltd.	8,626	453,027
Atlas Arteria Ltd. unit	31,307	154,489
Aurizon Holdings Ltd.	90,452	303,517
Australia & New Zealand Banking Group Ltd.	127,355	2,441,986
Bank of Queensland Ltd.	15,537	101,533
Beach Energy Ltd.	81,521	122,407
Bendigo & Adelaide Bank Ltd.	20,401	148,131
BHP Billiton Ltd.	129,769	3,433,992
BlueScope Steel Ltd.	24,983	236,878
Boral Ltd.	54,684	186,965
Brambles Ltd.	69,292	588,611
Caltex Australia Ltd.	11,846	227,226
Carsales.com Ltd.	9,151	86,830
Challenger Ltd.	26,495	153,530
Charter Hall Group unit	23,175	160,268
Cimic Group Ltd.	3,858	137,589
Coca-Cola Amatil Ltd.	20,996	130,250
Cochlear Ltd.	2,604	343,880
Coles Group Ltd. (a)	48,581	431,857
Commonwealth Bank of Australia	77,229	4,057,061
Computershare Ltd.	20,598	258,902
Crown Ltd.	17,078	160,000
CSL Ltd.	20,064	2,808,597
DEXUS Property Group unit	44,746	394,296
Downer EDI Ltd.	23,800	129,860
Evolution Mining Ltd.	64,301	144,599
Fortescue Metals Group Ltd.	73,349	369,708
Goodman Group unit	69,511	644,863
Healthscope Ltd.	50,923	87,951
Iluka Resources Ltd.	20,017	121,919
Incitec Pivot Ltd.	78,597	186,721
Insurance Australia Group Ltd.	100,177	556,484
Lendlease Group unit	26,091	244,625
Link Administration Holdings Ltd.	24,489	131,203
Macquarie Group Ltd.	13,880	1,318,000
Magellan Financial Group Ltd.	6,119	192,429
Medibank Private Ltd.	125,862	253,758
Mirvac Group unit	165,969	331,110
National Australia Bank Ltd.	119,557	2,134,695
Newcrest Mining Ltd.	32,789	578,096
Northern Star Resources Ltd.	27,027	156,041
Orica Ltd.	15,019	196,930
Origin Energy Ltd.	78,933	410,095
Orora Ltd.	53,657	114,611
OZ Minerals Ltd.	12,440	87,345
Qantas Airways Ltd.	39,560	156,451
QBE Insurance Group Ltd.	59,740	544,530
Qube Holdings Ltd.	69,026	137,707
Ramsay Health Care Ltd.	5,279	243,084
realestate.com.au Ltd.	2,317	130,506
Reliance Worldwide Corp. Ltd.	26,976	92,802
Rio Tinto Ltd.	16,472	1,107,430
Santos Ltd.	79,611	403,516
Scentre Group unit	229,632	618,378
SEEK Ltd.	16,087	206,511
Sonic Healthcare Ltd.	20,839	376,810
South32 Ltd.	222,191	523,156
Spark Infrastructure Group unit	72,730	115,872
Stockland Corp. Ltd. unit	108,013	287,062
Suncorp Group Ltd.	56,545	528,961
Sydney Airport unit	49,582	266,341
Tabcorp Holdings Ltd.	93,687	316,354
Telstra Corp. Ltd.	177,234	422,301
The GPT Group unit	81,436	328,950
The Star Entertainment Group Ltd.	37,401	119,701
Transpacific Industries Group Ltd.	90,650	143,783
Transurban Group unit	114,010	1,080,191
Treasury Wine Estates Ltd.	32,408	392,952
Vicinity Centres unit	134,672	241,140
Washington H. Soul Pattinson & Co. Ltd.	4,215	68,312
Wesfarmers Ltd.	49,971	1,268,526
Westpac Banking Corp.	150,888	2,931,210
Whitehaven Coal Ltd.	33,697	99,770
Woodside Petroleum Ltd.	41,547	1,036,522
Woolworths Group Ltd.	57,919	1,300,435
WorleyParsons Ltd.	13,961	140,935

TOTAL AUSTRALIA		43,997,408

Austria - 0.2%
ams AG	2,994	126,318
Andritz AG	2,959	141,050
BAWAG Group AG (b)	1,828	88,736
BUWOG AG rights (a)(c)	1,060	0
CA Immobilien Anlagen AG	3,632	127,302
Erste Group Bank AG	13,136	525,980
IMMOFINANZ Immobilien Anlagen AG	4,377	112,176
Lenzing AG	573	64,332
Oesterreichische Post AG	1,513	58,885
OMV AG	6,410	343,297
Raiffeisen International Bank-Holding AG	6,140	163,695
S&T AG	2,020	54,466
Verbund AG	3,031	150,329
Voestalpine AG	4,474	143,666
Wienerberger AG	4,574	104,964

TOTAL AUSTRIA		2,205,196

Bailiwick of Jersey - 0.5%
Experian PLC	40,592	1,181,589
Ferguson PLC	10,032	711,646
Glencore Xstrata PLC	534,155	2,119,292
Polymetal International PLC	9,269	97,492
WPP PLC	55,759	695,750

TOTAL BAILIWICK OF JERSEY		4,805,769

Belgium - 0.8%
Ackermans & Van Haaren SA	1,117	179,655
Ageas	8,560	451,242
Anheuser-Busch InBev SA NV	43,977	3,909,870
Cofinimmo SA	810	103,569
Colruyt NV	2,457	177,086
Galapagos Genomics NV (a)	2,097	240,867
Groupe Bruxelles Lambert SA	3,383	323,356
KBC Groep NV	15,219	1,126,937
Proximus	6,905	193,229
Sofina SA	699	143,785
Solvay SA Class A	3,260	391,785
Telenet Group Holding NV	2,419	128,386
UCB SA	5,804	460,371
Umicore SA	9,143	353,790
Warehouses de Pauw	868	130,261
Warehouses de Pauw rights (a)(d)	868	4,673

TOTAL BELGIUM		8,318,862

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)	170,000	203,268
Alibaba Pictures Group Ltd. (a)	490,000	109,933
Beijing Enterprises Water Group Ltd.	220,000	136,575
Brilliance China Automotive Holdings Ltd.	118,000	129,811
Cheung Kong Infrastructure Holdings Ltd.	34,500	280,141
China Gas Holdings Ltd.	102,000	328,307
China Resource Gas Group Ltd.	36,000	166,582
Credicorp Ltd. (United States)	2,971	703,830
GasLog Ltd.	871	13,614
Golar LNG Ltd.	3,620	70,735
Haier Electronics Group Co. Ltd.	50,000	143,088
Hiscox Ltd.	12,283	268,125
Hongkong Land Holdings Ltd.	51,545	359,269
Jardine Matheson Holdings Ltd.	14,019	922,450
Jardine Strategic Holdings Ltd.	7,743	292,840
Kunlun Energy Co. Ltd.	136,000	143,545
NWS Holdings Ltd.	75,000	155,836
Shenzhen International Holdings Ltd.	41,500	89,509
Ship Finance International Ltd. (NY Shares) (e)	4,424	56,450

TOTAL BERMUDA		4,573,908

Brazil - 1.1%
Ambev SA	194,700	917,117
Atacadao Distribuicao Comercio e Industria Ltda	13,600	73,530
B2W Companhia Global do Varejo (a)	5,400	52,677
Banco Bradesco SA	43,500	343,909
Banco do Brasil SA	52,800	668,971
BB Seguridade Participacoes SA	31,100	224,143
BM&F BOVESPA SA	89,900	789,843
BR Malls Participacoes SA	34,900	109,477
Brasil Foods SA (a)	33,600	266,068
CCR SA	51,100	152,345
Centrais Eletricas Brasileiras SA (Electrobras) (a)	14,200	118,421
Cielo SA	52,000	101,849
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	13,800	165,413
Companhia Siderurgica Nacional SA (CSN)	28,300	104,940
Compania de Saneamento do Parana unit	3,800	75,979
Cosan SA Industria e Comercio	6,400	76,501
CVC Brasil Operadora e Agencia de Viagens SA	6,700	97,037
Drogasil SA	10,500	185,144
Embraer SA	28,500	142,751
ENGIE Brasil Energia SA	11,050	125,377
Equatorial Energia SA	7,000	146,566
Estacio Participacoes SA	13,800	95,658
Hypermarcas SA	16,000	114,580
IRB Brasil Resseguros SA	4,000	95,789
JBS SA	45,400	228,905
Klabin SA unit	37,000	156,640
Kroton Educacional SA	70,900	176,296
Localiza Rent A Car SA	20,400	188,335
Lojas Renner SA	33,000	394,542
M. Dias Branco SA	5,300	56,216
Magazine Luiza SA	3,300	160,965
Multiplan Empreendimentos Imobiliarios SA	11,800	72,104
Natura Cosmeticos SA	8,500	113,244
Notre Dame Intermedica Participacoes SA	9,600	85,984
Oi SA (a)	183,900	79,261
Petrobras Distribuidora SA	13,800	83,410
Petroleo Brasileiro SA - Petrobras (ON)	129,400	988,708
Rumo SA (a)	45,500	210,030
Sul America SA unit	11,200	89,118
Suzano Papel e Celulose SA	27,000	280,460
Terna Participacoes SA unit	12,100	81,004
TIM Participacoes SA	32,300	96,296
Ultrapar Participacoes SA	35,000	187,447
Vale SA	137,500	1,756,841
Weg SA	33,800	160,160

TOTAL BRAZIL		10,890,051

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	4,541	104,897
Canada - 6.7%
Agnico Eagle Mines Ltd. (Canada)	10,180	421,577
Air Canada (a)	11,928	286,336
Algonquin Power & Utilities Corp.	21,839	249,249
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	19,496	1,149,503
AltaGas Ltd.	11,808	156,976
ARC Resources Ltd.	16,704	106,107
ATCO Ltd. Class I (non-vtg.)	3,256	111,677
B2Gold Corp. (a)	43,293	117,628
Bank of Montreal	28,366	2,240,569
Bank of Nova Scotia	54,247	2,987,492
Barrick Gold Corp. (Canada)	77,719	987,948
Bausch Health Cos., Inc. (Canada) (a)	14,486	334,550
BCE, Inc.	13,448	601,682
BlackBerry Ltd. (a)	22,548	206,848
Bombardier, Inc. Class B (sub. vtg.) (a)	91,978	157,221
Brookfield Asset Management, Inc. Class A	38,709	1,866,249
CAE, Inc.	11,575	269,222
Cameco Corp.	17,968	198,229
Canada Goose Holdings, Inc. (a)	2,559	136,625
Canadian Apartment Properties (REIT) unit	4,149	148,437
Canadian Imperial Bank of Commerce	19,910	1,676,530
Canadian National Railway Co.	32,120	2,983,513
Canadian Natural Resources Ltd.	53,495	1,606,008
Canadian Pacific Railway Ltd.	6,323	1,416,716
Canadian Tire Ltd. Class A (non-vtg.)	2,789	306,984
Canadian Utilities Ltd. Class A (non-vtg.)	5,521	152,191
CCL Industries, Inc. Class B	6,800	290,080
Cenovus Energy, Inc. (Canada)	43,916	435,325
CGI Group, Inc. Class A (sub. vtg.) (a)	11,108	799,541
CI Financial Corp.	11,648	167,543
Constellation Software, Inc.	879	775,576
Descartes Systems Group, Inc. (Canada) (a)	3,134	125,154
Dollarama, Inc.	12,920	388,073
Element Financial Corp.	19,086	118,388
Emera, Inc.	11,142	418,418
Empire Co. Ltd. Class A (non-vtg.)	7,055	156,930
Enbridge, Inc.	89,237	3,296,514
Encana Corp. (Toronto)	53,419	370,029
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,268	604,688
Finning International, Inc.	7,827	140,509
First Capital Realty, Inc.	9,854	157,037
First Quantum Minerals Ltd.	29,501	311,592
FirstService Corp.	1,614	140,449
Fortis, Inc.	19,933	736,793
Franco-Nevada Corp.	8,079	578,863
George Weston Ltd.	3,421	255,432
Gildan Activewear, Inc.	9,695	357,493
Great Canadian Gaming Corp. (a)	2,830	108,768
Great-West Lifeco, Inc.	12,815	322,073
H&R (REIT) unit	6,084	103,951
Husky Energy, Inc.	14,059	152,585
Hydro One Ltd. (b)	13,450	217,658
iA Financial Corp, Inc.	4,977	198,159
Imperial Oil Ltd.	10,471	304,196
Intact Financial Corp.	6,502	531,973
Inter Pipeline Ltd.	18,429	300,157
Keyera Corp.	9,510	219,773
Kinross Gold Corp. (a)	55,313	175,885
Kirkland Lake Gold Ltd.	7,957	257,235
Loblaw Companies Ltd.	8,024	393,084
Lundin Mining Corp.	27,778	149,081
Magna International, Inc. Class A (sub. vtg.)	13,885	772,863
Manulife Financial Corp.	88,176	1,623,723
Methanex Corp.	3,502	191,973
Metro, Inc. Class A (sub. vtg.)	11,250	407,274
National Bank of Canada	15,380	732,665
Nutrien Ltd.	27,194	1,474,894
Onex Corp. (sub. vtg.)	3,692	214,156
Open Text Corp.	12,354	474,906
Parkland Fuel Corp.	6,021	185,569
Pembina Pipeline Corp.	22,047	788,274
Power Corp. of Canada (sub. vtg.)	17,885	410,379
Power Financial Corp.	10,596	252,542
PrairieSky Royalty Ltd.	9,363	134,955
Quebecor, Inc. Class B (sub. vtg.)	8,997	224,371
Restaurant Brands International, Inc.	11,345	740,469
RioCan (REIT)	6,344	121,984
Ritchie Bros. Auctioneers, Inc.	4,500	156,595
Rogers Communications, Inc. Class B (non-vtg.)	15,804	795,685
Royal Bank of Canada	63,431	5,055,257
Saputo, Inc.	9,994	341,737
Shaw Communications, Inc. Class B	21,070	426,684
Shopify, Inc. Class A (a)	4,206	1,022,695
SNC-Lavalin Group, Inc.	7,933	197,777
Stantec, Inc.	5,209	130,449
Sun Life Financial, Inc.	27,245	1,131,938
Suncor Energy, Inc.	71,759	2,366,435
Teck Resources Ltd. Class B (sub. vtg.)	21,668	512,385
TELUS Corp.	8,925	328,633
The Stars Group, Inc. (a)	9,669	182,453
The Toronto-Dominion Bank	80,971	4,618,798
Thomson Reuters Corp.	7,861	485,790
Toromont Industries Ltd.	4,000	208,017
Tourmaline Oil Corp.	11,037	165,015
TransCanada Corp.	40,512	1,933,520
TransForce, Inc.	3,418	112,258
Vermilion Energy, Inc.	6,926	176,859
Waste Connection, Inc. (Canada)	11,866	1,101,305
West Fraser Timber Co. Ltd.	2,704	139,206
Wheaton Precious Metals Corp.	19,212	415,588
WSP Global, Inc.	2,946	159,076
Yamana Gold, Inc.	42,221	92,655

TOTAL CANADA		65,942,879

Cayman Islands - 4.5%
58.com, Inc. ADR (a)	4,053	290,965
AAC Technology Holdings, Inc.	31,500	204,629
Agile Property Holdings Ltd.	64,000	96,757
Airtac International Group	5,000	66,662
Alibaba Group Holding Ltd. sponsored ADR (a)	57,066	10,589,738
Anta Sports Products Ltd.	41,000	289,019
ASM Pacific Technology Ltd.	10,700	123,916
Autohome, Inc. ADR Class A (a)	2,381	274,982
Baidu.com, Inc. sponsored ADR (a)	12,343	2,051,777
BeiGene Ltd. ADR (a)(e)	1,797	223,241
Chailease Holding Co. Ltd.	52,000	221,280
Cheung Kong Property Holdings Ltd.	118,000	947,634
China Biologic Products Holdings, Inc. (a)	1,133	113,595
China Conch Venture Holdings Ltd.	79,500	268,554
China Mengniu Dairy Co. Ltd.	117,000	432,516
China Resources Cement Holdings Ltd.	82,000	82,054
China Resources Land Ltd.	116,000	504,971
CIFI Holdings Group Co. Ltd.	164,000	108,918
CK Hutchison Holdings Ltd.	123,000	1,291,964
Country Garden Holdings Co. Ltd.	308,000	496,268
Ctrip.com International Ltd. ADR (a)	16,969	747,484
ENN Energy Holdings Ltd.	35,000	330,601
Evergrande Real Estate Group Ltd.	129,000	413,567
Geely Automobile Holdings Ltd.	239,000	479,535
Hengan International Group Co. Ltd.	33,000	290,887
Huazhu Group Ltd. ADR	4,817	204,241
iQIYI, Inc. ADR (a)	5,040	111,434
JD.com, Inc. sponsored ADR (a)	36,395	1,101,677
Kingboard Chemical Holdings Ltd.	30,500	99,337
Kingsoft Corp. Ltd.	38,000	97,122
Li Ning Co. Ltd. (a)	65,500	119,064
Longfor Properties Co. Ltd.	64,500	237,616
Melco Crown Entertainment Ltd. sponsored ADR	10,516	263,952
Minth Group Ltd.	26,000	82,029
Momo, Inc. ADR	6,050	212,174
NetEase, Inc. ADR	3,265	928,990
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	5,044	481,500
PagSeguro Digital Ltd. (a)(e)	6,703	174,680
Parade Technologies Ltd.	3,000	50,773
Ping An Healthcare and Technology Co. Ltd. (a)(b)	21,800	106,710
Sands China Ltd.	103,200	566,990
Semiconductor Manufacturing International Corp. (a)	140,000	149,899
Shenzhou International Group Holdings Ltd.	31,800	426,848
Shimao Property Holdings Ltd.	49,000	149,284
Silergy Corp.	3,000	49,123
Silicon Motion Technology Corp. sponsored ADR	1,818	69,520
SINA Corp. (a)	2,597	163,455
Sino Biopharmaceutical Ltd.	293,000	281,616
Sunac China Holdings Ltd.	99,000	510,472
Sunny Optical Technology Group Co. Ltd.	28,800	351,152
TAL Education Group ADR (a)	15,303	588,706
Tencent Holdings Ltd.	242,900	11,971,973
Tingyi (Cayman Islands) Holding Corp.	82,000	134,841
Vipshop Holdings Ltd. ADR (a)	18,668	160,731
Want Want China Holdings Ltd.	275,000	218,043
Weibo Corp. sponsored ADR (a)	2,777	190,225
WH Group Ltd. (b)	402,500	477,163
Wharf Real Estate Investment Co. Ltd.	50,000	383,056
Wuxi Biologics (Cayman), Inc. (a)(b)	19,500	196,124
Wynn Macau Ltd.	63,200	181,267
Xiaomi Corp. Class B (b)	579,600	888,078
Xinyi Glass Holdings Ltd.	110,000	125,637
YY, Inc. ADR (a)	2,187	185,042
Zall Smart Commerce Ltd.	173,000	67,482
Zhen Ding Technology Holding Ltd.	27,000	96,547
ZTO Express (Cayman), Inc. sponsored ADR	16,927	337,355

TOTAL CAYMAN ISLANDS		44,133,442

Chile - 0.2%
Aguas Andinas SA	80,810	46,530
Banco de Chile (a)	1,200,189	176,086
Banco de Credito e Inversiones (a)	2,173	144,683
Banco Santander Chile	2,854,955	200,644
Cencosud SA	58,839	111,632
Colbun SA (a)	270,888	60,553
Compania Cervecerias Unidas SA	6,104	84,355
Compania de Petroleos de Chile SA (COPEC)	14,226	178,534
CorpBanca SA	8,841,732	78,979
Empresa Nacional de Telecomunicaciones SA (ENTEL)	7,946	83,212
Empresas CMPC SA	45,457	153,009
Enel Chile SA	1,051,683	105,976
Enersis SA	1,210,043	212,334
LATAM Airlines Group SA	11,096	110,043
Parque Arauco SA	42,537	117,443
S.A.C.I. Falabella	30,997	228,823
Sociedad Matriz Banco de Chile Class B	182,589	89,504

TOTAL CHILE		2,182,340

China - 2.3%
Agricultural Bank of China Ltd. (H Shares)	1,239,000	571,739
Air China Ltd. (H Shares)	100,000	119,187
Anhui Conch Cement Co. Ltd. (H Shares)	52,500	320,228
Bank Communications Co. Ltd. (H Shares)	961,000	809,735
Bank of China Ltd. (H Shares)	3,336,000	1,590,434
BYD Co. Ltd. (H Shares)	25,000	170,176
CGN Power Co. Ltd. (H Shares) (b)	447,000	117,949
China Cinda Asset Management Co. Ltd. (H Shares)	363,000	96,710
China CITIC Bank Corp. Ltd. (H Shares)	538,000	344,960
China Communications Construction Co. Ltd. (H Shares)	196,000	188,635
China Communications Services Corp. Ltd. (H Shares)	88,000	70,895
China Construction Bank Corp. (H Shares)	4,751,000	4,188,319
China Huarong Asset Management Co. Ltd. (b)	420,000	89,945
China International Capital Corp. Ltd. (H Shares) (b)	40,400	86,724
China Life Insurance Co. Ltd. (H Shares)	334,000	949,098
China Longyuan Power Grid Corp. Ltd. (H Shares)	145,000	99,811
China Merchants Bank Co. Ltd. (H Shares)	168,000	831,433
China Minsheng Banking Corp. Ltd. (H Shares)	326,500	245,141
China National Building Materials Co. Ltd. (H Shares)	184,000	170,987
China Oilfield Services Ltd. (H Shares)	68,000	72,813
China Pacific Insurance (Group) Co. Ltd. (H Shares)	112,600	461,464
China Petroleum & Chemical Corp. (H Shares)	1,126,000	865,567
China Railway Construction Corp. Ltd. (H Shares)	79,000	93,252
China Railway Group Ltd. (H Shares)	203,000	159,920
China Shenhua Energy Co. Ltd. (H Shares)	146,000	322,716
China Telecom Corp. Ltd. (H Shares)	594,000	307,419
China Tower Corp. Ltd. (H Shares) (b)	1,892,000	511,299
China Vanke Co. Ltd. (H Shares)	58,800	227,486
CITIC Securities Co. Ltd. (H Shares)	104,000	224,842
CRRC Corp. Ltd. (H Shares)	187,000	163,287
Dongfeng Motor Group Co. Ltd. (H Shares)	122,000	118,348
GF Securities Co. Ltd. (H Shares)	51,600	69,723
Great Wall Motor Co. Ltd. (H Shares)	137,500	111,650
Guangzhou Automobile Group Co. Ltd. (H Shares)	128,000	137,548
Guangzhou R&F Properties Co. Ltd. (H Shares)	38,800	77,058
Haitong Securities Co. Ltd.:
rights (a)(c)	5,371	1,534
(H Shares)	150,400	193,637
Huaneng Power International, Inc. (H Shares)	174,000	111,345
Huatai Securities Co. Ltd. (H Shares) (b)	66,800	125,684
Industrial & Commercial Bank of China Ltd. (H Shares)	3,433,000	2,577,551
New China Life Insurance Co. Ltd. (H Shares)	34,500	191,085
People's Insurance Co. of China Group (H Shares)	281,000	114,982
PetroChina Co. Ltd. (H Shares)	914,000	579,379
PICC Property & Casualty Co. Ltd. (H Shares)	298,000	334,665
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	224,500	2,717,497
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	353,000	214,640
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	92,000	90,302
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	35,100	73,468
Sinopharm Group Co. Ltd. (H Shares)	54,400	213,584
TravelSky Technology Ltd. (H Shares)	38,000	97,606
Weichai Power Co. Ltd. (H Shares)	87,000	142,176
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	22,100	112,123
Zijin Mng Group Co. Ltd. (H Shares)	296,000	115,460

TOTAL CHINA		22,993,216

Colombia - 0.0%
Bancolombia SA	10,504	128,000
Grupo de Inversiones Suramerica SA	9,277	103,293
Interconexion Electrica SA ESP	16,374	80,117
Inversiones Argos SA	12,972	73,822

TOTAL COLOMBIA		385,232

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	5,806	135,021
Komercni Banka A/S	3,062	116,023
MONETA Money Bank A/S (b)	17,004	54,461

TOTAL CZECH REPUBLIC		305,505

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	132	160,828
Series B	284	366,103
Ambu A/S Series B	7,680	220,317
Carlsberg A/S Series B	4,522	584,111
Christian Hansen Holding A/S	4,182	426,600
Coloplast A/S Series B	5,058	545,747
Danske Bank A/S	29,824	528,931
DONG Energy A/S (b)	7,542	577,408
DSV de Sammensluttede Vognmaend A/S	8,360	772,411
Genmab A/S (a)	2,641	438,428
GN Store Nord A/S	6,111	312,789
H Lundbeck A/S	3,025	127,248
ISS Holdings A/S	7,130	221,731
Novo Nordisk A/S Series B	78,187	3,830,737
Novozymes A/S Series B	9,404	438,250
Pandora A/S	5,010	210,146
Royal Unibrew A/S	2,199	157,583
SimCorp A/S	1,723	168,901
The Drilling Co. of 1972 A/S (a)	772	59,266
Tryg A/S	5,800	177,234
Vestas Wind Systems A/S	9,139	826,537
William Demant Holding A/S (a)	5,185	163,582

TOTAL DENMARK		11,314,888

Egypt - 0.0%
Commercial International Bank SAE (a)	58,734	262,883
Elsewedy Electric Co.	25,074	22,767
Global Telecom Holding (a)	127,675	33,536

TOTAL EGYPT		319,186

Finland - 0.8%
Elisa Corp. (A Shares)	6,962	295,399
Fortum Corp.	18,644	393,965
Huhtamaki Oyj	4,198	160,135
Kesko Oyj	3,065	159,166
Kone Oyj (B Shares)	17,812	976,122
Metso Corp.	5,238	195,107
Neste Oyj	17,121	565,334
Nokia Corp.	248,497	1,305,755
Nokian Tyres PLC	5,606	187,499
Nordea Bank ABP (Stockholm Stock Exchange)	140,642	1,106,480
Orion Oyj (B Shares)	4,428	147,156
Sampo Oyj (A Shares)	21,503	984,582
Stora Enso Oyj (R Shares)	25,743	319,484
UPM-Kymmene Corp.	23,237	654,432
Wartsila Corp.	20,662	329,541

TOTAL FINLAND		7,780,157

France - 6.1%
Accor SA	8,445	355,765
Aeroports de Paris	1,469	299,210
Air Liquide SA	18,787	2,499,269
Alstom SA	7,125	313,263
Arkema SA	3,220	330,313
Atos Origin SA	4,008	412,585
AXA SA	85,546	2,281,216
BNP Paribas SA	50,469	2,686,620
Bouygues SA	9,484	356,774
Bureau Veritas SA	11,844	299,958
Capgemini SA	7,075	857,808
Carrefour SA	24,015	467,865
Compagnie de St. Gobain	24,194	991,953
Covivio	2,567	277,838
Credit Agricole SA	54,195	743,402
Danone SA	28,091	2,271,930
Dassault Systemes SA	5,940	939,718
Edenred SA	10,264	483,623
EDF SA	20,499	295,213
Eiffage SA	3,174	331,432
ENGIE	80,334	1,189,805
Essilor International SA	11,638	1,417,957
Gecina SA	2,414	360,374
Groupe Eurotunnel SA	20,579	331,218
Hermes International SCA	1,564	1,100,223
Kering SA	3,281	1,939,344
Klepierre SA	9,136	324,521
L'Oreal SA	10,757	2,957,144
Legrand SA	11,778	865,533
LVMH Moet Hennessy - Louis Vuitton SA	11,828	4,643,877
Michelin CGDE Series B	7,944	1,027,243
Orange SA	93,989	1,468,912
Pernod Ricard SA	9,104	1,586,286
Peugeot Citroen SA	25,061	656,613
Publicis Groupe SA	9,398	558,582
Renault SA	9,155	624,515
Rubis	3,832	209,741
Safran SA	14,780	2,154,349
Sanofi SA	50,871	4,438,459
Schneider Electric SA	23,584	1,996,054
SCOR SE	6,974	284,409
Societe Generale Series A	33,605	1,065,665
Sodexo SA	3,750	430,064
SR Teleperformance SA	2,485	477,443
Thales SA	4,557	544,080
Total SA	110,653	6,151,283
Ubisoft Entertainment SA (a)	2,968	283,557
Valeo SA	10,338	375,333
Veolia Environnement SA	25,169	594,514
VINCI SA	22,443	2,266,659
Vivendi SA	33,792	980,841

TOTAL FRANCE		60,800,353

Germany - 5.2%
adidas AG	7,689	1,975,754
Allianz SE	18,528	4,478,480
BASF AG	40,523	3,308,337
Bayer AG	41,327	2,750,549
Bayerische Motoren Werke AG (BMW)	14,371	1,223,395
Beiersdorf AG	4,174	456,171
Brenntag AG	7,165	386,223
Commerzbank AG	45,580	409,594
Continental AG	4,802	793,670
Covestro AG (b)	7,361	402,485
Daimler AG (Germany)	43,931	2,874,587
Delivery Hero AG (a)(b)	5,051	232,783
Deutsche Bank AG	84,946	702,085
Deutsche Borse AG	8,409	1,123,630
Deutsche Lufthansa AG	10,890	262,850
Deutsche Post AG	42,786	1,487,260
Deutsche Telekom AG	141,975	2,378,777
Deutsche Wohnen AG (Bearer)	15,870	713,238
E.ON AG	97,523	1,048,540
Evonik Industries AG	6,999	208,498
Fresenius Medical Care AG & Co. KGaA	9,474	798,501
Fresenius SE & Co. KGaA	18,153	1,029,829
GEA Group AG	7,403	206,916
Hannover Reuck SE	2,545	383,641
HeidelbergCement Finance AG	6,302	508,919
Henkel AG & Co. KGaA	3,544	337,672
Hugo Boss AG	2,600	181,269
Infineon Technologies AG	49,898	1,182,861
innogy SE (b)	5,351	248,410
K&S AG	8,398	170,299
KION Group AG	2,951	202,033
Lanxess AG	4,147	239,541
LEG Immobilien AG	2,645	307,788
Merck KGaA	5,709	607,537
MTU Aero Engines Holdings AG	2,229	524,260
Muenchener Rueckversicherungs AG	6,578	1,645,268
OSRAM Licht AG	4,288	146,639
ProSiebenSat.1 Media AG	10,636	168,140
Puma AG	367	227,012
Rheinmetall AG	2,019	231,659
RWE AG	24,459	624,654
SAP SE	47,437	6,115,021
Scout24 AG (b)	4,515	232,439
Siemens AG	37,373	4,481,105
Symrise AG	5,234	503,098
TAG Immobilien AG	7,386	166,014
Thyssenkrupp AG	18,678	262,599
TUI AG (GB)	20,170	224,564
Uniper SE	8,290	251,141
United Internet AG	5,549	222,375
Vonovia SE	22,879	1,141,149
Wirecard AG	5,077	761,336

TOTAL GERMANY		51,550,595

Greece - 0.1%
Alpha Bank AE (a)	62,312	96,587
EFG Eurobank Ergasias SA (a)	62,731	52,418
Greek Organization of Football Prognostics SA	9,414	101,364
Grivalia Properties REIC	3,116	39,632
Hellenic Telecommunications Organization SA	11,850	164,542
Jumbo SA	3,755	68,228
Motor Oil (HELLAS) Corinth Refineries SA	2,217	56,545
Mytilineos Holdings SA	5,882	63,762
National Bank of Greece SA (a)	24,966	54,716

TOTAL GREECE		697,794

Hong Kong - 2.6%
AIA Group Ltd.	533,000	5,457,619
Bank of East Asia Ltd.	66,398	209,483
Beijing Enterprises Holdings Ltd.	19,000	101,118
BOC Hong Kong (Holdings) Ltd.	159,500	713,651
China Everbright International Ltd.	174,185	170,526
China Jinmao Holdings Group Ltd.	188,000	121,742
China Merchants Holdings International Co. Ltd.	50,000	100,959
China Mobile Ltd.	243,500	2,323,331
China Overseas Land and Investment Ltd.	166,000	621,061
China Resources Beer Holdings Co. Ltd.	62,000	283,334
China Resources Pharmaceutical Group Ltd. (b)	89,000	126,611
China Resources Power Holdings Co. Ltd.	68,000	95,176
China Taiping Insurance Group Ltd.	64,800	196,594
China Unicom Ltd.	268,000	318,216
CITIC Pacific Ltd.	268,000	390,139
CLP Holdings Ltd.	81,500	924,106
CNOOC Ltd.	710,000	1,289,597
CSPC Pharmaceutical Group Ltd.	204,000	393,188
Evergrande Health Industry Group Ltd. (a)	90,000	125,280
Far East Horizon Ltd.	104,000	115,470
Fosun International Ltd.	97,000	150,357
Galaxy Entertainment Group Ltd.	112,000	837,344
Guangdong Investment Ltd.	132,000	247,349
Hang Lung Properties Ltd.	82,000	192,749
Hang Seng Bank Ltd.	32,000	840,302
Henderson Land Development Co. Ltd.	65,000	400,201
Hong Kong & China Gas Co. Ltd.	402,000	959,678
Hong Kong Exchanges and Clearing Ltd.	53,290	1,847,705
Hysan Development Co. Ltd.	26,000	145,498
Lenovo Group Ltd.	272,000	252,070
Link (REIT)	93,500	1,090,563
MTR Corp. Ltd.	70,059	417,060
New World Development Co. Ltd.	258,000	426,887
Power Assets Holdings Ltd.	55,000	383,502
Sino Land Ltd.	144,576	254,328
Sun Art Retail Group Ltd.	108,000	94,305
Sun Hung Kai Properties Ltd.	67,500	1,165,039
Swire Pacific Ltd. (A Shares)	21,000	265,819
Swire Properties Ltd.	47,600	193,257
Techtronic Industries Co. Ltd.	63,500	458,960
Vitasoy International Holdings Ltd.	40,000	201,407
Wharf Holdings Ltd.	57,000	163,847
Wheelock and Co. Ltd.	32,000	227,820

TOTAL HONG KONG		25,293,248

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	21,229	243,738
OTP Bank PLC	9,557	423,557
Richter Gedeon PLC	6,215	122,981

TOTAL HUNGARY		790,276

India - 2.1%
Adani Ports & Special Economic Zone Ltd. (a)	34,272	193,290
Asian Paints Ltd.	12,167	255,605
Aurobindo Pharma Ltd.	14,334	168,568
Axis Bank Ltd. (a)	79,241	872,485
Bajaj Finance Ltd.	7,419	329,790
Bajaj Finserv Ltd.	1,588	171,471
Bharat Petroleum Corp. Ltd.	34,074	185,837
Bharti Airtel Ltd.	64,608	297,126
Bharti Airtel Ltd. rights 5/17/19 (a)	16,020	23,071
Dr. Reddy's Laboratories Ltd.	4,256	178,896
Eicher Motors Ltd.	593	173,423
Grasim Industries Ltd. (a)	14,058	181,904
HDFC Bank Ltd.	88,638	2,940,626
Hindustan Unilever Ltd.	31,333	790,759
Housing Development Finance Corp. Ltd.	75,748	2,169,814
ICICI Bank Ltd.	141,646	824,484
Indian Oil Corp. Ltd.	91,410	207,437
IndusInd Bank Ltd.	12,259	282,770
Infosys Ltd.	167,402	1,800,668
ITC Ltd.	128,240	554,871
JSW Steel Ltd.	41,356	183,097
Kotak Mahindra Bank Ltd.	36,312	722,908
Larsen & Toubro Ltd.	14,476	280,294
Mahindra & Mahindra Ltd.	26,510	245,623
Maruti Suzuki India Ltd.	5,172	495,048
Reliance Industries Ltd.	136,854	2,736,805
State Bank of India (a)	75,375	335,441
Sun Pharmaceutical Industries Ltd.	49,528	325,448
Tata Consultancy Services Ltd.	39,586	1,284,739
Tech Mahindra Ltd. (a)	19,756	237,167
Titan Co. Ltd.	13,770	229,058
UPL Ltd. (a)	15,934	221,724
Vedanta Ltd.	72,156	172,861
Wipro Ltd.	64,374	276,269
Yes Bank Ltd.	77,078	185,925

TOTAL INDIA		20,535,302

Indonesia - 0.5%
PT ACE Hardware Indonesia Tbk	312,400	36,173
PT Adaro Energy Tbk	684,000	62,640
PT Astra International Tbk	878,700	470,182
PT Bank Central Asia Tbk	508,300	1,025,518
PT Bank Danamon Indonesia Tbk Series A	58,800	36,518
PT Bank Jabar Banten Tbk	232,900	33,178
PT Bank Mandiri (Persero) Tbk	809,800	441,182
PT Bank Negara Indonesia (Persero) Tbk	309,900	208,775
PT Bank Rakyat Indonesia Tbk	2,275,800	697,912
PT Bank Tabungan Negara Tbk	260,800	46,303
PT Bumi Serpong Damai Tbk (a)	355,800	35,830
PT Charoen Pokphand Indonesia Tbk	320,500	118,641
PT Gudang Garam Tbk	17,900	106,112
PT Indah Kiat Pulp & Paper Tbk	92,900	48,243
PT Indocement Tunggal Prakarsa Tbk	67,900	104,828
PT Indofood CBP Sukses Makmur Tbk	136,200	92,951
PT Indofood Sukses Makmur Tbk	246,200	120,076
PT Japfa Comfeed Indonesia Tbk	177,600	19,443
PT Kalbe Farma Tbk	1,058,600	114,775
PT Matahari Department Store Tbk	77,000	21,992
PT Pabrik Kertas Tjiwi Kimia Tbk	47,500	33,583
PT Perusahaan Gas Negara Tbk Series B	352,400	57,373
PT Semen Gresik (Persero) Tbk	122,300	115,863
PT Surya Citra Media Tbk	89,600	11,695
PT Tambang Batubara Bukit Asam Tbk	124,200	34,515
PT Telekomunikasi Indonesia Tbk Series B	2,083,400	554,783
PT United Tractors Tbk	58,900	112,323

TOTAL INDONESIA		4,761,407

Ireland - 0.5%
AIB Group PLC	28,214	130,946
Bank Ireland Group PLC	37,470	239,130
CRH PLC	34,190	1,150,176
DCC PLC (United Kingdom)	4,399	392,822
Glanbia PLC	7,687	141,310
Grafton Group PLC unit	10,191	117,210
Greencore Group PLC	31,792	95,351
ICON PLC (a)	2,706	369,585
James Hardie Industries PLC CDI	20,209	274,669
Kerry Group PLC Class A	6,566	734,970
Kingspan Group PLC (Ireland)	6,767	355,813
Paddy Power Betfair PLC (Ireland)	3,222	269,878
Ryanair Holdings PLC sponsored ADR (a)	5,119	397,439
Smurfit Kappa Group PLC	9,497	278,332
United Drug PLC (United Kingdom)	12,292	105,309

TOTAL IRELAND		5,052,940

Isle of Man - 0.1%
Gaming VC Holdings SA	25,390	216,133
Genting Singapore Ltd.	251,900	182,429
NEPI Rockcastle PLC	20,935	174,490

TOTAL ISLE OF MAN		573,052

Israel - 0.4%
Airport City Ltd. (a)	3,126	51,869
Alony Hetz Properties & Investments Ltd.	4,170	50,764
Azrieli Group	1,740	99,043
Bank Hapoalim BM (Reg.)	43,496	319,757
Bank Leumi le-Israel BM	62,120	424,901
Bezeq The Israel Telecommunication Corp. Ltd.	102,101	69,809
Check Point Software Technologies Ltd. (a)	5,643	681,449
CyberArk Software Ltd. (a)	1,710	220,470
Elbit Systems Ltd. (Israel)	1,091	151,857
First International Bank of Israel	1,337	33,574
Israel Chemicals Ltd.	32,300	171,018
Israel Corp. Ltd. (Class A)	177	42,617
Israel Discount Bank Ltd. (Class A)	52,755	205,568
Mellanox Technologies Ltd. (a)	1,929	232,059
Mizrahi Tefahot Bank Ltd.	6,032	130,416
NICE Systems Ltd. (a)	2,696	371,960
Paz Oil Co. Ltd.	500	72,805
Plus500 Ltd.	3,584	24,676
Shufersal Ltd.	8,053	53,493
Strauss Group Ltd.	1,379	35,158
Taro Pharmaceutical Industries Ltd.	710	76,261
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	39,589	602,545
Tower Semiconductor Ltd. (a)	4,424	80,550
Wix.com Ltd. (a)	1,888	253,294

TOTAL ISRAEL		4,455,913

Italy - 1.3%
A2A SpA	66,795	111,627
Assicurazioni Generali SpA	52,744	1,023,428
Atlantia SpA	20,291	553,484
Banco BPM SpA (a)	66,672	158,532
Brembo SpA	7,269	95,389
Cerved Information Solutions SpA	6,820	66,549
Davide Campari-Milano SpA	25,838	260,384
DiaSorin S.p.A.	1,154	112,736
Enel SpA	337,749	2,138,682
Eni SpA	110,734	1,887,034
FinecoBank SpA	16,894	222,358
Hera SpA	32,594	116,033
Infrastrutture Wireless Italiane SpA (b)	11,452	94,793
Interpump Group SpA	3,670	137,813
Intesa Sanpaolo SpA	695,765	1,822,916
Italgas SpA	21,323	132,972
Leonardo SpA	17,439	201,366
Mediobanca SpA	28,776	305,000
Moncler SpA	7,817	320,629
Pirelli & C. SpA (b)	17,156	125,228
Poste Italiane SpA (b)	19,521	208,219
Prada SpA	18,300	51,671
Prysmian SpA	12,018	231,711
Recordati SpA	4,496	181,487
Saipem SpA (a)	25,219	127,766
Snam Rete Gas SpA	94,885	482,841
Telecom Italia SpA (a)	377,242	211,171
Terna SpA	61,167	366,213
UniCredit SpA	93,747	1,296,458
Unione di Banche Italiane SCpA	48,479	151,160
Unipol Gruppo SpA	14,914	75,876
Unipolsai SpA	31,747	86,953

TOTAL ITALY		13,358,479

Japan - 17.6%
ABC-MART, Inc.	1,200	74,546
ACOM Co. Ltd.	14,200	49,715
Activia Properties, Inc.	31	129,404
Adeka Corp.	5,400	80,713
Advance Residence Investment Corp. (d)	61	170,030
Advantest Corp.	8,000	225,504
Aeon (REIT) Investment Corp. (d)	66	79,749
AEON Co. Ltd.	37,400	689,782
AEON Financial Service Co. Ltd. (d)	5,800	119,702
AEON MALL Co. Ltd.	5,000	76,485
Agc, Inc. (d)	10,500	356,771
Aica Kogyo Co. Ltd. (d)	3,300	113,757
Ain Holdings, Inc.	1,300	103,164
Air Water, Inc.	6,600	100,249
Aisin Seiki Co. Ltd. (d)	8,200	316,899
Ajinomoto Co., Inc. (d)	24,300	391,021
Alfresa Holdings Corp.	9,000	250,056
All Nippon Airways Ltd.	4,900	171,024
Alps Electric Co. Ltd. (d)	10,400	219,119
Amada Holdings Co. Ltd.	15,500	171,983
Anritsu Corp.	6,100	105,468
Aozora Bank Ltd.	4,700	114,299
Asahi Group Holdings (d)	19,700	854,000
ASAHI INTECC Co. Ltd.	5,500	276,987
Asahi Kasei Corp.	60,300	618,725
Asics Corp.	8,200	100,480
Astellas Pharma, Inc. (d)	89,500	1,212,177
Azbil Corp.	5,600	134,074
Bandai Namco Holdings, Inc.	9,700	461,511
Bank of Kyoto Ltd.	3,200	137,888
Benesse Holdings, Inc.	3,000	82,544
Bic Camera, Inc. (d)	8,600	92,026
Bridgestone Corp. (d)	26,500	1,048,153
Brother Industries Ltd.	11,500	225,365
Calbee, Inc.	4,600	126,361
Canon, Inc. (d)	47,000	1,304,160
Capcom Co. Ltd.	3,300	74,209
Casio Computer Co. Ltd.	10,300	129,542
Central Japan Railway Co. (d)	9,000	1,930,562
Chiba Bank Ltd.	36,300	189,329
Chubu Electric Power Co., Inc.	30,800	446,814
Chugai Pharmaceutical Co. Ltd.	9,500	600,386
Chugoku Electric Power Co., Inc.	12,500	148,907
Citizen Watch Co. Ltd.	15,000	84,025
Coca-Cola West Co. Ltd.	7,000	171,992
Comforia Residential REIT, Inc.	27	71,333
COMSYS Holdings Corp.	5,500	144,024
Concordia Financial Group Ltd.	56,200	217,949
Cosmos Pharmaceutical Corp.	400	63,701
Credit Saison Co. Ltd.	7,200	91,523
CyberAgent, Inc.	4,100	163,050
Dai Nippon Printing Co. Ltd. (d)	13,700	323,822
Dai-ichi Mutual Life Insurance Co.	51,600	738,830
Daicel Chemical Industries Ltd.	14,600	162,783
Daido Steel Co. Ltd.	1,500	60,730
Daifuku Co. Ltd. (d)	5,700	346,928
Daiichi Sankyo Kabushiki Kaisha (d)	27,000	1,328,489
Daiichikosho Co. Ltd.	1,900	92,787
Daikin Industries Ltd. (d)	12,900	1,642,421
Dainippon Sumitomo Pharma Co. Ltd.	7,500	164,954
Daio Paper Corp.	4,700	54,175
Daito Trust Construction Co. Ltd.	3,300	440,365
Daiwa House Industry Co. Ltd. (d)	29,700	829,451
Daiwa House REIT Investment Corp.	81	185,785
Daiwa Office Investment Corp.	14	94,385
Daiwa Securities Group, Inc. (d)	73,700	343,061
DeNA Co. Ltd.	4,500	70,088
Denki Kagaku Kogyo KK	4,200	125,930
DENSO Corp. (d)	22,700	988,941
Dentsu, Inc.	10,600	431,536
Dic Corp.	3,900	113,959
Disco Corp.	1,200	205,539
Dmg Mori Co. Ltd.	6,100	87,069
Dowa Holdings Co. Ltd.	2,600	84,375
East Japan Railway Co. (d)	16,700	1,568,881
Ebara Corp.	4,400	134,494
Eisai Co. Ltd. (d)	13,200	764,781
Electric Power Development Co. Ltd. (d)	8,200	189,919
Ezaki Glico Co. Ltd.	2,400	126,253
FamilyMart Co. Ltd.	13,400	357,029
Fancl Corp.	3,300	97,760
Fanuc Corp. (d)	8,600	1,615,730
Fast Retailing Co. Ltd. (d)	2,800	1,615,225
Frontier Real Estate Investment Corp.	23	95,597
Fuji Electric Co. Ltd.	6,900	243,121
Fuji Oil Holdings, Inc.	2,100	67,207
Fuji Seal International, Inc. (d)	2,400	83,594
Fujifilm Holdings Corp. (d)	18,900	879,551
Fujitsu Ltd.	8,900	649,953
Fukuoka Financial Group, Inc.	7,200	166,499
Fukuyama Transporting Co. Ltd.	1,900	72,831
Furukawa Electric Co. Ltd.	3,500	91,997
GLP J-REIT	167	179,601
GMO Payment Gateway, Inc. (d)	1,600	125,966
GOLDWIN, Inc.	800	127,259
GS Yuasa Corp.	2,700	53,978
Gunma Bank Ltd.	16,100	63,449
Hakuhodo DY Holdings, Inc.	13,500	226,990
Hamamatsu Photonics K.K.	6,400	258,827
Hankyu Hanshin Holdings, Inc.	10,900	406,077
Haseko Corp.	12,900	155,293
Hikari Tsushin, Inc.	1,000	184,389
Hino Motors Ltd. (d)	13,200	124,185
Hirose Electric Co. Ltd. (d)	1,400	161,623
Hiroshima Bank Ltd.	11,800	63,346
Hisamitsu Pharmaceutical Co., Inc.	4,000	169,128
Hitachi Chemical Co. Ltd.	3,800	100,633
Hitachi Construction Machinery Co. Ltd.	5,000	132,412
Hitachi High-Technologies Corp.	3,000	133,309
Hitachi Ltd. (d)	42,600	1,410,758
Hitachi Metals Ltd.	8,300	95,447
Hokuriku Electric Power Co., Inc. (a)	7,900	58,579
Honda Motor Co. Ltd. (d)	79,400	2,215,494
Horiba Ltd.	2,000	120,293
Hoshizaki Corp.	2,200	142,197
House Foods Group, Inc.	3,200	128,408
Hoya Corp. (d)	16,900	1,185,632
Hulic (REIT), Inc.	40	65,533
Hulic Co. Ltd.	22,400	192,641
Ibiden Co. Ltd.	5,800	103,561
Idemitsu Kosan Co. Ltd.	10,057	325,468
IHI Corp.	6,500	153,871
Iida Group Holdings Co. Ltd. (d)	8,700	146,751
Industrial & Infrastructure Fund Investment Corp.	50	56,825
INPEX Corp.	46,400	450,275
Invincible Investment Corp.	262	132,417
Isetan Mitsukoshi Holdings Ltd. (d)	18,400	174,923
Isuzu Motors Ltd. (d)	28,000	401,041
IT Holdings Corp. (d)	3,800	172,611
ITO EN Ltd.	2,900	143,965
Itochu Corp. (d)	64,400	1,156,246
ITOCHU Techno-Solutions Corp.	4,300	105,034
Iyo Bank Ltd.	12,100	66,911
Izumi Co. Ltd. (d)	2,300	100,139
J. Front Retailing Co. Ltd.	11,600	141,101
Japan Airlines Co. Ltd.	5,800	194,158
Japan Airport Terminal Co. Ltd.	3,200	134,584
Japan Excellent, Inc.	45	64,392
Japan Exchange Group, Inc.	23,400	379,794
Japan Hotel REIT Investment Corp.	174	141,674
Japan Logistics Fund, Inc.	42	89,772
Japan Post Holdings Co. Ltd. (d)	64,300	717,491
Japan Prime Realty Investment Corp.	43	171,776
Japan Real Estate Investment Corp. (d)	62	343,409
Japan Retail Fund Investment Corp.	119	227,542
Japan Tobacco, Inc. (d)	48,800	1,127,652
JFE Holdings, Inc.	24,700	422,402
JGC Corp. (d)	12,100	172,492
JSR Corp.	8,700	131,834
JTEKT Corp. (d)	11,700	150,090
JX Holdings, Inc. (d)	151,900	737,307
K's Holdings Corp.	9,600	85,577
Kagome Co. Ltd.	4,500	122,200
Kajima Corp.	22,300	329,310
Kakaku.com, Inc.	5,600	114,619
Kaken Pharmaceutical Co. Ltd.	2,200	93,712
Kamigumi Co. Ltd. (d)	5,800	138,082
Kaneka Corp. (d)	3,200	122,950
Kansai Electric Power Co., Inc.	34,400	415,505
Kansai Paint Co. Ltd. (d)	11,900	225,939
Kao Corp. (d)	21,600	1,659,241
Kawasaki Heavy Industries Ltd.	8,000	185,717
KDDI Corp. (d)	76,800	1,770,052
Keihan Electric Railway Co., Ltd.	4,400	186,633
Keihin Electric Express Railway Co. Ltd.	12,500	212,756
Keio Corp.	5,300	318,776
Keisei Electric Railway Co. (d)	8,000	279,366
Kenedix Office Investment Corp. (d)	19	127,070
Kewpie Corp.	5,300	122,086
Keyence Corp. (d)	4,100	2,544,028
Kikkoman Corp. (d)	7,900	365,941
Kinden Corp.	6,100	97,637
Kintetsu Group Holdings Co. Ltd.	8,200	363,275
Kirin Holdings Co. Ltd. (d)	40,600	918,279
Kobayashi Pharmaceutical Co. Ltd.	2,500	198,842
Kobe Steel Ltd.	15,700	119,658
Koito Manufacturing Co. Ltd. (d)	5,700	338,741
Kokuyo Co. Ltd.	4,900	62,111
Komatsu Ltd. (d)	43,100	1,113,291
Konami Holdings Corp.	4,200	190,781
Konica Minolta, Inc.	22,100	221,010
Kose Corp. (d)	1,500	280,758
Kubota Corp. (d)	51,900	784,126
Kuraray Co. Ltd.	15,900	212,247
Kurita Water Industries Ltd.	4,000	103,631
Kyocera Corp. (d)	15,700	1,013,358
Kyowa Exeo Corp.	4,500	122,402
Kyowa Hakko Kirin Co., Ltd.	12,200	236,126
Kyudenko Corp.	2,600	73,756
Kyushu Electric Power Co., Inc.	20,600	199,167
Kyushu Financial Group, Inc.	17,800	71,427
Kyushu Railway Co. (d)	7,200	233,978
Lawson, Inc.	2,000	93,182
LINE Corp. (a)	2,400	80,411
Lion Corp. (d)	13,400	275,230
LIXIL Group Corp.	12,600	163,672
M3, Inc. (d)	18,500	327,003
Mabuchi Motor Co. Ltd.	3,000	110,687
Maeda Corp.	5,700	56,389
Makita Corp.	12,000	436,285
Marubeni Corp.	75,800	541,035
Maruha Nichiro Corp.	2,100	66,358
Marui Group Co. Ltd.	9,600	194,508
Maruichi Steel Tube Ltd.	3,900	107,482
Matsumotokiyoshi Holdings Co. Ltd.	3,900	127,964
Mazda Motor Corp. (d)	27,300	322,395
McDonald's Holdings Co. (Japan) Ltd.	2,700	124,826
Mebuki Financial Group, Inc. (d)	53,300	135,409
Medipal Holdings Corp.	9,800	219,498
Meiji Holdings Co. Ltd.	6,200	487,006
Minebea Mitsumi, Inc. (d)	19,200	339,548
Misumi Group, Inc. (d)	12,800	330,701
Mitsubishi Chemical Holdings Corp.	65,100	461,155
Mitsubishi Corp. (d)	70,100	1,923,117
Mitsubishi Electric Corp. (d)	95,000	1,349,163
Mitsubishi Estate Co. Ltd. (d)	61,800	1,040,495
Mitsubishi Gas Chemical Co., Inc.	8,800	131,137
Mitsubishi Heavy Industries Ltd.	14,400	597,355
Mitsubishi Logistics Corp. (d)	4,100	109,240
Mitsubishi Materials Corp. (d)	6,100	157,928
Mitsubishi Motors Corp. of Japan	30,900	172,815
Mitsubishi Tanabe Pharma Corp. (d)	13,500	169,424
Mitsubishi UFJ Financial Group, Inc. (d)	573,900	2,847,420
Mitsubishi UFJ Lease & Finance Co. Ltd.	24,400	123,539
Mitsui & Co. Ltd. (d)	76,400	1,230,411
Mitsui Chemicals, Inc.	9,100	222,037
Mitsui Fudosan Co. Ltd. (d)	44,000	1,013,941
Mitsui OSK Lines Ltd.	4,800	121,514
Miura Co. Ltd.	5,000	126,711
Mizuho Financial Group, Inc. (d)	1,101,300	1,719,931
MonotaRO Co. Ltd.	5,700	131,096
Mori Hills REIT Investment Corp.	57	75,884
Morinaga & Co. Ltd.	2,400	99,645
MS&AD Insurance Group Holdings, Inc. (d)	21,700	669,730
Murata Manufacturing Co. Ltd. (d)	28,300	1,421,047
Nabtesco Corp. (d)	5,800	176,507
Nagase & Co. Ltd.	4,600	69,829
Nagoya Railroad Co. Ltd.	8,800	237,784
Nankai Electric Railway Co. Ltd.	4,700	127,842
NEC Corp.	11,300	379,896
Net One Systems Co. Ltd.	3,300	84,963
New Hampshire Foods Ltd. (d)	4,800	192,612
Nexon Co. Ltd. (a)(d)	20,400	292,279
NGK Insulators Ltd.	11,400	168,245
NGK Spark Plug Co. Ltd.	7,200	139,417
NHK Spring Co. Ltd.	10,100	90,668
Nichirei Corp.	5,700	131,096
Nidec Corp. (d)	12,100	1,714,606
Nifco, Inc.	3,300	92,724
Nihon Kohden Corp.	3,700	107,451
Nihon M&A Center, Inc. (d)	6,400	180,978
Nihon Unisys Ltd.	3,500	89,326
Nikkon Holdings Co. Ltd.	2,300	54,034
Nikon Corp. (d)	18,400	256,026
Nintendo Co. Ltd. (d)	5,300	1,825,404
Nippon Accommodations Fund, Inc.	23	117,483
Nippon Building Fund, Inc.	62	399,066
Nippon Electric Glass Co. Ltd.	3,800	104,044
Nippon Express Co. Ltd.	3,800	208,088
Nippon Gas Co. Ltd.	1,300	34,100
Nippon Kayaku Co. Ltd.	6,200	72,578
Nippon Paint Holdings Co. Ltd. (d)	9,000	340,545
Nippon Paper Industries Co. Ltd.	3,800	75,185
Nippon Prologis REIT, Inc.	99	212,406
Nippon REIT Investment Corp.	17	63,409
Nippon Shinyaku Co. Ltd.	2,900	199,416
Nippon Shokubai Co. Ltd.	1,500	103,685
Nippon Steel & Sumitomo Metal Corp. (d)	40,200	714,719
Nippon Suisan Kaisha Co. Ltd.	13,400	93,467
Nippon Telegraph & Telephone Corp. (d)	28,200	1,173,358
Nippon Yusen KK (d)	8,200	139,568
Nipro Corp.	4,700	58,099
Nishi-Nippon Railroad Co. Ltd.	2,900	68,025
Nissan Chemical Corp. (d)	7,000	309,798
Nissan Motor Co. Ltd. (d)	104,200	836,522
Nisshin Seifun Group, Inc.	10,800	250,525
Nissin Food Holdings Co. Ltd.	3,600	236,887
Nitori Holdings Co. Ltd.	3,900	463,890
Nitto Denko Corp.	6,900	371,031
NKSJ Holdings, Inc.	16,000	597,657
NOF Corp.	3,800	134,916
NOK Corp.	4,900	78,342
Nomura Holdings, Inc.	146,600	555,060
Nomura Real Estate Holdings, Inc. (d)	5,900	124,732
Nomura Real Estate Master Fund, Inc.	180	263,549
Nomura Research Institute Ltd.	5,800	282,724
NSK Ltd.	20,600	212,667
NTN Corp.	22,300	73,069
NTT Data Corp. (d)	28,400	329,904
NTT DOCOMO, Inc. (d)	53,000	1,150,926
Obayashi Corp. (d)	33,200	324,564
OBIC Co. Ltd. (d)	3,000	346,335
Odakyu Electric Railway Co. Ltd.	14,800	347,297
Oji Holdings Corp. (d)	47,300	282,794
Olympus Corp. (d)	57,700	644,363
OMRON Corp.	9,300	496,746
Ono Pharmaceutical Co. Ltd. (d)	25,800	481,629
Oracle Corp. Japan	1,600	109,305
Oriental Land Co. Ltd. (d)	10,000	1,101,486
ORIX Corp. (d)	58,400	823,875
ORIX JREIT, Inc.	117	205,337
Osaka Gas Co. Ltd. (d)	19,500	359,733
OSG Corp.	3,700	74,037
Otsuka Corp.	4,800	188,303
Otsuka Holdings Co. Ltd.	24,600	876,497
Pan Pacific International Hold	6,000	386,193
Panasonic Corp.	100,900	929,107
Park24 Co. Ltd.	4,400	92,151
Penta-Ocean Construction Co. Ltd.	9,600	43,866
PeptiDream, Inc. (a)(d)	4,400	236,599
Persol Holdings Co., Ltd. (d)	9,000	168,374
Pigeon Corp.	5,400	228,565
Pilot Corp.	1,800	74,330
Pola Orbis Holdings, Inc.	3,900	122,537
Premier Investment Corp.	48	59,421
Rakuten, Inc.	35,700	395,794
Recruit Holdings Co. Ltd. (d)	69,500	2,076,983
Relo Group, Inc.	5,200	141,443
Renesas Electronics Corp. (a)	32,000	170,349
Rengo Co. Ltd.	10,600	92,968
Resona Holdings, Inc. (d)	99,500	419,544
Ricoh Co. Ltd. (d)	33,200	334,697
Rinnai Corp.	1,700	114,152
ROHM Co. Ltd. (d)	4,300	314,601
Rohto Pharmaceutical Co. Ltd.	5,700	159,392
Ryohin Keikaku Co. Ltd.	1,100	208,753
SanBio Co. Ltd. (a)	1,000	40,307
Sankyo Co. Ltd. (Gunma)	1,900	74,792
Sankyu, Inc.	2,600	124,171
Santen Pharmaceutical Co. Ltd.	19,900	302,622
Sanwa Holdings Corp.	11,900	142,507
Sapporo Breweries Ltd.	3,300	67,306
Sawai Pharmaceutical Co. Ltd.	2,000	107,007
SBI Holdings, Inc. Japan	10,500	223,677
Screen Holdings Co. Ltd.	2,100	100,669
SCSK Corp.	2,200	104,080
Secom Co. Ltd.	9,300	779,599
Sega Sammy Holdings, Inc. (d)	9,000	113,434
Seibu Holdings, Inc.	11,700	189,792
Seiko Epson Corp.	13,800	220,389
Seino Holdings Co. Ltd.	7,700	104,307
Sekisui Chemical Co. Ltd. (d)	20,500	327,757
Sekisui House (REIT), Inc.	137	98,758
Sekisui House Ltd.	28,500	458,477
Seven & i Holdings Co. Ltd. (d)	35,500	1,228,559
Seven Bank Ltd.	32,100	87,025
SG Holdings Co. Ltd. (d)	11,000	293,774
Sharp Corp.	8,700	96,532
Shikoku Electric Power Co., Inc.	9,100	91,658
Shimadzu Corp. (d)	12,300	328,383
Shimamura Co. Ltd.	1,000	74,420
SHIMANO, Inc.	3,700	541,075
SHIMIZU Corp. (d)	33,400	284,542
Shin-Etsu Chemical Co. Ltd. (d)	17,900	1,695,569
Shinsei Bank Ltd. (d)	9,700	134,274
Shionogi & Co. Ltd.	13,100	761,575
Ship Healthcare Holdings, Inc.	1,700	69,667
Shiseido Co. Ltd. (d)	17,700	1,385,238
Shizuoka Bank Ltd.	23,300	177,791
SHO-BOND Holdings Co. Ltd.	1,000	68,585
Showa Denko K.K. (d)	6,600	223,071
Skylark Co. Ltd. (d)	9,600	157,968
SMC Corp. (d)	3,000	1,240,451
SoftBank Corp. (d)	38,300	4,061,002
Sohgo Security Services Co., Ltd.	3,600	160,133
Sojitz Corp. (d)	57,700	198,385
Sony Corp. (d)	56,000	2,820,614
Sony Financial Holdings, Inc.	6,700	136,352
Sotetsu Holdings, Inc.	3,900	107,657
Square Enix Holdings Co. Ltd.	3,900	134,090
Stanley Electric Co. Ltd.	7,000	189,147
Subaru Corp. (d)	28,300	691,145
Sumco Corp.	10,000	131,065
Sumitomo Chemical Co. Ltd. (d)	77,100	382,057
Sumitomo Corp.	54,100	771,955
Sumitomo Electric Industries Ltd. (d)	35,200	465,931
Sumitomo Forestry Co. Ltd.	8,900	122,001
Sumitomo Heavy Industries Ltd.	5,200	183,222
Sumitomo Metal Mining Co. Ltd. (d)	12,300	384,144
Sumitomo Mitsui Financial Group, Inc. (d)	61,300	2,228,024
Sumitomo Mitsui Trust Holdings, Inc.	16,900	589,661
Sumitomo Osaka Cement Co. Ltd.	1,400	56,807
Sumitomo Realty & Development Co. Ltd.	20,500	755,074
Sumitomo Rubber Industries Ltd.	6,200	76,084
Sundrug Co. Ltd.	3,100	82,819
Suntory Beverage & Food Ltd.	5,500	241,932
Suzuken Co. Ltd.	3,700	212,577
Suzuki Motor Corp. (d)	19,600	891,189
Sysmex Corp.	6,800	387,752
T&D Holdings, Inc. (d)	28,800	309,342
Taiheiyo Cement Corp.	5,300	169,855
Taisei Corp.	9,800	428,879
Taisho Pharmaceutical Holdings Co. Ltd.	2,500	230,711
Taiyo Nippon Sanso Corp.	8,700	144,408
Taiyo Yuden Co. Ltd. (d)	5,900	142,316
Takara Holdings, Inc.	8,900	103,385
Takashimaya Co. Ltd. (d)	9,000	100,911
Takeda Pharmaceutical Co. Ltd. (d)	66,984	2,471,825
TDK Corp.	5,600	487,131
TechnoPro Holdings, Inc.	1,400	83,576
Teijin Ltd.	8,500	145,514
Terumo Corp. (d)	29,900	898,382
The Chugoku Bank Ltd.	7,900	76,096
The Hachijuni Bank Ltd.	25,800	103,297
THK Co. Ltd. (d)	6,000	156,524
Tobu Railway Co. Ltd.	9,500	267,786
Toda Corp.	9,400	57,803
Toho Co. Ltd.	6,300	263,266
Toho Gas Co. Ltd.	4,600	189,129
Tohoku Electric Power Co., Inc. (d)	23,200	264,917
Tokai Carbon Co. Ltd. (e)	9,400	107,928
Tokio Marine Holdings, Inc. (d)	31,700	1,594,177
Tokuyama Corp.	2,900	71,592
Tokyo Century Corp.	2,400	110,310
Tokyo Electric Power Co., Inc. (a)	34,800	196,188
Tokyo Electron Ltd. (d)	7,300	1,156,322
Tokyo Gas Co. Ltd.	17,100	433,967
Tokyo Tatemono Co. Ltd. (d)	10,500	117,918
Tokyu Corp.	24,600	400,154
Tokyu Fudosan Holdings Corp.	24,200	135,995
Toppan Printing Co. Ltd.	13,200	213,414
Toray Industries, Inc.	70,400	481,753
Toshiba Corp. (d)	25,900	860,272
Tosoh Corp.	14,400	230,746
Toto Ltd. (d)	7,200	303,137
Toyo Seikan Group Holdings Ltd.	6,500	129,481
Toyo Suisan Kaisha Ltd.	4,200	159,675
Toyo Tire Corp.	5,300	61,804
Toyoda Gosei Co. Ltd.	2,500	51,843
Toyota Industries Corp.	8,700	492,033
Toyota Motor Corp. (d)	117,100	7,249,714
Toyota Tsusho Corp. (d)	10,700	353,481
Trend Micro, Inc. (d)	5,500	274,519
TS tech Co. Ltd.	2,500	74,622
Tsumura & Co.	3,900	119,561
Tsuruha Holdings, Inc.	1,600	136,020
Ube Industries Ltd.	4,100	87,230
Unicharm Corp.	17,400	569,977
United Urban Investment Corp.	138	220,265
USS Co. Ltd.	9,300	177,493
Wacoal Holdings Corp.	2,800	69,023
Welcia Holdings Co. Ltd.	2,200	86,404
West Japan Railway Co. (d)	8,400	623,015
Yahoo! Japan Corp. (d)	51,600	137,112
Yakult Honsha Co. Ltd. (d)	7,200	487,993
Yamada Denki Co. Ltd.	35,100	166,055
Yamaguchi Financial Group, Inc.	8,400	61,834
Yamaha Corp. (d)	7,600	392,298
Yamaha Motor Co. Ltd. (d)	14,200	291,661
Yamato Holdings Co. Ltd.	17,700	383,332
Yamazaki Baking Co. Ltd.	6,900	102,328
Yaskawa Electric Corp. (d)	12,000	441,133
Yokogawa Electric Corp. (d)	10,800	224,735
Yokohama Rubber Co. Ltd. (d)	6,400	120,250
Zenkoku Hosho Co. Ltd.	2,000	69,842
Zensho Holdings Co. Ltd.	3,200	71,931
Zeon Corp. (d)	9,800	95,277
Zozo, Inc. (d)	8,900	156,995

TOTAL JAPAN		174,117,238

Korea (South) - 3.4%
AMOREPACIFIC Corp.	1,394	249,098
AMOREPACIFIC Group, Inc.	1,130	73,003
Ananti, Inc. (a)	1,329	16,555
BGF Retail Co. Ltd.	303	56,877
BS Financial Group, Inc.	11,808	71,111
Bukwang Pharmaceutical Co. Ltd.	2,705	42,643
Celltrion Healthcare Co. Ltd.	2,083	135,286
Celltrion Pharm, Inc.	617	31,486
Celltrion, Inc. (a)	4,568	831,965
CHA Biotech Co. Ltd. (a)	1,750	28,791
Cheil Industries, Inc.	4,268	375,830
Cheil Worldwide, Inc.	2,501	54,682
CJ CheilJedang Corp.	306	82,809
CJ Corp.	601	61,700
CJ O Shopping Co. Ltd.	417	78,420
Com2uS Corp.	469	40,211
Cosmax, Inc.	479	56,994
Daelim Industrial Co.	989	82,246
Daewoo Engineering & Construction Co. Ltd. (a)	9,498	41,125
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	1,611	40,205
Daewoong Pharmaceutical Co. Ltd.	283	49,354
Db Insurance Co. Ltd. (a)	1,972	115,879
DGB Financial Group Co. Ltd.	4,145	29,983
Dong Suh Companies, Inc.	2,848	47,833
Doosan Bobcat, Inc.	1,522	41,776
Doosan Co. Ltd.	698	61,464
Doosan Infracore Co. Ltd. (a)	3,974	24,820
E-Mart Co. Ltd.	822	121,463
Fila Korea Ltd.	2,000	141,580
Genexine Co. Ltd. (a)	474	30,460
Green Cross Holdings Corp.	2,138	44,725
GS Engineering & Construction Corp.	2,859	99,720
GS Holdings Corp.	2,038	91,044
GS Retail Co. Ltd.	1,232	41,437
Hana Financial Group, Inc.	13,105	414,313
HanAll BioPharma Co. Ltd. (a)	1,726	48,414
Hanjin Kal Corp.	1,697	53,942
Hankook Tire Co. Ltd.	3,227	110,199
Hanmi Pharm Co. Ltd.	356	132,887
Hanmi Science Co. Ltd.	1,321	85,342
Hanon Systems	5,820	62,749
Hanssem Co. Ltd.	593	52,473
Hanwha Aerospace Co. Ltd. (a)	884	23,467
Hanwha Chemical Corp.	4,157	73,568
Hanwha Corp.	3,545	90,147
Hanwha Life Insurance Co. Ltd.	3,421	11,727
HDC Hyundai Development Co.	1,493	59,771
HLB, Inc. (a)	1,441	103,865
Hotel Shilla Co.	1,468	145,033
HUGEL, Inc. (a)	119	42,365
Hyundai Department Store Co. Ltd.	458	39,937
Hyundai Elevator Co. Ltd.	841	62,135
Hyundai Engineering & Construction Co. Ltd.	3,023	136,345
Hyundai Fire & Marine Insurance Co. Ltd.	2,105	69,171
Hyundai Glovis Co. Ltd.	898	123,050
Hyundai Heavy Industries Co. Ltd. (a)	2,029	217,017
Hyundai Merchant Marine Co. Ltd. (a)	13,949	48,174
Hyundai Mipo Dockyard Co. Ltd. (a)	872	42,101
Hyundai Mobis	2,961	591,432
Hyundai Motor Co.	6,433	765,432
Hyundai Robotics Co. Ltd.	463	136,035
Hyundai Rotem Co. Ltd. (a)	2,011	37,490
Hyundai Steel Co.	4,179	166,225
Industrial Bank of Korea	13,044	158,566
ING Life Insurance Korea Ltd. (b)	1,230	37,618
JB Financial Group Co. Ltd.	4,677	22,862
Kakao Corp.	2,811	289,791
Kangwon Land, Inc.	4,746	138,628
KB Financial Group, Inc.	17,212	682,040
KCC Corp.	282	86,004
Kia Motors Corp.	11,673	453,779
Kiwoom Securities Co. Ltd.	283	19,985
Koh Young Technology, Inc.	420	34,855
Kolmar Korea Co. Ltd.	850	54,037
Kolon Industries, Inc.	1,000	39,690
Komipharm International Co. Ltd. (a)	1,948	35,311
Korea Aerospace Industries Ltd.	2,833	85,184
Korea Electric Power Corp.	11,800	286,677
Korea Express Co. Ltd. (a)	391	52,905
Korea Gas Corp. (a)	1,195	47,379
Korea Investment Holdings Co. Ltd.	1,592	93,550
Korea Zinc Co. Ltd.	517	200,980
Korean Air Lines Co. Ltd.	1,779	50,664
Korean Reinsurance Co.	5,715	44,777
KT Corp. sponsored ADR	12,400	149,172
KT&G Corp.	5,566	487,738
Kumho Petro Chemical Co. Ltd. (a)	651	51,341
LG Chemical Ltd.	2,065	640,428
LG Corp.	6,094	382,181
LG Display Co. Ltd.	10,324	176,182
LG Electronics, Inc.	5,043	328,399
LG Household & Health Care Ltd.	410	500,872
LG Innotek Co. Ltd.	641	67,459
LG Telecom Ltd.	8,435	103,625
Lotte Chemical Corp.	732	168,849
Lotte Confectionery Co. Ltd. (a)	1,815	76,482
Lotte Shopping Co. Ltd.	484	74,013
LS Cable Ltd.	1,314	55,935
LS Industrial Systems Ltd.	853	35,248
Mando Corp.	1,275	36,585
Medy-Tox, Inc.	184	88,379
Meritz Fire & Marine Insurance Co. Ltd.	1,490	30,465
Meritz Securities Co. Ltd. (a)	14,440	62,771
Mirae Asset Daewoo Co. Ltd.	16,558	110,955
NAVER Corp.	6,344	651,290
NCSOFT Corp.	765	345,693
Netmarble Corp. (b)	1,768	193,658
Nong Shim Co. Ltd.	204	49,159
Oci Co. Ltd.	985	78,782
Orion Corp./Republic of Korea	1,041	86,660
Ottogi Corp.	102	63,618
Paradise Co. Ltd.	2,032	32,383
Pearl Abyss Corp. (a)	308	46,120
Pharmicell Co. Ltd. (a)	2,680	26,017
POSCO	3,464	760,910
POSCO Chemtech Co. Ltd.	955	47,011
Posco International Corp.	1,050	16,508
S-Oil Corp.	1,669	132,200
S.M. Entertainment Co. Ltd. (a)	978	34,742
S1 Corp.	774	65,164
Samsung Biologics Co. Ltd. (a)(b)	746	217,902
Samsung Card Co. Ltd.	1,559	49,689
Samsung Electro-Mechanics Co. Ltd.	2,575	240,022
Samsung Electronics Co. Ltd.	241,571	9,515,408
Samsung Engineering Co. Ltd. (a)	6,799	99,589
Samsung Fire & Marine Insurance Co. Ltd.	1,460	381,303
Samsung Heavy Industries Co. Ltd. (a)	23,330	164,752
Samsung Life Insurance Co. Ltd.	3,978	290,145
Samsung SDI Co. Ltd.	2,414	490,469
Samsung SDS Co. Ltd.	1,825	340,225
Samsung Securities Co. Ltd.	3,682	112,768
Seoul Semiconductor Co. Ltd.	913	15,020
SFA Engineering Corp.	1,016	36,616
Shinhan Financial Group Co. Ltd.	20,472	776,489
Shinsegae Co. Ltd.	269	78,573
SillaJen, Inc. (a)	2,535	142,429
SK C&C Co. Ltd.	1,579	347,947
SK Energy Co. Ltd.	2,737	429,122
SK Hynix, Inc.	25,722	1,745,722
SK Networks Co. Ltd.	7,644	38,482
SK Telecom Co. Ltd.	1,821	387,619
STX Pan Ocean Co. Ltd. (Korea) (a)	13,994	57,286
ViroMed Co. Ltd. (a)	693	154,971
Woongjin Coway Co. Ltd.	2,434	183,594
Woori Financial Group, Inc. (a)	24,017	285,767
Woori Investment & Securities Co. Ltd.	6,493	76,699
Yuhan Corp.	369	77,825

TOTAL KOREA (SOUTH)		33,246,090

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	28,862	625,679
Aroundtown SA	32,564	263,921
B&M European Value Retail SA	35,748	183,898
Globant SA (a)	1,213	101,880
Millicom International Cellular SA (depository receipt)	2,871	167,931
Orion Engineered Carbons SA	2,347	47,574
RTL Group SA	1,548	86,985
SES SA (France) (depositary receipt)	17,266	293,775
Spotify Technology SA (a)	2,560	347,571
Subsea 7 SA	12,152	154,375
Tenaris SA	20,922	290,017
Ternium SA sponsored ADR	2,078	51,223

TOTAL LUXEMBOURG		2,614,829

Malaysia - 0.5%
AirAsia Group BHD	56,700	37,439
AMMB Holdings Bhd	82,900	89,627
Axiata Group Bhd	158,500	152,194
British American Tobacco (Malaysia) Bhd	6,200	52,275
Bumiputra-Commerce Holdings Bhd	212,374	270,700
Dialog Group Bhd	183,900	143,224
DiGi.com Bhd	102,800	114,374
Gamuda Bhd	80,400	68,061
Genting Bhd	102,600	174,702
Genting Malaysia Bhd	140,200	107,833
Hap Seng Consolidated Bhd	15,900	37,995
Hartalega Holdings Bhd	66,000	80,295
Hong Leong Bank Bhd	26,700	129,028
Hong Leong Credit Bhd	11,000	51,136
IHH Healthcare Bhd	121,000	162,719
IOI Corp. Bhd	116,500	127,081
Kuala Lumpur Kepong Bhd	18,000	107,708
Malayan Banking Bhd	238,672	533,974
Malaysia Airports Holdings Bhd	39,300	72,526
Maxis Bhd	58,500	75,840
MISC Bhd	43,600	72,763
Nestle (Malaysia) BHD	1,900	67,140
Petronas Chemicals Group Bhd	99,900	217,463
Petronas Dagangan Bhd	9,700	56,729
Petronas Gas Bhd	22,500	96,215
PPB Group Bhd	21,800	98,916
Press Metal Bhd	104,900	120,516
Public Bank Bhd	109,100	593,724
QL Resources Bhd	33,300	54,930
RHB Capital Bhd	63,400	91,393
Sime Darby Bhd	120,500	67,616
Sime Darby Plantation Bhd	120,100	149,889
Tenaga Nasional Bhd	109,900	326,417
Top Glove Corp. Bhd	78,600	92,582

TOTAL MALAYSIA		4,695,024

Malta - 0.0%
Kindred Group PLC (depositary receipt)	10,851	94,759
Mexico - 0.6%
Alfa SA de CV Series A	126,800	128,153
America Movil S.A.B. de CV Series L	1,044,700	778,107
Banco Santander Mexico SA	78,665	132,120
CEMEX S.A.B. de CV unit (a)	663,700	307,033
Coca-Cola FEMSA S.A.B. de CV unit	23,500	149,905
Embotelladoras Arca S.A.B. de CV	17,300	98,200
Fibra Uno Administracion SA de CV	142,200	211,975
Fomento Economico Mexicano S.A.B. de CV unit	83,900	818,432
Gruma S.A.B. de CV Series B	10,245	102,403
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	15,400	156,585
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	8,355	137,614
Grupo Aeroportuario Norte S.A.B. de CV	15,800	97,345
Grupo Bimbo S.A.B. de CV Series A	76,300	169,924
Grupo Carso SA de CV Series A1	19,200	74,449
Grupo Elektra SA de CV (a)	2,380	126,599
Grupo Financiero Banorte S.A.B. de CV Series O	128,000	809,075
Grupo Financiero Inbursa S.A.B. de CV Series O	89,400	136,851
Grupo Mexico SA de CV Series B	152,300	446,591
Grupo Televisa SA de CV	102,400	208,281
Industrias Penoles SA de CV	5,115	58,703
Infraestructura Energetica Nova S.A.B. de CV	23,800	104,037
Kimberly-Clark de Mexico SA de CV Series A	59,000	101,986
Mexichem S.A.B. de CV	41,800	97,038
Promotora y Operadora de Infraestructura S.A.B. de CV	9,530	96,940
Wal-Mart de Mexico SA de CV Series V	219,400	644,738

TOTAL MEXICO		6,193,084

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	158,000	244,911
Netherlands - 3.3%
ABN AMRO Group NV GDR (b)	17,924	421,572
Adyen BV (b)	1,017	827,668
AEGON NV	63,915	333,646
AerCap Holdings NV (a)	5,389	267,510
Airbus Group NV	25,238	3,455,831
Akzo Nobel NV	10,240	869,428
ASML Holding NV (Netherlands)	18,948	3,943,110
ASR Nederland NV	5,925	263,161
CNH Industrial NV	42,988	466,146
Euronext NV (b)	2,924	203,169
EXOR NV	4,403	293,144
Ferrari NV	5,499	744,747
Fiat Chrysler Automobiles NV	48,851	752,503
Gemalto NV (a)	3,425	196,108
Heineken Holding NV	5,033	511,156
Heineken NV (Bearer)	10,396	1,122,173
IMCD Group BV	2,693	217,474
ING Groep NV (Certificaten Van Aandelen)	170,479	2,175,317
Interxion Holding N.V. (a)	3,260	225,559
Koninklijke Ahold Delhaize NV	52,623	1,268,298
Koninklijke DSM NV	8,136	930,528
Koninklijke KPN NV	180,617	555,100
Koninklijke Philips Electronics NV	41,442	1,779,674
NN Group NV	13,312	579,611
NXP Semiconductors NV	14,408	1,521,773
QIAGEN NV (Germany) (a)	10,352	399,760
Randstad NV	5,751	328,450
RHI Magnesita NV	1,306	84,504
STMicroelectronics NV (Italy)	28,505	524,882
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	6,116	1,051,250
Unilever NV (Certificaten Van Aandelen) (Bearer)	75,259	4,553,514
Wolters Kluwer NV	12,360	862,000
X5 Retail Group NV GDR (Reg. S)	4,125	125,194
Yandex NV Series A (a)	11,058	413,901

TOTAL NETHERLANDS		32,267,861

New Zealand - 0.2%
Auckland International Airport Ltd.	42,528	226,383
Contact Energy Ltd.	30,768	137,890
Fisher & Paykel Healthcare Corp.	26,480	279,616
Fletcher Building Ltd.	34,905	120,295
Meridian Energy Ltd.	52,741	143,016
Ryman Healthcare Group Ltd.	20,092	163,046
SKYCITY Entertainment Group Ltd.	28,934	78,846
Spark New Zealand Ltd.	84,621	207,422
The a2 Milk Co. Ltd. (a)	32,761	366,946
Trade Maine Group Ltd.	16,187	69,517
Xero Ltd. (a)	4,985	191,347
Z Energy Ltd.	13,193	55,777

TOTAL NEW ZEALAND		2,040,101

Norway - 0.6%
Adevinta ASA:
Class A (a)	3,401	34,304
Class B	4,014	39,491
Aker ASA (A Shares)	984	67,292
Aker Bp ASA	4,962	163,628
Austevoll Seafood ASA	3,673	42,701
Det Norske Oljeselskap ASA (DNO) (A Shares)	26,906	61,032
DNB ASA	40,872	784,756
Entra ASA (b)	4,751	68,836
Equinor ASA	46,937	1,047,010
Gjensidige Forsikring ASA	8,410	163,327
Kongsberg Gruppen ASA	3,372	48,856
Leroy Seafood Group ASA	10,749	77,670
Marine Harvest ASA	19,343	419,035
Norsk Hydro ASA	61,637	265,476
Norwegian Finans Holding ASA (a)	6,255	51,476
Orkla ASA	38,463	301,553
Salmar ASA	2,388	108,502
Schibsted ASA:
(A Shares)	3,401	89,248
(B Shares)	5,385	128,829
SpareBank 1 SR-Bank ASA (primary capital certificate)	8,768	101,273
Sparebanken Midt-Norge	6,542	70,899
Storebrand ASA (A Shares)	20,691	174,594
Telenor ASA	28,708	576,326
TGS Nopec Geophysical Co. ASA	4,729	123,549
Tomra Systems ASA	4,695	141,381
Veidekke ASA	3,824	42,750
Yara International ASA	8,036	362,425

TOTAL NORWAY		5,556,219

Pakistan - 0.0%
Engro Corp. Ltd.	3,300	7,417
Habib Bank Ltd.	5,800	5,226
Lucky Cement Ltd.	15,550	42,743
United Bank Ltd.	9,400	9,840

TOTAL PAKISTAN		65,226

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	59,023	323,712
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	94,050	101,027
Ayala Corp.	13,110	228,969
Ayala Land, Inc.	243,600	230,375
Bank of the Philippine Islands (BPI)	65,290	107,030
BDO Unibank, Inc.	71,800	185,881
GT Capital Holdings, Inc.	4,400	73,532
International Container Terminal Services, Inc.	31,500	76,985
JG Summit Holdings, Inc.	117,470	149,788
Jollibee Food Corp.	17,420	102,514
Manila Electric Co.	12,460	92,680
Megaworld Corp.	381,000	41,221
Metropolitan Bank & Trust Co.	58,570	84,019
Philippine Long Distance Telephone Co.	3,165	75,175
San Miguel Corp.	15,310	53,390
SM Investments Corp.	19,930	365,794
SM Prime Holdings, Inc.	547,200	438,204
Universal Robina Corp.	55,790	164,158

TOTAL PHILIPPINES		2,570,742

Poland - 0.3%
Alior Bank SA (a)	3,782	58,045
Bank Millennium SA (a)	26,876	67,833
Bank Polska Kasa Opieki SA	7,596	226,005
Bank Zachodni WBK SA	1,563	162,294
BRE Bank SA	429	49,732
CD Projekt RED SA	2,709	152,341
Cyfrowy Polsat SA (a)	10,080	69,900
Dino Polska SA (a)(b)	1,934	64,274
Grupa Lotos SA	3,211	69,876
Jastrzebska Spolka Weglowa SA (a)	1,305	19,824
KGHM Polska Miedz SA (Bearer) (a)	6,539	175,990
LPP SA	62	138,960
NG2 SA	1,305	70,826
Polish Oil & Gas Co. SA	66,358	100,715
Polska Grupa Energetyczna SA (a)	38,002	94,671
Polski Koncern Naftowy Orlen SA	12,964	332,187
Powszechna Kasa Oszczednosci Bank SA	38,543	395,773
Powszechny Zaklad Ubezpieczen SA	25,595	281,304
Telekomunikacja Polska SA (a)	29,323	37,875

TOTAL POLAND		2,568,425

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	472,125	132,437
Energias de Portugal SA	105,739	400,739
Galp Energia SGPS SA Class B	20,645	346,637
Jeronimo Martins SGPS SA	9,953	162,091
NOS SGPS SA	11,053	74,196
Portucel Industrial Empresa Produtora de Celulosa SA	9,818	43,387
REN - Redes Energeticas Nacionais SGPS SA	16,608	47,500

TOTAL PORTUGAL		1,206,987

Qatar - 0.2%
Barwa Real Estate Co. (a)	6,977	66,517
Industries Qatar QSC (a)	8,318	276,448
Masraf al Rayan (a)	13,620	135,798
Qatar Electricity & Water Co. (a)	2,299	105,448
Qatar Islamic Bank (a)	5,339	244,458
Qatar National Bank SAQ (a)	19,888	1,070,617
Qatar Telecom (Qtel) Q.S.C. (a)	3,446	61,523
The Commercial Bank of Qatar (a)	7,572	105,861

TOTAL QATAR		2,066,670

Russia - 0.7%
Alrosa Co. Ltd.	111,650	162,719
Gazprom OAO	529,250	1,344,945
Lukoil PJSC	16,521	1,409,861
Magnit OJSC	3,236	186,183
MMC Norilsk Nickel PJSC	2,704	599,799
NOVATEK OAO	37,840	705,342
Novolipetsk Steel OJSC	14,810	39,192
Novolipetsk Steel OJSC GDR (Reg. S)	2,679	70,565
Sberbank of Russia	479,850	1,681,085
Severstal PAO	8,620	139,347
Surgutneftegas OJSC	218,000	82,825
Tatneft PAO	69,570	815,069
VTB Bank OJSC (a)	227,100,000	124,691

TOTAL RUSSIA		7,361,623

Singapore - 1.0%
Ascendas Real Estate Investment Trust	120,200	265,128
CapitaCommercial Trust (REIT)	136,800	195,127
CapitaLand Ltd.	104,100	270,181
CapitaMall Trust	133,700	237,890
City Developments Ltd.	27,900	183,388
ComfortDelgro Corp. Ltd.	97,900	193,626
DBS Group Holdings Ltd.	80,000	1,661,643
Flextronics International Ltd. (a)	22,681	250,398
Jardine Cycle & Carriage Ltd.	3,700	96,628
Keppel Corp. Ltd.	63,200	314,583
Mapletree Commercial Trust	90,400	128,279
Mapletree Greater China Commercial Trust	84,300	84,294
Mapletree Industrial (REIT)	37,783	57,226
Mapletree Logistics Trust (REIT)	114,299	124,375
Oversea-Chinese Banking Corp. Ltd.	179,027	1,592,697
Singapore Airlines Ltd.	18,600	132,379
Singapore Airport Terminal Service Ltd.	26,000	99,978
Singapore Exchange Ltd.	38,700	209,989
Singapore Press Holdings Ltd.	67,800	125,122
Singapore Technologies Engineering Ltd.	71,700	208,758
Singapore Telecommunications Ltd.	345,800	805,960
Suntec (REIT)	117,000	159,143
United Overseas Bank Ltd.	63,000	1,289,089
UOL Group Ltd.	22,800	127,067
Venture Corp. Ltd.	11,300	140,990
Wilmar International Ltd.	161,200	431,415
Yangzijiang Shipbuilding Holdings Ltd.	95,400	110,123

TOTAL SINGAPORE		9,495,476

South Africa - 1.5%
Anglo American Platinum Ltd.	2,345	118,352
AngloGold Ashanti Ltd.	18,855	224,334
Aspen Pharmacare Holdings Ltd.	18,175	130,738
AVI Ltd.	15,474	99,453
Barclays Africa Group Ltd.	33,132	380,445
Barloworld Ltd.	10,078	89,649
Bidcorp Ltd.	14,608	308,468
Bidvest Group Ltd.	15,291	232,064
Capitec Bank Holdings Ltd.	2,851	266,404
Clicks Group Ltd.	11,947	163,408
Discovery Ltd.	20,027	201,684
Exxaro Resources Ltd.	10,795	123,254
FirstRand Ltd.	154,145	731,771
Foschini Ltd.	11,606	149,900
Gold Fields Ltd.	38,148	143,769
Growthpoint Properties Ltd.	134,874	234,580
Impala Platinum Holdings Ltd. (a)	30,831	123,410
Investec Ltd.	13,602	86,861
Life Healthcare Group Holdings Ltd.	55,488	101,046
Mondi Ltd.	4,953	109,167
Mr Price Group Ltd.	11,664	176,636
MTN Group Ltd.	71,843	519,148
MultiChoice Group Ltd. (a)	19,224	172,620
Naspers Ltd. Class N	19,274	4,958,247
Nedbank Group Ltd.	15,821	294,256
Netcare Ltd.	76,603	128,412
Oceana Group Ltd.	1,996	9,767
Old Mutual Ltd.	219,646	350,920
PSG Group Ltd.	6,437	119,281
Rand Merchant Insurance Holdings Ltd.	41,470	100,392
Redefine Properties Ltd.	265,690	182,946
Remgro Ltd.	21,952	297,936
RMB Holdings Ltd.	33,916	197,924
Sanlam Ltd.	81,122	433,823
Sappi Ltd.	20,293	96,720
Sasol Ltd.	25,227	836,942
Shoprite Holdings Ltd.	19,483	234,722
Spar Group Ltd.	7,763	105,279
Standard Bank Group Ltd.	57,932	805,905
Tiger Brands Ltd.	7,717	134,029
Truworths International Ltd.	19,914	105,229
Vodacom Group Ltd.	27,333	220,345
Woolworths Holdings Ltd.	39,626	132,161

TOTAL SOUTH AFRICA		14,632,397

Spain - 1.9%
ACS Actividades de Construccion y Servicios SA	11,779	541,672
Aena Sme SA (b)	3,147	583,632
Amadeus IT Holding SA Class A	19,250	1,531,220
Banco Bilbao Vizcaya Argentaria SA	296,329	1,801,932
Banco de Sabadell SA	247,424	287,501
Banco Santander SA (Spain)	717,838	3,632,331
Bankia SA	58,577	161,950
Bankinter SA	29,072	232,098
CaixaBank SA	154,438	492,270
Cellnex Telecom SA (b)	8,990	276,481
Enagas SA	10,384	295,826
Endesa SA	13,234	329,669
Ferrovial SA	20,109	495,291
Gas Natural SDG SA	15,997	454,297
Grifols SA	12,019	333,508
Grifols SA ADR	12,256	234,580
Iberdrola SA	266,667	2,423,308
Inditex SA	46,737	1,413,773
International Consolidated Airlines Group SA	7,669	54,190
International Consolidated Airlines Group SA CDI	32,532	229,892
Merlin Properties Socimi SA	15,860	216,131
Red Electrica Corporacion SA	18,763	389,405
Repsol SA	57,784	980,519
Siemens Gamesa Renewable Energy SA	9,734	174,573
Telefonica SA	201,827	1,682,702

TOTAL SPAIN		19,248,751

Sweden - 1.9%
AarhusKarlshamn AB	7,893	128,290
Alfa Laval AB	13,364	310,201
ASSA ABLOY AB (B Shares)	43,756	935,397
Atlas Copco AB:
(A Shares)	29,024	905,964
(B Shares)	16,563	471,750
Axfood AB	3,851	70,687
Billerud AB	7,084	96,299
Boliden AB	12,299	366,017
Castellum AB	11,757	211,384
Dometic Group AB (b)	13,372	122,163
Electrolux AB (B Shares)	11,831	289,958
Elekta AB (B Shares)	15,624	185,316
Epiroc AB:
Class A	26,095	269,760
Class B	17,595	174,116
Essity AB Class B	26,729	792,539
Fabege AB	11,989	166,523
Fastighets AB Balder (a)	4,250	134,440
Getinge AB (B Shares)	9,275	130,677
H&M Hennes & Mauritz AB (B Shares)	36,176	631,233
Hexagon AB (B Shares)	11,624	635,045
HEXPOL AB (B Shares)	12,725	99,395
Holmen AB (B Shares)	4,216	88,663
Hufvudstaden AB Series A	4,502	75,018
Husqvarna AB (B Shares)	19,609	179,038
ICA Gruppen AB	2,977	107,721
Industrivarden AB:
(A Shares)	1,704	39,455
(C Shares)	13,053	293,753
Indutrade AB	3,957	120,984
Intrum Justitia AB	3,247	82,683
Investor AB (B Shares)	19,439	927,079
Kinnevik AB (B Shares)	10,815	315,164
Latour Investment AB Class B	6,380	90,342
Lifco AB	1,732	82,497
Loomis AB (B Shares)	3,340	123,571
Lundin Petroleum AB	7,864	256,101
Modern Times Group MTG AB (B Shares)	2,946	38,062
Nibe Industrier AB (B Shares)	17,746	238,593
Nordic Entertainment Group AB Class B (a)	2,946	75,443
Saab AB (B Shares)	3,933	129,474
Sandvik AB	48,771	903,160
Securitas AB (B Shares)	14,717	257,349
Skandinaviska Enskilda Banken AB (A Shares)	71,374	681,451
Skanska AB (B Shares)	16,391	285,436
SKF AB (B Shares)	17,375	322,514
SSAB Svenskt Stal AB (B Shares)	31,468	101,479
Svenska Cellulosa AB (SCA) (B Shares)	25,674	224,130
Svenska Handelsbanken AB (A Shares)	65,974	720,640
Swedbank AB (A Shares)	41,129	672,016
Swedish Match Co. AB	7,573	369,256
Swedish Orphan Biovitrum AB (a)	7,283	132,891
Tele2 AB (B Shares)	22,430	299,655
Telefonaktiebolaget LM Ericsson (B Shares)	123,118	1,217,905
TeliaSonera AB	117,445	500,378
Thule Group AB (b)	3,741	87,150
Trelleborg AB (B Shares)	10,632	175,840
Volvo AB (B Shares)	72,059	1,154,849
Wallenstam AB (B Shares)	6,329	60,908
Wihlborgs Fastigheter AB	5,035	66,989

TOTAL SWEDEN		18,624,791

Switzerland - 5.5%
ABB Ltd. (Reg.)	85,208	1,752,620
Adecco SA (Reg.)	7,626	437,974
Alcon, Inc. (a)	23,091	1,329,781
Baloise Holdings AG	2,111	361,726
Coca-Cola HBC AG	9,025	322,577
Compagnie Financiere Richemont SA Series A	23,093	1,688,152
Credit Suisse Group AG	107,524	1,429,951
Geberit AG (Reg.)	1,597	669,707
Givaudan SA	351	909,062
Julius Baer Group Ltd.	9,779	472,374
Kuehne & Nagel International AG	2,169	315,148
Lafargeholcim Ltd. (Reg.)	21,367	1,098,389
Lindt & Spruengli AG	4	303,450
Lindt & Spruengli AG (participation certificate)	52	345,748
Lonza Group AG	3,322	1,025,931
Nestle SA (Reg. S)	134,344	12,934,332
Novartis AG	112,745	9,238,336
Partners Group Holding AG	825	621,493
Roche Holding AG:
(Bearer)	1,786	467,292
(participation certificate)	30,493	8,045,986
Schindler Holding AG (participation certificate)	1,789	385,909
SGS SA (Reg.)	224	591,035
Sika AG	5,675	868,836
Sonova Holding AG Class B	2,301	464,062
Straumann Holding AG	474	382,661
Swatch Group AG (Bearer)	1,385	422,996
Swiss Life Holding AG	1,527	717,980
Swiss Prime Site AG	3,410	273,750
Swiss Re Ltd.	13,252	1,275,324
Swisscom AG	1,070	498,483
Temenos Group AG	2,634	437,901
UBS Group AG	168,792	2,263,647
Zurich Insurance Group Ltd.	6,543	2,086,286

TOTAL SWITZERLAND		54,438,899

Taiwan - 2.7%
Accton Technology Corp.	25,000	105,980
Acer, Inc.	144,000	97,625
Advantech Co. Ltd.	18,000	145,622
ASE Technology Holding Co. Ltd.	129,000	299,648
Asia Cement Corp.	115,000	155,370
ASUSTeK Computer, Inc.	31,000	236,748
AU Optronics Corp.	418,000	149,488
Catcher Technology Co. Ltd.	34,000	269,012
Cathay Financial Holding Co. Ltd.	363,000	525,083
Chang Hwa Commercial Bank	289,720	173,446
Cheng Shin Rubber Industry Co. Ltd.	100,000	133,487
Chicony Electronics Co. Ltd.	25,000	61,566
China Airlines Ltd.	94,000	29,810
China Development Finance Holding Corp.	660,000	212,511
China Life Insurance Co. Ltd.	125,120	104,057
China Petrochemical Development Corp. (a)	126,000	47,502
China Steel Corp.	534,000	431,147
China Synthetic Rubber Corp.	30,658	41,668
Chinatrust Financial Holding Co. Ltd.	847,000	579,705
Chipbond Technology Corp.	32,000	72,487
Chroma ATE, Inc.	19,000	90,690
Chunghwa Telecom Co. Ltd.	161,000	579,939
Compal Electronics, Inc.	155,000	100,066
CTCI Corp.	18,000	27,901
Delta Electronics, Inc.	86,000	452,236
E Ink Holdings, Inc.	28,000	33,480
E.SUN Financial Holdings Co. Ltd.	497,000	407,707
ECLAT Textile Co. Ltd.	10,000	142,386
Elan Microelectronics Corp.	13,000	35,169
Elite Material Co. Ltd.	15,000	48,152
EPISTAR Corp.	57,000	49,803
EVA Airways Corp.	110,328	54,089
Evergreen Marine Corp. (Taiwan)	73,723	32,326
Far Eastern Textile Ltd.	161,000	175,578
Far EasTone Telecommunications Co. Ltd.	72,000	176,610
Feng Tay Enterprise Co. Ltd.	19,000	154,019
First Financial Holding Co. Ltd.	444,420	317,114
Formosa Chemicals & Fibre Corp.	181,000	650,152
Formosa Petrochemical Corp.	78,000	289,010
Formosa Plastics Corp.	197,000	713,999
Formosa Taffeta Co. Ltd.	43,000	51,833
Foxconn Technology Co. Ltd.	43,000	96,292
Fubon Financial Holding Co. Ltd.	310,000	457,446
Giant Manufacturing Co. Ltd.	13,000	99,071
GlobalWafers Co. Ltd.	10,000	109,054
Great Wall Enterprise Co. Ltd.	34,490	39,175
Highwealth Construction Corp.	42,000	67,209
HIWIN Technologies Corp.	11,000	104,475
Hon Hai Precision Industry Co. Ltd. (Foxconn)	549,800	1,546,101
Hota Industrial Manufacturing Co. Ltd.	11,000	40,046
Hotai Motor Co. Ltd.	15,000	226,684
HTC Corp. (a)	36,000	48,696
Hua Nan Financial Holdings Co. Ltd.	382,890	250,287
Innolux Corp.	398,000	127,506
Inventec Corp.	137,000	109,948
King Yuan Electronics Co. Ltd.	42,000	38,871
Largan Precision Co. Ltd.	4,000	601,903
Lien Hwa Industrial Corp.	57,900	63,517
Lite-On Technology Corp.	87,000	122,609
Macronix International Co. Ltd.	88,340	68,466
Makalot Industrial Co. Ltd.	9,000	62,035
MediaTek, Inc.	68,000	650,249
Mega Financial Holding Co. Ltd.	463,000	444,241
Merida Industry Co. Ltd.	10,000	58,249
Merry Electronics Co. Ltd.	10,064	57,970
Micro-Star International Co. Ltd.	28,000	77,561
Nan Ya Plastics Corp.	239,000	604,035
Nanya Technology Corp.	44,000	93,120
Nien Made Enterprise Co. Ltd.	6,000	46,987
Novatek Microelectronics Corp.	27,000	176,057
OBI Pharma, Inc. (a)	7,000	35,224
OBI Pharma, Inc. rights 6/10/19 (a)	454	301
Pegatron Corp.	90,000	169,795
PharmaEssentia Corp. (a)	10,000	46,275
Phison Electronics Corp.	7,000	65,805
Pou Chen Corp.	99,000	120,298
Powertech Technology, Inc.	38,000	94,686
President Chain Store Corp.	25,000	232,995
Qisda Corp.	52,000	33,066
Quanta Computer, Inc.	125,000	239,467
Radiant Opto-Electronics Corp.	19,000	63,944
Realtek Semiconductor Corp.	18,000	121,740
Ruentex Development Co. Ltd.	34,800	47,748
Ruentex Industries Ltd.	17,600	42,032
Shin Kong Financial Holding Co. Ltd.	441,843	124,966
Simplo Technology Co. Ltd.	6,000	50,870
Sino-American Silicon Products, Inc.	25,000	54,042
Sinopac Holdings Co.	413,180	159,111
St.Shine Optical Co. Ltd.	1,000	18,640
Synnex Technology International Corp.	64,000	79,736
Ta Chen Stainless Pipe Co. Ltd.	36,000	51,084
TaiMed Biologics, Inc. (a)	8,000	40,645
Taishin Financial Holdings Co. Ltd.	395,349	179,111
Taiwan Business Bank	199,840	82,453
Taiwan Cement Corp.	195,000	265,031
Taiwan Cooperative Financial Holding Co. Ltd.	395,890	262,628
Taiwan Fertilizer Co. Ltd.	37,000	53,820
Taiwan High Speed Rail Corp.	81,000	98,557
Taiwan Mobile Co. Ltd.	72,000	263,284
Taiwan Semiconductor Manufacturing Co. Ltd.	820,000	6,884,524
Tatung Co. Ltd. (a)	77,000	59,304
TCI Co. Ltd.	3,000	44,754
TECO Electric & Machinery Co. Ltd.	90,000	67,277
Tripod Technology Corp.	23,000	73,610
Unified-President Enterprises Corp.	212,000	503,553
Unimicron Technology Corp.	61,000	68,004
United Microelectronics Corp.	509,000	221,941
Vanguard International Semiconductor Corp.	33,000	73,151
Walsin Lihwa Corp.	119,000	66,620
Walsin Technology Corp.	12,000	73,393
Win Semiconductors Corp.	17,000	113,876
Winbond Electronics Corp.	87,000	45,186
Wistron Corp.	133,000	110,181
WPG Holding Co. Ltd.	60,040	79,174
Yageo Corp.	13,000	128,099
Yuanta Financial Holding Co. Ltd.	532,000	308,161

TOTAL TAIWAN		26,960,243

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	44,200	263,116
Advanced Information Service PCL NVDR	7,400	44,051
Airports of Thailand PCL (For. Reg.)	175,600	376,865
B. Grimm Power PCL	38,600	40,816
Bangkok Bank PCL	16,600	105,578
Bangkok Chain Hospital PCL	26,200	14,940
Bangkok Dusit Medical Services PCL	54,200	43,302
Bangkok Dusit Medical Services PCL (For. Reg.)	142,700	114,008
Bangkok Expressway and Metro PCL	280,700	95,861
Bangkok Expressway and Metro PCL	133,200	45,489
Banpu PCL (For. Reg.)	90,200	46,347
Berli Jucker PCL	23,700	38,241
Berli Jucker PCL (For. Reg)	41,500	66,962
BTS Group Holdings PCL	275,100	101,705
Bumrungrad Hospital PCL (For. Reg.)	13,700	75,974
C.P. ALL PCL	17,800	43,221
C.P. ALL PCL (For. Reg.)	176,100	427,595
Central Pattana PCL (For. Reg.)	48,200	114,016
Central Plaza Hotel PCL	15,900	21,296
Charoen Pokphand Foods PCL	53,000	45,249
Charoen Pokphand Foods PCL (For. Reg.)	121,300	103,562
Delta Electronics PCL	22,100	51,758
Electricity Generating PCL (For. Reg.)	10,400	96,449
Energy Absolute PCL	77,800	135,893
Global Power Synergy Public Co. Ltd.	51,700	100,833
Glow Energy PCL (For. Reg.)	16,600	47,588
Gulf Energy Development PCL	17,600	57,624
Gulf Energy Development PCL	28,800	94,293
Hana Microelectronics PCL (For. Reg.)	36,500	37,166
Home Product Center PCL (For. Reg.)	147,900	72,751
Indorama Ventures PCL (For. Reg.)	87,100	124,848
Intouch Holdings PCL (For. Reg.)	56,500	105,326
IRPC PCL (For. Reg.)	395,100	69,940
Kasikornbank PCL	26,700	159,778
Kasikornbank PCL (For. Reg.)	26,900	160,553
Kiatnakin Bank PCL (For. Reg.)	18,800	38,875
Krung Thai Bank PCL (For. Reg.)	123,300	73,012
Krungthai Card PCL	32,800	41,620
Krungthai Card PCL (For. Reg.)	20,700	26,266
Land & House PCL (For. Reg.)	139,900	49,092
Minor International PCL (For. Reg.)	93,900	110,323
Muangthai Leasing PCL	17,500	28,237
PTT Exploration and Production PCL (For. Reg.)	58,000	242,594
PTT Global Chemical PCL (For. Reg.)	67,400	145,179
PTT PCL	55,700	85,075
PTT PCL:
(For. Reg.)	285,200	435,607
NVDR	54,200	82,784
Ratchaburi Electric Generating Holding PCL (For. Reg.)	24,900	48,563
Robinsons Department Store PCL (For. Reg.)	27,100	49,458
Siam Cement PCL	3,100	44,872
Siam Cement PCL (For. Reg.)	10,200	147,643
Siam Commercial Bank PCL	15,700	64,438
Siam Commercial Bank PCL (For. Reg.)	55,400	227,380
Siam Global House PCL	78,470	42,533
Srisawad Corp. PCL	22,000	37,738
Thai Beverage PCL	412,100	254,514
Thai Oil PCL (For. Reg.)	37,800	82,013
Thai Union Frozen Products PCL (For. Reg.)	90,100	53,353
Thanachart Capital PCL (For. Reg.)	29,400	48,820
TISCO Financial Group PCL	16,500	43,295
TMB PCL (For. Reg.)	859,100	54,371
Total Access Communication PCL (For. Reg.)	20,800	33,073
True Corp. PCL (For. Reg.)	420,400	67,833
VGI Global Media PCL	159,100	48,103
WHA Corp. PCL	154,600	21,216

TOTAL THAILAND		6,270,874

Turkey - 0.2%
Akbank TAS	138,569	142,124
Anadolu Efes Biracilik Ve Malt Sanayii A/S	8,285	27,520
Arcelik A/S (a)	7,498	23,046
Aselsan A/S	16,450	56,351
Bim Birlesik Magazalar A/S JSC	12,923	179,868
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	173,683	43,953
Enka Insaat ve Sanayi A/S	60,958	54,860
Eregli Demir ve Celik Fabrikalari T.A.S.	63,384	97,303
Ford Otomotiv Sanayi A/S	1,714	15,138
Haci Omer Sabanci Holding A/S	45,519	58,740
Koc Holding A/S	42,187	114,537
Petkim Petrokimya Holding A/S	26,410	19,785
Soda Sanayii AS	25,979	33,786
TAV Havalimanlari Holding A/S	11,244	47,675
Tekfen Holding A/S	6,725	30,002
Tupras Turkiye Petrol Rafinerileri A/S	5,762	119,066
Turk Hava Yollari AO (a)	29,489	70,721
Turk Sise ve Cam Fabrikalari A/S	12,756	13,041
Turkcell Iletisim Hizmet A/S	40,626	85,107
Turkiye Garanti Bankasi A/S	81,620	111,756
Turkiye Halk Bankasi A/S	26,013	25,503
Turkiye Is Bankasi A/S Series C	93,868	84,321
Turkiye Vakiflar Bankasi TAO	47,663	32,271
Ulker Biskuvi Sanayi A/S	11,675	37,215
Yapi ve Kredi Bankasi A/S (a)	9,658	3,350

TOTAL TURKEY		1,527,039

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC	84,666	227,734
DP World Ltd.	6,840	136,800
Dubai Islamic Bank Pakistan Ltd. (a)	61,361	86,366
Emaar Properties PJSC	154,586	202,010
Emirates Telecommunications Corp.	75,802	344,634
National Bank of Abu Dhabi PJSC (a)	120,674	525,648

TOTAL UNITED ARAB EMIRATES		1,523,192

United Kingdom - 10.8%
3i Group PLC	42,748	596,733
Admiral Group PLC	11,947	343,359
Amarin Corp. PLC ADR (a)	12,212	228,364
Anglo American PLC (United Kingdom)	62,127	1,605,204
Antofagasta PLC	15,963	189,007
Ashtead Group PLC	21,764	602,229
Associated British Foods PLC	15,707	524,133
AstraZeneca PLC (United Kingdom)	55,862	4,161,708
Atlassian Corp. PLC (a)	5,025	553,504
Auto Trader Group PLC (b)	42,994	317,827
Aviva PLC	174,382	979,352
Babcock International Group PLC	21,377	146,347
BAE Systems PLC	141,848	911,697
Barclays PLC	702,708	1,508,016
Barratt Developments PLC	44,747	351,151
Beazley PLC	24,429	183,487
Bellway PLC	5,663	229,807
Berkeley Group Holdings PLC	6,343	310,669
BHP Billiton PLC	93,046	2,196,311
BP PLC	875,961	6,369,729
British American Tobacco PLC (United Kingdom)	100,690	3,941,907
British Land Co. PLC	43,057	333,509
BT Group PLC	385,349	1,149,887
BTG PLC (a)	16,188	176,367
Bunzl PLC	14,633	440,590
Burberry Group PLC	17,944	471,957
Carnival PLC	8,789	465,945
Centrica PLC	246,666	342,907
Cobham PLC (a)	99,598	149,747
Coca-Cola European Partners PLC	10,231	548,279
Compass Group PLC	70,280	1,599,141
Croda International PLC	6,097	411,915
Derwent London PLC	5,013	207,221
Diageo PLC	106,246	4,479,088
Direct Line Insurance Group PLC	61,193	262,847
DS Smith PLC	57,706	268,638
easyJet PLC	10,981	166,604
Evraz PLC	15,183	124,256
G4S PLC (United Kingdom)	70,873	199,809
GlaxoSmithKline PLC	218,225	4,483,045
GW Pharmaceuticals PLC ADR (a)(e)	1,255	212,484
Halma PLC	15,817	371,154
Hammerson PLC	32,096	134,725
Hargreaves Lansdown PLC	11,506	338,636
HomeServe PLC	13,036	184,439
Howden Joinery Group PLC	26,219	173,683
HSBC Holdings PLC (United Kingdom)	892,757	7,778,559
IMI PLC	11,665	159,793
Imperial Tobacco Group PLC	42,468	1,349,015
Informa PLC	53,784	546,346
InterContinental Hotel Group PLC	8,443	546,961
Intermediate Capital Group PLC	12,556	193,529
International Game Technology PLC	4,213	61,636
Intertek Group PLC	7,007	488,836
Investec PLC	31,417	198,694
ITV PLC	164,889	293,818
J Sainsbury PLC	77,130	223,785
John Wood Group PLC	29,775	182,679
Johnson Matthey PLC	8,555	372,266
Just Eat Holding Ltd. (a)	24,820	226,233
Kingfisher PLC	96,113	331,416
Land Securities Group PLC	32,513	391,324
Legal & General Group PLC	261,173	947,465
Lloyds Banking Group PLC	3,138,851	2,567,064
London Stock Exchange Group PLC	13,914	912,248
Marks & Spencer Group PLC	74,201	276,789
Meggitt PLC	31,553	223,994
Melrose Industries PLC	207,778	547,846
Micro Focus International PLC	15,445	390,278
Mondi PLC	16,300	357,194
National Grid PLC	161,427	1,759,997
Next PLC	6,029	453,312
Ocado Group PLC (a)	25,801	458,406
Pearson PLC	33,927	367,527
Pennon Group PLC	17,029	166,233
Persimmon PLC	13,717	399,953
Phoenix Group Holdings PLC	24,078	226,848
Prudential PLC	113,833	2,586,443
Reckitt Benckiser Group PLC	32,443	2,624,847
RELX PLC (London Stock Exchange)	90,442	2,074,501
Rentokil Initial PLC	81,940	416,714
Rightmove PLC	37,927	267,364
Rio Tinto PLC	49,470	2,886,034
Rolls-Royce Holdings PLC	84,135	1,007,562
Royal Bank of Scotland Group PLC	200,081	626,521
Royal Dutch Shell PLC:
Class A (United Kingdom)	208,666	6,648,395
Class B (United Kingdom)	153,197	4,944,182
RPC Group PLC	17,163	176,583
RSA Insurance Group PLC	46,971	331,976
Sage Group PLC	48,132	455,291
Schroders PLC	5,324	219,869
Scottish & Southern Energy PLC	46,229	691,707
Segro PLC	44,393	392,715
Severn Trent PLC	10,472	278,026
Smith & Nephew PLC	38,218	738,849
Smiths Group PLC	17,692	351,246
Spectris PLC	5,453	195,402
Spirax-Sarco Engineering PLC	3,055	328,657
SSP Group PLC	18,812	170,735
St. James's Place Capital PLC	23,575	344,769
Standard Chartered PLC (United Kingdom)	122,259	1,115,980
Standard Life PLC	108,949	396,232
Tate & Lyle PLC	19,949	199,680
Taylor Wimpey PLC	143,934	340,470
Tesco PLC	427,380	1,394,387
The Weir Group PLC	11,346	245,526
Travis Perkins PLC	10,473	190,854
Tullow Oil PLC	61,534	180,781
Unilever PLC	51,987	3,151,197
United Utilities Group PLC	29,536	319,212
Vodafone Group PLC	1,178,910	2,186,730
Whitbread PLC	7,967	463,348
WM Morrison Supermarkets PLC	107,521	302,708

TOTAL UNITED KINGDOM		106,592,951

United States of America - 0.1%
KLA-Tencor Corp. (d)	428	54,561
Kolon TissueGene, Inc. unit (a)	911	12,718
Stratasys Ltd. (a)	2,259	52,522
Yum China Holdings, Inc.	17,019	809,083

TOTAL UNITED STATES OF AMERICA		928,884

TOTAL COMMON STOCKS
(Cost $923,784,541)		955,599,293

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.7%
Azul SA (a)	10,700	92,780
Banco Bradesco SA (PN)	181,560	1,647,473
Bradespar SA (PN)	11,400	92,744
Braskem SA (PN-A)	9,100	110,887
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	10,400	91,903
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	6,500	159,968
Companhia Energetica de Minas Gerais (CEMIG) (PN)	46,800	175,928
Gerdau SA	50,400	181,878
Itau Unibanco Holding SA	215,250	1,857,108
Itausa-Investimentos Itau SA (PN)	203,400	617,810
Lojas Americanas SA (PN)	36,600	146,732
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	196,100	1,355,811
Telefonica Brasil SA	16,200	192,404

TOTAL BRAZIL		6,723,426

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	3,823	136,308
Colombia - 0.1%
Bancolombia SA (PN)	21,721	274,767
Grupo Aval Acciones y Valores SA	174,545	67,211

TOTAL COLOMBIA		341,978

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	2,079	153,433
Henkel AG & Co. KGaA	8,717	882,275
Porsche Automobil Holding SE (Germany)	6,608	459,373
Sartorius AG (non-vtg.)	1,546	282,988
Volkswagen AG	8,115	1,411,141

TOTAL GERMANY		3,189,210

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	420,623	219,638
Korea (South) - 0.1%
CJ Corp. (a)(c)	48	1,512
Hyundai Motor Co.	207	14,405
Hyundai Motor Co. Series 2	2,366	177,855
LG Chemical Ltd.	307	52,881
Samsung Electronics Co. Ltd.	33,366	1,066,327

TOTAL KOREA (SOUTH)		1,312,980

Russia - 0.1%
AK Transneft OAO	68	176,688
Sberbank of Russia	40,400	123,963
Surgutneftegas OJSC	419,600	254,169

TOTAL RUSSIA		554,820

United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)	5,973,585	7,790
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $12,146,492)		12,486,150

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 2.49% (f)	13,185,485	13,188,122
Fidelity Securities Lending Cash Central Fund 2.49% (f)(g)	689,956	690,025
TOTAL MONEY MARKET FUNDS
(Cost $13,877,958)		13,878,147
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $949,808,991)		981,963,590
NET OTHER ASSETS (LIABILITIES) - 0.8%		8,242,414
NET ASSETS - 100%		$990,206,004

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	154	June 2019	$14,760,900	$172,948	$172,948
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	105	June 2019	5,671,050	65,822	65,822
TME S&P/TSX 60 Index Contracts (Canada)	10	June 2019	1,483,019	18,594	18,594
TOTAL FUTURES CONTRACTS					$257,364

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,845,497 or 0.9% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$570,230
Fidelity Securities Lending Cash Central Fund	5,000
Total	$575,230

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$63,279,556	$22,753,129	$40,526,427	$--
Consumer Discretionary	110,544,008	78,144,673	32,399,335	--
Consumer Staples	93,481,193	49,127,119	44,354,074	--
Energy	66,376,635	33,360,026	33,016,609	--
Financials	211,029,183	133,325,875	77,701,774	1,534
Health Care	78,702,342	35,608,166	43,094,176	--
Industrials	122,611,397	89,784,636	32,825,249	1,512
Information Technology	85,714,018	61,844,094	23,869,924	--
Materials	71,775,361	47,866,686	23,908,675	--
Real Estate	35,132,970	34,417,708	715,262	0
Utilities	29,438,780	21,157,876	8,280,904	--
Money Market Funds	13,878,147	13,878,147	--	--
Total Investments in Securities:	$981,963,590	$621,268,135	$360,692,409	$3,046
Derivative Instruments:
Assets
Futures Contracts	$257,364	$257,364	$--	$--
Total Assets	$257,364	$257,364	$--	$--
Total Derivative Instruments:	$257,364	$257,364	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$257,364	$0
Total Equity Risk	257,364	0
Total Value of Derivatives	$257,364	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ International Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $661,694) — See accompanying schedule: Unaffiliated issuers (cost $935,931,033)	$968,085,443
Fidelity Central Funds (cost $13,877,958)	13,878,147
Total Investment in Securities (cost $949,808,991)		$981,963,590
Segregated cash with brokers for derivative instruments		823,657
Cash		21,957
Foreign currency held at value (cost $7,594,384)		7,606,736
Receivable for fund shares sold		4,590,613
Dividends receivable		3,449,695
Distributions receivable from Fidelity Central Funds		61,309
Other receivables		46
Total assets		998,517,603
Liabilities
Payable for investments purchased
Regular delivery	$255,931
Delayed delivery	6,765,507
Payable for fund shares redeemed	422,167
Payable for daily variation margin on futures contracts	5,970
Other payables and accrued expenses	171,999
Collateral on securities loaned	690,025
Total liabilities		8,311,599
Net Assets		$990,206,004
Net Assets consist of:
Paid in capital		$951,647,130
Total distributable earnings (loss)		38,558,874
Net Assets, for 99,898,682 shares outstanding		$990,206,004
Net Asset Value, offering price and redemption price per share ($990,206,004 ÷ 99,898,682 shares)		$9.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$11,147,167
Interest		27,427
Income from Fidelity Central Funds		575,230
Income before foreign taxes withheld		11,749,824
Less foreign taxes withheld		(1,225,890)
Total income		10,523,934
Expenses
Independent trustees' fees and expenses	$1,485
Total expenses before reductions	1,485
Expense reductions	(656)
Total expenses after reductions		829
Net investment income (loss)		10,523,105
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,946,208)
Fidelity Central Funds	(189)
Foreign currency transactions	(264,025)
Futures contracts	2,193,037
Total net realized gain (loss)		(17,385)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $171,787)	59,496,115
Fidelity Central Funds	189
Assets and liabilities in foreign currencies	(17,666)
Futures contracts	113,761
Total change in net unrealized appreciation (depreciation)		59,592,399
Net gain (loss)		59,575,014
Net increase (decrease) in net assets resulting from operations		$70,098,119

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	For the period August 2, 2018 (commencement of operations) to October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,523,105	$1,581,738
Net realized gain (loss)	(17,385)	(2,391,214)
Change in net unrealized appreciation (depreciation)	59,592,399	(27,380,553)
Net increase (decrease) in net assets resulting from operations	70,098,119	(28,190,029)
Distributions to shareholders	(3,263,555)	–
Share transactions
Proceeds from sales of shares	606,073,461	462,386,169
Reinvestment of distributions	3,048,245	–
Cost of shares redeemed	(79,722,394)	(40,224,012)
Net increase (decrease) in net assets resulting from share transactions	529,399,312	422,162,157
Total increase (decrease) in net assets	596,233,876	393,972,128
Net Assets
Beginning of period	393,972,128	–
End of period	$990,206,004	$393,972,128
Other Information
Shares
Sold	65,004,172	47,322,476
Issued in reinvestment of distributions	343,203	–
Redeemed	(8,614,242)	(4,156,927)
Net increase (decrease)	56,733,133	43,165,549

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO International Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.13	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.06
Net realized and unrealized gain (loss)	.70	(.93)
Total from investment operations	.84	(.87)
Distributions from net investment income	(.06)	–
Total distributions	(.06)	–
Net asset value, end of period	$9.91	$9.13
Total ReturnC,D	9.25%	(8.70)%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	- %H
Expenses net of fee waivers, if anyG	- %H	- %H
Expenses net of all reductionsG	- %H	- %H
Net investment income (loss)	3.07%H	2.42%H
Supplemental Data
Net assets, end of period (000 omitted)	$990,206	$393,972
Portfolio turnover rateI	9%H	0%J,K

 A For the period August 2, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Large Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Microsoft Corp.	3.9
Apple, Inc.	3.5
Amazon.com, Inc.	3.1
Facebook, Inc. Class A	1.8
Berkshire Hathaway, Inc. Class B	1.7
JPMorgan Chase & Co.	1.5
Johnson & Johnson	1.5
Alphabet, Inc. Class C	1.4
Alphabet, Inc. Class A	1.4
Exxon Mobil Corp.	1.3
21.1

Top Market Sectors as of April 30, 2019

% of fund's net assets
Information Technology	22.2
Health Care	13.4
Financials	13.2
Communication Services	10.1
Consumer Discretionary	9.9
Industrials	9.1
Consumer Staples	6.8
Energy	5.1
Utilities	3.2
Real Estate	2.9

Asset Allocation (% of fund's net assets)

As of April 30, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.5%

Fidelity ZERO℠ Large Cap Index Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	187,668	$5,810,201
CenturyLink, Inc.	24,534	280,178
Verizon Communications, Inc.	106,544	6,093,251
		12,183,630
Entertainment - 1.8%
Activision Blizzard, Inc.	19,678	948,676
Electronic Arts, Inc. (a)	7,792	737,513
Netflix, Inc. (a)	11,245	4,166,722
Take-Two Interactive Software, Inc. (a)	2,938	284,487
The Walt Disney Co.	38,387	5,257,867
Viacom, Inc.:
Class A	442	15,315
Class B (non-vtg.)	8,873	256,518
		11,667,098
Interactive Media & Services - 4.8%
Alphabet, Inc.:
Class A (a)	7,698	9,229,594
Class C (a)	7,944	9,441,285
Facebook, Inc. Class A (a)	61,948	11,980,743
IAC/InterActiveCorp (a)	2,004	450,579
Twitter, Inc. (a)	18,648	744,242
		31,846,443
Media - 1.6%
CBS Corp. Class B	8,686	445,331
Charter Communications, Inc. Class A (a)	4,545	1,687,059
Comcast Corp. Class A	117,067	5,095,927
Discovery Communications, Inc.:
Class A (a)	4,038	124,774
Class C (non-vtg.) (a)	9,295	267,324
Fox Corp.:
Class A (a)	9,031	352,119
Class B (a)	4,245	163,433
Interpublic Group of Companies, Inc.	9,929	228,367
Liberty Broadband Corp.:
Class A (a)	679	66,807
Class C (a)	3,935	388,424
Liberty Global PLC:
Class A (a)	5,291	142,910
Class C (a)	15,339	401,115
Liberty Media Corp.:
Liberty Braves Class C (a)	897	25,251
Liberty Formula One Group Series C (a)	5,243	203,481
Liberty Media Class A (a)	656	24,771
Liberty SiriusXM Series A (a)	2,134	85,232
Liberty SiriusXM Series C (a)	4,056	162,889
Omnicom Group, Inc.	5,781	462,653
		10,327,867
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	8,096	590,927

TOTAL COMMUNICATION SERVICES		66,615,965

CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.2%
Aptiv PLC	6,801	582,846
BorgWarner, Inc.	5,398	225,474
Lear Corp.	1,641	234,663
		1,042,983
Automobiles - 0.5%
Ford Motor Co.	100,760	1,052,942
General Motors Co.	33,851	1,318,496
Tesla, Inc. (a)(b)	3,498	834,938
		3,206,376
Distributors - 0.1%
Genuine Parts Co.	3,785	388,114
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	10,326	566,484
Chipotle Mexican Grill, Inc. (a)	630	433,465
Darden Restaurants, Inc.	3,200	376,320
Domino's Pizza, Inc.	1,073	290,332
Hilton Worldwide Holdings, Inc.	7,647	665,213
Las Vegas Sands Corp.	9,496	636,707
Marriott International, Inc. Class A	7,300	995,866
McDonald's Corp.	19,877	3,927,099
MGM Mirage, Inc.	12,917	343,980
Norwegian Cruise Line Holdings Ltd. (a)	5,677	320,126
Royal Caribbean Cruises Ltd.	4,419	534,434
Starbucks Corp.	31,988	2,484,828
Wynn Resorts Ltd.	2,524	364,592
Yum! Brands, Inc.	8,052	840,548
		12,779,994
Household Durables - 0.2%
D.R. Horton, Inc.	8,839	391,656
Lennar Corp.:
Class A	7,438	386,999
Class B	553	23,071
Newell Brands, Inc.	11,091	159,489
NVR, Inc. (a)	87	274,266
Whirlpool Corp.	1,649	228,914
		1,464,395
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (a)	10,591	20,403,773
eBay, Inc.	23,339	904,386
Expedia, Inc.	3,055	396,661
Liberty Interactive Corp. QVC Group Series A (a)	10,847	184,941
The Booking Holdings, Inc. (a)	1,195	2,216,713
		24,106,474
Leisure Products - 0.0%
Hasbro, Inc.	3,006	306,191
Multiline Retail - 0.4%
Dollar General Corp.	6,777	854,512
Dollar Tree, Inc. (a)	6,136	682,814
Kohl's Corp.	4,260	302,886
Target Corp.	13,455	1,041,686
		2,881,898
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	1,880	312,682
AutoZone, Inc. (a)	650	668,402
Best Buy Co., Inc.	6,038	449,288
Burlington Stores, Inc. (a)	1,739	293,734
CarMax, Inc. (a)(b)	4,504	350,681
Home Depot, Inc.	29,124	5,932,559
Lowe's Companies, Inc.	20,703	2,342,337
O'Reilly Automotive, Inc. (a)	2,065	781,747
Ross Stores, Inc.	9,627	940,173
Tiffany & Co., Inc.	2,799	301,788
TJX Companies, Inc.	31,906	1,751,001
Tractor Supply Co.	3,149	325,922
Ulta Beauty, Inc. (a)	1,453	507,068
		14,957,382
Textiles, Apparel & Luxury Goods - 0.7%
lululemon athletica, Inc. (a)	2,719	479,496
NIKE, Inc. Class B	32,826	2,883,108
Tapestry, Inc.	7,485	241,541
VF Corp.	8,391	792,194
		4,396,339

TOTAL CONSUMER DISCRETIONARY		65,530,146

CONSUMER STAPLES - 6.8%
Beverages - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	4,284	906,794
Molson Coors Brewing Co. Class B	4,833	310,230
Monster Beverage Corp. (a)	10,267	611,913
PepsiCo, Inc.	36,397	4,660,636
The Coca-Cola Co.	98,778	4,846,049
		11,335,622
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	11,299	2,774,243
Kroger Co.	20,578	530,501
Sysco Corp.	12,331	867,732
Walgreens Boots Alliance, Inc.	20,731	1,110,560
Walmart, Inc.	36,705	3,774,742
		9,057,778
Food Products - 1.1%
Archer Daniels Midland Co.	14,460	644,916
Conagra Brands, Inc.	12,527	385,581
General Mills, Inc.	15,374	791,300
Hormel Foods Corp.	7,031	280,818
Kellogg Co.	6,535	394,061
Lamb Weston Holdings, Inc.	3,780	264,789
McCormick & Co., Inc. (non-vtg.)	3,140	483,466
Mondelez International, Inc.	37,487	1,906,214
The Hershey Co.	3,616	451,458
The J.M. Smucker Co.	2,935	359,919
The Kraft Heinz Co.	16,044	533,303
Tyson Foods, Inc. Class A	7,610	570,826
		7,066,651
Household Products - 1.6%
Church & Dwight Co., Inc.	6,349	475,858
Clorox Co.	3,292	525,831
Colgate-Palmolive Co.	22,366	1,628,021
Kimberly-Clark Corp.	8,930	1,146,433
Procter & Gamble Co.	64,239	6,840,169
		10,616,312
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	5,670	974,163
Tobacco - 0.9%
Altria Group, Inc.	48,450	2,632,289
Philip Morris International, Inc.	40,082	3,469,498
		6,101,787

TOTAL CONSUMER STAPLES		45,152,313

ENERGY - 5.1%
Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co. Class A	13,235	317,905
Halliburton Co.	22,591	640,003
National Oilwell Varco, Inc.	9,892	258,577
Schlumberger Ltd.	35,707	1,523,975
TechnipFMC PLC	10,977	269,924
		3,010,384
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	13,004	947,341
Apache Corp.	9,790	322,189
Cabot Oil & Gas Corp.	11,123	287,974
Cheniere Energy, Inc. (a)	5,696	366,538
Chevron Corp.	49,270	5,915,356
Concho Resources, Inc.	5,164	595,822
ConocoPhillips Co.	29,686	1,873,780
Devon Energy Corp.	12,077	388,155
Diamondback Energy, Inc.	3,978	423,219
EOG Resources, Inc.	14,954	1,436,332
Exxon Mobil Corp.	109,169	8,764,087
Hess Corp.	6,419	411,586
HollyFrontier Corp.	4,116	196,457
Kinder Morgan, Inc.	48,939	972,418
Marathon Oil Corp.	21,444	365,406
Marathon Petroleum Corp.	17,815	1,084,399
Noble Energy, Inc.	12,381	335,030
Occidental Petroleum Corp.	19,470	1,146,394
ONEOK, Inc.	10,608	720,601
Phillips 66 Co.	10,940	1,031,314
Pioneer Natural Resources Co.	4,396	731,758
Targa Resources Corp.	5,855	235,078
The Williams Companies, Inc.	31,215	884,321
Valero Energy Corp.	10,942	992,002
		30,427,557

TOTAL ENERGY		33,437,941

FINANCIALS - 13.2%
Banks - 5.5%
Bank of America Corp.	235,342	7,196,758
BB&T Corp.	19,871	1,017,395
Citigroup, Inc.	62,971	4,452,050
Citizens Financial Group, Inc.	12,069	436,898
Comerica, Inc.	4,174	328,035
Fifth Third Bancorp	16,910	487,346
First Republic Bank	4,222	445,928
Huntington Bancshares, Inc.	27,387	381,227
JPMorgan Chase & Co.	85,744	9,950,591
KeyCorp	26,686	468,339
M&T Bank Corp.	3,619	615,483
PNC Financial Services Group, Inc.	11,897	1,629,056
Regions Financial Corp.	26,676	414,278
SunTrust Banks, Inc.	11,586	758,651
SVB Financial Group (a)	1,374	345,863
U.S. Bancorp	39,167	2,088,384
Wells Fargo & Co.	109,238	5,288,212
Zions Bancorp NA	4,975	245,417
		36,549,911
Capital Markets - 2.7%
Ameriprise Financial, Inc.	3,594	527,491
Bank of New York Mellon Corp.	23,455	1,164,775
BlackRock, Inc. Class A	3,131	1,519,286
Cboe Global Markets, Inc.	2,895	294,161
Charles Schwab Corp.	30,991	1,418,768
CME Group, Inc.	9,224	1,650,174
E*TRADE Financial Corp.	6,564	332,532
Franklin Resources, Inc.	7,674	265,444
Goldman Sachs Group, Inc.	8,920	1,836,806
IntercontinentalExchange, Inc.	14,684	1,194,543
Moody's Corp.	4,298	845,073
Morgan Stanley	33,709	1,626,459
MSCI, Inc.	2,270	511,613
Northern Trust Corp.	5,709	562,622
Raymond James Financial, Inc.	3,332	305,111
S&P Global, Inc.	6,469	1,427,450
State Street Corp.	9,788	662,256
T. Rowe Price Group, Inc.	6,206	667,145
TD Ameritrade Holding Corp.	6,960	365,957
The NASDAQ OMX Group, Inc.	2,959	272,820
		17,450,486
Consumer Finance - 0.7%
Ally Financial, Inc.	10,675	317,154
American Express Co.	18,060	2,117,174
Capital One Financial Corp.	12,213	1,133,733
Discover Financial Services	8,664	706,029
Synchrony Financial	17,052	591,193
		4,865,283
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	50,159	10,869,957
Insurance - 2.5%
AFLAC, Inc.	19,631	989,010
Alleghany Corp. (a)	379	248,958
Allstate Corp.	8,883	879,950
American International Group, Inc.	22,813	1,085,214
Aon PLC	6,210	1,118,669
Arch Capital Group Ltd. (a)	10,438	352,596
Arthur J. Gallagher & Co.	4,737	396,108
Chubb Ltd.	11,881	1,725,121
Cincinnati Financial Corp.	3,903	375,391
Everest Re Group Ltd.	1,038	244,449
FNF Group	7,106	283,885
Hartford Financial Services Group, Inc.	9,255	484,129
Lincoln National Corp.	5,512	367,761
Loews Corp.	7,131	365,749
Markel Corp. (a)	358	383,601
Marsh & McLennan Companies, Inc.	12,988	1,224,639
MetLife, Inc.	25,450	1,174,009
Principal Financial Group, Inc.	6,790	388,116
Progressive Corp.	15,036	1,175,063
Prudential Financial, Inc.	10,651	1,125,917
Reinsurance Group of America, Inc.	1,624	246,052
The Travelers Companies, Inc.	6,831	981,956
Torchmark Corp.	2,657	232,913
Willis Group Holdings PLC	3,351	617,723
		16,466,979
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	13,668	243,154
Annaly Capital Management, Inc.	35,779	361,010
		604,164

TOTAL FINANCIALS		86,806,780

HEALTH CARE - 13.4%
Biotechnology - 2.3%
AbbVie, Inc.	38,787	3,079,300
Alexion Pharmaceuticals, Inc. (a)	5,753	783,156
Amgen, Inc.	16,431	2,946,407
Biogen, Inc. (a)	5,196	1,191,131
BioMarin Pharmaceutical, Inc. (a)	4,591	392,668
Celgene Corp. (a)	18,031	1,706,814
Exact Sciences Corp. (a)	3,170	312,847
Gilead Sciences, Inc.	33,357	2,169,539
Incyte Corp. (a)	4,554	349,747
Regeneron Pharmaceuticals, Inc. (a)	2,001	686,623
Sarepta Therapeutics, Inc. (a)	1,710	199,967
Vertex Pharmaceuticals, Inc. (a)	6,589	1,113,409
		14,931,608
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	45,285	3,602,875
Abiomed, Inc. (a)	1,162	322,350
Align Technology, Inc. (a)	1,877	609,424
Baxter International, Inc.	12,761	973,664
Becton, Dickinson & Co.	6,917	1,665,199
Boston Scientific Corp. (a)	35,681	1,324,479
Danaher Corp.	15,903	2,106,193
Dentsply Sirona, Inc.	5,742	293,588
DexCom, Inc. (a)	2,291	277,371
Edwards Lifesciences Corp. (a)	5,390	949,017
Hologic, Inc. (a)	6,947	322,202
IDEXX Laboratories, Inc. (a)	2,224	515,968
Intuitive Surgical, Inc. (a)	2,945	1,503,805
Medtronic PLC	34,630	3,075,490
ResMed, Inc.	3,675	384,074
STERIS PLC	2,182	285,798
Stryker Corp.	8,008	1,512,791
Teleflex, Inc.	1,186	339,409
The Cooper Companies, Inc.	1,267	367,329
Varian Medical Systems, Inc. (a)	2,351	320,136
Zimmer Biomet Holdings, Inc.	5,260	647,822
		21,398,984
Health Care Providers & Services - 2.4%
AmerisourceBergen Corp.	4,044	302,329
Anthem, Inc.	6,669	1,754,147
Cardinal Health, Inc.	7,684	374,288
Centene Corp. (a)	10,591	546,072
Cigna Corp.	9,818	1,559,491
CVS Health Corp.	33,346	1,813,355
HCA Holdings, Inc.	6,921	880,559
Henry Schein, Inc. (a)	3,934	252,012
Humana, Inc.	3,537	903,385
Laboratory Corp. of America Holdings (a)	2,602	416,112
McKesson Corp.	5,038	600,782
Quest Diagnostics, Inc.	3,511	338,390
UnitedHealth Group, Inc.	24,806	5,781,534
Universal Health Services, Inc. Class B	2,200	279,114
Wellcare Health Plans, Inc. (a)	1,289	333,013
		16,134,583
Health Care Technology - 0.1%
Cerner Corp. (a)	8,497	564,626
Veeva Systems, Inc. Class A (a)	3,141	439,332
		1,003,958
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	8,221	645,349
Illumina, Inc. (a)	3,791	1,182,792
IQVIA Holdings, Inc. (a)	4,085	567,407
Mettler-Toledo International, Inc. (a)	646	481,438
PerkinElmer, Inc.	2,874	275,444
Thermo Fisher Scientific, Inc.	10,380	2,879,931
Waters Corp. (a)	1,953	417,044
		6,449,405
Pharmaceuticals - 4.4%
Allergan PLC	8,175	1,201,725
Bristol-Myers Squibb Co.	42,088	1,954,146
Eli Lilly & Co.	24,309	2,845,125
Johnson & Johnson	69,154	9,764,545
Merck & Co., Inc.	67,047	5,277,269
Mylan NV (a)	13,298	358,913
Pfizer, Inc.	149,045	6,052,717
Zoetis, Inc. Class A	12,387	1,261,492
		28,715,932

TOTAL HEALTH CARE		88,634,470

INDUSTRIALS - 9.1%
Aerospace & Defense - 2.5%
General Dynamics Corp.	7,182	1,283,567
Harris Corp.	3,037	511,735
Huntington Ingalls Industries, Inc.	1,097	244,170
L3 Technologies, Inc.	2,031	443,936
Lockheed Martin Corp.	6,382	2,127,312
Northrop Grumman Corp.	4,478	1,298,217
Raytheon Co.	7,341	1,303,688
Spirit AeroSystems Holdings, Inc. Class A	2,706	235,151
Textron, Inc.	6,275	332,575
The Boeing Co.	13,619	5,143,760
TransDigm Group, Inc. (a)	1,252	604,115
United Technologies Corp.	20,930	2,984,827
		16,513,053
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	3,551	287,631
Expeditors International of Washington, Inc.	4,452	353,578
FedEx Corp.	6,252	1,184,504
United Parcel Service, Inc. Class B	17,926	1,904,100
		3,729,813
Airlines - 0.4%
American Airlines Group, Inc.	10,574	361,419
Delta Air Lines, Inc.	16,089	937,828
Southwest Airlines Co.	13,051	707,756
United Continental Holdings, Inc. (a)	5,902	524,452
		2,531,455
Building Products - 0.2%
Johnson Controls International PLC	23,826	893,475
Masco Corp.	7,887	308,066
		1,201,541
Commercial Services & Supplies - 0.3%
Cintas Corp.	2,234	485,091
Copart, Inc. (a)	5,311	357,537
Republic Services, Inc.	5,608	464,455
Waste Management, Inc.	10,114	1,085,637
		2,392,720
Electrical Equipment - 0.6%
AMETEK, Inc.	5,984	527,609
Eaton Corp. PLC	11,175	925,514
Emerson Electric Co.	16,146	1,146,205
Fortive Corp.	7,578	654,285
Rockwell Automation, Inc.	3,112	562,370
		3,815,983
Industrial Conglomerates - 1.4%
3M Co.	15,015	2,845,493
General Electric Co.	224,286	2,280,989
Honeywell International, Inc.	19,089	3,314,423
Roper Technologies, Inc.	2,667	959,320
		9,400,225
Machinery - 1.4%
Caterpillar, Inc.	15,217	2,121,554
Cummins, Inc.	3,810	633,565
Deere & Co.	8,295	1,373,901
Dover Corp.	3,775	370,101
IDEX Corp.	1,983	310,657
Illinois Tool Works, Inc.	7,872	1,225,119
Ingersoll-Rand PLC	6,335	776,734
PACCAR, Inc.	9,012	645,890
Parker Hannifin Corp.	3,414	618,207
Snap-On, Inc.	1,422	239,294
Stanley Black & Decker, Inc.	3,896	571,154
Xylem, Inc.	4,635	386,559
		9,272,735
Professional Services - 0.4%
CoStar Group, Inc. (a)	939	465,979
Equifax, Inc.	3,111	391,830
IHS Markit Ltd. (a)	9,253	529,827
Nielsen Holdings PLC	9,063	231,378
TransUnion Holding Co., Inc.	4,785	333,275
Verisk Analytics, Inc.	4,246	599,280
		2,551,569
Road & Rail - 1.1%
CSX Corp.	20,687	1,647,306
J.B. Hunt Transport Services, Inc.	2,258	213,336
Kansas City Southern	2,627	323,489
Norfolk Southern Corp.	7,023	1,432,832
Old Dominion Freight Lines, Inc.	1,671	249,447
Union Pacific Corp.	18,999	3,363,583
		7,229,993
Trading Companies & Distributors - 0.2%
Fastenal Co.	7,405	522,423
United Rentals, Inc. (a)	2,094	295,086
W.W. Grainger, Inc.	1,177	331,914
		1,149,423

TOTAL INDUSTRIALS		59,788,510

INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	1,343	419,405
Cisco Systems, Inc.	115,946	6,487,179
F5 Networks, Inc. (a)	1,548	242,881
Juniper Networks, Inc.	8,815	244,793
Motorola Solutions, Inc.	4,220	611,520
		8,005,778
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	7,771	773,681
CDW Corp.	3,869	408,566
Corning, Inc.	20,644	657,511
Keysight Technologies, Inc. (a)	4,833	420,616
TE Connectivity Ltd.	8,847	846,216
Trimble, Inc. (a)	6,487	264,799
Zebra Technologies Corp. Class A (a)	1,389	293,273
		3,664,662
IT Services - 5.4%
Accenture PLC Class A	16,437	3,002,547
Akamai Technologies, Inc. (a)	4,206	336,732
Automatic Data Processing, Inc.	11,287	1,855,470
Broadridge Financial Solutions, Inc.	3,015	356,162
Cognizant Technology Solutions Corp. Class A	14,933	1,089,512
DXC Technology Co.	7,226	475,037
Fidelity National Information Services, Inc.	8,446	979,145
First Data Corp. Class A (a)	14,622	378,125
Fiserv, Inc. (a)	10,276	896,478
FleetCor Technologies, Inc. (a)	2,287	596,793
Gartner, Inc. (a)	2,344	372,626
Global Payments, Inc.	4,081	596,112
GoDaddy, Inc. (a)	4,314	351,591
IBM Corp.	23,434	3,287,087
Jack Henry & Associates, Inc.	1,998	297,822
Leidos Holdings, Inc.	3,824	280,988
MasterCard, Inc. Class A	23,429	5,956,589
Paychex, Inc.	8,242	694,883
PayPal Holdings, Inc. (a)	30,384	3,426,404
Square, Inc. (a)	7,953	579,137
Total System Services, Inc.	4,331	442,801
Twilio, Inc. Class A (a)	2,042	280,040
VeriSign, Inc. (a)	2,743	541,605
Visa, Inc. Class A	45,310	7,450,323
Worldpay, Inc. (a)	7,784	912,363
		35,436,372
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (a)	22,677	626,566
Analog Devices, Inc.	9,543	1,109,278
Applied Materials, Inc.	25,348	1,117,086
Broadcom, Inc.	10,661	3,394,462
Intel Corp.	117,683	6,006,540
KLA-Tencor Corp.	3,947	503,164
Lam Research Corp.	4,002	830,135
Marvell Technology Group Ltd.	15,283	382,381
Maxim Integrated Products, Inc.	7,145	428,700
Microchip Technology, Inc. (b)	6,099	609,229
Micron Technology, Inc. (a)	28,884	1,214,861
NVIDIA Corp.	15,729	2,846,949
Qualcomm, Inc.	31,256	2,692,079
Skyworks Solutions, Inc.	4,579	403,776
Texas Instruments, Inc.	24,767	2,918,296
Xilinx, Inc.	6,524	783,793
		25,867,295
Software - 7.2%
Adobe, Inc. (a)	12,588	3,641,079
ANSYS, Inc. (a)	2,157	422,341
Autodesk, Inc. (a)	5,649	1,006,708
Cadence Design Systems, Inc. (a)	7,277	504,878
Citrix Systems, Inc.	3,306	333,774
Fortinet, Inc. (a)	3,735	348,924
Intuit, Inc.	6,693	1,680,345
Microsoft Corp.	199,293	26,027,666
Oracle Corp.	65,707	3,635,568
Palo Alto Networks, Inc. (a)	2,433	605,403
Parametric Technology Corp. (a)	2,727	246,712
Red Hat, Inc. (a)	4,559	832,154
Salesforce.com, Inc. (a)	19,727	3,261,859
ServiceNow, Inc. (a)	4,624	1,255,462
Splunk, Inc. (a)	3,782	522,067
SS&C Technologies Holdings, Inc.	5,554	375,784
Symantec Corp.	16,480	398,981
Synopsys, Inc. (a)	3,852	466,400
Tableau Software, Inc. (a)	1,847	224,983
Ultimate Software Group, Inc. (a)	799	264,189
VMware, Inc. Class A	1,954	398,870
Workday, Inc. Class A (a)	3,770	775,225
		47,229,372
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	116,243	23,326,483
Hewlett Packard Enterprise Co.	36,696	580,164
HP, Inc.	40,811	814,179
NetApp, Inc.	6,496	473,234
Seagate Technology LLC	6,717	324,565
Western Digital Corp.	7,464	381,560
		25,900,185

TOTAL INFORMATION TECHNOLOGY		146,103,664

MATERIALS - 2.5%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	5,663	1,165,389
Albemarle Corp. U.S.	2,744	205,965
Celanese Corp. Class A	3,453	372,544
CF Industries Holdings, Inc.	5,958	266,799
Dow, Inc. (a)	19,726	1,119,056
DowDuPont, Inc.	59,168	2,275,010
Eastman Chemical Co.	3,580	282,390
Ecolab, Inc.	6,557	1,207,013
FMC Corp.	3,995	315,845
International Flavors & Fragrances, Inc. (b)	2,614	360,183
Linde PLC	14,210	2,561,495
LyondellBasell Industries NV Class A	8,117	716,163
PPG Industries, Inc.	6,189	727,208
Sherwin-Williams Co.	2,125	966,514
The Mosaic Co.	9,053	236,374
		12,777,948
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,619	359,256
Vulcan Materials Co.	3,407	429,657
		788,913
Containers & Packaging - 0.3%
Avery Dennison Corp.	2,214	244,979
Ball Corp.	8,769	525,614
International Paper Co.	10,471	490,148
Packaging Corp. of America	2,413	239,273
WestRock Co.	6,475	248,511
		1,748,525
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	37,366	459,975
Livent Corp.	3,165	34,119
Newmont Goldcorp Corp.	13,735	426,609
Nucor Corp.	8,095	461,982
		1,382,685

TOTAL MATERIALS		16,698,071

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	2,775	395,132
American Tower Corp.	11,357	2,218,022
AvalonBay Communities, Inc.	3,565	716,315
Boston Properties, Inc.	3,985	548,416
Camden Property Trust (SBI)	2,381	239,648
Crown Castle International Corp.	10,698	1,345,594
Digital Realty Trust, Inc.	5,320	626,217
Duke Realty Corp.	9,286	288,980
Equinix, Inc.	2,073	942,593
Equity Lifestyle Properties, Inc.	2,293	267,593
Equity Residential (SBI)	9,504	726,296
Essex Property Trust, Inc.	1,704	481,380
Extra Space Storage, Inc.	3,264	338,444
Federal Realty Investment Trust (SBI)	1,888	252,709
HCP, Inc.	12,319	366,860
Host Hotels & Resorts, Inc.	19,149	368,427
Iron Mountain, Inc.	7,311	237,461
Mid-America Apartment Communities, Inc.	2,942	321,884
Prologis, Inc.	16,235	1,244,737
Public Storage	3,867	855,303
Realty Income Corp.	7,611	532,846
Regency Centers Corp.	4,386	294,608
SBA Communications Corp. Class A (a)	2,923	595,503
Simon Property Group, Inc.	7,976	1,385,431
Sun Communities, Inc.	2,237	275,330
UDR, Inc.	7,117	319,909
Ventas, Inc.	9,194	561,845
Vornado Realty Trust	4,472	309,194
Welltower, Inc.	9,686	721,898
Weyerhaeuser Co.	19,327	517,964
WP Carey, Inc.	4,160	329,971
		18,626,510
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	8,191	426,505

TOTAL REAL ESTATE		19,053,015

UTILITIES - 3.2%
Electric Utilities - 1.9%
Alliant Energy Corp.	6,038	285,175
American Electric Power Co., Inc.	12,721	1,088,282
Duke Energy Corp.	18,385	1,675,241
Edison International	8,404	535,923
Entergy Corp.	4,678	453,298
Evergy, Inc.	6,798	393,060
Eversource Energy	8,178	586,035
Exelon Corp.	24,942	1,270,795
FirstEnergy Corp.	12,538	526,972
NextEra Energy, Inc.	12,325	2,396,473
Pinnacle West Capital Corp.	2,866	273,044
PPL Corp.	18,579	579,851
Southern Co.	26,535	1,412,193
Vistra Energy Corp.	10,148	276,533
Xcel Energy, Inc.	13,264	749,416
		12,502,291
Gas Utilities - 0.1%
Atmos Energy Corp.	3,030	310,090
UGI Corp.	4,437	241,861
		551,951
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	7,482	308,034
The AES Corp.	17,105	292,838
		600,872
Multi-Utilities - 1.0%
Ameren Corp.	6,302	458,597
CenterPoint Energy, Inc.	12,932	400,892
CMS Energy Corp.	7,316	406,404
Consolidated Edison, Inc.	8,035	692,296
Dominion Resources, Inc.	19,705	1,534,428
DTE Energy Co.	4,694	590,083
NiSource, Inc.	9,278	257,743
Public Service Enterprise Group, Inc.	13,037	777,657
Sempra Energy	7,058	903,071
WEC Energy Group, Inc.	8,138	638,263
		6,659,434
Water Utilities - 0.1%
American Water Works Co., Inc.	4,658	503,949

TOTAL UTILITIES		20,818,497

TOTAL COMMON STOCKS
(Cost $605,412,952)		648,639,372

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 2.49% (c)	7,719,116	7,720,660
Fidelity Securities Lending Cash Central Fund 2.49% (c)(d)	1,753,978	1,754,154
TOTAL MONEY MARKET FUNDS
(Cost $9,474,744)		9,474,814
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $614,887,696)		658,114,186
NET OTHER ASSETS (LIABILITIES) - 0.2%		990,093
NET ASSETS - 100%		$659,104,279

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	71	June 2019	$10,467,175	$30,769	$30,769

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$58,899
Fidelity Securities Lending Cash Central Fund	10,962
Total	$69,861

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$66,615,965	$66,615,965	$--	$--
Consumer Discretionary	65,530,146	65,530,146	--	--
Consumer Staples	45,152,313	45,152,313	--	--
Energy	33,437,941	33,437,941	--	--
Financials	86,806,780	86,806,780	--	--
Health Care	88,634,470	88,634,470	--	--
Industrials	59,788,510	59,788,510	--	--
Information Technology	146,103,664	146,103,664	--	--
Materials	16,698,071	16,698,071	--	--
Real Estate	19,053,015	19,053,015	--	--
Utilities	20,818,497	20,818,497	--	--
Money Market Funds	9,474,814	9,474,814	--	--
Total Investments in Securities:	$658,114,186	$658,114,186	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$30,769	$30,769	$--	$--
Total Assets	$30,769	$30,769	$--	$--
Total Derivative Instruments:	$30,769	$30,769	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$30,769	$0
Total Equity Risk	30,769	0
Total Value of Derivatives	$30,769	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Large Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,716,835) — See accompanying schedule: Unaffiliated issuers (cost $605,412,952)	$648,639,372
Fidelity Central Funds (cost $9,474,744)	9,474,814
Total Investment in Securities (cost $614,887,696)		$658,114,186
Segregated cash with brokers for derivative instruments		75,600
Cash		24
Receivable for fund shares sold		9,119,745
Dividends receivable		507,842
Distributions receivable from Fidelity Central Funds		11,094
Receivable for daily variation margin on futures contracts		4,101
Total assets		667,832,592
Liabilities
Payable for investments purchased	$6,808,626
Payable for fund shares redeemed	165,437
Other payables and accrued expenses	95
Collateral on securities loaned	1,754,155
Total liabilities		8,728,313
Net Assets		$659,104,279
Net Assets consist of:
Paid in capital		$614,091,465
Total distributable earnings (loss)		45,012,814
Net Assets, for 64,530,129 shares outstanding		$659,104,279
Net Asset Value, offering price and redemption price per share ($659,104,279 ÷ 64,530,129 shares)		$10.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$3,287,067
Interest		748
Income from Fidelity Central Funds		69,861
Total income		3,357,676
Expenses
Independent trustees' fees and expenses	$636
Total expenses before reductions	636
Expense reductions	(240)
Total expenses after reductions		396
Net investment income (loss)		3,357,280
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(809,671)
Fidelity Central Funds	(72)
Futures contracts	193,644
Total net realized gain (loss)		(616,099)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	48,278,090
Fidelity Central Funds	70
Futures contracts	20,447
Total change in net unrealized appreciation (depreciation)		48,298,607
Net gain (loss)		47,682,508
Net increase (decrease) in net assets resulting from operations		$51,039,788

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	For the period September 13, 2018 (commencement of operations) to October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,357,280	$98,470
Net realized gain (loss)	(616,099)	(15,361)
Change in net unrealized appreciation (depreciation)	48,298,607	(5,041,348)
Net increase (decrease) in net assets resulting from operations	51,039,788	(4,958,239)
Distributions to shareholders	(1,065,835)	–
Share transactions
Proceeds from sales of shares	546,316,586	113,838,139
Reinvestment of distributions	1,028,110	–
Cost of shares redeemed	(43,388,874)	(3,705,396)
Net increase (decrease) in net assets resulting from share transactions	503,955,822	110,132,743
Total increase (decrease) in net assets	553,929,775	105,174,504
Net Assets
Beginning of period	105,174,504	–
End of period	$659,104,279	$105,174,504
Other Information
Shares
Sold	57,826,694	11,641,079
Issued in reinvestment of distributions	116,259	–
Redeemed	(4,660,574)	(393,329)
Net increase (decrease)	53,282,379	11,247,750

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO Large Cap Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.02
Net realized and unrealized gain (loss)	.82	(.67)
Total from investment operations	.91	(.65)
Distributions from net investment income	(.04)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.05)	–
Net asset value, end of period	$10.21	$9.35
Total ReturnC,D	9.77%	(6.50)%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	- %H
Expenses net of fee waivers, if anyG	- %H	- %H
Expenses net of all reductionsG	- %H	- %H
Net investment income (loss)	1.93%H	1.29%H
Supplemental Data
Net assets, end of period (000 omitted)	$659,104	$105,175
Portfolio turnover rateI	8%H	1%J

 A For the period September 13, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Total Market Index Fund

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2019

% of fund's net assets
Microsoft Corp.	3.4
Apple, Inc.	3.1
Amazon.com, Inc.	2.7
Facebook, Inc. Class A	1.6
Berkshire Hathaway, Inc. Class B	1.4
12.2

Top Five Market Sectors as of April 30, 2019

% of fund's net assets
Information Technology	21.4
Financials	13.7
Health Care	13.3
Consumer Discretionary	10.5
Industrials	10.2

Asset Allocation (% of fund's net assets)

As of April 30, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.7%

Fidelity ZERO℠ Total Market Index Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	772,141	$23,905,485
Atn International, Inc.	1,077	65,751
Bandwidth, Inc. (a)	559	42,160
CenturyLink, Inc.	101,897	1,163,664
Cincinnati Bell, Inc. (a)	4,439	39,507
Cogent Communications Group, Inc.	4,712	260,244
Consolidated Communications Holdings, Inc.	7,356	37,957
Frontier Communications Corp. (a)(b)	9,720	27,702
Globalstar, Inc. (a)(b)	58,839	31,449
Intelsat SA (a)	7,051	142,712
Iridium Communications, Inc. (a)	10,386	285,200
ORBCOMM, Inc. (a)	6,810	49,304
Pareteum Corp. (a)	5,219	23,799
PDVWireless, Inc. (a)	838	33,352
Verizon Communications, Inc.	438,358	25,069,694
Vonage Holdings Corp. (a)	23,679	230,160
WideOpenWest, Inc. (a)	2,004	16,012
Zayo Group Holdings, Inc. (a)	21,318	667,040
		52,091,192
Entertainment - 1.6%
Activision Blizzard, Inc.	81,069	3,908,336
AMC Entertainment Holdings, Inc. Class A (b)	5,361	81,273
Cinemark Holdings, Inc.	11,587	487,233
Electronic Arts, Inc. (a)	32,120	3,040,158
Glu Mobile, Inc. (a)	11,040	120,778
Lions Gate Entertainment Corp.:
Class A	10,403	151,780
Class B	5,917	80,471
Live Nation Entertainment, Inc. (a)	14,522	948,867
Marcus Corp.	1,789	67,302
Netflix, Inc. (a)	46,288	17,151,556
Rosetta Stone, Inc. (a)	1,913	48,246
Take-Two Interactive Software, Inc. (a)	12,123	1,173,870
The Madison Square Garden Co. (a)	1,810	565,516
The Walt Disney Co.	157,930	21,631,672
Viacom, Inc.:
Class A	5,619	194,698
Class B (non-vtg.)	34,953	1,010,491
World Wrestling Entertainment, Inc. Class A (b)	4,687	393,005
Zynga, Inc. (a)	86,129	487,490
		51,542,742
Interactive Media & Services - 4.3%
Alphabet, Inc.:
Class A (a)	31,600	37,887,136
Class C (a)	32,750	38,922,720
ANGI Homeservices, Inc. Class A (a)	6,668	115,890
Care.com, Inc. (a)	2,263	37,905
CarGurus, Inc. Class A (a)	3,353	136,601
Facebook, Inc. Class A (a)	254,871	49,292,051
IAC/InterActiveCorp (a)	8,282	1,862,125
Liberty TripAdvisor Holdings, Inc. (a)	7,775	114,604
Match Group, Inc. (b)	5,504	332,442
MeetMe, Inc. (a)	6,032	33,538
QuinStreet, Inc. (a)	3,684	52,571
Snap, Inc. Class A (a)(b)	73,935	823,636
TripAdvisor, Inc. (a)	11,053	588,351
TrueCar, Inc. (a)	8,137	52,402
Twitter, Inc. (a)	76,840	3,066,684
Yelp, Inc. (a)	7,878	315,593
Zillow Group, Inc.:
Class A (a)	6,399	212,511
Class C (a)(b)	11,275	376,585
		134,223,345
Media - 1.6%
Altice U.S.A., Inc. Class A	12,397	292,073
AMC Networks, Inc. Class A (a)	4,721	275,754
Cable One, Inc.	519	550,415
CBS Corp. Class B	35,928	1,842,029
Charter Communications, Inc. Class A (a)	18,697	6,940,139
Comcast Corp. Class A	481,620	20,964,919
comScore, Inc. (a)	4,092	51,355
Discovery Communications, Inc.:
Class A (a)(b)	17,720	547,548
Class C (non-vtg.) (a)	37,392	1,075,394
DISH Network Corp. Class A (a)	24,130	847,446
E.W. Scripps Co. Class A	5,882	134,051
Emerald Expositions Events, Inc.	2,224	31,247
Entercom Communications Corp. Class A	13,343	91,800
Entravision Communication Corp. Class A	5,721	16,419
Fluent, Inc. (a)	3,149	22,137
Fox Corp.:
Class A (a)	37,764	1,472,418
Class B (a)	17,058	656,733
Gannett Co., Inc.	12,050	112,427
GCI Liberty, Inc. (a)	10,462	623,744
Gray Television, Inc. (a)	8,123	190,322
Interpublic Group of Companies, Inc.	40,135	923,105
John Wiley & Sons, Inc. Class A	4,935	227,898
Liberty Broadband Corp.:
Class A (a)	5,352	526,583
Class C (a)	13,512	1,333,770
Liberty Global PLC:
Class A (a)	24,493	661,556
Class C (a)	60,070	1,570,831
Liberty Latin America Ltd.:
Class A (a)	4,287	89,727
Class C (a)	13,269	276,526
Liberty Media Corp.:
Liberty Braves Class C (a)	4,026	113,332
Liberty Formula One Group Series C (a)	21,289	826,226
Liberty Media Class A (a)	2,843	107,352
Liberty SiriusXM Series A (a)	10,065	401,996
Liberty SiriusXM Series C (a)	15,312	614,930
Loral Space & Communications Ltd. (a)	1,102	40,576
Meredith Corp.	4,266	251,694
MSG Network, Inc. Class A (a)	6,266	144,306
National CineMedia, Inc.	5,838	40,749
New Media Investment Group, Inc.	7,503	80,207
News Corp.:
Class A	30,752	381,940
Class B	22,426	280,101
Nexstar Broadcasting Group, Inc. Class A	4,811	563,128
Omnicom Group, Inc.	23,879	1,911,036
Scholastic Corp.	3,130	124,824
Sinclair Broadcast Group, Inc. Class A	7,607	348,325
Sirius XM Holdings, Inc. (b)	135,176	785,373
TechTarget, Inc. (a)	2,005	33,463
Tegna, Inc.	22,802	363,008
The New York Times Co. Class A	15,250	505,538
Tribune Media Co. Class A	8,348	385,678
tronc, Inc. (a)	2,411	25,942
		50,678,090
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	4,322	98,282
Gogo, Inc. (a)(b)	5,407	28,441
NII Holdings, Inc. (a)	8,741	17,132
Shenandoah Telecommunications Co.	5,278	218,140
Spok Holdings, Inc.	3,634	50,331
T-Mobile U.S., Inc. (a)	33,157	2,420,129
Telephone & Data Systems, Inc.	9,792	312,169
U.S. Cellular Corp. (a)	1,352	65,031
Vobile Group Ltd. (a)	26,000	8,982
		3,218,637

TOTAL COMMUNICATION SERVICES		291,754,006

CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.3%
Adient PLC	9,172	211,873
American Axle & Manufacturing Holdings, Inc. (a)	11,652	171,867
Aptiv PLC	28,040	2,403,028
Autoliv, Inc. (b)	9,185	720,931
BorgWarner, Inc.	21,974	917,854
Cooper Tire& Rubber Co.	5,497	164,140
Cooper-Standard Holding, Inc. (a)	1,806	91,510
Dana Holding Corp.	15,366	299,637
Delphi Technologies PLC	9,392	207,845
Dorman Products, Inc. (a)	3,071	269,235
Fox Factory Holding Corp. (a)	4,078	316,453
Garrett Motion, Inc. (a)	7,501	141,019
Gentex Corp.	27,799	640,211
Gentherm, Inc. (a)	3,632	153,852
LCI Industries	2,654	233,154
Lear Corp.	6,876	983,268
Modine Manufacturing Co. (a)	4,983	73,699
Motorcar Parts of America, Inc. (a)	1,715	35,432
Standard Motor Products, Inc.	1,879	93,894
Stoneridge, Inc. (a)	2,935	92,247
Superior Industries International, Inc.	2,407	11,915
Tenneco, Inc.	5,627	123,344
The Goodyear Tire & Rubber Co.	24,248	465,804
Tower International, Inc.	1,817	42,409
Veoneer, Inc. (a)(b)	9,234	203,794
Visteon Corp. (a)	2,931	193,505
		9,261,920
Automobiles - 0.5%
Ford Motor Co.	415,031	4,337,074
General Motors Co.	139,307	5,426,008
Harley-Davidson, Inc.	17,263	642,701
REV Group, Inc.	2,963	37,600
Tesla, Inc. (a)(b)	14,420	3,441,910
Thor Industries, Inc.	5,390	355,039
Winnebago Industries, Inc.	3,112	110,071
		14,350,403
Distributors - 0.1%
Core-Mark Holding Co., Inc.	4,898	178,042
Genuine Parts Co.	15,659	1,605,674
LKQ Corp. (a)	33,380	1,004,738
Pool Corp.	4,268	784,202
		3,572,656
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	6,142	302,923
American Public Education, Inc. (a)	1,408	45,056
Bright Horizons Family Solutions, Inc. (a)	6,148	787,866
Career Education Corp. (a)	7,121	129,246
Carriage Services, Inc.	1,406	24,675
Chegg, Inc. (a)	11,167	398,104
Frontdoor, Inc. (a)	6,976	245,834
Graham Holdings Co.	466	346,438
Grand Canyon Education, Inc. (a)	5,071	587,678
H&R Block, Inc.	21,424	582,947
Houghton Mifflin Harcourt Co. (a)	10,522	75,022
K12, Inc. (a)	3,779	113,823
Laureate Education, Inc. Class A (a)	6,985	109,944
Regis Corp. (a)	3,565	66,737
Service Corp. International	19,412	807,733
ServiceMaster Global Holdings, Inc. (a)	14,277	700,001
Sotheby's Class A (Ltd. vtg.) (a)	3,340	140,881
Strategic Education, Inc.	2,283	327,268
Weight Watchers International, Inc. (a)	4,275	87,296
Zovio, Inc. (a)	2,591	15,598
		5,895,070
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	25,967	807,054
BFC Financial Corp. Class A	10,770	59,666
BJ's Restaurants, Inc.	2,409	120,233
Bloomin' Brands, Inc.	10,443	208,756
Boyd Gaming Corp.	8,645	248,803
Brinker International, Inc.	3,924	167,829
Caesars Entertainment Corp. (a)(b)	61,688	577,400
Carnival Corp.	42,336	2,322,553
Carrols Restaurant Group, Inc. (a)	3,595	35,267
Chipotle Mexican Grill, Inc. (a)	2,602	1,790,280
Choice Hotels International, Inc.	3,952	328,174
Churchill Downs, Inc.	3,718	374,960
Chuy's Holdings, Inc. (a)	1,498	29,795
Cracker Barrel Old Country Store, Inc. (b)	2,598	438,387
Darden Restaurants, Inc.	13,169	1,548,674
Dave & Buster's Entertainment, Inc.	4,057	230,600
Del Frisco's Restaurant Group, Inc. (a)	3,399	22,773
Del Taco Restaurants, Inc. (a)	3,257	32,733
Denny's Corp. (a)	6,256	116,487
Dine Brands Global, Inc.	1,813	160,741
Domino's Pizza, Inc.	4,452	1,204,622
Drive Shack, Inc. (a)	5,409	27,802
Dunkin' Brands Group, Inc.	8,968	669,282
El Pollo Loco Holdings, Inc. (a)	1,746	22,314
Eldorado Resorts, Inc. (a)(b)	6,701	330,828
Extended Stay America, Inc. unit	19,878	356,015
Fiesta Restaurant Group, Inc. (a)	2,288	28,966
Golden Entertainment, Inc. (a)	1,801	28,330
Habit Restaurants, Inc. Class A (a)	1,875	19,988
Hilton Grand Vacations, Inc. (a)	10,070	322,643
Hilton Worldwide Holdings, Inc.	31,376	2,729,398
Hyatt Hotels Corp. Class A	4,554	349,428
International Speedway Corp. Class A	2,743	121,021
Jack in the Box, Inc.	2,859	220,429
Las Vegas Sands Corp.	39,120	2,622,996
Lindblad Expeditions Holdings (a)	4,382	71,032
Marriott International, Inc. Class A	30,052	4,099,694
Marriott Vacations Worldwide Corp.	4,290	453,153
McDonald's Corp.	81,739	16,149,174
MGM Mirage, Inc.	53,201	1,416,743
Monarch Casino & Resort, Inc. (a)	1,420	60,620
Noodles & Co. (a)	3,596	25,711
Norwegian Cruise Line Holdings Ltd. (a)	23,469	1,323,417
Papa John's International, Inc. (b)	2,251	115,161
Penn National Gaming, Inc. (a)	11,585	251,047
Planet Fitness, Inc. (a)	9,283	702,723
Playa Hotels & Resorts NV (a)	4,759	38,072
PlayAGS, Inc. (a)	1,999	48,216
Potbelly Corp. (a)	3,003	26,727
Red Robin Gourmet Burgers, Inc. (a)	1,319	42,248
Red Rock Resorts, Inc.	7,119	192,071
Royal Caribbean Cruises Ltd.	18,145	2,194,456
Ruth's Hospitality Group, Inc.	2,592	67,340
Scientific Games Corp. Class A (a)(b)	5,759	133,206
SeaWorld Entertainment, Inc. (a)	7,156	190,493
Shake Shack, Inc. Class A (a)	2,835	173,786
Six Flags Entertainment Corp.	7,760	411,978
Starbucks Corp.	131,528	10,217,095
Texas Roadhouse, Inc. Class A	6,981	377,044
The Cheesecake Factory, Inc.	4,557	226,118
U.S. Foods Holding Corp. (a)	22,876	836,118
Vail Resorts, Inc.	4,299	983,826
Wendy's Co.	19,515	363,174
Wingstop, Inc.	3,224	242,670
Wyndham Destinations, Inc.	10,399	452,980
Wyndham Hotels & Resorts, Inc.	10,378	578,262
Wynn Resorts Ltd.	10,416	1,504,591
Yum! Brands, Inc.	33,087	3,453,952
		66,098,125
Household Durables - 0.4%
Beazer Homes U.S.A., Inc. (a)	3,306	43,937
Cavco Industries, Inc. (a)	839	104,682
Century Communities, Inc. (a)	2,541	64,618
D.R. Horton, Inc.	36,426	1,614,036
Ethan Allen Interiors, Inc.	3,712	82,035
Garmin Ltd.	12,858	1,102,445
GoPro, Inc. Class A (a)(b)	11,902	70,341
Helen of Troy Ltd. (a)	2,802	403,488
Hooker Furniture Corp.	1,528	45,550
Hovnanian Enterprises, Inc. Class A (a)	462	7,032
Installed Building Products, Inc. (a)	2,205	105,906
iRobot Corp. (a)(b)	2,869	297,056
KB Home	9,214	238,735
La-Z-Boy, Inc.	4,975	163,180
Leggett & Platt, Inc.	14,229	560,053
Lennar Corp.:
Class A	27,857	1,449,400
Class B	5,967	248,943
LGI Homes, Inc. (a)(b)	1,893	131,204
Libbey, Inc. (a)	1,607	4,018
Lovesac (a)	527	20,761
M.D.C. Holdings, Inc.	5,196	158,790
M/I Homes, Inc. (a)	2,619	73,777
Meritage Homes Corp. (a)	3,886	198,769
Mohawk Industries, Inc. (a)	6,639	904,564
Newell Brands, Inc.	45,328	651,817
NVR, Inc. (a)	358	1,128,588
PulteGroup, Inc.	27,755	873,172
Roku, Inc. Class A (a)(b)	5,394	343,004
Skyline Champion Corp.	4,158	87,775
Taylor Morrison Home Corp. (a)	12,267	237,489
Tempur Sealy International, Inc. (a)	4,801	294,781
Toll Brothers, Inc.	14,366	547,345
TopBuild Corp. (a)	3,697	263,337
TRI Pointe Homes, Inc. (a)	15,427	201,322
Tupperware Brands Corp.	4,930	117,334
Turtle Beach Corp. (a)	670	6,861
Universal Electronics, Inc. (a)	1,603	60,994
Vuzix Corp. (a)(b)	2,780	6,589
Whirlpool Corp.	6,747	936,619
William Lyon Homes, Inc. (a)	3,006	50,681
Zagg, Inc. (a)	2,551	21,020
		13,922,048
Internet & Direct Marketing Retail - 3.3%
1-800-FLOWERS.com, Inc. Class A (a)	2,042	43,474
Amazon.com, Inc. (a)	43,574	83,946,182
Blue Apron Holdings, Inc. Class A (a)	545	561
Duluth Holdings, Inc. (a)	973	15,490
eBay, Inc.	96,241	3,729,339
Etsy, Inc. (a)	12,862	868,699
Expedia, Inc.	12,612	1,637,542
Gaia, Inc. Class A (a)	1,284	13,585
Groupon, Inc. (a)	40,315	141,909
GrubHub, Inc. (a)(b)	9,597	640,984
Lands' End, Inc. (a)	1,426	24,969
Liberty Expedia Holdings, Inc. (a)	5,642	261,902
Liberty Interactive Corp. QVC Group Series A (a)	43,986	749,961
Overstock.com, Inc. (a)(b)	1,968	25,938
PetMed Express, Inc. (b)	2,155	47,087
Quotient Technology, Inc. (a)	7,010	65,123
Shutterfly, Inc. (a)	3,410	149,460
Shutterstock, Inc.	1,911	77,300
Stamps.com, Inc. (a)	1,823	156,413
Stitch Fix, Inc. (a)(b)	2,563	68,304
The Booking Holdings, Inc. (a)	4,918	9,122,841
Wayfair LLC Class A (a)	6,508	1,055,272
		102,842,335
Leisure Products - 0.1%
Acushnet Holdings Corp.	4,120	103,865
American Outdoor Brands Corp. (a)	5,061	49,851
Brunswick Corp.	9,151	468,623
Callaway Golf Co.	8,444	148,277
Clarus Corp.	4,874	65,409
Hasbro, Inc.	12,343	1,257,258
Johnson Outdoors, Inc. Class A	525	40,252
Malibu Boats, Inc. Class A (a)	2,216	92,230
Mattel, Inc. (a)(b)	37,095	452,188
MCBC Holdings, Inc. (a)	2,301	56,927
Nautilus, Inc. (a)	2,881	15,413
Polaris Industries, Inc.	6,118	589,775
Sturm, Ruger & Co., Inc.	2,010	112,540
Vista Outdoor, Inc. (a)	6,681	57,657
		3,510,265
Multiline Retail - 0.4%
Big Lots, Inc.	4,195	155,886
Dillard's, Inc. Class A	1,847	126,427
Dollar General Corp.	27,888	3,516,398
Dollar Tree, Inc. (a)	25,280	2,813,158
JC Penney Corp., Inc. (a)	26,698	36,576
Kohl's Corp.	17,649	1,254,844
Macy's, Inc.	32,278	759,824
Nordstrom, Inc.	11,859	486,456
Ollie's Bargain Outlet Holdings, Inc. (a)	5,414	517,795
Target Corp.	55,451	4,293,016
		13,960,380
Specialty Retail - 2.3%
Aaron's, Inc. Class A	7,642	425,583
Abercrombie & Fitch Co. Class A	7,006	209,409
Advance Auto Parts, Inc.	7,777	1,293,471
America's Car Mart, Inc. (a)	646	63,986
American Eagle Outfitters, Inc.	18,292	434,984
Armstrong Flooring, Inc. (a)	5,015	72,667
Asbury Automotive Group, Inc. (a)	2,047	164,128
Ascena Retail Group, Inc. (a)	13,633	16,223
At Home Group, Inc. (a)	2,996	70,376
AutoNation, Inc. (a)	5,847	245,165
AutoZone, Inc. (a)	2,668	2,743,531
Barnes & Noble Education, Inc. (a)	2,525	10,858
Barnes & Noble, Inc.	5,107	25,688
Bed Bath & Beyond, Inc. (b)	14,221	237,633
Best Buy Co., Inc.	24,762	1,842,540
Boot Barn Holdings, Inc. (a)	2,990	86,082
Burlington Stores, Inc. (a)	7,181	1,212,943
Caleres, Inc.	4,721	123,832
Camping World Holdings, Inc. (b)	3,572	53,294
CarMax, Inc. (a)(b)	18,521	1,442,045
Cars.com, Inc. (a)	8,435	175,532
Carvana Co. Class A (a)(b)	3,465	247,955
Chico's FAS, Inc.	11,752	41,132
Citi Trends, Inc.	1,141	21,120
Conn's, Inc. (a)	2,374	61,415
Dick's Sporting Goods, Inc.	7,906	292,522
DSW, Inc. Class A	6,827	151,901
Express, Inc. (a)	5,005	18,418
Five Below, Inc. (a)	5,857	857,406
Floor & Decor Holdings, Inc. Class A (a)(b)	6,096	292,730
Foot Locker, Inc.	12,135	694,243
GameStop Corp. Class A	10,982	94,994
Gap, Inc.	22,978	599,266
Genesco, Inc. (a)	1,911	85,632
GNC Holdings, Inc. Class A (a)(b)	7,483	16,612
Group 1 Automotive, Inc.	1,964	153,801
Guess?, Inc.	6,301	128,351
Haverty Furniture Companies, Inc.	2,853	67,958
Hibbett Sports, Inc. (a)	1,731	35,832
Home Depot, Inc.	119,784	24,400,001
Kirkland's, Inc. (a)	1,629	9,579
L Brands, Inc.	23,987	615,027
Lithia Motors, Inc. Class A (sub. vtg.)	2,480	281,530
Lowe's Companies, Inc.	85,228	9,642,696
Lumber Liquidators Holdings, Inc. (a)(b)	2,673	35,337
MarineMax, Inc. (a)	1,998	34,545
Michaels Companies, Inc. (a)	9,633	108,275
Monro, Inc. (b)	3,580	300,111
Murphy U.S.A., Inc. (a)	3,304	282,393
O'Reilly Automotive, Inc. (a)	8,481	3,210,652
Office Depot, Inc.	55,270	132,648
Party City Holdco, Inc. (a)	5,084	34,063
Penske Automotive Group, Inc.	3,961	181,889
Rent-A-Center, Inc. (a)	5,059	126,121
RH (a)	2,012	214,701
Ross Stores, Inc.	39,609	3,868,215
Sally Beauty Holdings, Inc. (a)	12,523	221,657
Shoe Carnival, Inc.	1,012	36,088
Signet Jewelers Ltd.	5,781	134,004
Sleep Number Corp. (a)	3,624	126,115
Sonic Automotive, Inc. Class A (sub. vtg.)	3,804	76,955
Sportsman's Warehouse Holdings, Inc. (a)	3,215	14,339
Tailored Brands, Inc.	4,279	34,874
The Buckle, Inc. (b)	2,497	46,145
The Cato Corp. Class A (sub. vtg.)	2,027	30,729
The Children's Place Retail Stores, Inc. (b)	1,625	183,333
The Container Store Group, Inc. (a)	1,909	16,494
Tiffany & Co., Inc.	11,538	1,244,027
Tile Shop Holdings, Inc.	7,075	34,385
Tilly's, Inc.	1,920	22,579
TJX Companies, Inc.	131,203	7,200,421
Tractor Supply Co.	13,019	1,347,467
Ulta Beauty, Inc. (a)	5,988	2,089,692
Urban Outfitters, Inc. (a)	8,003	237,929
Williams-Sonoma, Inc. (b)	8,449	483,029
Zumiez, Inc. (a)	1,601	42,635
		71,911,938
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	15,875	699,770
Carter's, Inc.	4,957	524,996
Columbia Sportswear Co.	3,076	307,508
Crocs, Inc. (a)	7,265	202,330
Deckers Outdoor Corp. (a)	3,131	495,356
Fossil Group, Inc. (a)(b)	4,081	53,339
G-III Apparel Group Ltd. (a)	4,535	195,685
Hanesbrands, Inc.	37,951	685,775
J.Jill, Inc.	1,093	6,132
lululemon athletica, Inc. (a)	11,207	1,976,354
Movado Group, Inc.	1,744	62,174
NIKE, Inc. Class B	135,009	11,857,840
Oxford Industries, Inc.	1,919	159,392
PVH Corp.	8,085	1,042,884
Ralph Lauren Corp.	5,755	757,243
Rocky Brands, Inc.	723	18,444
Samsonite International SA (c)	151,500	434,524
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	14,481	458,468
Steven Madden Ltd.	8,806	320,098
Tapestry, Inc.	30,533	985,300
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	20,687	477,663
Class C (non-vtg.) (a)	19,070	395,130
Unifi, Inc. (a)	1,529	30,886
Vera Bradley, Inc. (a)	2,235	27,446
VF Corp.	34,498	3,256,956
Wolverine World Wide, Inc.	10,119	372,480
		25,804,173

TOTAL CONSUMER DISCRETIONARY		331,129,313

CONSUMER STAPLES - 6.4%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	920	285,209
Brown-Forman Corp. Class B (non-vtg.)	17,413	927,939
Coca-Cola Bottling Co. Consolidated	489	158,940
Constellation Brands, Inc. Class A (sub. vtg.)	17,644	3,734,705
Craft Brew Alliance, Inc. (a)	2,911	41,074
MGP Ingredients, Inc.	1,370	120,382
Molson Coors Brewing Co. Class B	19,844	1,273,786
Monster Beverage Corp. (a)	42,121	2,510,412
National Beverage Corp. (b)	1,285	71,960
PepsiCo, Inc.	149,593	19,155,384
Primo Water Corp. (a)	3,214	50,621
The Coca-Cola Co.	406,298	19,932,980
		48,263,392
Food & Staples Retailing - 1.3%
Andersons, Inc.	3,007	98,329
BJ's Wholesale Club Holdings, Inc.	7,119	201,824
Casey's General Stores, Inc.	3,952	523,047
Chefs' Warehouse Holdings (a)	2,668	87,190
Costco Wholesale Corp.	46,489	11,414,444
Ingles Markets, Inc. Class A	1,452	39,857
Kroger Co.	84,471	2,177,662
Natural Grocers by Vitamin Cottage, Inc. (a)	957	11,848
Performance Food Group Co. (a)	11,338	464,291
PriceSmart, Inc.	2,302	137,683
Rite Aid Corp. (a)(b)	4,963	45,461
Smart & Final Stores, Inc. (a)	1,840	12,015
SpartanNash Co.	4,143	66,992
Sprouts Farmers Market LLC (a)	13,184	282,401
Sysco Corp.	50,731	3,569,940
United Natural Foods, Inc. (a)	4,793	61,926
Walgreens Boots Alliance, Inc.	85,431	4,576,539
Walmart, Inc.	150,962	15,524,932
Weis Markets, Inc.	1,938	81,493
		39,377,874
Food Products - 1.2%
Archer Daniels Midland Co.	59,515	2,654,369
B&G Foods, Inc. Class A (b)	7,051	183,326
Bunge Ltd.	14,848	778,184
Cal-Maine Foods, Inc.	3,384	139,116
Calavo Growers, Inc.	1,681	161,057
Campbell Soup Co.	20,490	792,758
Conagra Brands, Inc.	51,295	1,578,860
Darling International, Inc. (a)	17,339	378,164
Dean Foods Co.	7,969	13,547
Farmer Brothers Co. (a)	2,389	48,162
Flowers Foods, Inc.	18,718	406,929
Fresh Del Monte Produce, Inc.	3,408	100,570
Freshpet, Inc. (a)	2,595	115,893
General Mills, Inc.	63,287	3,257,382
Hormel Foods Corp.	29,051	1,160,297
Hostess Brands, Inc. Class A (a)	10,808	144,827
Ingredion, Inc.	7,403	701,434
J&J Snack Foods Corp.	1,641	257,932
John B. Sanfilippo & Son, Inc.	1,123	80,980
Kellogg Co.	26,922	1,623,397
Lamb Weston Holdings, Inc.	15,666	1,097,403
Lancaster Colony Corp.	2,009	298,758
Limoneira Co.	1,406	32,113
McCormick & Co., Inc. (non-vtg.)	12,868	1,981,286
Mondelez International, Inc.	153,813	7,821,391
nLIGHT, Inc. (a)	300	7,839
Pilgrim's Pride Corp. (a)	5,710	153,656
Post Holdings, Inc. (a)	6,975	786,641
Sanderson Farms, Inc.	2,127	322,517
Seaboard Corp.	26	116,885
The Hain Celestial Group, Inc. (a)	9,387	204,824
The Hershey Co.	14,838	1,852,524
The J.M. Smucker Co.	12,098	1,483,578
The Kraft Heinz Co.	66,104	2,197,297
The Simply Good Foods Co. (a)	5,144	115,534
Tootsie Roll Industries, Inc.	2,004	77,815
TreeHouse Foods, Inc. (a)	5,793	388,015
Tyson Foods, Inc. Class A	31,168	2,337,912
		35,853,172
Household Products - 1.4%
Central Garden & Pet Co. (a)	1,531	41,306
Central Garden & Pet Co. Class A (non-vtg.) (a)	3,439	84,187
Church & Dwight Co., Inc.	26,043	1,951,923
Clorox Co.	13,559	2,165,779
Colgate-Palmolive Co.	91,927	6,691,366
Energizer Holdings, Inc.	6,628	317,415
Funko, Inc. (a)	933	18,501
Kimberly-Clark Corp.	36,786	4,722,587
Procter & Gamble Co.	264,200	28,132,016
Spectrum Brands Holdings, Inc. (b)	4,683	288,332
WD-40 Co.	1,493	251,197
		44,664,609
Personal Products - 0.2%
Avon Products, Inc. (a)	44,266	140,766
Coty, Inc. Class A (b)	47,124	509,882
Edgewell Personal Care Co. (a)	5,913	243,793
elf Beauty, Inc. (a)	2,654	33,945
Estee Lauder Companies, Inc. Class A	23,351	4,011,935
Herbalife Nutrition Ltd. (a)	11,321	598,315
Inter Parfums, Inc.	1,753	127,075
MediFast, Inc.	1,257	184,389
Natural Health Trends Corp.	523	6,046
Nu Skin Enterprises, Inc. Class A	5,980	304,203
USANA Health Sciences, Inc. (a)	1,425	118,931
		6,279,280
Tobacco - 0.8%
22nd Century Group, Inc. (a)(b)	11,725	25,678
Altria Group, Inc.	199,531	10,840,519
Philip Morris International, Inc.	164,984	14,281,015
Pyxus International, Inc. (a)	724	16,529
Turning Point Brands, Inc.	761	32,548
Universal Corp.	2,367	127,487
Vector Group Ltd.	11,603	110,577
		25,434,353

TOTAL CONSUMER STAPLES		199,872,680

ENERGY - 4.9%
Energy Equipment & Services - 0.6%
Archrock, Inc.	16,759	169,433
Baker Hughes, a GE Co. Class A	53,890	1,294,438
Basic Energy Services, Inc. (a)	2,045	5,153
Bristow Group, Inc. (a)(b)	1,523	769
C&J Energy Services, Inc. (a)	7,225	101,511
Carbo Ceramics, Inc. (a)	2,267	6,166
Core Laboratories NV	4,827	305,984
Diamond Offshore Drilling, Inc. (a)(b)	5,909	57,376
Dmc Global, Inc.	1,482	102,703
Dril-Quip, Inc. (a)	4,373	190,488
Ensco PLC Class A	11,683	163,212
Exterran Corp. (a)	4,471	63,578
Forum Energy Technologies, Inc. (a)	6,813	40,742
Frank's International NV (a)	8,675	50,662
FTS International, Inc. (a)	2,683	27,769
Halliburton Co.	92,441	2,618,854
Helix Energy Solutions Group, Inc. (a)	13,570	106,117
Helmerich & Payne, Inc.	11,459	670,581
ION Geophysical Corp. (a)	1,017	13,007
KLX Energy Services Holdings, Inc. (a)	2,412	67,657
Liberty Oilfield Services, Inc. Class A (b)	3,393	50,590
Mammoth Energy Services, Inc.	1,206	18,802
Matrix Service Co. (a)	2,434	47,731
McDermott International, Inc. (a)	18,990	153,629
Nabors Industries Ltd.	32,911	115,189
National Oilwell Varco, Inc.	41,262	1,078,589
NCS Multistage Holdings, Inc. (a)	1,294	5,137
Newpark Resources, Inc. (a)	10,431	76,146
Noble Corp. (a)	26,381	69,382
Oceaneering International, Inc. (a)	9,970	191,424
Oil States International, Inc. (a)	6,495	125,483
Patterson-UTI Energy, Inc.	22,304	303,111
Pioneer Energy Services Corp. (a)	9,076	15,792
RPC, Inc.	5,980	61,534
Schlumberger Ltd.	147,280	6,285,910
SEACOR Holdings, Inc. (a)	2,245	99,992
Solaris Oilfield Infrastructure, Inc. Class A	2,521	42,832
Superior Energy Services, Inc. (a)	16,313	58,564
TechnipFMC PLC	45,116	1,109,402
TETRA Technologies, Inc. (a)	18,640	44,363
Tidewater, Inc. (a)	4,139	93,128
Transocean Ltd. (United States) (a)	53,570	421,060
U.S. Silica Holdings, Inc.	7,954	125,832
Unit Corp. (a)	6,037	81,862
Weatherford International PLC (a)(b)	98,535	54,519
		16,786,203
Oil, Gas & Consumable Fuels - 4.3%
Abraxas Petroleum Corp. (a)	15,774	21,768
Alta Mesa Resources, Inc. Class A (a)	11,261	2,477
Anadarko Petroleum Corp.	53,552	3,901,263
Antero Resources Corp. (a)	23,921	173,427
Apache Corp.	39,991	1,316,104
Arch Coal, Inc.	1,967	190,760
Bonanza Creek Energy, Inc. (a)	2,398	57,720
Cabot Oil & Gas Corp.	45,328	1,173,542
California Resources Corp. (a)	4,893	103,144
Callon Petroleum Co. (a)	23,819	178,881
Carrizo Oil & Gas, Inc. (a)	8,935	114,547
Centennial Resource Development, Inc. Class A (a)(b)	19,883	209,368
Cheniere Energy, Inc. (a)	23,450	1,509,008
Chesapeake Energy Corp. (a)(b)	94,411	274,736
Chevron Corp.	202,716	24,338,083
Cimarex Energy Co.	10,365	711,661
Clean Energy Fuels Corp. (a)	13,280	41,699
CNX Resources Corp. (a)	21,216	190,095
Concho Resources, Inc.	21,168	2,442,364
ConocoPhillips Co.	122,402	7,726,014
CONSOL Energy, Inc. (a)	2,549	86,411
Contango Oil & Gas Co. (a)	3,597	10,863
Continental Resources, Inc. (a)	9,238	424,856
CVR Energy, Inc.	2,978	135,827
Delek U.S. Holdings, Inc.	7,788	288,623
Denbury Resources, Inc. (a)	46,691	104,121
Devon Energy Corp.	49,825	1,601,376
Diamondback Energy, Inc.	16,387	1,743,413
Earthstone Energy, Inc. (a)	2,242	15,021
EOG Resources, Inc.	61,641	5,920,618
EQT Corp.	26,529	542,518
Equitrans Midstream Corp.	21,199	441,575
Evolution Petroleum Corp.	3,204	22,524
Extraction Oil & Gas, Inc. (a)(b)	12,744	59,897
Exxon Mobil Corp.	449,137	36,056,718
Green Plains, Inc.	3,393	58,936
Gulfport Energy Corp. (a)	16,694	109,346
Halcon Resources Corp. (a)	8,641	11,233
Hess Corp.	26,596	1,705,336
Highpoint Resources, Inc. (a)	9,272	25,405
HollyFrontier Corp.	16,894	806,351
International Seaways, Inc. (a)	3,490	62,192
Jagged Peak Energy, Inc. (a)	5,665	59,879
Kinder Morgan, Inc.	201,501	4,003,825
Kosmos Energy Ltd.	23,752	158,901
Laredo Petroleum, Inc. (a)	13,576	41,000
Lilis Energy, Inc. (a)	5,087	6,511
Lonestar Resources U.S., Inc. (a)	2,533	10,081
Magnolia Oil & Gas Corp. Class A (a)	9,866	130,034
Marathon Oil Corp.	87,573	1,492,244
Marathon Petroleum Corp.	73,569	4,478,145
Matador Resources Co. (a)	11,076	218,086
Midstates Petroleum Co., Inc. (a)	3,051	38,961
Montage Resources Corp. (a)	512	5,693
Murphy Oil Corp.	17,195	468,392
Nine Energy Service, Inc. (a)	775	15,601
Noble Energy, Inc.	51,020	1,380,601
Northern Oil & Gas, Inc. (a)	24,807	65,739
Oasis Petroleum, Inc. (a)	27,901	170,196
Occidental Petroleum Corp.	80,374	4,732,421
ONEOK, Inc.	43,402	2,948,298
Overseas Shipholding Group, Inc. (a)	5,103	9,287
Par Pacific Holdings, Inc. (a)	3,460	67,608
Parsley Energy, Inc. Class A (a)	28,322	565,307
PBF Energy, Inc. Class A	12,789	429,455
PDC Energy, Inc. (a)	7,120	309,649
Peabody Energy Corp.	8,364	240,632
Penn Virginia Corp. (a)	1,501	67,395
Phillips 66 Co.	45,127	4,254,122
Pioneer Natural Resources Co.	18,143	3,020,084
QEP Resources, Inc. (a)	25,356	190,677
Range Resources Corp.	20,882	188,773
Renewable Energy Group, Inc. (a)	4,038	97,397
Rex American Resources Corp. (a)	539	45,551
Ring Energy, Inc. (a)	4,641	24,040
SandRidge Energy, Inc. (a)	3,184	26,618
SemGroup Corp. Class A	7,816	102,077
SM Energy Co.	10,494	167,169
Southwestern Energy Co. (a)	62,500	246,875
SRC Energy, Inc. (a)	24,487	150,595
Talos Energy, Inc. (a)	2,505	74,399
Targa Resources Corp.	24,505	983,876
Teekay Corp. (b)	6,526	27,148
Teekay Tankers Ltd. (a)	13,293	14,489
Tellurian, Inc. (a)(b)	9,448	89,756
The Williams Companies, Inc.	128,653	3,644,739
Ultra Petroleum Corp. (a)	15,865	6,670
Uranium Energy Corp. (a)	22,511	31,741
Valero Energy Corp.	45,123	4,090,851
W&T Offshore, Inc. (a)	10,328	65,893
Whiting Petroleum Corp. (a)	9,777	267,792
World Fuel Services Corp.	6,743	208,022
WPX Energy, Inc. (a)	42,895	595,812
		135,638,928

TOTAL ENERGY		152,425,131

FINANCIALS - 13.7%
Banks - 5.8%
1st Source Corp.	2,237	104,759
Allegiance Bancshares, Inc. (a)	1,105	38,200
Amalgamated Bank	920	15,594
Ameris Bancorp	4,093	149,231
Associated Banc-Corp.	17,076	387,454
Atlantic Capital Bancshares, Inc. (a)	1,922	33,520
Banc of California, Inc.	3,934	57,082
BancFirst Corp.	1,651	93,116
Bancorp, Inc., Delaware (a)	7,734	78,964
BancorpSouth Bank	8,791	267,950
Bank of America Corp.	968,106	29,604,681
Bank of Hawaii Corp.	4,297	353,987
Bank of Marin Bancorp	2,269	96,092
Bank OZK	12,995	424,287
BankUnited, Inc.	10,463	382,737
Banner Corp.	3,109	164,839
BB&T Corp.	81,576	4,176,691
Berkshire Hills Bancorp, Inc.	4,676	140,233
BOK Financial Corp.	3,083	268,653
Boston Private Financial Holdings, Inc.	9,829	112,542
Brookline Bancorp, Inc., Delaware	8,753	131,733
Bryn Mawr Bank Corp.	2,558	97,434
Byline Bancorp, Inc. (a)	2,778	55,616
Cadence Bancorp Class A	12,386	281,782
Carolina Financial Corp.	2,750	99,248
Cathay General Bancorp	7,495	275,741
CBTX, Inc.	2,449	77,633
Centerstate Banks of Florida, Inc.	9,854	243,197
Central Pacific Financial Corp.	2,591	77,756
Chemical Financial Corp.	7,528	330,705
CIT Group, Inc.	10,870	579,045
Citigroup, Inc.	259,082	18,317,097
Citizens Financial Group, Inc.	49,936	1,807,683
City Holding Co.	1,913	151,854
Columbia Banking Systems, Inc.	8,016	300,921
Comerica, Inc.	17,281	1,358,114
Commerce Bancshares, Inc.	10,736	648,776
Community Bank System, Inc.	5,193	345,127
Community Trust Bancorp, Inc.	2,218	93,711
ConnectOne Bancorp, Inc.	4,540	99,108
Cullen/Frost Bankers, Inc.	6,597	670,849
Customers Bancorp, Inc. (a)	3,213	72,774
CVB Financial Corp.	9,932	215,524
Eagle Bancorp, Inc. (a)	3,209	177,329
East West Bancorp, Inc.	15,986	822,959
Enterprise Financial Services Corp.	2,679	113,965
Equity Bancshares, Inc. (a)	1,309	34,374
Fidelity Southern Corp.	1,933	56,270
Fifth Third Bancorp	75,241	2,168,446
Financial Institutions, Inc.	2,710	74,525
First Bancorp, North Carolina	2,524	95,685
First Bancorp, Puerto Rico	24,254	274,070
First Busey Corp.	5,365	138,632
First Citizens Bancshares, Inc.	909	407,459
First Commonwealth Financial Corp.	9,260	126,029
First Financial Bancorp, Ohio	9,948	249,695
First Financial Bankshares, Inc. (b)	7,312	449,834
First Financial Corp., Indiana	995	40,964
First Foundation, Inc.	4,519	64,215
First Hawaiian, Inc.	10,531	291,182
First Horizon National Corp.	34,769	524,664
First Internet Bancorp	750	16,418
First Interstate Bancsystem, Inc.	3,470	146,642
First Merchants Corp.	5,048	185,110
First Midwest Bancorp, Inc., Delaware	10,457	224,512
First of Long Island Corp.	3,375	78,536
First Republic Bank	17,350	1,832,507
Flushing Financial Corp.	3,723	84,140
FNB Corp., Pennsylvania	35,136	426,200
Franklin Financial Network, Inc.	1,333	36,857
Fulton Financial Corp.	17,476	301,461
German American Bancorp, Inc.	2,865	85,520
Glacier Bancorp, Inc.	9,004	383,480
Great Southern Bancorp, Inc.	1,146	66,411
Great Western Bancorp, Inc.	5,837	205,287
Hancock Whitney Corp.	9,260	405,032
Hanmi Financial Corp.	2,680	63,570
Heartland Financial U.S.A., Inc.	3,427	153,872
Heritage Commerce Corp.	5,677	71,076
Heritage Financial Corp., Washington	4,051	122,624
Hilltop Holdings, Inc.	7,337	154,297
Home Bancshares, Inc.	16,961	325,482
Hope Bancorp, Inc.	12,902	181,402
Horizon Bancorp, Inc. Indiana	3,204	52,129
Huntington Bancshares, Inc.	113,398	1,578,500
IBERIABANK Corp.	5,869	466,586
Independent Bank Corp.	2,868	61,748
Independent Bank Corp., Massachusetts	3,306	265,240
Independent Bank Group, Inc.	3,867	220,419
International Bancshares Corp.	5,510	228,500
Investors Bancorp, Inc.	24,749	290,801
JPMorgan Chase & Co.	352,663	40,926,541
KeyCorp	110,259	1,935,045
Lakeland Bancorp, Inc.	5,987	99,145
Lakeland Financial Corp.	2,219	105,957
LegacyTexas Financial Group, Inc.	4,838	193,907
Live Oak Bancshares, Inc.	2,210	38,609
M&T Bank Corp.	14,926	2,538,465
Mercantile Bank Corp.	1,575	53,235
Midland States Bancorp, Inc.	2,936	78,744
National Bank Holdings Corp.	2,341	89,520
NBT Bancorp, Inc.	4,476	170,178
OFG Bancorp	4,938	99,649
Old Line Bancshares, Inc.	2,401	60,025
Old National Bancorp, Indiana	15,203	259,667
Old Second Bancorp, Inc.	4,480	59,360
Opus Bank	1,947	42,581
Origin Bancorp, Inc.	300	10,452
Pacific Premier Bancorp, Inc.	4,767	138,577
PacWest Bancorp	12,385	489,827
Park National Corp.	1,553	151,697
Peapack-Gladstone Financial Corp.	3,045	88,092
Peoples Bancorp, Inc.	2,554	83,465
Peoples United Financial, Inc.	39,102	676,074
Pinnacle Financial Partners, Inc.	8,374	486,278
PNC Financial Services Group, Inc.	48,962	6,704,367
Popular, Inc.	11,044	637,349
Preferred Bank, Los Angeles	1,211	59,569
Prosperity Bancshares, Inc.	7,132	525,200
QCR Holdings, Inc.	2,173	74,338
Regions Financial Corp.	110,298	1,712,928
Renasant Corp.	4,788	173,613
S&T Bancorp, Inc.	3,438	137,795
Sandy Spring Bancorp, Inc.	3,091	107,845
Seacoast Banking Corp., Florida (a)	5,859	166,161
ServisFirst Bancshares, Inc.	4,717	160,095
Signature Bank	5,630	743,554
Simmons First National Corp. Class A	9,027	229,196
South State Corp.	3,699	279,866
Southside Bancshares, Inc.	2,911	102,263
Sterling Bancorp	23,880	511,510
Stock Yards Bancorp, Inc.	2,298	78,936
SunTrust Banks, Inc.	47,535	3,112,592
SVB Financial Group (a)	5,657	1,423,980
Synovus Financial Corp.	17,181	633,292
TCF Financial Corp.	16,961	375,347
Texas Capital Bancshares, Inc. (a)	5,128	331,935
Tompkins Financial Corp.	1,101	88,818
TowneBank	7,104	185,272
Trico Bancshares	3,134	125,078
TriState Capital Holdings, Inc. (a)	1,660	38,612
Triumph Bancorp, Inc. (a)	2,164	67,106
Trustmark Corp.	7,520	270,419
U.S. Bancorp	160,851	8,576,575
UMB Financial Corp.	4,968	347,064
Umpqua Holdings Corp.	23,753	412,352
Union Bankshares Corp.	5,879	214,584
United Bankshares, Inc., West Virginia	11,129	436,702
United Community Bank, Inc.	9,078	254,910
Univest Corp. of Pennsylvania	2,313	58,334
Valley National Bancorp	33,449	350,546
Veritex Holdings, Inc.	4,922	130,482
Washington Trust Bancorp, Inc.	1,272	65,902
Webster Financial Corp.	9,572	508,560
Wells Fargo & Co.	449,379	21,754,437
WesBanco, Inc.	5,412	218,212
Westamerica Bancorp.	3,026	194,330
Western Alliance Bancorp. (a)	10,425	498,107
Wintrust Financial Corp.	5,852	445,922
Zions Bancorp NA	20,259	999,376
		181,505,217
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	5,730	635,572
Ameriprise Financial, Inc.	14,825	2,175,865
Artisan Partners Asset Management, Inc.	5,150	145,951
Bank of New York Mellon Corp.	96,584	4,796,361
BGC Partners, Inc. Class A	71,808	387,763
BlackRock, Inc. Class A	12,872	6,246,009
Blucora, Inc. (a)	5,205	182,175
Cboe Global Markets, Inc.	11,885	1,207,635
Charles Schwab Corp.	127,663	5,844,412
CME Group, Inc.	37,930	6,785,677
Cohen & Steers, Inc.	2,377	119,207
Cowen Group, Inc. Class A (a)	2,739	45,878
Diamond Hill Investment Group, Inc.	304	43,922
Donnelley Financial Solutions, Inc. (a)	3,435	52,590
E*TRADE Financial Corp.	26,669	1,351,052
Eaton Vance Corp. (non-vtg.)	12,000	498,840
Evercore, Inc. Class A	4,249	413,980
FactSet Research Systems, Inc.	3,974	1,096,307
Federated Investors, Inc. Class B (non-vtg.)	10,045	308,683
Franklin Resources, Inc.	31,384	1,085,573
Gain Capital Holdings, Inc.	2,246	11,836
Goldman Sachs Group, Inc.	36,711	7,559,529
Greenhill & Co., Inc.	1,555	32,204
Hamilton Lane, Inc. Class A	1,967	96,108
Houlihan Lokey	3,544	174,790
Interactive Brokers Group, Inc.	7,932	430,232
IntercontinentalExchange, Inc.	60,323	4,907,276
INTL FCStone, Inc. (a)	1,848	74,955
Invesco Ltd.	43,417	953,871
Janus Henderson Group PLC	17,834	447,098
Lazard Ltd. Class A	13,951	542,415
Legg Mason, Inc.	9,246	309,279
LPL Financial	9,141	677,257
MarketAxess Holdings, Inc.	4,005	1,114,712
Moelis & Co. Class A	4,620	189,189
Moody's Corp.	17,691	3,478,404
Morgan Stanley	138,833	6,698,692
Morningstar, Inc.	1,862	267,104
MSCI, Inc.	9,302	2,096,485
Northern Trust Corp.	23,442	2,310,209
Oppenheimer Holdings, Inc. Class A (non-vtg.)	704	18,480
Piper Jaffray Companies	1,699	136,939
PJT Partners, Inc.	1,793	77,314
Raymond James Financial, Inc.	13,747	1,258,813
S&P Global, Inc.	26,545	5,857,420
SEI Investments Co.	13,646	743,025
State Street Corp.	40,207	2,720,406
Stifel Financial Corp.	7,602	453,611
T. Rowe Price Group, Inc.	25,478	2,738,885
TD Ameritrade Holding Corp.	28,774	1,512,937
The NASDAQ OMX Group, Inc.	12,177	1,122,719
Virtu Financial, Inc. Class A (b)	6,664	163,801
Virtus Investment Partners, Inc.	960	117,706
Waddell & Reed Financial, Inc. Class A	8,625	161,546
Westwood Holdings Group, Inc.	1,225	38,330
WisdomTree Investments, Inc.	12,430	89,496
		83,006,525
Consumer Finance - 0.8%
Ally Financial, Inc.	43,446	1,290,781
American Express Co.	74,218	8,700,576
Capital One Financial Corp.	50,106	4,651,340
Credit Acceptance Corp. (a)	1,310	650,048
CURO Group Holdings Corp. (a)	1,320	17,582
Discover Financial Services	35,673	2,906,993
Elevate Credit, Inc. (a)	2,164	9,695
Encore Capital Group, Inc. (a)	2,868	81,050
Enova International, Inc. (a)	3,778	103,631
EZCORP, Inc. (non-vtg.) Class A (a)(b)	4,452	48,393
First Cash Financial Services, Inc.	4,647	453,919
Green Dot Corp. Class A (a)	5,071	323,378
LendingClub Corp. (a)	43,842	139,418
Navient Corp.	25,081	338,844
Nelnet, Inc. Class A	1,921	111,514
OneMain Holdings, Inc.	8,196	278,418
PRA Group, Inc. (a)	5,191	145,971
Regional Management Corp. (a)	2,475	61,306
Santander Consumer U.S.A. Holdings, Inc.	12,091	258,143
SLM Corp.	45,058	457,789
Synchrony Financial	69,849	2,421,665
World Acceptance Corp. (a)	788	102,432
		23,552,886
Diversified Financial Services - 1.5%
AXA Equitable Holdings, Inc.	14,295	324,354
Berkshire Hathaway, Inc. Class B (a)	206,312	44,709,874
Cannae Holdings, Inc. (a)	7,643	196,196
Columbia Financial, Inc.	4,491	71,227
FB Financial Corp.	1,537	56,469
FGL Holdings Class A	18,517	157,950
Focus Financial Partners, Inc. Class A	2,152	80,700
Jefferies Financial Group, Inc.	29,907	615,187
On Deck Capital, Inc. (a)	6,314	34,474
Pennymac Financial Services, Inc.	5,833	130,076
Victory Capital Holdings, Inc. (a)	1,230	20,283
Voya Financial, Inc.	16,963	931,099
		47,327,889
Insurance - 2.6%
AFLAC, Inc.	80,427	4,051,912
Alleghany Corp. (a)	1,591	1,045,096
Allstate Corp.	36,454	3,611,133
AMBAC Financial Group, Inc. (a)	4,445	83,122
American Equity Investment Life Holding Co.	9,797	288,130
American Financial Group, Inc.	7,223	747,797
American International Group, Inc.	94,011	4,472,103
American National Insurance Co.	786	89,046
Amerisafe, Inc.	1,884	111,570
Aon PLC	25,544	4,601,496
Arch Capital Group Ltd. (a)	42,410	1,432,610
Argo Group International Holdings, Ltd.	3,632	283,550
Arthur J. Gallagher & Co.	19,378	1,620,388
Assurant, Inc.	5,632	535,040
Assured Guaranty Ltd.	10,922	520,979
Athene Holding Ltd. (a)	13,571	612,866
Axis Capital Holdings Ltd.	12,564	714,263
Brighthouse Financial, Inc. (a)	12,728	531,903
Brown & Brown, Inc.	24,342	772,859
Chubb Ltd.	48,821	7,088,809
Cincinnati Financial Corp.	16,015	1,540,323
CNO Financial Group, Inc.	17,019	281,664
eHealth, Inc. (a)	1,842	111,883
Employers Holdings, Inc.	3,333	143,052
Enstar Group Ltd. (a)	1,560	276,526
Erie Indemnity Co. Class A	2,051	388,295
Everest Re Group Ltd.	4,259	1,002,995
FBL Financial Group, Inc. Class A	829	51,788
First American Financial Corp.	11,838	675,476
FNF Group	29,316	1,171,174
Genworth Financial, Inc. Class A	51,855	196,530
Goosehead Insurance	1,047	31,902
Greenlight Capital Re, Ltd. (a)	3,005	36,000
Hanover Insurance Group, Inc.	4,546	548,293
Hartford Financial Services Group, Inc.	37,879	1,981,450
HCI Group, Inc.	610	25,998
Health Insurance Innovations, Inc. (a)(b)	1,106	25,792
Heritage Insurance Holdings, Inc.	2,212	30,172
Horace Mann Educators Corp.	4,773	184,142
James River Group Holdings Ltd.	3,242	136,877
Kemper Corp.	6,371	572,625
Kinsale Capital Group, Inc.	2,129	154,565
Lincoln National Corp.	22,792	1,520,682
Loews Corp.	29,342	1,504,951
Maiden Holdings Ltd.	6,959	4,548
Markel Corp. (a)	1,470	1,575,120
Marsh & McLennan Companies, Inc.	53,318	5,027,354
MBIA, Inc. (a)	9,356	90,473
Mercury General Corp.	2,911	156,554
MetLife, Inc.	104,760	4,832,579
National General Holdings Corp.	6,305	155,418
National Western Life Group, Inc.	207	55,211
Navigators Group, Inc.	1,841	128,760
Old Republic International Corp.	29,488	659,352
Primerica, Inc.	4,576	596,207
Principal Financial Group, Inc.	28,070	1,604,481
ProAssurance Corp.	5,410	203,037
Progressive Corp.	61,839	4,832,718
Prudential Financial, Inc.	43,813	4,631,472
Reinsurance Group of America, Inc.	6,654	1,008,148
RenaissanceRe Holdings Ltd.	4,261	661,989
RLI Corp.	4,097	333,209
Safety Insurance Group, Inc.	1,716	159,451
Selective Insurance Group, Inc.	6,065	432,495
Stewart Information Services Corp.	2,607	110,824
The Travelers Companies, Inc.	28,038	4,030,463
Third Point Reinsurance Ltd. (a)	6,670	77,439
Torchmark Corp.	10,875	953,303
Trupanion, Inc. (a)(b)	2,766	90,725
United Fire Group, Inc.	2,279	99,387
United Insurance Holdings Corp.	1,824	27,944
Universal Insurance Holdings, Inc.	3,285	97,860
Unum Group	23,127	853,849
W.R. Berkley Corp.	15,030	921,339
White Mountains Insurance Group Ltd.	320	300,493
Willis Group Holdings PLC	13,773	2,538,915
		83,058,944
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	4,830	82,641
AGNC Investment Corp.	55,310	983,965
Annaly Capital Management, Inc.	146,034	1,473,483
Anworth Mortgage Asset Corp.	15,570	65,238
Apollo Commercial Real Estate Finance, Inc.	11,277	211,331
Arbor Realty Trust, Inc. (b)	8,023	109,594
Ares Commercial Real Estate Corp.	2,596	39,459
Arlington Asset Investment Corp.	3,545	27,828
Armour Residential REIT, Inc.	7,469	142,509
Blackstone Mortgage Trust, Inc.	12,322	438,540
Capstead Mortgage Corp.	9,026	77,533
Cherry Hill Mortgage Investment Corp.	1,714	29,584
Chimera Investment Corp.	18,876	361,853
Dynex Capital, Inc.	6,185	37,729
Exantas Capital Corp.	6,618	72,467
Granite Point Mortgage Trust, Inc.	6,719	129,206
Invesco Mortgage Capital, Inc.	11,703	190,993
KKR Real Estate Finance Trust, Inc.	3,864	77,937
Ladder Capital Corp. Class A	9,617	167,336
MFA Financial, Inc.	45,753	343,605
New Residential Investment Corp.	38,591	648,715
New York Mortgage Trust, Inc.	18,463	116,317
Orchid Island Capital, Inc.	4,600	30,222
PennyMac Mortgage Investment Trust	6,636	139,356
Redwood Trust, Inc.	11,474	187,715
Starwood Property Trust, Inc.	28,052	646,599
TPG RE Finance Trust, Inc.	4,938	97,328
Two Harbors Investment Corp.	24,986	346,306
Western Asset Mortgage Capital Corp.	3,602	37,893
		7,313,282
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	638	36,902
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)	5,735	187,649
Capitol Federal Financial, Inc.	15,778	217,736
Dime Community Bancshares, Inc.	4,670	94,101
Essent Group Ltd. (a)	10,123	480,336
Farmer Mac Class C (non-vtg.)	853	65,237
First Defiance Financial Corp.	2,825	83,366
Flagstar Bancorp, Inc.	3,219	115,079
HomeStreet, Inc. (a)	2,359	66,382
Kearny Financial Corp.	10,824	151,536
LendingTree, Inc. (a)	766	294,772
Meridian Bancorp, Inc. Maryland	4,100	70,602
Meta Financial Group, Inc.	2,490	64,142
MGIC Investment Corp. (a)	37,674	551,547
New York Community Bancorp, Inc.	52,698	612,878
NMI Holdings, Inc. (a)	7,171	201,362
Northfield Bancorp, Inc.	4,005	60,075
Northwest Bancshares, Inc.	11,447	199,521
OceanFirst Financial Corp.	3,503	88,206
Ocwen Financial Corp. (a)	9,224	15,589
Oritani Financial Corp.	5,612	97,368
Provident Financial Services, Inc.	5,796	153,710
Radian Group, Inc.	22,067	516,809
TFS Financial Corp.	4,579	76,195
Trustco Bank Corp., New York	8,255	66,040
United Financial Bancorp, Inc. New	4,934	65,079
Walker & Dunlop, Inc.	3,157	173,477
Washington Federal, Inc.	9,050	299,917
WMI Holdings Corp. (a)	2,485	21,371
WSFS Financial Corp.	4,352	187,919
		5,278,001

TOTAL FINANCIALS		431,079,646

HEALTH CARE - 13.3%
Biotechnology - 2.6%
AbbVie, Inc.	159,682	12,677,154
Abeona Therapeutics, Inc. (a)	2,802	21,575
ACADIA Pharmaceuticals, Inc. (a)(b)	11,547	277,705
Acceleron Pharma, Inc. (a)	4,430	180,434
Achillion Pharmaceuticals, Inc. (a)	16,272	48,165
Acorda Therapeutics, Inc. (a)	3,953	41,309
Adamas Pharmaceuticals, Inc. (a)	1,801	11,382
Aduro Biotech, Inc. (a)	4,538	18,560
Adverum Biotechnologies, Inc. (a)	5,173	33,366
Aeglea BioTherapeutics, Inc. (a)	1,725	11,816
Agenus, Inc. (a)	7,486	19,239
Agios Pharmaceuticals, Inc. (a)(b)	5,377	300,682
Aimmune Therapeutics, Inc. (a)	3,962	79,795
Akebia Therapeutics, Inc. (a)	11,255	67,980
Alder Biopharmaceuticals, Inc. (a)	6,283	85,386
Aldeyra Therapeutics, Inc. (a)	2,151	17,789
Alexion Pharmaceuticals, Inc. (a)	23,886	3,251,601
Alkermes PLC (a)	16,970	514,530
Allakos, Inc. (a)	661	25,918
Alnylam Pharmaceuticals, Inc. (a)	9,662	863,203
AMAG Pharmaceuticals, Inc. (a)	3,104	34,641
Amgen, Inc.	67,742	12,147,495
Amicus Therapeutics, Inc. (a)	21,329	284,529
AnaptysBio, Inc. (a)	2,644	192,272
Anika Therapeutics, Inc. (a)	1,249	39,781
Apellis Pharmaceuticals, Inc. (a)	3,746	74,208
Arcus Biosciences, Inc. (a)	1,109	10,779
Arena Pharmaceuticals, Inc. (a)	5,041	230,626
ArQule, Inc. (a)	8,828	52,703
Array BioPharma, Inc. (a)	22,331	504,904
Arrowhead Pharmaceuticals, Inc. (a)	8,990	161,640
Assembly Biosciences, Inc. (a)	2,063	32,554
Atara Biotherapeutics, Inc. (a)	4,773	160,373
Audentes Therapeutics, Inc. (a)	3,537	133,663
Avid Bioservices, Inc. (a)	6,807	32,606
Bellicum Pharmaceuticals, Inc. (a)	4,128	12,590
BioCryst Pharmaceuticals, Inc. (a)	11,836	87,941
Biogen, Inc. (a)	21,433	4,913,301
Biohaven Pharmaceutical Holding Co. Ltd. (a)	3,620	216,657
BioMarin Pharmaceutical, Inc. (a)	18,838	1,611,214
Biospecifics Technologies Corp. (a)	487	32,629
bluebird bio, Inc. (a)(b)	5,786	820,628
Blueprint Medicines Corp. (a)	4,688	354,460
Calithera Biosciences, Inc. (a)	5,425	33,418
Cara Therapeutics, Inc. (a)(b)	4,077	77,789
CareDx, Inc. (a)	3,631	98,800
CASI Pharmaceuticals, Inc. (a)	4,679	15,254
Catalyst Biosciences, Inc. (a)	1,629	14,205
Catalyst Pharmaceutical Partners, Inc. (a)	10,916	62,658
Celgene Corp. (a)	74,238	7,027,369
Cellular Biomedicine Group, Inc. (a)	996	17,211
ChemoCentryx, Inc. (a)	2,033	26,978
Clovis Oncology, Inc. (a)	5,462	99,791
Coherus BioSciences, Inc. (a)	6,032	96,029
Concert Pharmaceuticals, Inc. (a)	1,696	17,435
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	4,504	32,159
Crinetics Pharmaceuticals, Inc. (a)	577	14,973
Cytokinetics, Inc. (a)	6,091	53,723
CytomX Therapeutics, Inc. (a)	3,900	37,089
Deciphera Pharmaceuticals, Inc. (a)	1,315	30,245
Denali Therapeutics, Inc. (a)(b)	7,168	175,401
Dicerna Pharmaceuticals, Inc. (a)	5,472	70,917
Dynavax Technologies Corp. (a)(b)	6,540	43,491
Eagle Pharmaceuticals, Inc. (a)	1,024	52,644
Editas Medicine, Inc. (a)	4,445	110,014
Eiger Biopharmaceuticals, Inc. (a)	3,199	34,965
Emergent BioSolutions, Inc. (a)	4,592	237,315
Enanta Pharmaceuticals, Inc. (a)	1,695	147,787
Epizyme, Inc. (a)	6,594	81,832
Esperion Therapeutics, Inc. (a)	2,548	109,819
Exact Sciences Corp. (a)	13,083	1,291,161
Exelixis, Inc.(a)	31,661	622,455
Fate Therapeutics, Inc. (a)	6,152	103,354
FibroGen, Inc. (a)	7,873	367,905
Five Prime Therapeutics, Inc. (a)	2,919	32,343
Flexion Therapeutics, Inc. (a)	3,252	34,471
Galectin Therapeutics, Inc. (a)(b)	2,908	12,446
Galectin Therapeutics, Inc. rights 5/23/19 (a)(d)	2,908	0
Genomic Health, Inc. (a)	2,246	144,485
Geron Corp. (a)(b)	14,368	26,150
Gilead Sciences, Inc.	137,578	8,948,073
Global Blood Therapeutics, Inc. (a)	5,846	323,868
GlycoMimetics, Inc. (a)	3,425	41,682
Halozyme Therapeutics, Inc. (a)	12,914	208,303
Heron Therapeutics, Inc. (a)	7,399	160,410
Homology Medicines, Inc. (a)	810	17,431
ImmunoGen, Inc. (a)	12,889	30,805
Immunomedics, Inc. (a)(b)	18,634	298,517
Incyte Corp. (a)	18,664	1,433,395
Inovio Pharmaceuticals, Inc. (a)(b)	9,229	34,701
Insmed, Inc. (a)	7,941	241,724
Insys Therapeutics, Inc. (a)(b)	2,386	10,260
Intellia Therapeutics, Inc. (a)	2,867	44,094
Intercept Pharmaceuticals, Inc. (a)	2,373	204,505
Intrexon Corp. (a)(b)	6,109	26,452
Invitae Corp. (a)	6,812	160,899
Ionis Pharmaceuticals, Inc. (a)	14,765	1,097,482
Iovance Biotherapeutics, Inc. (a)	12,834	146,308
Ironwood Pharmaceuticals, Inc. Class A (a)	14,146	168,196
Kadmon Holdings, Inc. (a)	11,010	25,874
Karyopharm Therapeutics, Inc. (a)	4,565	21,319
Kindred Biosciences, Inc. (a)	2,801	24,901
Kiniksa Pharmaceuticals Ltd.	810	12,093
Kura Oncology, Inc. (a)	2,930	44,360
La Jolla Pharmaceutical Co. (a)	3,000	24,150
Lexicon Pharmaceuticals, Inc. (a)	4,852	28,142
Ligand Pharmaceuticals, Inc. Class B (a)(b)	2,309	290,588
Macrogenics, Inc. (a)	4,402	73,822
Madrigal Pharmaceuticals, Inc. (a)	863	91,547
MannKind Corp. (a)	17,665	27,204
Minerva Neurosciences, Inc. (a)	5,878	43,321
Mirati Therapeutics, Inc. (a)	3,362	200,005
Momenta Pharmaceuticals, Inc. (a)	10,429	145,902
Myriad Genetics, Inc. (a)	7,997	251,746
Natera, Inc. (a)	3,542	67,688
Neurocrine Biosciences, Inc. (a)	9,611	694,299
Novavax, Inc. (a)(b)	32,973	17,519
Opko Health, Inc. (a)(b)	38,628	92,321
PDL BioPharma, Inc. (a)	14,229	46,529
Polarityte, Inc. (a)	1,455	13,153
Portola Pharmaceuticals, Inc. (a)(b)	7,114	251,124
Progenics Pharmaceuticals, Inc. (a)	7,817	40,179
Prothena Corp. PLC (a)	4,273	44,439
PTC Therapeutics, Inc. (a)(b)	5,364	200,721
Puma Biotechnology, Inc. (a)	3,239	104,037
Ra Pharmaceuticals, Inc. (a)	2,836	62,959
Radius Health, Inc. (a)	4,465	98,319
Regeneron Pharmaceuticals, Inc. (a)	8,315	2,853,209
REGENXBIO, Inc. (a)	3,166	159,566
Repligen Corp. (a)	4,014	270,463
Retrophin, Inc. (a)	4,717	90,000
Rigel Pharmaceuticals, Inc. (a)	13,061	29,126
Rocket Pharmaceuticals, Inc. (a)	2,363	43,857
Sage Therapeutics, Inc. (a)	5,009	842,664
Sangamo Therapeutics, Inc. (a)	10,625	124,206
Sarepta Therapeutics, Inc. (a)(b)	6,969	814,955
Savara, Inc. (a)	3,022	32,275
Scholar Rock Holding Corp.	608	12,938
Seattle Genetics, Inc. (a)	11,259	763,135
Solid Biosciences, Inc. (a)(b)	1,426	12,948
Sorrento Therapeutics, Inc. (a)	8,725	31,846
Spark Therapeutics, Inc. (a)	3,481	371,388
Spectrum Pharmaceuticals, Inc. (a)	10,454	97,954
Stemline Therapeutics, Inc. (a)	3,284	49,260
Syndax Pharmaceuticals, Inc. (a)	2,311	16,524
T2 Biosystems, Inc. (a)	3,749	9,635
TG Therapeutics, Inc. (a)	6,168	49,036
Tocagen, Inc. (a)	2,064	20,392
Trevena, Inc. (a)	6,547	9,624
Ultragenyx Pharmaceutical, Inc. (a)	5,207	343,662
United Therapeutics Corp. (a)	4,695	481,566
Vanda Pharmaceuticals, Inc. (a)	5,454	88,846
Veracyte, Inc. (a)	3,116	71,263
Verastem, Inc. (a)(b)	7,024	14,961
Vericel Corp. (a)	4,696	79,785
Vertex Pharmaceuticals, Inc. (a)	27,140	4,586,117
Viking Therapeutics, Inc. (a)(b)	4,665	36,527
Voyager Therapeutics, Inc. (a)	2,054	43,339
Xencor, Inc. (a)	5,280	162,149
XOMA Corp. (a)(b)	963	11,421
Zafgen, Inc. (a)	3,203	8,200
ZIOPHARM Oncology, Inc. (a)(b)	14,825	65,527
		81,477,594
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	186,326	14,824,097
Abiomed, Inc. (a)	4,745	1,316,310
Accuray, Inc. (a)	7,632	31,596
Align Technology, Inc. (a)	7,703	2,501,010
Angiodynamics, Inc. (a)	4,295	88,219
Antares Pharma, Inc. (a)	11,927	32,084
Atricure, Inc. (a)	3,966	119,059
Atrion Corp.	140	123,200
Avanos Medical, Inc. (a)	5,177	217,175
AxoGen, Inc. (a)	3,545	83,237
Baxter International, Inc.	52,516	4,006,971
Becton, Dickinson & Co.	28,505	6,862,294
BioLife Solutions, Inc. (a)	1,049	17,560
Boston Scientific Corp. (a)	146,975	5,455,712
Cantel Medical Corp.	3,949	272,244
Cardiovascular Systems, Inc. (a)	3,833	136,225
Cerus Corp. (a)	12,440	76,257
CONMED Corp.	3,041	243,371
Cryolife, Inc. (a)	3,868	118,593
CryoPort, Inc. (a)(b)	2,598	36,554
Cutera, Inc. (a)	1,265	22,441
CytoSorbents Corp. (a)	2,429	17,489
Danaher Corp.	65,437	8,666,476
Dentsply Sirona, Inc.	23,684	1,210,963
DexCom, Inc. (a)	9,482	1,147,986
Edwards Lifesciences Corp. (a)	22,219	3,912,099
Endologix, Inc. (a)	932	5,983
Genmark Diagnostics, Inc. (a)	6,541	47,357
Glaukos Corp. (a)	3,611	260,461
Globus Medical, Inc. (a)	7,995	360,495
Haemonetics Corp. (a)	5,350	466,948
Heska Corp. (a)	800	62,128
Hill-Rom Holdings, Inc.	7,074	717,445
Hologic, Inc. (a)	28,462	1,320,068
ICU Medical, Inc. (a)	1,741	396,078
IDEXX Laboratories, Inc. (a)	9,200	2,134,400
Inogen, Inc. (a)	1,778	155,219
Inspire Medical Systems, Inc.	1,283	66,318
Insulet Corp. (a)	6,395	551,569
Integer Holdings Corp. (a)	3,296	227,721
Integra LifeSciences Holdings Corp. (a)	7,309	381,457
IntriCon Corp. (a)	701	16,382
Intuitive Surgical, Inc. (a)	12,131	6,194,453
Invacare Corp.	2,942	21,771
iRhythm Technologies, Inc. (a)	2,322	177,192
Lantheus Holdings, Inc. (a)	3,999	96,616
LeMaitre Vascular, Inc.	1,381	39,883
LivaNova PLC (a)	5,219	359,537
Masimo Corp. (a)	5,081	661,292
Medtronic PLC	142,443	12,650,363
Meridian Bioscience, Inc.	4,892	56,307
Merit Medical Systems, Inc. (a)	6,035	339,046
Natus Medical, Inc. (a)	3,607	96,523
Neogen Corp. (a)	5,654	342,972
Nevro Corp. (a)	3,210	198,089
NuVasive, Inc. (a)	5,476	331,846
Nuvectra Corp. (a)	1,667	15,736
OraSure Technologies, Inc. (a)	7,385	69,862
Orthofix International NV (a)	1,936	106,073
OrthoPediatrics Corp. (a)	707	28,803
Penumbra, Inc. (a)(b)	3,222	433,359
Quanterix Corp. (a)	827	18,789
Quidel Corp. (a)	3,769	240,990
ResMed, Inc.	15,099	1,577,996
Seaspine Holdings Corp. (a)	1,268	18,678
Senseonics Holdings, Inc. (a)(b)	8,327	19,402
Sientra, Inc. (a)	2,067	17,404
Staar Surgical Co. (a)	2,989	97,083
STERIS PLC	9,054	1,185,893
Stryker Corp.	32,941	6,222,884
SurModics, Inc. (a)	1,181	51,303
Tactile Systems Technology, Inc. (a)	1,746	86,881
Tandem Diabetes Care, Inc. (a)	6,162	378,408
Teleflex, Inc.	4,915	1,406,575
The Cooper Companies, Inc.	5,240	1,519,181
TransEnterix, Inc. (a)	16,540	33,080
Varex Imaging Corp. (a)	4,029	132,312
Varian Medical Systems, Inc. (a)	9,571	1,303,283
ViewRay, Inc. (a)	5,036	35,051
West Pharmaceutical Services, Inc.	7,804	966,057
Wright Medical Group NV (a)	12,384	366,195
Zimmer Biomet Holdings, Inc.	21,591	2,659,148
		99,265,567
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)	9,084	290,870
Addus HomeCare Corp. (a)	1,152	78,221
Amedisys, Inc. (a)	3,153	403,016
American Renal Associates Holdings, Inc. (a)	1,330	9,150
AmerisourceBergen Corp.	16,721	1,250,062
AMN Healthcare Services, Inc. (a)	4,993	259,936
Anthem, Inc.	27,479	7,227,801
Apollo Medical Holdings, Inc. (a)	2,126	41,138
BioScrip, Inc. (a)	13,042	25,041
BioTelemetry, Inc. (a)	3,491	189,910
Brookdale Senior Living, Inc. (a)	19,168	118,458
Capital Senior Living Corp. (a)	2,885	12,117
Cardinal Health, Inc.	31,924	1,555,018
Centene Corp. (a)	43,795	2,258,070
Chemed Corp.	1,675	547,357
Cigna Corp.	40,476	6,429,208
Community Health Systems, Inc. (a)	10,312	35,473
Corvel Corp. (a)	1,240	89,032
Cross Country Healthcare, Inc. (a)	3,513	24,767
CVS Health Corp.	137,374	7,470,398
DaVita HealthCare Partners, Inc. (a)	13,370	738,559
Diplomat Pharmacy, Inc. (a)	4,968	27,721
Encompass Health Corp.	10,465	674,469
G1 Therapeutics, Inc. (a)	2,249	48,129
HCA Holdings, Inc.	28,578	3,635,979
HealthEquity, Inc. (a)	5,840	395,660
Henry Schein, Inc. (a)	16,075	1,029,765
Humana, Inc.	14,528	3,710,596
Laboratory Corp. of America Holdings (a)	10,704	1,711,784
LHC Group, Inc. (a)	3,061	340,108
Magellan Health Services, Inc. (a)	2,448	171,360
McKesson Corp.	20,742	2,473,484
MEDNAX, Inc. (a)	9,358	261,743
Molina Healthcare, Inc. (a)	6,655	862,688
National Healthcare Corp.	853	64,342
National Vision Holdings, Inc. (a)	6,907	186,489
Neuronetics, Inc.	668	11,136
OptiNose, Inc. (a)	1,510	15,040
Owens & Minor, Inc.	5,646	19,253
Patterson Companies, Inc.	8,355	182,473
PetIQ, Inc. Class A (a)(b)	1,447	39,749
Premier, Inc. (a)	5,381	178,811
Providence Service Corp.	1,316	87,290
Quest Diagnostics, Inc.	14,437	1,391,438
R1 RCM, Inc. (a)	10,156	106,333
RadNet, Inc. (a)	3,885	47,047
Select Medical Holdings Corp. (a)	11,268	161,921
Surgery Partners, Inc. (a)	1,486	16,093
Tenet Healthcare Corp. (a)	8,613	188,625
The Ensign Group, Inc.	5,225	269,192
Tivity Health, Inc. (a)	4,093	88,491
Triple-S Management Corp. (a)	1,922	43,668
U.S. Physical Therapy, Inc.	1,340	156,097
UnitedHealth Group, Inc.	102,110	23,798,778
Universal Health Services, Inc. Class B	9,143	1,159,972
Wellcare Health Plans, Inc. (a)	5,338	1,379,072
		73,988,398
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	17,443	172,162
Castlight Health, Inc. Class B (a)	6,591	24,584
Cerner Corp. (a)	34,767	2,310,267
Computer Programs & Systems, Inc.	2,468	75,003
Evolent Health, Inc. (a)	7,540	102,167
HealthStream, Inc.	3,984	104,301
HMS Holdings Corp. (a)	8,783	267,267
Inovalon Holdings, Inc. Class A (a)(b)	7,402	100,149
Medidata Solutions, Inc. (a)	6,503	587,481
Nextgen Healthcare, Inc. (a)	6,182	116,160
Omnicell, Inc. (a)	4,193	336,949
Tabula Rasa HealthCare, Inc. (a)(b)	1,929	102,739
Teladoc Health, Inc. (a)(b)	7,344	417,727
Veeva Systems, Inc. Class A (a)	12,934	1,809,079
Vocera Communications, Inc. (a)	3,122	99,436
		6,625,471
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	2,275	44,363
Agilent Technologies, Inc.	33,927	2,663,270
Bio-Rad Laboratories, Inc. Class A (a)	2,131	641,282
Bio-Techne Corp.	3,999	818,155
Bruker Corp.	10,846	418,656
Cambrex Corp. (a)	3,705	159,389
Charles River Laboratories International, Inc. (a)	5,190	729,039
Codexis, Inc. (a)	5,012	98,736
Fluidigm Corp. (a)	5,573	76,573
Illumina, Inc. (a)	15,622	4,874,064
IQVIA Holdings, Inc. (a)	16,896	2,346,854
Luminex Corp.	4,705	107,321
Medpace Holdings, Inc. (a)	2,835	159,242
Mettler-Toledo International, Inc. (a)	2,665	1,986,118
Nanostring Technologies, Inc. (a)	2,785	72,326
NeoGenomics, Inc. (a)	9,385	195,490
Pacific Biosciences of California, Inc. (a)	13,190	97,474
PerkinElmer, Inc.	11,768	1,127,845
PRA Health Sciences, Inc. (a)	6,444	623,908
Syneos Health, Inc. (a)	6,298	295,565
Thermo Fisher Scientific, Inc.	42,729	11,855,161
Waters Corp. (a)	8,053	1,719,638
		31,110,469
Pharmaceuticals - 4.0%
AcelRx Pharmaceuticals, Inc. (a)	5,875	22,736
Aclaris Therapeutics, Inc. (a)	3,290	20,727
Adamis Pharmaceuticals Corp. (a)	3,327	6,820
Aerie Pharmaceuticals, Inc. (a)	4,094	156,186
Akcea Therapeutics, Inc. (a)(b)	1,709	42,879
Akorn, Inc. (a)	7,762	20,957
Allergan PLC	33,699	4,953,753
Amneal Pharmaceuticals, Inc. (a)	8,014	103,140
Amphastar Pharmaceuticals, Inc. (a)	3,963	85,561
ANI Pharmaceuticals, Inc. (a)	793	56,287
Aratana Therapeutics, Inc. (a)	5,046	23,716
Assertio Therapeutics, Inc. (a)	5,743	23,948
Athenex, Inc. (a)	3,802	37,564
Biodelivery Sciences International, Inc. (a)	4,781	23,092
Bristol-Myers Squibb Co.	173,368	8,049,476
Catalent, Inc. (a)	15,344	687,718
Collegium Pharmaceutical, Inc. (a)	2,556	35,605
Corcept Therapeutics, Inc. (a)(b)	10,511	130,126
Cyclerion Therapeutics, Inc. (a)	1,414	21,535
CymaBay Therapeutics, Inc. (a)	6,641	85,071
Dermira, Inc. (a)	3,726	41,321
Dova Pharmaceuticals, Inc. (a)	1,385	12,742
Eli Lilly & Co.	100,127	11,718,864
Endo International PLC (a)	20,807	156,053
Evolus, Inc. (a)(b)	838	20,430
Horizon Pharma PLC (a)	18,050	460,817
Innoviva, Inc. (a)	7,106	99,697
Intersect ENT, Inc. (a)	3,174	103,123
Intra-Cellular Therapies, Inc. (a)	4,756	62,637
Jazz Pharmaceuticals PLC (a)	6,461	838,444
Johnson & Johnson	284,494	40,170,553
Kala Pharmaceuticals, Inc. (a)	2,002	15,536
Lannett Co., Inc. (a)	4,324	33,252
Mallinckrodt PLC (a)	8,447	130,591
Marinus Pharmaceuticals, Inc. (a)	4,385	21,662
Merck & Co., Inc.	276,037	21,726,872
Mylan NV (a)	54,989	1,484,153
MyoKardia, Inc. (a)	3,517	168,746
Nektar Therapeutics (a)	18,297	585,870
Neos Therapeutics, Inc. (a)	4,171	10,052
Ocular Therapeutix, Inc. (a)	4,110	15,413
Omeros Corp. (a)(b)	4,424	83,348
Pacira Biosciences, Inc. (a)	4,584	182,535
Paratek Pharmaceuticals, Inc. (a)(b)	2,578	14,205
Perrigo Co. PLC	13,382	641,265
Pfizer, Inc.	613,538	24,915,778
Phibro Animal Health Corp. Class A	1,817	63,068
Prestige Brands Holdings, Inc. (a)	5,953	175,137
Reata Pharmaceuticals, Inc. (a)	1,630	127,890
Revance Therapeutics, Inc. (a)	3,484	46,128
Rhythm Pharmaceuticals, Inc. (a)	1,900	48,032
SIGA Technologies, Inc. (a)	3,980	20,855
Supernus Pharmaceuticals, Inc. (a)	5,304	194,816
The Medicines Company (a)	6,648	212,404
TherapeuticsMD, Inc. (a)(b)	20,568	88,442
Theravance Biopharma, Inc. (a)	4,583	109,305
Tricida, Inc.	1,424	48,786
WAVE Life Sciences (a)	1,401	37,169
Zoetis, Inc. Class A	50,896	5,183,249
Zogenix, Inc. (a)	4,266	166,331
Zynerba Pharmaceuticals, Inc. (a)	1,835	22,974
		124,845,442

TOTAL HEALTH CARE		417,312,941

INDUSTRIALS - 10.2%
Aerospace & Defense - 2.4%
AAR Corp.	3,796	128,191
Aerojet Rocketdyne Holdings, Inc. (a)	7,645	258,860
AeroVironment, Inc. (a)	2,249	154,191
Arconic, Inc.	45,746	982,624
Astronics Corp. (a)	2,776	92,552
Axon Enterprise, Inc. (a)	6,128	389,128
BWX Technologies, Inc.	10,406	531,747
Cubic Corp.	2,822	160,233
Curtiss-Wright Corp.	4,569	520,592
Ducommun, Inc. (a)	902	36,603
General Dynamics Corp.	29,590	5,288,325
Harris Corp.	12,453	2,098,331
HEICO Corp.	4,246	448,080
HEICO Corp. Class A	7,616	681,099
Hexcel Corp.	9,240	653,360
Huntington Ingalls Industries, Inc.	4,525	1,007,175
KEYW Holding Corp. (a)	4,849	54,988
Kratos Defense & Security Solutions, Inc. (a)	8,737	138,744
L3 Technologies, Inc.	8,364	1,828,203
Lockheed Martin Corp.	26,253	8,750,912
Mercury Systems, Inc. (a)	5,039	367,948
Moog, Inc. Class A	3,427	320,904
National Presto Industries, Inc.	450	47,925
Northrop Grumman Corp.	18,449	5,348,550
Raytheon Co.	30,229	5,368,368
Spirit AeroSystems Holdings, Inc. Class A	11,278	980,058
Teledyne Technologies, Inc. (a)	3,858	958,752
Textron, Inc.	25,984	1,377,152
The Boeing Co.	56,042	21,166,503
TransDigm Group, Inc. (a)	5,135	2,477,740
Triumph Group, Inc.	5,196	123,301
United Technologies Corp.	86,068	12,274,157
Vectrus, Inc. (a)	1,581	64,110
Wesco Aircraft Holdings, Inc. (a)	7,089	59,831
		75,139,237
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	5,956	140,145
Atlas Air Worldwide Holdings, Inc. (a)	2,631	127,051
C.H. Robinson Worldwide, Inc.	14,648	1,186,488
Echo Global Logistics, Inc. (a)	2,525	57,924
Expeditors International of Washington, Inc.	18,247	1,449,177
FedEx Corp.	25,757	4,879,921
Forward Air Corp.	2,913	184,451
Hub Group, Inc. Class A (a)	3,348	139,176
United Parcel Service, Inc. Class B	73,788	7,837,761
XPO Logistics, Inc. (a)(b)	13,444	915,268
		16,917,362
Airlines - 0.4%
Alaska Air Group, Inc.	13,239	819,494
Allegiant Travel Co.	1,323	194,322
American Airlines Group, Inc.	43,667	1,492,538
Delta Air Lines, Inc.	66,167	3,856,874
Hawaiian Holdings, Inc.	5,127	144,633
JetBlue Airways Corp. (a)	32,454	602,022
Mesa Air Group, Inc.	1,231	11,251
SkyWest, Inc.	5,566	342,810
Southwest Airlines Co.	53,716	2,913,019
Spirit Airlines, Inc. (a)	7,365	400,509
United Continental Holdings, Inc. (a)	24,236	2,153,611
		12,931,083
Building Products - 0.4%
A.O. Smith Corp.	15,320	805,372
AAON, Inc.	4,441	222,983
Advanced Drain Systems, Inc. Del	6,021	168,889
Allegion PLC	9,972	989,522
American Woodmark Corp. (a)	2,042	183,637
Apogee Enterprises, Inc.	3,171	127,791
Armstrong World Industries, Inc.	5,392	467,325
Builders FirstSource, Inc. (a)	11,437	157,602
Continental Building Products, Inc. (a)	3,400	87,210
COVIA Corp. (a)	2,428	11,679
CSW Industrials, Inc.	1,416	84,889
Fortune Brands Home & Security, Inc.	15,125	798,298
GCP Applied Technologies, Inc. (a)	7,944	228,708
Gibraltar Industries, Inc. (a)	3,180	126,151
GMS, Inc. (a)	3,701	65,212
Griffon Corp.	2,924	57,369
Insteel Industries, Inc.	1,963	41,105
Jeld-Wen Holding, Inc. (a)	6,803	134,359
Johnson Controls International PLC	97,856	3,669,600
Lennox International, Inc.	3,864	1,048,883
Masco Corp.	32,476	1,268,513
Masonite International Corp. (a)	2,992	154,058
NCI Building Systems, Inc. (a)	3,847	22,005
Owens Corning	11,785	604,217
Patrick Industries, Inc. (a)	2,411	120,237
PGT, Inc. (a)	6,122	89,749
Quanex Building Products Corp.	3,253	54,390
Resideo Technologies, Inc. (a)	12,656	287,291
Simpson Manufacturing Co. Ltd.	4,137	263,444
Trex Co., Inc. (a)	6,198	429,335
Universal Forest Products, Inc.	6,733	248,784
		13,018,607
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	6,972	264,727
ACCO Brands Corp.	10,267	93,840
ADS Waste Holdings, Inc. (a)	7,402	239,381
Brady Corp. Class A	5,441	265,466
BrightView Holdings, Inc.	2,073	33,251
Casella Waste Systems, Inc. Class A (a)	3,987	148,795
Cintas Corp.	9,200	1,997,688
Clean Harbors, Inc. (a)	5,370	408,120
Copart, Inc. (a)	21,866	1,472,019
Covanta Holding Corp.	12,147	219,496
Deluxe Corp.	4,964	221,990
Ennis, Inc.	2,452	49,481
Evoqua Water Technologies Corp. (a)	6,261	85,275
Healthcare Services Group, Inc.	7,938	268,701
Heritage-Crystal Clean, Inc. (a)	1,458	41,888
Herman Miller, Inc.	6,884	267,237
HNI Corp.	4,484	164,608
Interface, Inc.	6,964	111,703
KAR Auction Services, Inc.	14,157	799,587
Kimball International, Inc. Class B	3,918	61,356
Knoll, Inc.	4,401	96,118
LSC Communications, Inc.	2,942	20,565
Matthews International Corp. Class A	3,508	140,530
McGrath RentCorp.	2,449	151,838
Mobile Mini, Inc.	4,646	167,349
MSA Safety, Inc.	3,614	397,215
Multi-Color Corp.	1,365	68,114
Pitney Bowes, Inc.	18,611	132,324
Quad/Graphics, Inc.	2,496	30,476
R.R. Donnelley & Sons Co.	8,443	39,007
Republic Services, Inc.	22,985	1,903,618
Rollins, Inc.	15,743	608,782
SP Plus Corp. (a)	1,970	68,004
Steelcase, Inc. Class A	9,274	160,347
Stericycle, Inc. (a)	9,165	535,144
Team, Inc. (a)	2,994	50,599
Tetra Tech, Inc.	5,941	384,502
The Brink's Co.	5,333	426,267
U.S. Ecology, Inc.	2,420	147,644
UniFirst Corp.	1,672	264,393
Viad Corp.	2,304	141,258
Waste Management, Inc.	41,496	4,454,181
		17,602,884
Construction & Engineering - 0.2%
AECOM (a)	16,169	548,129
Aegion Corp. (a)	3,534	70,362
Ameresco, Inc. Class A (a)	1,701	25,617
Arcosa, Inc.	5,223	162,592
Argan, Inc.	1,334	63,792
Comfort Systems U.S.A., Inc.	3,759	203,362
Dycom Industries, Inc. (a)	3,427	169,945
EMCOR Group, Inc.	6,046	508,710
Fluor Corp.	15,225	604,889
Granite Construction, Inc.	5,043	226,380
Great Lakes Dredge & Dock Corp. (a)	5,848	59,825
HC2 Holdings, Inc. (a)	4,118	8,813
Jacobs Engineering Group, Inc.	12,789	996,775
KBR, Inc.	14,590	324,190
Keane Group, Inc. (a)	3,749	39,327
MasTec, Inc. (a)(b)	6,964	352,727
MYR Group, Inc. (a)	1,450	52,418
NV5 Holdings, Inc. (a)	831	52,636
Orion Group Holdings, Inc. (a)	3,592	9,303
Primoris Services Corp.	4,987	109,315
Quanta Services, Inc.	15,786	640,912
Sterling Construction Co., Inc. (a)	2,484	33,683
Tutor Perini Corp. (a)	4,368	87,229
Valmont Industries, Inc.	2,279	307,300
Williams Scotsman Corp. (a)	3,566	48,034
		5,706,265
Electrical Equipment - 0.6%
Acuity Brands, Inc.	4,174	610,781
Allied Motion Technologies, Inc.	696	25,481
AMETEK, Inc.	24,593	2,168,365
AZZ, Inc.	2,624	124,614
Eaton Corp. PLC	45,981	3,808,146
Emerson Electric Co.	66,520	4,722,255
Encore Wire Corp.	2,181	129,311
Energous Corp. (a)	2,003	10,155
EnerSys	4,504	311,632
Enphase Energy, Inc. (a)	8,301	83,342
Fortive Corp.	31,150	2,689,491
Generac Holdings, Inc. (a)	6,430	353,586
GrafTech International Ltd.	6,351	72,719
Hubbell, Inc. Class B	5,747	733,317
Plug Power, Inc. (a)(b)	24,829	61,824
Regal Beloit Corp.	4,660	396,473
Rockwell Automation, Inc.	12,791	2,311,462
Sensata Technologies, Inc. PLC (a)	17,340	865,960
Sunrun, Inc. (a)	7,757	117,984
Thermon Group Holdings, Inc. (a)	3,904	100,684
TPI Composites, Inc. (a)	1,806	55,896
Vicor Corp. (a)	1,825	68,456
Vivint Solar, Inc. (a)	4,161	22,511
		19,844,445
Industrial Conglomerates - 1.3%
3M Co.	61,791	11,710,012
Carlisle Companies, Inc.	6,252	884,158
General Electric Co.	923,233	9,389,280
Honeywell International, Inc.	78,439	13,619,364
ITT, Inc.	9,019	546,100
Raven Industries, Inc.	3,755	146,107
Roper Technologies, Inc.	10,956	3,940,873
		40,235,894
Machinery - 1.9%
Actuant Corp. Class A	6,208	158,801
AGCO Corp.	6,763	478,685
Alamo Group, Inc.	1,027	106,438
Albany International Corp. Class A	3,187	235,742
Allison Transmission Holdings, Inc.	12,906	604,775
Altra Industrial Motion Corp.	7,075	265,242
Apergy Corp. (a)	8,132	322,759
Astec Industries, Inc.	2,443	82,354
Barnes Group, Inc.	5,023	279,379
Blue Bird Corp. (a)	1,304	22,572
Briggs & Stratton Corp.	4,195	51,179
Cactus, Inc. (a)	3,938	142,949
Caterpillar, Inc.	62,627	8,731,456
Chart Industries, Inc. (a)	3,375	297,911
CIRCOR International, Inc. (a)	2,115	71,318
Colfax Corp. (a)	9,835	296,722
Columbus McKinnon Corp. (NY Shares)	2,284	89,898
Commercial Vehicle Group, Inc. (a)	2,190	19,535
Crane Co.	5,166	439,368
Cummins, Inc.	15,646	2,601,773
Deere & Co.	34,140	5,654,608
Donaldson Co., Inc.	13,754	736,389
Douglas Dynamics, Inc.	2,453	92,625
Dover Corp.	15,531	1,522,659
Energy Recovery, Inc. (a)	3,032	29,501
EnPro Industries, Inc.	2,190	162,761
ESCO Technologies, Inc.	6,251	468,825
Federal Signal Corp.	6,642	191,090
Flowserve Corp.	13,795	676,369
Franklin Electric Co., Inc.	4,332	211,662
Gardner Denver Holdings, Inc. (a)	13,513	456,064
Gates Industrial Corp. PLC (a)	5,409	86,977
Global Brass & Copper Holdings, Inc.	2,466	107,000
Gorman-Rupp Co.	2,054	68,398
Graco, Inc.	17,288	886,010
Greenbrier Companies, Inc.	3,360	119,381
Harsco Corp. (a)	8,184	185,286
Hillenbrand, Inc.	6,666	286,771
Hyster-Yale Materials Handling Class A	848	56,494
IDEX Corp.	8,051	1,261,270
Illinois Tool Works, Inc.	32,402	5,042,723
Ingersoll-Rand PLC	25,968	3,183,936
John Bean Technologies Corp.	3,350	367,797
Kadant, Inc.	992	97,305
Kennametal, Inc.	8,740	355,718
Lincoln Electric Holdings, Inc.	6,878	600,243
Lindsay Corp.	1,198	101,830
Lydall, Inc. (a)	1,476	36,324
Manitowoc Co., Inc. (a)	3,144	56,152
Meritor, Inc. (a)	8,858	214,895
Middleby Corp. (a)	5,889	778,114
Milacron Holdings Corp. (a)	7,558	110,422
Mueller Industries, Inc.	5,998	174,962
Mueller Water Products, Inc. Class A	17,322	185,865
Navistar International Corp. New (a)	6,771	231,162
NN, Inc.	3,908	35,328
Nordson Corp.	5,472	798,638
Oshkosh Corp.	7,569	625,124
PACCAR, Inc.	36,965	2,649,282
Parker Hannifin Corp.	14,004	2,535,844
Pentair PLC	16,939	660,452
ProPetro Holding Corp. (a)	7,875	174,274
Proto Labs, Inc. (a)	2,819	309,498
RBC Bearings, Inc. (a)	2,610	359,006
Rexnord Corp. (a)	11,127	318,232
Snap-On, Inc.	5,854	985,111
Spartan Motors, Inc.	2,954	27,472
SPX Corp. (a)	4,410	160,965
SPX Flow, Inc. (a)	4,374	157,202
Standex International Corp.	1,436	94,877
Stanley Black & Decker, Inc.	15,958	2,339,443
Sun Hydraulics Corp.	2,997	156,863
Tennant Co.	2,065	137,075
Terex Corp.	6,540	217,978
Timken Co.	7,390	354,351
Titan International, Inc.	4,843	33,562
Toro Co.	11,130	814,160
TriMas Corp. (a)	4,389	135,752
Trinity Industries, Inc.	15,452	333,145
Wabash National Corp.	4,989	75,234
WABCO Holdings, Inc. (a)	5,488	726,831
Wabtec Corp.	14,216	1,052,979
Watts Water Technologies, Inc. Class A	3,062	262,077
Welbilt, Inc. (a)	13,127	220,927
Woodward, Inc.	5,846	636,629
Xylem, Inc.	19,075	1,590,855
		59,075,610
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	6,684	36,428
Genco Shipping & Trading Ltd. (a)	1,561	15,766
Kirby Corp. (a)	5,684	464,496
Matson, Inc.	4,276	169,372
		686,062
Professional Services - 0.5%
Asgn, Inc. (a)	5,781	364,434
Barrett Business Services, Inc.	644	46,922
BG Staffing, Inc.	826	19,304
CBIZ, Inc. (a)	6,261	120,900
CoStar Group, Inc. (a)	3,864	1,917,510
CRA International, Inc.	759	39,529
Equifax, Inc.	12,775	1,609,011
Exponent, Inc.	5,625	318,488
Forrester Research, Inc.	984	50,046
FTI Consulting, Inc. (a)	4,038	343,149
Heidrick & Struggles International, Inc.	1,723	61,649
Huron Consulting Group, Inc. (a)	2,411	116,524
ICF International, Inc.	2,154	167,732
IHS Markit Ltd. (a)	37,769	2,162,653
InnerWorkings, Inc. (a)	4,096	13,844
Insperity, Inc.	4,082	488,044
Kelly Services, Inc. Class A (non-vtg.)	4,475	99,614
Kforce, Inc.	2,396	86,304
Korn Ferry	6,609	310,755
Manpower, Inc.	6,660	639,626
Navigant Consulting, Inc.	4,705	107,415
Nielsen Holdings PLC	37,872	966,872
Resources Connection, Inc.	2,902	46,606
Robert Half International, Inc.	13,107	813,814
TransUnion Holding Co., Inc.	19,714	1,373,080
TriNet Group, Inc. (a)	4,511	281,216
TrueBlue, Inc. (a)	4,828	116,644
Verisk Analytics, Inc.	17,311	2,443,275
WageWorks, Inc. (a)	4,228	206,284
Willdan Group, Inc. (a)	874	34,549
		15,365,793
Road & Rail - 1.1%
AMERCO	791	295,177
ArcBest Corp.	2,699	82,481
Avis Budget Group, Inc. (a)	6,926	246,219
Covenant Transport Group, Inc. Class A (a)	1,130	22,069
CSX Corp.	85,019	6,770,063
Daseke, Inc. (a)	5,322	27,462
Genesee & Wyoming, Inc. Class A (a)	6,291	557,697
Heartland Express, Inc.	5,414	106,548
Hertz Global Holdings, Inc. (a)	5,527	100,481
J.B. Hunt Transport Services, Inc.	9,251	874,034
Kansas City Southern	10,818	1,332,129
Knight-Swift Transportation Holdings, Inc. Class A (b)	13,166	439,086
Landstar System, Inc.	4,424	482,039
Marten Transport Ltd.	3,470	68,637
Norfolk Southern Corp.	28,866	5,889,241
Old Dominion Freight Lines, Inc.	6,990	1,043,467
Ryder System, Inc.	5,568	350,784
Saia, Inc. (a)	2,882	185,572
Schneider National, Inc. Class B	3,889	81,280
U.S. Xpress Enterprises, Inc.	1,582	10,663
U.S.A. Truck, Inc. (a)	723	10,296
Union Pacific Corp.	78,108	13,828,240
Universal Logistics Holdings, Inc.	849	20,733
Werner Enterprises, Inc.	4,675	156,613
YRC Worldwide, Inc. (a)	3,002	20,444
		33,001,455
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	10,678	411,744
Aircastle Ltd.	4,914	97,887
Applied Industrial Technologies, Inc.	3,953	236,943
Beacon Roofing Supply, Inc. (a)	7,277	274,052
BlueLinx Corp. (a)(b)	856	22,016
BMC Stock Holdings, Inc. (a)	7,301	150,255
CAI International, Inc. (a)	1,519	37,717
DXP Enterprises, Inc. (a)	1,743	74,757
Fastenal Co.	30,395	2,144,367
GATX Corp. (b)	3,917	302,118
General Finance Corp. (a)	1,624	15,103
H&E Equipment Services, Inc.	2,981	90,652
HD Supply Holdings, Inc. (a)	19,791	904,251
Herc Holdings, Inc. (a)	2,624	126,372
Kaman Corp.	2,931	181,458
MRC Global, Inc. (a)	9,083	157,408
MSC Industrial Direct Co., Inc. Class A	4,951	414,151
Now, Inc. (a)	11,384	166,434
Rush Enterprises, Inc. Class A	3,294	139,699
SiteOne Landscape Supply, Inc. (a)(b)	4,431	298,206
Systemax, Inc.	1,597	36,268
Textainer Group Holdings Ltd. (a)	2,087	20,014
Titan Machinery, Inc. (a)	1,700	29,240
Triton International Ltd.	5,051	166,430
United Rentals, Inc. (a)	8,541	1,203,598
Univar, Inc. (a)	12,543	280,085
Veritiv Corp. (a)	1,159	32,325
W.W. Grainger, Inc.	4,868	1,372,776
Watsco, Inc.	3,374	534,678
WESCO International, Inc. (a)	5,907	338,117
		10,259,121
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	8,296	336,071

TOTAL INDUSTRIALS		320,119,889

INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 1.2%
Acacia Communications, Inc. (a)	2,938	170,051
ADTRAN, Inc.	5,338	91,493
Applied Optoelectronics, Inc. (a)(b)	1,198	14,999
Arista Networks, Inc. (a)	5,551	1,733,522
CalAmp Corp. (a)	3,365	49,163
Calix Networks, Inc. (a)	6,689	45,820
Ciena Corp. (a)	15,207	583,341
Cisco Systems, Inc.	477,020	26,689,269
CommScope Holding Co., Inc. (a)	20,620	510,964
Comtech Telecommunications Corp.	2,043	48,072
EchoStar Holding Corp. Class A (a)	5,011	199,688
Extreme Networks, Inc. (a)	12,597	100,776
F5 Networks, Inc. (a)	6,406	1,005,101
Finisar Corp. (a)	12,463	300,483
Harmonic, Inc. (a)	7,667	43,395
Infinera Corp. (a)	13,938	60,491
InterDigital, Inc.	3,570	233,442
Juniper Networks, Inc.	36,372	1,010,050
Lumentum Holdings, Inc. (a)	7,917	490,616
Maxar Technologies, Inc. (b)	5,171	25,493
Motorola Solutions, Inc.	17,337	2,512,305
NETGEAR, Inc. (a)	3,233	100,320
NetScout Systems, Inc. (a)	7,806	229,496
Plantronics, Inc.	3,450	177,606
Quantenna Communications, Inc. (a)	3,015	73,415
Sonus Networks, Inc. (a)	5,586	29,941
Ubiquiti Networks, Inc. (b)	2,066	352,150
ViaSat, Inc. (a)	5,911	536,837
Viavi Solutions, Inc. (a)	24,356	323,935
		37,742,234
Electronic Equipment & Components - 0.9%
ADT, Inc.	13,243	87,271
Amphenol Corp. Class A	31,943	3,180,245
Anixter International, Inc. (a)	3,458	217,404
Arlo Technologies, Inc.	6,591	26,166
Arrow Electronics, Inc. (a)	9,167	774,703
Avnet, Inc.	11,465	557,314
AVX Corp.	5,959	97,191
Badger Meter, Inc.	3,171	175,927
Belden, Inc.	4,265	236,921
Benchmark Electronics, Inc.	6,188	167,262
Cardtronics PLC (a)	3,743	133,850
Casa Systems, Inc. (a)	2,708	25,970
CDW Corp.	15,882	1,677,139
Cognex Corp.	18,403	928,063
Coherent, Inc. (a)	2,561	379,054
Control4 Corp. (a)	2,333	40,618
Corning, Inc.	84,918	2,704,638
CTS Corp.	3,863	115,697
Daktronics, Inc.	4,346	32,943
Dell Technologies, Inc. (a)	15,912	1,072,628
Dolby Laboratories, Inc. Class A	6,805	440,215
ePlus, Inc. (a)	1,443	136,060
Fabrinet (a)	3,762	227,676
FARO Technologies, Inc. (a)	1,889	106,256
Fitbit, Inc. (a)(b)	22,391	118,224
FLIR Systems, Inc.	14,488	766,995
II-VI, Inc. (a)	6,180	246,211
Insight Enterprises, Inc. (a)	3,668	207,535
IPG Photonics Corp. (a)(b)	3,867	675,681
Itron, Inc. (a)	3,634	195,000
Jabil, Inc.	15,673	473,481
KEMET Corp.	5,956	106,434
Keysight Technologies, Inc. (a)	19,902	1,732,071
Knowles Corp. (a)	9,649	182,173
Littelfuse, Inc.	2,700	542,835
Mesa Laboratories, Inc.	353	83,552
Methode Electronics, Inc. Class A	4,137	122,083
MTS Systems Corp.	1,953	107,376
National Instruments Corp.	11,848	558,041
Novanta, Inc. (a)	3,384	294,476
OSI Systems, Inc. (a)	1,696	152,860
Par Technology Corp. (a)	922	21,861
Park Electrochemical Corp.	2,147	35,318
PC Connection, Inc.	995	36,974
PC Mall, Inc. (a)	936	25,824
Plexus Corp. (a)	3,771	226,939
Rogers Corp. (a)	1,950	326,664
Sanmina Corp. (a)	7,444	252,500
ScanSource, Inc. (a)	2,326	87,574
SYNNEX Corp.	4,437	478,664
TE Connectivity Ltd.	36,399	3,481,564
Tech Data Corp. (a)	4,012	427,719
Trimble, Inc. (a)	26,378	1,076,750
TTM Technologies, Inc. (a)	10,377	137,391
Vishay Intertechnology, Inc.	13,657	270,545
Vishay Precision Group, Inc. (a)	1,150	43,551
Zebra Technologies Corp. Class A (a)	5,717	1,207,087
		28,243,164
Internet Software & Services - 0.0%
Razer, Inc. (a)(c)	416,000	107,118
IT Services - 5.1%
Accenture PLC Class A	67,577	12,344,291
Akamai Technologies, Inc. (a)	17,366	1,390,322
Alliance Data Systems Corp.	4,967	795,217
Amdocs Ltd.	14,845	817,663
Automatic Data Processing, Inc.	46,426	7,631,970
Booz Allen Hamilton Holding Corp. Class A	15,075	893,797
Broadridge Financial Solutions, Inc.	12,438	1,469,301
CACI International, Inc. Class A (a)	2,573	501,581
Carbonite, Inc. (a)	3,495	85,732
Cass Information Systems, Inc.	1,200	59,196
Cognizant Technology Solutions Corp. Class A	61,528	4,489,083
Conduent, Inc. (a)	19,600	251,468
CoreLogic, Inc. (a)	8,430	342,342
CSG Systems International, Inc.	3,298	147,256
DXC Technology Co.	29,827	1,960,827
Endurance International Group Holdings, Inc. (a)	6,955	38,461
EPAM Systems, Inc. (a)	5,433	974,463
Euronet Worldwide, Inc. (a)	5,547	831,440
Everi Holdings, Inc. (a)	6,681	68,747
EVERTEC, Inc.	6,125	191,774
EVO Payments, Inc. Class A	2,782	82,653
ExlService Holdings, Inc. (a)	3,916	232,610
Fidelity National Information Services, Inc.	34,666	4,018,829
First Data Corp. Class A (a)	59,918	1,549,479
Fiserv, Inc. (a)	42,378	3,697,057
FleetCor Technologies, Inc. (a)	9,372	2,445,623
Gartner, Inc. (a)	9,555	1,518,958
Genpact Ltd.	14,875	539,963
Global Payments, Inc.	16,818	2,456,605
GoDaddy, Inc. (a)	17,833	1,453,390
GreenSky, Inc. Class A	4,630	73,987
GTT Communications, Inc. (a)(b)	3,361	140,994
Hackett Group, Inc.	2,565	39,373
i3 Verticals, Inc. Class A	715	17,260
IBM Corp.	96,426	13,525,675
Internap Network Services Corp. (a)	1,445	5,693
Jack Henry & Associates, Inc.	8,255	1,230,490
Leidos Holdings, Inc.	15,685	1,152,534
Limelight Networks, Inc. (a)	10,498	31,179
Liveramp Holdings, Inc. (a)	7,354	428,959
ManTech International Corp. Class A	2,796	173,324
MasterCard, Inc. Class A	96,349	24,495,770
Maximus, Inc.	6,789	500,010
MongoDB, Inc. Class A (a)(b)	2,925	412,191
NIC, Inc.	6,832	117,920
Okta, Inc. (a)	8,311	864,593
Paychex, Inc.	33,796	2,849,341
PayPal Holdings, Inc. (a)	125,023	14,098,844
Perficient, Inc. (a)	5,040	148,378
Perspecta, Inc.	14,553	335,883
Presidio, Inc.	2,470	37,099
Sabre Corp.	28,881	599,570
Science Applications International Corp.	5,476	410,426
ServiceSource International, Inc. (a)	8,303	8,801
Square, Inc. (a)	32,630	2,376,117
Switch, Inc. Class A	3,213	34,925
Sykes Enterprises, Inc. (a)	3,973	110,251
The Western Union Co.	46,269	899,469
Total System Services, Inc.	17,816	1,821,508
Travelport Worldwide Ltd.	12,912	202,460
Ttec Holdings, Inc.	1,361	49,622
Twilio, Inc. Class A (a)	8,444	1,158,010
Unisys Corp. (a)(b)	5,904	66,184
VeriSign, Inc. (a)	11,303	2,231,777
Virtusa Corp. (a)	2,815	156,373
Visa, Inc. Class A	186,313	30,635,447
WEX, Inc. (a)	4,553	957,496
Worldpay, Inc. (a)	32,093	3,761,621
		159,439,652
Semiconductors & Semiconductor Equipment - 3.8%
Adesto Technologies Corp. (a)	2,618	16,677
Advanced Energy Industries, Inc. (a)	4,057	234,332
Advanced Micro Devices, Inc. (a)	93,412	2,580,974
Amkor Technology, Inc. (a)	13,443	121,794
Analog Devices, Inc.	39,306	4,568,929
Applied Materials, Inc.	104,332	4,597,911
Aquantia Corp. (a)	2,495	23,727
Axcelis Technologies, Inc. (a)	2,928	62,337
AXT, Inc. (a)	3,490	19,893
Broadcom, Inc.	43,861	13,965,342
Brooks Automation, Inc.	7,282	273,148
Cabot Microelectronics Corp.	2,989	377,361
Ceva, Inc. (a)	2,851	71,817
Cirrus Logic, Inc. (a)	6,253	297,518
Cohu, Inc.	3,615	53,610
Cree, Inc. (a)	10,810	714,433
Cypress Semiconductor Corp.	38,160	655,589
Diodes, Inc. (a)	3,960	144,223
Entegris, Inc.	15,190	620,663
First Solar, Inc. (a)	7,968	490,271
FormFactor, Inc. (a)	7,448	141,140
Ichor Holdings Ltd. (a)	2,018	50,813
Impinj, Inc. (a)	2,025	59,272
Inphi Corp. (a)	4,753	217,022
Intel Corp.	484,160	24,711,526
KLA-Tencor Corp.	16,205	2,065,813
Kulicke & Soffa Industries, Inc.	7,451	173,385
Lam Research Corp.	16,471	3,416,580
Lattice Semiconductor Corp. (a)	14,130	182,984
MACOM Technology Solutions Holdings, Inc. (a)	4,708	65,394
Marvell Technology Group Ltd.	63,166	1,580,413
Maxim Integrated Products, Inc.	29,555	1,773,300
MaxLinear, Inc. Class A (a)	6,887	185,329
Microchip Technology, Inc. (b)	25,178	2,515,030
Micron Technology, Inc. (a)	119,021	5,006,023
MKS Instruments, Inc.	5,797	527,585
Monolithic Power Systems, Inc.	4,122	641,837
Nanometrics, Inc. (a)	3,001	89,400
NeoPhotonics Corp. (a)	3,639	24,854
NVE Corp.	443	42,444
NVIDIA Corp.	64,725	11,715,225
ON Semiconductor Corp. (a)	44,982	1,037,285
PDF Solutions, Inc. (a)	3,407	44,223
Photronics, Inc. (a)	5,890	55,013
Pixelworks, Inc. (a)	3,557	16,398
Power Integrations, Inc.	3,201	252,943
Qorvo, Inc. (a)	13,153	994,498
Qualcomm, Inc.	128,602	11,076,490
Rambus, Inc. (a)	12,104	138,712
Rudolph Technologies, Inc. (a)	2,680	64,829
Semtech Corp. (a)	7,092	382,046
Silicon Laboratories, Inc. (a)	4,558	490,714
Skyworks Solutions, Inc.	18,917	1,668,101
SMART Global Holdings, Inc. (a)	1,109	24,110
SolarEdge Technologies, Inc. (a)	4,611	204,267
SunPower Corp. (a)(b)	5,379	38,836
Synaptics, Inc. (a)	3,643	137,232
Teradyne, Inc.	18,910	926,590
Texas Instruments, Inc.	101,871	12,003,460
Ultra Clean Holdings, Inc. (a)	3,807	45,570
Universal Display Corp. (b)	4,498	717,881
Veeco Instruments, Inc. (a)	4,287	52,216
Versum Materials, Inc.	11,445	597,200
Xilinx, Inc.	26,884	3,229,844
Xperi Corp.	4,964	123,355
		119,397,731
Software - 7.0%
2U, Inc. (a)(b)	6,232	377,036
8x8, Inc. (a)	10,274	245,754
A10 Networks, Inc. (a)	4,723	30,511
ACI Worldwide, Inc. (a)	12,249	435,084
Adobe, Inc. (a)	51,784	14,978,522
Alarm.com Holdings, Inc. (a)	3,561	252,404
Altair Engineering, Inc. Class A (a)	2,787	109,919
Alteryx, Inc. Class A (a)(b)	3,175	281,432
American Software, Inc. Class A	2,498	32,349
ANSYS, Inc. (a)	8,884	1,739,487
AppFolio, Inc. (a)	1,153	111,968
Appian Corp. Class A (a)	2,986	107,765
Aspen Technology, Inc. (a)	7,429	905,669
Autodesk, Inc. (a)	23,287	4,149,976
Avaya Holdings Corp. (a)	10,676	203,698
Benefitfocus, Inc. (a)	2,382	97,019
Black Knight, Inc. (a)	15,043	848,726
Blackbaud, Inc.	5,025	398,432
BlackLine, Inc. (a)	3,773	192,725
Bottomline Technologies, Inc. (a)	3,823	193,329
Box, Inc. Class A (a)	15,562	320,888
Cadence Design Systems, Inc. (a)	30,048	2,084,730
Cardlytics, Inc. (a)	1,004	15,662
CDK Global, Inc.	13,546	817,095
Ceridian HCM Holding, Inc.	3,997	212,441
Cision Ltd. (a)	8,320	100,339
Citrix Systems, Inc.	13,650	1,378,104
Cloudera, Inc. (a)	24,610	273,909
CommVault Systems, Inc. (a)	4,109	216,133
Cornerstone OnDemand, Inc. (a)	6,267	342,492
Coupa Software, Inc. (a)	5,481	566,352
Digimarc Corp. (a)	1,019	30,356
Domo, Inc. Class B	847	32,449
Dropbox, Inc. Class A (a)	10,230	249,407
Ebix, Inc.	2,321	117,164
eGain Communications Corp. (a)	1,590	15,884
Envestnet, Inc. (a)	4,878	346,289
Everbridge, Inc. (a)	2,899	214,207
Fair Isaac Corp. (a)	3,061	856,315
FireEye, Inc. (a)	21,188	339,432
Five9, Inc. (a)	6,453	342,461
Forescout Technologies, Inc. (a)	2,422	101,821
Fortinet, Inc. (a)	15,409	1,439,509
Guidewire Software, Inc. (a)	8,488	903,972
HubSpot, Inc. (a)	3,889	717,482
Instructure, Inc. (a)	3,116	134,237
Intuit, Inc.	27,588	6,926,243
j2 Global, Inc.	4,945	433,281
LivePerson, Inc. (a)	6,224	182,550
LogMeIn, Inc.	5,334	439,522
Manhattan Associates, Inc. (a)	7,092	478,355
Microsoft Corp.	819,873	107,075,416
MicroStrategy, Inc. Class A (a)	1,006	150,598
Mitek Systems, Inc. (a)	3,147	37,449
MobileIron, Inc. (a)	8,617	51,099
Model N, Inc. (a)	3,136	58,141
Monotype Imaging Holdings, Inc.	4,944	85,235
New Relic, Inc. (a)	4,870	512,519
Nuance Communications, Inc. (a)	29,923	503,604
Nutanix, Inc. Class A (a)	7,891	340,812
Onespan, Inc. (a)	3,925	72,770
Oracle Corp.	270,251	14,952,988
Palo Alto Networks, Inc. (a)	10,013	2,491,535
Parametric Technology Corp. (a)	11,264	1,019,054
Paycom Software, Inc. (a)	5,137	1,040,397
Paylocity Holding Corp. (a)	3,414	329,622
Pegasystems, Inc.	3,715	278,662
Pivotal Software, Inc.	4,574	99,256
Pluralsight, Inc.	2,281	80,953
Progress Software Corp.	4,577	208,757
Proofpoint, Inc. (a)	5,720	717,402
PROS Holdings, Inc. (a)	3,433	175,907
Q2 Holdings, Inc. (a)	4,428	333,960
QAD, Inc. Class A	976	45,745
Qualys, Inc. (a)	3,612	326,019
Rapid7, Inc. (a)	4,207	228,608
RealPage, Inc. (a)	8,009	522,267
Red Hat, Inc. (a)	18,723	3,417,509
RingCentral, Inc. (a)	7,200	837,864
SailPoint Technologies Holding, Inc. (a)	7,182	202,963
Salesforce.com, Inc. (a)	81,201	13,426,585
SecureWorks Corp. (a)	830	16,119
ServiceNow, Inc. (a)	19,041	5,169,822
ShotSpotter, Inc. (a)	655	34,519
Smartsheet, Inc.	1,231	52,108
Splunk, Inc. (a)	15,543	2,145,556
SPS Commerce, Inc. (a)	1,973	204,679
SS&C Technologies Holdings, Inc.	23,101	1,563,014
Symantec Corp.	67,679	1,638,509
Synopsys, Inc. (a)	16,020	1,939,702
Tableau Software, Inc. (a)	7,523	916,377
Teradata Corp. (a)	12,198	554,643
The Rubicon Project, Inc. (a)	3,696	23,617
The Trade Desk, Inc. (a)	3,816	845,168
TiVo Corp.	12,554	117,631
Tyler Technologies, Inc. (a)	4,072	944,338
Ultimate Software Group, Inc. (a)	3,310	1,094,452
Upland Software, Inc. (a)	1,775	82,520
Varonis Systems, Inc. (a)	3,166	225,261
Verint Systems, Inc. (a)	6,830	412,464
VirnetX Holding Corp. (a)	4,993	31,855
VMware, Inc. Class A	8,097	1,652,841
Workday, Inc. Class A (a)	15,542	3,195,901
Workiva, Inc. (a)	2,661	141,406
Yext, Inc. (a)	6,868	150,478
Zendesk, Inc. (a)	11,328	994,372
Zix Corp. (a)	4,703	38,329
Zuora, Inc.	1,233	27,249
		220,157,512
Technology Hardware, Storage & Peripherals - 3.4%
3D Systems Corp. (a)	11,338	120,636
Apple, Inc.	478,223	95,965,009
Cray, Inc. (a)	4,403	115,623
Diebold Nixdorf, Inc. (a)	7,689	77,582
Electronics for Imaging, Inc. (a)	4,673	173,789
Hewlett Packard Enterprise Co.	150,687	2,382,361
HP, Inc.	168,180	3,355,191
Immersion Corp. (a)	3,327	31,440
NCR Corp. (a)	12,658	366,449
NetApp, Inc.	26,710	1,945,824
Pure Storage, Inc. Class A (a)	18,254	417,286
Seagate Technology LLC	27,887	1,347,500
U.S.A. Technologies, Inc. (a)(b)	6,518	36,957
Western Digital Corp.	30,650	1,566,828
Xerox Corp.	22,222	741,326
		108,643,801

TOTAL INFORMATION TECHNOLOGY		673,731,212

MATERIALS - 2.9%
Chemicals - 2.0%
A. Schulman, Inc. rights (a)(d)	493	213
AdvanSix, Inc. (a)	2,739	82,800
Air Products & Chemicals, Inc.	23,259	4,786,470
Albemarle Corp. U.S.	11,271	846,001
American Vanguard Corp.	2,336	36,769
Amyris, Inc. (a)(b)	4,022	18,019
Ashland Global Holdings, Inc.	6,663	536,571
Axalta Coating Systems Ltd. (a)	23,135	624,182
Balchem Corp.	3,371	342,190
Cabot Corp.	6,274	284,714
Celanese Corp. Class A	14,275	1,540,130
CF Industries Holdings, Inc.	24,306	1,088,423
Chase Corp.	669	62,665
Dow, Inc. (a)	81,393	4,617,425
DowDuPont, Inc.	243,513	9,363,075
Eastman Chemical Co.	14,813	1,168,449
Ecolab, Inc.	26,881	4,948,254
Element Solutions, Inc. (a)	24,880	270,197
Ferro Corp. (a)	8,786	157,006
Flotek Industries, Inc. (a)	5,788	20,663
FMC Corp.	16,307	1,289,231
FutureFuel Corp.	2,325	34,154
H.B. Fuller Co.	5,518	270,216
Hawkins, Inc.	1,074	39,641
Huntsman Corp.	22,529	501,045
Ingevity Corp. (a)	4,536	521,685
Innophos Holdings, Inc.	2,339	75,292
Innospec, Inc.	2,639	223,840
International Flavors & Fragrances, Inc. (b)	10,797	1,487,719
Intrepid Potash, Inc. (a)	8,599	31,988
Koppers Holdings, Inc. (a)	1,827	48,854
Kraton Performance Polymers, Inc. (a)	3,472	113,951
Kronos Worldwide, Inc.	2,110	28,696
Linde PLC	58,465	10,538,901
LyondellBasell Industries NV Class A	33,299	2,937,971
Minerals Technologies, Inc.	3,751	235,450
NewMarket Corp.	966	405,314
Olin Corp.	17,613	382,026
OMNOVA Solutions, Inc. (a)	4,772	35,313
PolyOne Corp.	8,352	230,849
PPG Industries, Inc.	25,383	2,982,503
PQ Group Holdings, Inc. (a)	3,247	51,335
Quaker Chemical Corp.	1,404	314,243
Rayonier Advanced Materials, Inc.	5,666	84,083
RPM International, Inc.	14,173	859,592
Sensient Technologies Corp.	4,785	335,524
Sherwin-Williams Co.	8,758	3,983,401
Stepan Co.	2,064	191,003
The Chemours Co. LLC	17,914	645,083
The Mosaic Co.	37,303	973,981
The Scotts Miracle-Gro Co. Class A	4,110	349,432
Tredegar Corp.	2,309	41,608
Trinseo SA	4,434	199,308
Tronox Holdings PLC	9,385	132,704
Valvoline, Inc.	19,382	358,567
Venator Materials PLC (a)	4,706	28,518
W.R. Grace & Co.	7,285	550,600
Westlake Chemical Corp.	4,063	283,394
		62,591,231
Construction Materials - 0.1%
Eagle Materials, Inc.	4,955	450,459
Forterra, Inc. (a)	2,133	9,897
Martin Marietta Materials, Inc.	6,667	1,479,407
nVent Electric PLC	17,767	496,588
Summit Materials, Inc. (a)	12,249	214,602
U.S. Concrete, Inc. (a)	1,800	84,834
Vulcan Materials Co.	13,992	1,764,531
		4,500,318
Containers & Packaging - 0.4%
Aptargroup, Inc.	6,510	724,172
Avery Dennison Corp.	9,163	1,013,886
Ball Corp.	35,881	2,150,707
Bemis Co., Inc.	9,541	547,844
Berry Global Group, Inc. (a)	13,751	808,559
Crown Holdings, Inc. (a)	14,239	827,713
Graphic Packaging Holding Co.	33,669	467,326
Greif, Inc. Class A	2,861	113,067
International Paper Co.	43,271	2,025,516
Myers Industries, Inc.	3,217	57,552
Owens-Illinois, Inc.	16,397	324,005
Packaging Corp. of America	10,086	1,000,128
Sealed Air Corp.	16,570	772,493
Silgan Holdings, Inc.	7,834	234,550
Sonoco Products Co.	10,806	681,426
WestRock Co.	27,123	1,040,981
		12,789,925
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)(b)	34,154	82,653
Alcoa Corp. (a)	19,778	527,677
Allegheny Technologies, Inc. (a)(b)	13,577	338,339
Atkore International Group, Inc. (a)	4,964	122,909
Carpenter Technology Corp.	4,991	247,903
Century Aluminum Co. (a)	4,166	35,036
Cleveland-Cliffs, Inc. (b)	30,861	308,301
Coeur d'Alene Mines Corp. (a)	23,283	84,052
Commercial Metals Co.	12,225	211,370
Compass Minerals International, Inc.	3,663	210,220
Freeport-McMoRan, Inc.	153,431	1,888,736
Gold Resource Corp.	6,343	23,215
Haynes International, Inc.	1,092	35,283
Hecla Mining Co.	49,071	103,049
Kaiser Aluminum Corp.	1,687	166,001
Livent Corp.	12,758	137,531
Materion Corp.	2,023	117,395
McEwen Mining, Inc. (b)	25,913	35,760
Newmont Goldcorp Corp.	56,473	1,754,051
Nucor Corp.	33,687	1,922,517
Olympic Steel, Inc.	2,461	39,917
Reliance Steel & Aluminum Co.	7,486	688,413
Royal Gold, Inc.	6,887	599,582
Ryerson Holding Corp. (a)	2,174	18,805
Schnitzer Steel Industries, Inc. Class A	2,653	62,929
Steel Dynamics, Inc.	24,420	773,626
SunCoke Energy, Inc.	5,585	48,087
TimkenSteel Corp. (a)	3,848	39,019
United States Steel Corp.	18,740	292,344
Universal Stainless & Alloy Products, Inc. (a)	947	13,627
Warrior Metropolitan Coal, Inc.	4,416	136,896
Worthington Industries, Inc.	4,045	162,326
		11,227,569
Paper & Forest Products - 0.0%
Boise Cascade Co.	3,976	110,095
Clearwater Paper Corp. (a)	1,379	27,814
Domtar Corp.	6,755	330,320
Louisiana-Pacific Corp.	15,116	378,656
Mercer International, Inc. (SBI)	3,890	55,082
Neenah, Inc.	1,766	119,823
P.H. Glatfelter Co.	5,996	94,617
Resolute Forest Products	9,443	74,694
Schweitzer-Mauduit International, Inc.	3,062	108,915
Verso Corp. (a)	3,794	84,682
		1,384,698

TOTAL MATERIALS		92,493,741

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.7%
Acadia Realty Trust (SBI)	9,150	258,396
Agree Realty Corp.	3,690	241,584
Alexander & Baldwin, Inc.	6,703	158,325
Alexanders, Inc.	366	138,945
Alexandria Real Estate Equities, Inc.	11,509	1,638,767
American Assets Trust, Inc.	4,006	185,037
American Campus Communities, Inc.	14,173	668,966
American Finance Trust, Inc.	4,704	46,146
American Homes 4 Rent Class A	27,478	658,922
American Tower Corp.	46,703	9,121,096
Americold Realty Trust	6,598	211,202
Apartment Investment & Management Co. Class A	15,837	781,714
Apple Hospitality (REIT), Inc.	21,908	360,387
Armada Hoffler Properties, Inc.	6,862	110,821
Ashford Hospitality Trust, Inc.	7,023	38,697
AvalonBay Communities, Inc.	14,601	2,933,779
Bluerock Residential Growth (REIT), Inc.	2,998	33,608
Boston Properties, Inc.	16,342	2,248,986
Braemar Hotels & Resorts, Inc.	2,720	37,808
Brandywine Realty Trust (SBI)	20,161	310,278
Brixmor Property Group, Inc.	32,414	579,562
Camden Property Trust (SBI)	9,839	990,295
CareTrust (REIT), Inc.	9,106	220,821
CatchMark Timber Trust, Inc.	4,356	43,560
CBL & Associates Properties, Inc. (b)	17,454	17,629
Cedar Realty Trust, Inc.	9,477	29,094
Chatham Lodging Trust	4,413	86,892
Chesapeake Lodging Trust	6,468	184,338
City Office REIT, Inc.	3,668	42,549
Colony Capital, Inc.	52,510	269,901
Columbia Property Trust, Inc.	12,282	278,924
Community Healthcare Trust, Inc.	1,677	61,177
CorEnergy Infrastructure Trust, Inc. (b)	1,738	65,679
CorePoint Lodging, Inc.	4,543	56,788
CoreSite Realty Corp.	3,801	415,867
Corporate Office Properties Trust (SBI)	11,834	329,932
Corrections Corp. of America	13,027	271,092
Cousins Properties, Inc.	44,768	428,430
Crown Castle International Corp.	43,952	5,528,283
CubeSmart	19,986	637,753
CyrusOne, Inc.	11,168	621,946
DDR Corp.	15,965	211,377
DiamondRock Hospitality Co.	26,826	291,330
Digital Realty Trust, Inc.	21,844	2,571,257
Douglas Emmett, Inc.	16,997	700,106
Duke Realty Corp.	37,725	1,174,002
Easterly Government Properties, Inc.	9,303	167,454
EastGroup Properties, Inc.	3,597	411,245
Empire State Realty Trust, Inc.	16,132	249,401
EPR Properties	7,875	621,023
Equinix, Inc.	8,531	3,879,046
Equity Commonwealth	12,217	388,501
Equity Lifestyle Properties, Inc.	9,671	1,128,606
Equity Residential (SBI)	38,972	2,978,240
Essential Properties Realty Trust, Inc.	3,199	66,155
Essex Property Trust, Inc.	7,001	1,977,783
Extra Space Storage, Inc.	13,500	1,399,815
Farmland Partners, Inc.	2,554	16,754
Federal Realty Investment Trust (SBI)	7,853	1,051,124
First Industrial Realty Trust, Inc.	12,615	444,931
Four Corners Property Trust, Inc.	7,564	215,120
Franklin Street Properties Corp.	12,163	95,601
Front Yard Residential Corp. Class B	4,252	42,137
Gaming & Leisure Properties	21,308	860,417
Getty Realty Corp.	3,797	123,137
Gladstone Commercial Corp.	2,318	50,417
Gladstone Land Corp.	3,695	46,816
Global Net Lease, Inc.	7,705	146,934
Government Properties Income Trust	4,733	128,454
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,097	162,119
HCP, Inc.	50,382	1,500,376
Healthcare Realty Trust, Inc.	13,369	412,835
Healthcare Trust of America, Inc.	21,237	585,716
Hersha Hospitality Trust	3,379	62,748
Highwoods Properties, Inc. (SBI)	10,719	477,853
Hospitality Properties Trust (SBI)	16,857	438,282
Host Hotels & Resorts, Inc.	78,943	1,518,863
Hudson Pacific Properties, Inc.	17,168	598,476
Independence Realty Trust, Inc.	7,972	84,423
Industrial Logistics Properties Trust	6,780	134,583
InfraReit, Inc.	3,550	74,728
Investors Real Estate Trust	1,297	78,183
Invitation Homes, Inc.	31,171	774,911
Iron Mountain, Inc.	30,510	990,965
iStar Financial, Inc.	6,936	60,135
JBG SMITH Properties	11,897	506,217
Jernigan Capital, Inc.	3,361	70,816
Kilroy Realty Corp.	10,584	814,015
Kimco Realty Corp.	44,047	765,977
Kite Realty Group Trust	10,016	158,153
Lamar Advertising Co. Class A	8,970	741,550
Lexington Corporate Properties Trust	23,204	210,460
Liberty Property Trust (SBI)	15,719	780,291
Life Storage, Inc.	4,981	474,639
LTC Properties, Inc.	4,477	201,734
Mack-Cali Realty Corp.	9,072	211,196
MedEquities Realty Trust, Inc.	2,427	25,993
Medical Properties Trust, Inc.	38,996	680,870
Mid-America Apartment Communities, Inc.	12,052	1,318,609
Monmouth Real Estate Investment Corp. Class A	10,766	147,925
National Health Investors, Inc.	4,687	353,540
National Retail Properties, Inc.	16,969	892,909
National Storage Affiliates Trust	5,647	165,231
New Senior Investment Group, Inc.	7,171	40,086
NexPoint Residential Trust, Inc.	2,594	97,249
NorthStar Realty Europe Corp.	5,177	92,306
Omega Healthcare Investors, Inc.	21,370	756,284
Outfront Media, Inc.	14,621	348,418
Paramount Group, Inc.	20,560	297,914
Park Hotels & Resorts, Inc.	21,818	699,921
Pebblebrook Hotel Trust	13,856	451,151
Pennsylvania Real Estate Investment Trust (SBI) (b)	5,552	33,423
Physicians Realty Trust	18,918	341,659
Piedmont Office Realty Trust, Inc. Class A	13,004	270,743
Potlatch Corp.	7,274	281,213
Preferred Apartment Communities, Inc. Class A	4,788	74,884
Prologis, Inc.	66,651	5,110,132
PS Business Parks, Inc.	2,028	311,541
Public Storage	15,877	3,511,675
QTS Realty Trust, Inc. Class A	5,329	241,670
Ramco-Gershenson Properties Trust (SBI)	9,536	115,672
Rayonier, Inc.	14,009	445,346
Realty Income Corp.	31,524	2,206,995
Regency Centers Corp.	17,771	1,193,678
Retail Opportunity Investments Corp.	13,123	230,309
Retail Properties America, Inc.	22,370	274,927
Rexford Industrial Realty, Inc.	9,337	353,779
RLJ Lodging Trust	19,191	353,306
Ryman Hospitality Properties, Inc.	5,301	421,960
Sabra Health Care REIT, Inc.	19,159	374,750
Saul Centers, Inc.	1,051	56,071
SBA Communications Corp. Class A (a)	12,026	2,450,057
Senior Housing Properties Trust (SBI)	26,027	208,997
Seritage Growth Properties	2,815	125,521
Simon Property Group, Inc.	32,847	5,705,524
SL Green Realty Corp.	9,227	815,113
Spirit MTA REIT	3,363	22,667
Spirit Realty Capital, Inc.	9,157	370,492
Stag Industrial, Inc.	10,833	311,774
Store Capital Corp.	20,277	675,630
Summit Hotel Properties, Inc.	12,071	140,144
Sun Communities, Inc.	9,136	1,124,459
Sunstone Hotel Investors, Inc.	25,149	362,146
Tanger Factory Outlet Centers, Inc.	9,323	168,373
Taubman Centers, Inc.	6,343	312,710
Terreno Realty Corp.	5,808	259,327
The GEO Group, Inc.	12,597	252,192
The Macerich Co.	11,658	467,952
TIER REIT, Inc.	5,730	162,388
UDR, Inc.	29,072	1,306,786
UMH Properties, Inc.	3,393	47,672
Uniti Group, Inc.	19,536	214,701
Universal Health Realty Income Trust (SBI)	1,508	122,178
Urban Edge Properties	11,553	214,539
Urstadt Biddle Properties, Inc. Class A	5,258	115,308
Ventas, Inc.	38,026	2,323,769
VEREIT, Inc.	104,726	865,037
VICI Properties, Inc.	37,936	864,941
Vornado Realty Trust	18,254	1,262,082
Washington Prime Group, Inc.	21,463	95,510
Washington REIT (SBI)	8,783	248,032
Weingarten Realty Investors (SBI)	12,494	361,576
Welltower, Inc.	39,893	2,973,225
Weyerhaeuser Co.	79,800	2,138,640
Whitestone REIT Class B	3,662	46,983
WP Carey, Inc.	17,118	1,357,800
Xenia Hotels & Resorts, Inc.	12,522	271,101
		117,008,888
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)	1,065	25,209
CBRE Group, Inc. (a)	33,729	1,756,269
Colony NorthStar Credit Real Estate, Inc.	8,344	129,666
eXp World Holdings, Inc. (a)	3,218	35,076
HFF, Inc.	3,911	186,124
Howard Hughes Corp. (a)	4,167	462,537
Jones Lang LaSalle, Inc.	4,869	752,601
Kennedy-Wilson Holdings, Inc.	13,934	300,138
Marcus & Millichap, Inc. (a)	2,351	101,328
Newmark Group, Inc.	14,971	127,553
RE/MAX Holdings, Inc.	1,601	69,371
Realogy Holdings Corp. (b)	12,304	160,198
Redfin Corp. (a)(b)	7,486	154,810
Retail Value, Inc.	1,305	43,718
Tejon Ranch Co. (a)	3,983	68,707
The St. Joe Co. (a)	7,627	129,964
		4,503,269

TOTAL REAL ESTATE		121,512,157

UTILITIES - 3.1%
Electric Utilities - 1.8%
Allete, Inc.	5,358	436,409
Alliant Energy Corp.	24,963	1,179,002
American Electric Power Co., Inc.	52,256	4,470,501
Duke Energy Corp.	75,488	6,878,467
Edison International	34,617	2,207,526
El Paso Electric Co.	4,356	266,195
Entergy Corp.	19,184	1,858,930
Evergy, Inc.	28,039	1,621,215
Eversource Energy	33,406	2,393,874
Exelon Corp.	102,327	5,213,561
FirstEnergy Corp.	51,826	2,178,247
Hawaiian Electric Industries, Inc.	10,975	455,243
IDACORP, Inc.	5,358	530,549
MGE Energy, Inc.	3,801	257,670
NextEra Energy, Inc.	50,602	9,839,053
OGE Energy Corp.	21,027	890,283
Otter Tail Corp.	4,281	219,615
Pinnacle West Capital Corp.	12,025	1,145,622
PNM Resources, Inc.	8,598	399,291
Portland General Electric Co.	9,171	479,735
PPL Corp.	76,097	2,374,987
Southern Co.	108,976	5,799,703
Spark Energy, Inc. Class A,	1,577	14,918
Vistra Energy Corp.	41,952	1,143,192
Xcel Energy, Inc.	54,452	3,076,538
		55,330,326
Gas Utilities - 0.2%
Atmos Energy Corp.	12,419	1,270,960
Chesapeake Utilities Corp.	1,653	153,134
National Fuel Gas Co.	9,063	536,620
New Jersey Resources Corp.	9,513	476,411
Northwest Natural Holding Co.	2,910	194,650
ONE Gas, Inc.	5,628	498,191
South Jersey Industries, Inc.	9,504	305,268
Southwest Gas Holdings, Inc.	5,712	475,181
Spire, Inc.	5,217	439,219
UGI Corp.	18,306	997,860
		5,347,494
Independent Power and Renewable Electricity Producers - 0.1%
Bloom Energy Corp. Class A	1,839	25,047
NRG Energy, Inc.	30,943	1,273,923
NRG Yield, Inc.:
Class A	4,515	69,396
Class C	6,771	107,456
Ormat Technologies, Inc.	5,303	309,483
Pattern Energy Group, Inc.	9,734	225,050
Terraform Power, Inc.	8,609	116,738
The AES Corp.	69,853	1,195,883
		3,322,976
Multi-Utilities - 0.9%
Ameren Corp.	26,100	1,899,297
Avangrid, Inc.	5,896	301,934
Avista Corp.	6,914	298,270
Black Hills Corp.	5,874	427,392
CenterPoint Energy, Inc.	53,349	1,653,819
CMS Energy Corp.	30,102	1,672,166
Consolidated Edison, Inc.	33,013	2,844,400
Dominion Resources, Inc.	81,025	6,309,417
DTE Energy Co.	19,169	2,409,735
MDU Resources Group, Inc.	20,357	532,336
NiSource, Inc.	39,014	1,083,809
NorthWestern Energy Corp.	5,231	365,385
Public Service Enterprise Group, Inc.	53,577	3,195,868
Sempra Energy	29,024	3,713,621
Unitil Corp.	1,633	92,934
WEC Energy Group, Inc.	33,455	2,623,876
		29,424,259
Water Utilities - 0.1%
American States Water Co.	4,064	289,235
American Water Works Co., Inc.	19,114	2,067,944
Aqua America, Inc.	18,886	737,687
AquaVenture Holdings Ltd. (a)	1,246	24,235
California Water Service Group	4,816	242,678
Connecticut Water Service, Inc.	1,073	73,576
Middlesex Water Co.	1,981	114,878
Select Energy Services, Inc. Class A (a)	8,538	98,358
SJW Corp.	2,479	153,847
		3,802,438

TOTAL UTILITIES		97,227,493

TOTAL COMMON STOCKS
(Cost $2,965,350,680)		3,128,658,209

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 2.49% (e)	19,474,523	19,478,418
Fidelity Securities Lending Cash Central Fund 2.49% (e)(f)	29,289,420	29,292,349
TOTAL MONEY MARKET FUNDS
(Cost $48,768,963)		48,770,767
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $3,014,119,643)		3,177,428,976
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(35,574,086)
NET ASSETS - 100%		$3,141,854,890

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	21	June 2019	$1,673,910	$6,927	$6,927
CME E-mini S&P 500 Index Contracts (United States)	73	June 2019	10,762,025	85,701	85,701
CME E-mini S&P MidCap 400 Index Contracts (United States)	4	June 2019	789,360	2,136	2,136
TOTAL FUTURES CONTRACTS					$94,764

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $541,642 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$180,791
Fidelity Securities Lending Cash Central Fund	108,590
Total	$289,381

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$291,754,006	$291,754,006	$--	$--
Consumer Discretionary	331,129,313	331,129,313	--	--
Consumer Staples	199,872,680	199,872,680	--	--
Energy	152,425,131	152,425,131	--	--
Financials	431,079,646	431,079,646	--	--
Health Care	417,312,941	417,312,941	--	0
Industrials	320,119,889	320,119,889	--	--
Information Technology	673,731,212	673,731,212	--	--
Materials	92,493,741	92,493,528	--	213
Real Estate	121,512,157	121,512,157	--	--
Utilities	97,227,493	97,227,493	--	--
Money Market Funds	48,770,767	48,770,767	--	--
Total Investments in Securities:	$3,177,428,976	$3,177,428,763	$--	$213
Derivative Instruments:
Assets
Futures Contracts	$94,764	$94,764	$--	$--
Total Assets	$94,764	$94,764	$--	$--
Total Derivative Instruments:	$94,764	$94,764	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$94,764	$0
Total Equity Risk	94,764	0
Total Value of Derivatives	$94,764	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,358,160) — See accompanying schedule: Unaffiliated issuers (cost $2,965,350,680)	$3,128,658,209
Fidelity Central Funds (cost $48,768,963)	48,770,767
Total Investment in Securities (cost $3,014,119,643)		$3,177,428,976
Segregated cash with brokers for derivative instruments		247,610
Cash		12
Foreign currency held at value (cost $1,767)		1,767
Receivable for fund shares sold		12,646,340
Dividends receivable		2,319,515
Distributions receivable from Fidelity Central Funds		38,492
Receivable for daily variation margin on futures contracts		4,907
Other receivables		1,078
Total assets		3,192,688,697
Liabilities
Payable for investments purchased	$19,023,496
Payable for fund shares redeemed	2,517,820
Collateral on securities loaned	29,292,491
Total liabilities		50,833,807
Net Assets		$3,141,854,890
Net Assets consist of:
Paid in capital		$2,967,373,872
Total distributable earnings (loss)		174,481,018
Net Assets, for 301,804,679 shares outstanding		$3,141,854,890
Net Asset Value, offering price and redemption price per share ($3,141,854,890 ÷ 301,804,679 shares)		$10.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$20,768,102
Interest		3,336
Income from Fidelity Central Funds		289,381
Total income		21,060,819
Expenses
Independent trustees' fees and expenses	$4,762
Total expenses before reductions	4,762
Expense reductions	(1,445)
Total expenses after reductions		3,317
Net investment income (loss)		21,057,502
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,270,605)
Fidelity Central Funds	(1,958)
Foreign currency transactions	(43)
Futures contracts	2,517,253
Total net realized gain (loss)		(1,755,353)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	242,994,771
Fidelity Central Funds	1,804
Assets and liabilities in foreign currencies	(7)
Futures contracts	43,228
Total change in net unrealized appreciation (depreciation)		243,039,796
Net gain (loss)		241,284,443
Net increase (decrease) in net assets resulting from operations		$262,341,945

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	For the period August 2, 2018 (commencement of operations) to October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,057,502	$3,504,625
Net realized gain (loss)	(1,755,353)	167,495
Change in net unrealized appreciation (depreciation)	243,039,796	(79,635,699)
Net increase (decrease) in net assets resulting from operations	262,341,945	(75,963,579)
Distributions to shareholders	(11,754,371)	–
Share transactions
Proceeds from sales of shares	1,802,534,650	1,515,817,577
Reinvestment of distributions	11,304,792	–
Cost of shares redeemed	(286,718,043)	(75,708,081)
Net increase (decrease) in net assets resulting from share transactions	1,527,121,399	1,440,109,496
Total increase (decrease) in net assets	1,777,708,973	1,364,145,917
Net Assets
Beginning of period	1,364,145,917	–
End of period	$3,141,854,890	$1,364,145,917
Other Information
Shares
Sold	188,099,109	150,238,900
Issued in reinvestment of distributions	1,248,123	–
Redeemed	(30,192,762)	(7,588,691)
Net increase (decrease)	159,154,470	142,650,209

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO Total Market Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.04
Net realized and unrealized gain (loss)	.83	(.48)
Total from investment operations	.92	(.44)
Distributions from net investment income	(.06)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.07)	–
Net asset value, end of period	$10.41	$9.56
Total ReturnC,D	9.67%	(4.40)%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	- %H
Expenses net of fee waivers, if anyG	- %H	- %H
Expenses net of all reductionsG	- %H	- %H
Net investment income (loss)	1.94%H	1.61%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,141,855	$1,364,146
Portfolio turnover rateI	5%H	0%J,K

 A For the period August 2, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund and Fidelity ZERO Total Market Index Fund are funds of Fidelity Concord Street Trust. Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund were formally funds of Fidelity Salem Street Trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity ZERO International Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity ZERO Extended Market Index Fund	$359,871,787	$29,138,390	$(13,088,484)	$16,049,906
Fidelity ZERO International Index Fund	949,958,360	62,697,610	(30,435,016)	32,262,594
Fidelity ZERO Large Cap Index Fund	615,889,558	53,292,635	(11,037,238)	42,255,397
Fidelity ZERO Total Market Index Fund	3,019,944,831	255,593,110	(98,014,201)	157,578,909

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity ZERO Extended Market Index Fund	$(2,572)	$(4,405)	$(6,977)
Fidelity ZERO International Index Fund	(981,712)	(1,369,444)	(2,351,156)
Fidelity ZERO Large Cap Index Fund	–	(1,646)	(1,646)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity ZERO Extended Market Index Fund	308,083,890	37,683,327
Fidelity ZERO International Index Fund	555,699,800	29,005,518
Fidelity ZERO Large Cap Index Fund	510,275,984	13,719,135
Fidelity ZERO Total Market Index Fund	1,590,466,437	56,617,380

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), and its affiliates provide the Funds with investment management services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except fees and expenses of the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the Funds' pro-rata portion of the line of credit are paid by the investment adviser.

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity ZERO Extended Market Index Fund	$29,552	$706	$58,047
Fidelity ZERO International Index Fund	$5,000	$–	$–
Fidelity ZERO Large Cap Index Fund	$10,962	$–	$–
Fidelity ZERO Total Market Index Fund	$108,590	$858	$153,256

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity ZERO Extended Market Index Fund	$88
Fidelity ZERO International Index Fund	656
Fidelity ZERO Large Cap Index Fund	240
Fidelity ZERO Total Market Index Fund	1,445

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Fidelity ZERO Extended Market Index Fund	- %-C
Actual		$1,000.00	$1,084.20	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Fidelity ZERO International Index Fund	- %-C
Actual		$1,000.00	$1,092.50	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Fidelity ZERO Large Cap Index Fund	- %-C
Actual		$1,000.00	$1,097.70	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Fidelity ZERO Total Market Index Fund	- %-C
Actual		$1,000.00	$1,096.70	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C Amount less than .005%.

 D Amount less than $.005.

 E 5% return per year before expenses

EML-SANN-0619
1.9891447.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 25, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 25, 2019